UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2016

Global Allocation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Types of Investments in Portfolio	% of net assets
International Equity Funds	33.6%
Domestic Equity Funds	25.7%
International Fixed Income Funds	14.4%
Domestic Fixed Income Funds	11.0%
Exchange-Traded Funds	9.8%
Cash and Equivalents*	5.5%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 12/1/15 - 5/31/16	Effective Annualized Expense Ratio(2)
Actual
Investor Class (after waiver)	$1,000	$1,021.60	$2.07	0.41%	$6.42	1.27%
Investor Class (before waiver)	$1,000	$1,021.60(3)	$6.92	1.37%	$11.27	2.23%
Institutional Class (after waiver)	$1,000	$1,022.60	$1.06	0.21%	$5.41	1.07%
Institutional Class (before waiver)	$1,000	$1,022.60(3)	$5.92	1.17%	$10.26	2.03%
A Class (after waiver)	$1,000	$1,020.00	$3.33	0.66%	$7.68	1.52%
A Class (before waiver)	$1,000	$1,020.00(3)	$8.18	1.62%	$12.52	2.48%
C Class (after waiver)	$1,000	$1,016.50	$7.11	1.41%	$11.44	2.27%
C Class (before waiver)	$1,000	$1,016.50(3)	$11.95	2.37%	$16.28	3.23%
R Class (after waiver)	$1,000	$1,018.50	$4.59	0.91%	$8.93	1.77%
R Class (before waiver)	$1,000	$1,018.50(3)	$9.44	1.87%	$13.78	2.73%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.95	$2.07	0.41%	$6.41	1.27%
Investor Class (before waiver)	$1,000	$1,018.15	$6.91	1.37%	$11.23	2.23%
Institutional Class (after waiver)	$1,000	$1,023.95	$1.06	0.21%	$5.40	1.07%
Institutional Class (before waiver)	$1,000	$1,019.15	$5.91	1.17%	$10.23	2.03%
A Class (after waiver)	$1,000	$1,021.70	$3.34	0.66%	$7.67	1.52%
A Class (before waiver)	$1,000	$1,016.90	$8.17	1.62%	$12.48	2.48%
C Class (after waiver)	$1,000	$1,017.95	$7.11	1.41%	$11.43	2.27%
C Class (before waiver)	$1,000	$1,013.15	$11.93	2.37%	$16.22	3.23%
R Class (after waiver)	$1,000	$1,020.45	$4.60	0.91%	$8.92	1.77%
R Class (before waiver)	$1,000	$1,015.65	$9.42	1.87%	$13.73	2.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
MUTUAL FUNDS(1) — 84.7%
International Equity Funds — 33.6%
Emerging Markets Fund Institutional Class	126,233	$1,037,634
Global Gold Fund Institutional Class(2)	19,553	186,538
Global Real Estate Fund Institutional Class	197,061	2,262,264
International Growth Fund Institutional Class	153,617	1,703,611
NT International Small-Mid Cap Fund R6 Class	44,522	469,711
NT International Value Fund R6 Class	142,636	1,235,224
		6,894,982
Domestic Equity Funds — 25.7%
AC Alternatives Equity Market Neutral Fund Institutional Class(2)	18,242	206,131
AC Alternatives Market Neutral Value Fund Institutional Class	19,010	208,543
Core Equity Plus Fund Institutional Class	107,547	1,340,035
Heritage Fund Institutional Class	23,301	521,719
Large Company Value Fund Institutional Class	97,565	879,058
Mid Cap Value Fund Institutional Class	25,743	412,140
Select Fund Institutional Class	20,656	1,187,949
Small Company Fund Institutional Class	41,289	521,485
		5,277,060
International Fixed Income Funds — 14.4%
Emerging Markets Debt Fund R6 Class	61,589	616,502
International Bond Fund Institutional Class	182,274	2,336,752
		2,953,254
Domestic Fixed Income Funds — 11.0%
Diversified Bond Fund Institutional Class	112,626	1,226,501
High-Yield Fund Institutional Class	188,024	1,034,133
		2,260,634
TOTAL MUTUAL FUNDS (Cost $16,440,141)		17,385,930
EXCHANGE-TRADED FUNDS — 9.8%
iShares S&P GSCI Commodity Indexed Trust(2)	79,147	1,220,447
PowerShares DB Agriculture Fund(2)	18,498	394,192
SPDR Gold Shares(2)	1,730	200,749
Sprott Physical Gold Trust(2)	18,649	187,609
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,764,897)		2,002,997
TEMPORARY CASH INVESTMENTS — 5.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $802,750), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $782,002)		782,000
SSgA U.S. Government Money Market Fund, Class N	165,378	165,378
State Street Institutional Liquid Reserves Fund, Premier Class	212,998	212,998
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,160,376)		1,160,376
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $20,365,414)		20,549,303
OTHER ASSETS AND LIABILITIES — (0.2)%		(34,515)
TOTAL NET ASSETS — 100.0%		$20,514,788

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	29,752	USD	21,763	JPMorgan Chase Bank N.A.	6/15/16	$(270)
AUD	64,744	USD	49,305	UBS AG	6/15/16	(2,534)
USD	47,986	AUD	64,744	JPMorgan Chase Bank N.A.	6/15/16	1,215
BRL	118,484	USD	33,329	UBS AG	6/15/16	(666)
BRL	60,503	USD	15,962	UBS AG	6/15/16	717
USD	16,173	BRL	60,503	UBS AG	6/15/16	(506)
USD	31,714	BRL	118,484	UBS AG	6/15/16	(949)
CAD	42,853	USD	33,005	JPMorgan Chase Bank N.A.	6/15/16	(327)
CAD	43,251	USD	33,139	UBS AG	6/15/16	(158)
CAD	16,053	USD	11,989	UBS AG	6/15/16	252
CAD	5,708	USD	4,297	UBS AG	6/15/16	56
USD	16,483	CAD	21,761	JPMorgan Chase Bank N.A.	6/15/16	(111)
USD	32,530	CAD	43,251	JPMorgan Chase Bank N.A.	6/15/16	(451)
USD	32,499	CAD	42,853	JPMorgan Chase Bank N.A.	6/15/16	(178)
USD	31,761	CAD	41,732	JPMorgan Chase Bank N.A.	6/15/16	(62)
USD	85	CHF	84	UBS AG	6/15/16	—
CLP	22,313,017	USD	33,017	UBS AG	6/15/16	(849)
CLP	29,425,207	USD	43,108	UBS AG	6/15/16	(686)
USD	32,396	CLP	22,313,014	UBS AG	6/15/16	229
USD	65,878	CLP	44,335,981	UBS AG	6/15/16	1,961
COP	100,533,799	USD	33,366	UBS AG	6/16/16	(929)
COP	97,190,373	USD	31,728	UBS AG	6/16/16	(370)
USD	32,222	COP	100,533,794	UBS AG	6/16/16	(215)
CZK	1,072,826	USD	43,904	UBS AG	6/15/16	286
USD	44,103	CZK	1,072,826	UBS AG	6/15/16	(87)
USD	21,703	EUR	19,168	UBS AG	6/15/16	366
GBP	7,928	USD	11,485	JPMorgan Chase Bank N.A.	6/15/16	(2)
GBP	7,768	USD	11,359	JPMorgan Chase Bank N.A.	6/15/16	(108)
GBP	30,267	USD	43,561	UBS AG	6/15/16	279
USD	21,605	GBP	15,283	JPMorgan Chase Bank N.A.	6/15/16	(532)
USD	17,407	GBP	12,242	UBS AG	6/15/16	(325)
USD	25,983	GBP	18,438	UBS AG	6/15/16	(724)
HUF	12,172,892	USD	43,883	JPMorgan Chase Bank N.A.	6/15/16	(701)
USD	44,107	HUF	12,172,891	JPMorgan Chase Bank N.A.	6/15/16	925
IDR	635,313,271	USD	47,643	UBS AG	6/15/16	(1,130)
USD	46,255	IDR	635,313,249	UBS AG	6/15/16	(257)
USD	21,487	ILS	83,541	JPMorgan Chase Bank N.A.	6/15/16	(200)
INR	3,257,291	USD	47,796	UBS AG	6/15/16	532
USD	16,433	INR	1,115,558	UBS AG	6/15/16	(118)
JPY	2,424,630	USD	21,563	JPMorgan Chase Bank N.A.	6/15/16	341
JPY	1,828,095	USD	16,285	JPMorgan Chase Bank N.A.	6/15/16	230
JPY	2,289,402	USD	21,238	JPMorgan Chase Bank N.A.	6/15/16	(556)
JPY	2,411,152	USD	21,870	UBS AG	6/15/16	(88)
USD	5,115	JPY	580,311	JPMorgan Chase Bank N.A.	6/15/16	(127)
USD	52,981	JPY	5,910,765	JPMorgan Chase Bank N.A.	6/15/16	(417)

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,930	JPY	1,212,646	JPMorgan Chase Bank N.A.	6/15/16	$(25)
USD	11,312	JPY	1,249,556	JPMorgan Chase Bank N.A.	6/15/16	23
KRW	11,990,899	USD	10,454	UBS AG	6/15/16	(386)
KRW	50,267,213	USD	42,366	UBS AG	6/15/16	(161)
KRW	32,406,952	USD	27,993	UBS AG	6/15/16	(783)
USD	26,756	KRW	32,406,952	UBS AG	6/15/16	(453)
USD	32,489	KRW	37,808,585	UBS AG	6/15/16	744
USD	20,580	KRW	24,449,527	UBS AG	6/15/16	52
MXN	290,824	USD	16,475	JPMorgan Chase Bank N.A.	6/15/16	(739)
MXN	90,350	USD	5,033	JPMorgan Chase Bank N.A.	6/15/16	(145)
MXN	398,950	USD	22,165	JPMorgan Chase Bank N.A.	6/15/16	(580)
MXN	385,104	USD	20,998	JPMorgan Chase Bank N.A.	6/15/16	(162)
MXN	402,389	USD	21,839	JPMorgan Chase Bank N.A.	6/15/16	(67)
USD	21,131	MXN	381,899	JPMorgan Chase Bank N.A.	6/15/16	469
MYR	117,945	USD	29,803	UBS AG	6/15/16	(1,167)
MYR	110,621	USD	26,948	UBS AG	6/15/16	(90)
MYR	12,309	USD	3,152	UBS AG	6/15/16	(163)
USD	26,727	MYR	110,621	UBS AG	6/15/16	(131)
USD	32,074	MYR	130,254	UBS AG	6/15/16	450
USD	31,540	MYR	129,486	UBS AG	6/15/16	102
NOK	255,217	USD	29,847	Barclays Bank plc	6/15/16	660
NOK	311	USD	38	Barclays Bank plc	6/15/16	(1)
NOK	274,757	USD	33,148	UBS AG	6/15/16	(305)
NOK	272,011	USD	33,085	UBS AG	6/15/16	(571)
USD	30,088	NOK	255,528	Barclays Bank plc	6/15/16	(457)
USD	32,336	NOK	274,758	JPMorgan Chase Bank N.A.	6/15/16	(507)
USD	32,667	NOK	272,011	UBS AG	6/15/16	152
USD	38	NOK	311	UBS AG	6/15/16	1
NZD	47,991	USD	33,088	UBS AG	6/15/16	(640)
NZD	47,531	USD	32,882	UBS AG	6/15/16	(745)
USD	64,675	NZD	95,522	UBS AG	6/15/16	88
USD	22,514	NZD	32,972	UBS AG	6/15/16	220
PHP	2,269,010	USD	48,660	UBS AG	6/15/16	(166)
USD	48,108	PHP	2,269,010	UBS AG	6/15/16	(386)
PLN	165,379	USD	43,328	JPMorgan Chase Bank N.A.	6/15/16	(1,406)
PLN	85,224	USD	22,379	JPMorgan Chase Bank N.A.	6/15/16	(776)
PLN	219	USD	57	JPMorgan Chase Bank N.A.	6/15/16	(2)
PLN	219	USD	56	State Street Bank & Trust Co.	6/15/16	—
USD	43,687	PLN	165,379	JPMorgan Chase Bank N.A.	6/15/16	1,765
USD	21,854	PLN	85,224	JPMorgan Chase Bank N.A.	6/15/16	251
USD	57	PLN	219	State Street Bank & Trust Co.	6/15/16	2
USD	21,586	PLN	85,133	UBS AG	6/15/16	6
RUB	2,228,398	USD	32,727	UBS AG	6/15/16	576
USD	33,525	RUB	2,228,398	UBS AG	6/15/16	222
SEK	233,509	USD	28,068	Barclays Bank plc	6/15/16	(60)
SEK	268,810	USD	32,575	UBS AG	6/15/16	(333)

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,643	SEK	233,509	Barclays Bank plc	6/15/16	$(366)
USD	32,452	SEK	268,810	UBS AG	6/15/16	210
USD	32,524	SGD	44,030	JPMorgan Chase Bank N.A.	6/15/16	557
THB	1,722,862	USD	48,206	UBS AG	6/15/16	10
USD	48,307	THB	1,722,862	UBS AG	6/15/16	91
TRY	62,604	USD	21,174	JPMorgan Chase Bank N.A.	6/15/16	(48)
TRY	156,609	USD	52,323	State Street Bank & Trust Co.	6/15/16	527
USD	21,669	TRY	62,604	JPMorgan Chase Bank N.A.	6/15/16	542
USD	52,814	TRY	156,609	State Street Bank & Trust Co.	6/15/16	(37)
TWD	1,052,302	USD	32,418	UBS AG	6/15/16	(165)
TWD	1,765,039	USD	53,903	UBS AG	6/15/16	197
USD	85,766	TWD	2,817,341	UBS AG	6/15/16	(586)
ZAR	484,986	USD	32,123	JPMorgan Chase Bank N.A.	6/15/16	(1,345)
ZAR	336,758	USD	22,293	JPMorgan Chase Bank N.A.	6/15/16	(921)
ZAR	494,101	USD	32,864	JPMorgan Chase Bank N.A.	6/15/16	(1,507)
ZAR	453,960	USD	28,902	UBS AG	6/15/16	(93)
USD	21,340	ZAR	333,977	JPMorgan Chase Bank N.A.	6/15/16	145
USD	21,364	ZAR	336,758	JPMorgan Chase Bank N.A.	6/15/16	(7)
USD	7,572	ZAR	120,101	UBS AG	6/15/16	(50)
USD	64,139	ZAR	979,087	UBS AG	6/15/16	2,004
						$(13,710)

9

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $16,440,141)	$17,385,930
Investment securities - unaffiliated, at value (cost of $3,925,273)	3,163,373
Total investment securities, at value (cost of $20,365,414)	20,549,303
Cash	10,987
Foreign currency holdings, at value (cost of $82)	77
Receivable for investments sold	28,391
Receivable for capital shares sold	234
Unrealized appreciation on forward foreign currency exchange contracts	17,455
Dividends and interest receivable	9,405
20,615,852

Liabilities
Payable for investments purchased	9,395
Payable for capital shares redeemed	47,036
Unrealized depreciation on forward foreign currency exchange contracts	31,165
Accrued management fees	6,457
Distribution and service fees payable	7,011
101,064

Net Assets	$20,514,788

Net Assets Consist of:
Capital (par value and paid-in surplus)	$20,609,808
Undistributed net investment income	14,572
Accumulated net realized loss	(279,765)
Net unrealized appreciation	170,173
$20,514,788

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$6,135,552	603,882	$10.16
Institutional Class, $0.01 Par Value	$1,727,301	169,668	$10.18
A Class, $0.01 Par Value	$5,919,357	584,339	$10.13*
C Class, $0.01 Par Value	$6,615,999	658,256	$10.05
R Class, $0.01 Par Value	$116,579	11,539	$10.10
*Maximum offering price $10.75 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$260,135
Dividends	1,854
Interest	539
262,528

Expenses:
Management fees	147,253
Distribution and service fees:
A Class	7,734
C Class	35,059
R Class	258
Directors' fees and expenses	377
Other expenses	200
190,881
Fees waived	(105,388)
85,493

Net investment income (loss)	177,035

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(94,573) from affiliated funds)	(797,474)
Foreign currency transactions	(12,727)
Capital gain distributions received from affiliated funds	418,717
(391,484)

Change in net unrealized appreciation (depreciation) on:
Investments	524,075
Translation of assets and liabilities in foreign currencies	(9,052)
515,023

Net realized and unrealized gain (loss)	123,539

Net Increase (Decrease) in Net Assets Resulting from Operations	$300,574

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$177,035	$504,774
Net realized gain (loss)	(391,484)	992,063
Change in net unrealized appreciation (depreciation)	515,023	(4,059,664)
Net increase (decrease) in net assets resulting from operations	300,574	(2,562,827)

Distributions to Shareholders
From net investment income:
Investor Class	(74,091)	(259,121)
Institutional Class	(27,191)	(79,369)
A Class	(52,506)	(142,486)
C Class	(2,809)	(47,886)
R Class	(541)	(2,756)
From net realized gains:
Investor Class	(48,446)	(711,164)
Institutional Class	(14,907)	(188,607)
A Class	(45,270)	(482,622)
C Class	(51,781)	(563,510)
R Class	(684)	(12,565)
Decrease in net assets from distributions	(318,226)	(2,490,086)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,729,538)	(27,124,266)

Net increase (decrease) in net assets	(4,747,190)	(32,177,179)

Net Assets
Beginning of period	25,261,978	57,439,157
End of period	$20,514,788	$25,261,978

Undistributed (distributions in excess of) net investment income	$14,572	$(5,325)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments in such varying combinations as permitted under the 1940 Act or any regulations or exemptive relief thereunder. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (collectively, underlying funds). The fund will assume the risks associated with the underlying funds. The fund’s investment objective is to seek total return (capital appreciation plus dividend and interest income).

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

14

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the underlying funds.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there

15

are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 1.36% for the Investor Class, A Class, C Class and R Class and 1.16% for the Institutional Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver fluctuates depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. From December 1, 2015 through March 31, 2016, the investment advisor voluntarily agreed to waive an additional 0.26% of the fund's management fee. Effective April 1, 2016, the investment advisor increased the amount of this additional waiver from 0.26% to 0.28% of the fund's management fee. This waiver is expected to continue until March 31, 2017 and cannot be terminated without the approval of the Board of Directors. The total amount of the waivers with respect to any class of the fund will not exceed the management fee for that particular class. The total amount of the waiver for each class for the six months ended May 31, 2016 was $31,920, $9,594, $29,709, $33,669 and $496 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended May 31, 2016 was 0.40% for the Investor Class, A Class, C Class and R Class and 0.20% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

16

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $4,899,537 and $9,527,467, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	10,138	$100,626	100,433	$1,069,719
Issued in reinvestment of distributions	12,224	120,288	90,468	961,399
Redeemed	(207,624)	(2,042,859)	(1,228,587)	(12,917,382)
	(185,262)	(1,821,945)	(1,037,686)	(10,886,264)
Institutional Class/Shares Authorized	45,000,000		10,000,000
Sold	3,914	37,115	7,859	84,525
Issued in reinvestment of distributions	4,274	42,098	25,172	267,976
Redeemed	(79,921)	(789,726)	(297,023)	(3,096,759)
	(71,733)	(710,513)	(263,992)	(2,744,258)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	21,756	217,883	89,735	941,199
Issued in reinvestment of distributions	9,768	95,926	58,259	617,915
Redeemed	(130,972)	(1,285,721)	(732,403)	(7,699,440)
	(99,448)	(971,912)	(584,409)	(6,140,326)
C Class/Shares Authorized	50,000,000		10,000,000
Sold	7,690	74,151	47,264	496,853
Issued in reinvestment of distributions	5,277	51,605	55,715	588,084
Redeemed	(140,474)	(1,365,987)	(782,622)	(8,205,912)
	(127,507)	(1,240,231)	(679,643)	(7,120,975)
R Class/Shares Authorized	45,000,000		10,000,000
Sold	1,800	17,648	2,176	22,808
Issued in reinvestment of distributions	125	1,225	1446	15,321
Redeemed	(389)	(3,810)	(25,103)	(270,572)
	1,536	15,063	(21,481)	(232,443)
Net increase (decrease)	(482,414)	$(4,729,538)	(2,587,211)	$(27,124,266)

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended May 31, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Fund	$1,132,077	$367,533	$457,503	$(20,618)	$3,664	$1,037,634
Global Gold Fund(3)	234,060	1,097	191,990	(21,927)	—	186,538
Global Real Estate Fund	3,039,212	131,783	883,166	23,946	80,593	2,262,264
International Growth Fund	1,984,183	431,326	536,403	(3,824)	117,335	1,703,611
NT International Small-Mid Cap Fund	589,229	30,422	160,486	2,779	5,124	469,711
NT International Value Fund	1,400,434	356,231	512,046	(76,911)	35,949	1,235,224
AC Alternatives Equity Market Neutral Fund(3)	268,917	4,929	66,523	(59)	—	206,131
AC Alternatives Market Neutral Value Fund	267,616	7,554	69,832	1,152	4,173	208,543
Core Equity Plus Fund	1,655,626	333,835	471,798	39,048	126,341	1,340,035
Heritage Fund	583,228	293,527	298,426	(5,183)	45,481	521,719
Large Company Value Fund	1,217,056	275,186	660,132	(19,543)	7,927	879,058
Mid Cap Value Fund	586,565	336,149	474,030	(13,665)	53,480	412,140
Select Fund	1,211,875	499,259	372,278	87,701	55,859	1,187,949
Small Company Fund	647,245	417,368	347,835	125,386	1,283	521,485
Emerging Markets Debt Fund	775,712	13,471	194,116	(2,983)	13,472	616,502
International Bond Fund	2,796,543	176,476	874,751	(95,965)	61,948	2,336,752
Diversified Bond Fund	1,304,132	460,065	550,533	4,362	23,698	1,226,501
High-Yield Fund	1,793,034	42,530	922,738	(118,269)	42,525	1,034,133
	$21,486,744	$4,178,741	$8,044,586	$(94,573)	$678,852	$17,385,930

(1)
Affiliated fund investments represent Institutional Class for all funds, except R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

7. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

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8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$17,385,930	—	—
Exchange-Traded Funds	2,002,997	—	—
Temporary Cash Investments	378,376	$782,000	—
	$19,767,303	$782,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$17,455	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$31,165	—

9. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,923,425.

The value of foreign currency risk derivative instruments as of May 31, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $17,455 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $31,165 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended May 31, 2016, the effect of foreign currency risk derivative instruments on the

19

Statement of Operations was $(12,727) in net realized gain (loss) on foreign currency transactions and $(9,054) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

10. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,936,647
Gross tax appreciation of investments	$916,202
Gross tax depreciation of investments	(1,303,546)
Net tax appreciation (depreciation) of investments	$(387,344)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had late-year ordinary loss deferrals of $(4,500) and post-October capital loss deferrals of $(32,009), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$10.12	0.10	0.11	0.21	(0.10)	(0.07)	(0.17)	$10.16	2.16%	0.41%(5)	1.37%(5)	1.98%(5)	1.02%(5)	23%	$6,136
2015	$11.33	0.17	(0.84)	(0.67)	(0.14)	(0.40)	(0.54)	$10.12	(6.05)%	0.42%	1.36%	1.62%	0.68%	57%	$7,989
2014	$11.24	0.16	0.09	0.25	(0.14)	(0.02)	(0.16)	$11.33	2.30%	0.44%	1.37%	1.35%	0.42%	47%	$20,694
2013	$10.65	0.11	0.62	0.73	(0.14)	—	(0.14)	$11.24	7.04%	0.41%	1.37%	1.15%	0.19%	39%	$29,232
2012(6)	$10.00	0.06	0.59	0.65	—	—	—	$10.65	6.40%	0.35%(5)	1.37%(5)	0.69%(5)	(0.33)%(5)	19%	$9,566
Institutional Class
2016(4)	$10.15	0.11	0.11	0.22	(0.12)	(0.07)	(0.19)	$10.18	2.26%	0.21%(5)	1.17%(5)	2.18%(5)	1.22%(5)	23%	$1,727
2015	$11.36	0.19	(0.83)	(0.64)	(0.17)	(0.40)	(0.57)	$10.15	(5.84)%	0.22%	1.16%	1.82%	0.88%	57%	$2,451
2014	$11.28	0.19	0.08	0.27	(0.17)	(0.02)	(0.19)	$11.36	2.41%	0.24%	1.17%	1.55%	0.62%	47%	$5,742
2013	$10.66	0.11	0.66	0.77	(0.15)	—	(0.15)	$11.28	7.28%	0.21%	1.17%	1.35%	0.39%	39%	$8,179
2012(6)	$10.00	0.08	0.58	0.66	—	—	—	$10.66	6.60%	0.15%(5)	1.17%(5)	0.89%(5)	(0.13)%(5)	19%	$1,894

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(4)	$10.08	0.08	0.12	0.20	(0.08)	(0.07)	(0.15)	$10.13	2.00%	0.66%(5)	1.62%(5)	1.73%(5)	0.77%(5)	23%	$5,919
2015	$11.28	0.14	(0.82)	(0.68)	(0.12)	(0.40)	(0.52)	$10.08	(6.24)%	0.67%	1.61%	1.37%	0.43%	57%	$6,893
2014	$11.20	0.13	0.09	0.22	(0.12)	(0.02)	(0.14)	$11.28	1.96%	0.69%	1.62%	1.10%	0.17%	47%	$14,307
2013	$10.62	0.14	0.57	0.71	(0.13)	—	(0.13)	$11.20	6.78%	0.66%	1.62%	0.90%	(0.06)%	39%	$21,003
2012(6)	$10.00	0.03	0.59	0.62	—	—	—	$10.62	6.20%	0.60%(5)	1.62%(5)	0.44%(5)	(0.58)%(5)	19%	$19,311
C Class
2016(4)	$9.96	0.05	0.11	0.16	—(7)	(0.07)	(0.07)	$10.05	1.65%	1.41%(5)	2.37%(5)	0.98%(5)	0.02%(5)	23%	$6,616
2015	$11.15	0.07	(0.83)	(0.76)	(0.03)	(0.40)	(0.43)	$9.96	(6.96)%	1.42%	2.36%	0.62%	(0.32)%	57%	$7,829
2014	$11.07	0.03	0.10	0.13	(0.03)	(0.02)	(0.05)	$11.15	1.21%	1.44%	2.37%	0.35%	(0.58)%	47%	$16,343
2013	$10.55	(0.01)	0.64	0.63	(0.11)	—	(0.11)	$11.07	6.00%	1.41%	2.37%	0.15%	(0.81)%	39%	$18,032
2012(6)	$10.00	(0.04)	0.59	0.55	—	—	—	$10.55	5.50%	1.35%(5)	2.37%(5)	(0.31)%(5)	(1.33)%(5)	19%	$4,726
R Class
2016(4)	$10.04	0.06	0.12	0.18	(0.05)	(0.07)	(0.12)	$10.10	1.85%	0.91%(5)	1.87%(5)	1.48%(5)	0.52%(5)	23%	$117
2015	$11.24	0.14	(0.85)	(0.71)	(0.09)	(0.40)	(0.49)	$10.04	(6.51)%	0.92%	1.86%	1.12%	0.18%	57%	$100
2014	$11.15	0.09	0.11	0.20	(0.09)	(0.02)	(0.11)	$11.24	1.80%	0.94%	1.87%	0.85%	(0.08)%	47%	$354
2013	$10.60	0.18	0.49	0.67	(0.12)	—	(0.12)	$11.15	6.42%	0.91%	1.87%	0.65%	(0.31)%	39%	$356
2012(6)	$10.00	0.03	0.57	0.60	—	—	—	$10.60	6.00%	0.85%(5)	1.87%(5)	0.19%(5)	(0.83)%(5)	19%	$530

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2016 (unaudited).

(5)	Annualized.

(6)	January 31, 2012 (fund inception) through November 30, 2012.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89429 1607

Semiannual Report

May 31, 2016

Multi-Asset Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Types of Investments in Portfolio	% of net assets
Mutual Funds	45.7%
Common Stocks	26.4%
Preferred Stocks	8.8%
Convertible Preferred Stocks	5.3%
Convertible Bonds	4.7%
Corporate Bonds	2.4%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	1.1%
Exchange-Traded Funds	0.7%
Asset-Backed Securities	0.6%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	0.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,055.60	$3.13	0.61%
Investor Class (before waiver)	$1,000	$1,055.60(2)	$4.68	0.91%
Institutional Class (after waiver)	$1,000	$1,056.70	$2.11	0.41%
Institutional Class (before waiver)	$1,000	$1,056.70(2)	$3.65	0.71%
A Class (after waiver)	$1,000	$1,054.30	$4.42	0.86%
A Class (before waiver)	$1,000	$1,054.30(2)	$5.96	1.16%
C Class (after waiver)	$1,000	$1,050.40	$8.25	1.61%
C Class (before waiver)	$1,000	$1,050.40(2)	$9.79	1.91%
R Class (after waiver)	$1,000	$1,053.00	$5.70	1.11%
R Class (before waiver)	$1,000	$1,053.00(2)	$7.24	1.41%
R6 Class (after waiver)	$1,000	$1,057.50	$1.34	0.26%
R6 Class (before waiver)	$1,000	$1,057.50(2)	$2.88	0.56%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.95	$3.08	0.61%
Investor Class (before waiver)	$1,000	$1,020.45	$4.60	0.91%
Institutional Class (after waiver)	$1,000	$1,022.95	$2.07	0.41%
Institutional Class (before waiver)	$1,000	$1,021.45	$3.59	0.71%
A Class (after waiver)	$1,000	$1,020.70	$4.34	0.86%
A Class (before waiver)	$1,000	$1,019.20	$5.86	1.16%
C Class (after waiver)	$1,000	$1,016.95	$8.12	1.61%
C Class (before waiver)	$1,000	$1,015.45	$9.62	1.91%
R Class (after waiver)	$1,000	$1,019.45	$5.60	1.11%
R Class (before waiver)	$1,000	$1,017.95	$7.11	1.41%
R6 Class (after waiver)	$1,000	$1,023.70	$1.32	0.26%
R6 Class (before waiver)	$1,000	$1,022.20	$2.83	0.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
MUTUAL FUNDS(1) — 45.7%
Emerging Markets Debt Fund R6 Class	214,999	$2,152,141
High-Yield Fund R6 Class	786,847	4,319,790
International Value Fund R6 Class	320,894	2,348,942
Utilities Fund Investor Class	10,905	197,929
TOTAL MUTUAL FUNDS (Cost $9,248,811)		9,018,802
COMMON STOCKS — 26.4%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	142	14,639
Banks — 0.7%
Comerica, Inc.	237	11,163
Commerce Bancshares, Inc.	154	7,535
JPMorgan Chase & Co.	102	6,658
PNC Financial Services Group, Inc. (The)	561	50,344
SunTrust Banks, Inc.	859	37,641
U.S. Bancorp	696	29,803
		143,144
Beverages — 0.2%
PepsiCo, Inc.	454	45,931
Capital Markets — 0.8%
AllianceBernstein Holding LP	373	8,769
Blackstone Group LP (The)	5,043	132,076
Northern Trust Corp.	200	14,820
		155,665
Chemicals — 0.1%
Air Products & Chemicals, Inc.	201	28,671
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	425	20,519
Waste Management, Inc.	47	2,865
		23,384
Communications Equipment — 0.2%
Cisco Systems, Inc.	1,145	33,262
Containers and Packaging†
International Paper Co.	24	1,012
Distributors — 0.1%
Genuine Parts Co.	102	9,886
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	451	22,956
Electric Utilities — 0.8%
Duke Energy Corp.	176	13,769
Edison International	626	44,840
Eversource Energy	281	15,522

6

	Shares/ Principal Amount	Value
PG&E Corp.	1,046	$62,844
Xcel Energy, Inc.	530	21,926
		158,901
Electrical Equipment — 0.1%
Eaton Corp. plc	63	3,883
Rockwell Automation, Inc.	99	11,489
		15,372
Energy Equipment and Services — 0.4%
Frank's International NV	1,010	16,170
Schlumberger Ltd.	754	57,530
		73,700
Food and Staples Retailing — 0.2%
Sysco Corp.	299	14,385
Wal-Mart Stores, Inc.	471	33,337
		47,722
Food Products — 0.4%
Archer-Daniels-Midland Co.	192	8,212
General Mills, Inc.	756	47,462
Mead Johnson Nutrition Co.	318	26,165
		81,839
Gas Utilities — 0.6%
Atmos Energy Corp.	417	30,399
ONE Gas, Inc.	969	56,832
Spire, Inc.	279	17,739
WGL Holdings, Inc.	209	13,633
		118,603
Health Care Equipment and Supplies — 0.2%
Medtronic plc	494	39,757
Health Care Providers and Services — 0.2%
Quest Diagnostics, Inc.	433	33,415
Hotels, Restaurants and Leisure†
McDonald's Corp.	17	2,075
Household Durables — 0.1%
Tupperware Brands Corp.	130	7,356
Whirlpool Corp.	15	2,619
		9,975
Household Products — 0.2%
Procter & Gamble Co. (The)	545	44,167
Industrial Conglomerates — 0.2%
3M Co.	152	25,585
General Electric Co.	162	4,897
Koninklijke Philips NV	250	6,735
		37,217
Insurance — 0.3%
Allstate Corp. (The)	222	14,987
Marsh & McLennan Cos., Inc.	376	24,842

7

	Shares/ Principal Amount	Value
MetLife, Inc.	261	$11,889
		51,718
Machinery — 0.1%
Stanley Black & Decker, Inc.	112	12,676
Multi-Utilities — 0.2%
Ameren Corp.	359	17,788
NorthWestern Corp.	327	18,953
		36,741
Oil, Gas and Consumable Fuels — 3.7%
Antero Midstream Partners LP	2,255	55,473
Chevron Corp.	58	5,858
Dominion Midstream Partners LP	1,646	47,602
Enterprise Products Partners LP	2,587	71,815
EQT GP Holdings LP	1,769	46,171
EQT Midstream Partners LP	694	52,307
Exxon Mobil Corp.	543	48,338
Occidental Petroleum Corp.	473	35,683
Phillips 66 Partners LP	1,311	72,013
Rice Midstream Partners LP	3,101	56,717
Shell Midstream Partners LP	2,653	89,539
Spectra Energy Partners LP	2,411	108,350
TOTAL SA ADR	1,042	50,558
		740,424
Pharmaceuticals — 0.6%
Johnson & Johnson	521	58,711
Merck & Co., Inc.	116	6,526
Pfizer, Inc.	1,495	51,877
		117,114
Real Estate Investment Trusts (REITs) — 15.1%
Blackstone Mortgage Trust, Inc., Class A	5,430	153,072
Colony Starwood Homes	5,416	147,423
Corrections Corp. of America	4,626	155,434
Digital Realty Trust, Inc.	1,597	152,434
Easterly Government Properties, Inc.	7,665	143,489
EPR Properties	2,147	153,038
Frasers Centrepoint Trust	83,800	122,922
Gaming and Leisure Properties, Inc.	4,646	152,900
GEO Group, Inc. (The)	4,744	157,785
Gramercy Property Trust	14,905	133,102
Host Hotels & Resorts, Inc.	214	3,296
Liberty Property Trust	4,173	155,736
Medical Properties Trust, Inc.	10,641	156,423
Mercialys SA	6,623	144,102
MGM Growth Properties LLC, Class A(2)	6,669	153,387
Physicians Realty Trust	7,981	151,559
STAG Industrial, Inc.	7,293	155,705
Starwood Property Trust, Inc.	7,489	154,423

8

	Shares/ Principal Amount	Value
STORE Capital Corp.	5,634	$143,836
VEREIT, Inc.	15,954	152,999
Vicinity Centres	53,275	125,525
Weyerhaeuser Co.	117	3,685
		2,972,275
Road and Rail†
Norfolk Southern Corp.	31	2,606
Semiconductors and Semiconductor Equipment — 0.3%
Applied Materials, Inc.	1,164	28,425
Maxim Integrated Products, Inc.	1,045	39,668
		68,093
Software — 0.1%
Microsoft Corp.	331	17,543
Technology Hardware, Storage and Peripherals†
Apple, Inc.	80	7,989
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	3,179	43,171
TOTAL COMMON STOCKS (Cost $4,781,502)		5,211,643
PREFERRED STOCKS — 8.8%
Banks — 3.6%
U.S. Bancorp, 6.00%	15,349	405,803
Wells Fargo & Co., 8.00%	11,123	309,887
		715,690
Diversified Financial Services — 0.8%
Citigroup, Inc., 5.90%	13,000	13,049
Citigroup, Inc., 5.95%	137,000	137,300
		150,349
Electric Utilities — 1.8%
Pacific Gas & Electric Co., 4.50%	7,968	203,184
Pacific Gas & Electric Co., 4.80%	1,537	40,269
Pacific Gas & Electric Co., 5.00%	4,587	116,097
		359,550
Industrial Conglomerates — 1.1%
General Electric Co., 5.00%	216,000	226,206
Multi-Utilities — 1.3%
SCE Trust II, 5.10%	10,289	262,987
Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., 6.25%	500	13,160
Kimco Realty Corp., 5.625%	530	13,801
		26,961
TOTAL PREFERRED STOCKS (Cost $1,663,869)		1,741,743
CONVERTIBLE PREFERRED STOCKS — 5.3%
Banks — 4.0%
Bank of America Corp., 7.25%	338	390,559
Wells Fargo & Co., 7.50%	329	404,462
		795,021

9

		Shares/ Principal Amount	Value
Gas Utilities — 1.3%
Spire, Inc., 6.75%, 4/1/17		4,373	$253,897
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,033,773)			1,048,918
CONVERTIBLE BONDS — 4.7%
Food Products — 0.1%
Credit Suisse AG, (convertible into Mondelez International, Inc.), 3.10%, 9/22/16(3)(4)		$93	4,019
Oil, Gas and Consumable Fuels†
Morgan Stanley BV, (convertible into EQT Corp.), 10.30%, 8/9/16(3)(4)		58	3,789
Semiconductors and Semiconductor Equipment — 4.2%
Intel Corp., 2.95%, 12/15/35		312,000	398,580
Microchip Technology, Inc., 1.625%, 2/15/25		386,000	431,114
			829,694
Specialty Retail — 0.4%
Merrill Lynch International & Co. CV, (convertible into Advance Auto Parts, Inc.), 4.85%, 11/16/16(3)(4)		128	19,362
UBS AG, (convertible into Advance Auto Parts, Inc.), 6.00%, 11/21/16(3)(4)		414	61,310
			80,672
TOTAL CONVERTIBLE BONDS (Cost $863,379)			918,174
CORPORATE BONDS — 2.4%
Automobiles†
Daimler Finance North America LLC, 2.00%, 8/3/18(4)		10,000	10,084
Banks — 1.1%
Bank of America Corp., VRN, 5.20%, 6/1/23		13,000	12,187
Bank of America Corp., VRN, 6.50%, 10/23/24		159,000	167,944
Capital One Financial Corp., 4.20%, 10/29/25		15,000	15,355
Citigroup, Inc., 4.00%, 8/5/24		10,000	10,216
Royal Bank of Scotland plc (The), MTN, VRN, 4.625%, 9/22/16	EUR	15,000	16,666
			222,368
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc., 4.625%, 3/15/24		$14,000	14,501
Diversified Financial Services — 0.1%
Morgan Stanley, 5.00%, 11/24/25		14,000	15,216
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24		14,000	15,005
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		14,000	11,007
Nabors Industries, Inc., 6.15%, 2/15/18		10,000	10,154
			21,161
Food and Staples Retailing — 0.1%
Dollar General Corp., 3.25%, 4/15/23		10,000	10,099
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	15,868
			25,967

10

	Shares/ Principal Amount	Value
Gas Utilities — 0.1%
MPLX LP, 4.875%, 12/1/24(4)	$12,000	$11,358
Williams Cos., Inc. (The), 3.70%, 1/15/23	15,000	12,712
		24,070
Industrial Conglomerates — 0.1%
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	14,000	14,475
Insurance — 0.1%
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)	14,000	14,436
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	15,000	15,193
Media†
Time Warner Cable, Inc., 5.85%, 5/1/17	10,000	10,367
Multi-Utilities — 0.1%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	15,000	14,250
Oil, Gas and Consumable Fuels — 0.1%
Petrobras Global Finance BV, 5.375%, 1/27/21	14,000	12,408
Shell International Finance BV, 1.625%, 11/10/18	10,000	10,025
		22,433
Real Estate Investment Trusts (REITs)†
VEREIT Operating Partnership LP, 4.125%, 6/1/21(5)	5,000	5,062
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	14,000	14,911
Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(4)(5)	5,000	5,070
Seagate HDD Cayman, 4.75%, 6/1/23	14,000	11,732
		16,802
TOTAL CORPORATE BONDS (Cost $485,870)		476,301
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.5%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	8,427	8,496
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.90%, 6/1/16	7,985	7,937
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.90%, 6/1/16	10,509	9,407
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.91%, 6/1/16	7,414	7,133
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.75%, 6/1/16	2,193	1,940
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	8,158	8,474
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.80%, 6/1/16	12,723	12,453
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	2,846	2,571
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.48%, 6/1/16	10,890	10,575
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.87%, 6/1/16	9,569	9,631
11

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 6/1/16	$4,076	$4,069
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.93%, 6/1/16	14,030	13,912
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 6/1/16	8,354	7,958
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 6/1/16	1,063	1,111
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,057	1,056
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 6/1/16	6,938	7,038
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 6/1/16	13,563	13,246
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.51%, 6/1/16	7,514	7,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 6/1/16	16,439	16,552
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 3.08%, 6/1/16	20,221	20,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	4,885	4,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 6/1/16	8,876	8,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.98%, 6/1/16	8,023	8,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.08%, 6/1/16	9,037	9,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	3,330	3,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.93%, 6/1/16	6,140	5,893
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.91%, 6/1/16	11,870	11,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.92%, 6/1/16	11,933	11,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.63%, 6/1/16	16,335	15,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	9,468	9,409
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	19,200	19,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	16,589	16,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	7,163	7,119
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $299,738)		301,378
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	25,000	25,480
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	15,000	15,588
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 6/1/16	25,000	27,811

12

	Shares/ Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/16	$10,000	$10,626
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/16	10,000	10,809
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 6/1/16	15,000	16,027
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 6/1/16	25,000	25,791
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(4)	25,000	25,599
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(4)	25,000	25,582
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,756
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/16	15,000	15,860
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $213,789)		214,929
EXCHANGE-TRADED FUNDS — 0.7%
Alerian MLP ETF	4,472	54,603
iShares Russell 1000 Value ETF	903	92,440
TOTAL EXCHANGE-TRADED FUNDS (Cost $135,104)		147,043
ASSET-BACKED SECURITIES(6) — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(4)	$15,000	14,971
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	25,000	25,251
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	10,376	10,363
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.58%, 6/17/16(4)	14,287	14,188
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(4)	9,772	9,646
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(4)	10,301	10,461
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(4)	10,275	10,206
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	12,619	12,617
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(4)	12,000	11,200
TOTAL ASSET-BACKED SECURITIES (Cost $119,436)		118,903
TEMPORARY CASH INVESTMENTS — 2.6%
SSgA U.S. Government Money Market Fund, Class N	470,034	470,034
State Street Institutional Liquid Reserves Fund, Premier Class	17,603	17,603
U.S. Treasury Bills, 0.40%, 8/11/16(7)(8)	$15,000	14,992
TOTAL TEMPORARY CASH INVESTMENTS (Cost $502,626)		502,629
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $19,347,897)		19,700,463
OTHER ASSETS AND LIABILITIES — 0.2%		31,511
TOTAL NET ASSETS — 100.0%		$19,731,974

13

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,465	USD	6,477	Credit Suisse AG	6/30/16	$(366)
AUD	51,434	USD	38,992	Credit Suisse AG	6/30/16	(1,856)
AUD	96,389	USD	70,875	Credit Suisse AG	6/30/16	(1,281)
AUD	5,636	USD	4,091	Credit Suisse AG	6/30/16	(22)
AUD	3,945	USD	2,845	Credit Suisse AG	6/30/16	3
AUD	17,552	USD	12,620	Credit Suisse AG	6/30/16	52
USD	244,476	AUD	326,098	Credit Suisse AG	6/30/16	9,030
USD	6,368	AUD	8,293	Credit Suisse AG	6/30/16	380
USD	5,703	AUD	7,322	Credit Suisse AG	6/30/16	417
USD	7,981	AUD	10,692	Credit Suisse AG	6/30/16	261
CAD	154	USD	116	Morgan Stanley	6/30/16	1
CAD	3,684	USD	2,842	Morgan Stanley	6/30/16	(32)
CAD	68	USD	52	Morgan Stanley	6/30/16	—
CAD	85	USD	65	Morgan Stanley	6/30/16	—
CAD	1,357	USD	1,049	Morgan Stanley	6/30/16	(14)
CAD	4,382	USD	3,421	Morgan Stanley	6/30/16	(80)
CAD	3,635	USD	2,876	Morgan Stanley	6/30/16	(104)
CAD	564	USD	445	Morgan Stanley	6/30/16	(15)
CAD	165,154	USD	130,978	Morgan Stanley	6/30/16	(5,040)
CAD	782	USD	623	Morgan Stanley	6/30/16	(27)
USD	19,213	CAD	25,196	JPMorgan Chase Bank N.A.	6/15/16	—
USD	2,192	CAD	2,893	Morgan Stanley	6/30/16	(14)
USD	128,004	CAD	168,938	Morgan Stanley	6/30/16	(821)
USD	3,377	CAD	4,382	Morgan Stanley	6/30/16	36
USD	28	CAD	36	Morgan Stanley	6/30/16	1
USD	2,792	CAD	3,535	Morgan Stanley	6/30/16	97
USD	65	CAD	82	Morgan Stanley	6/30/16	2
USD	18,977	CLP	12,961,142	UBS AG	6/15/16	292
COP	56,809,168	USD	19,179	UBS AG	6/16/16	(849)
COP	60,547,550	USD	19,728	UBS AG	6/16/16	(193)
EUR	18,331	USD	20,605	Deutsche Bank	6/15/16	(200)
EUR	33,299	USD	37,782	HSBC Holdings plc	6/15/16	(716)
EUR	4,222	USD	4,769	UBS AG	6/30/16	(67)
EUR	1,089	USD	1,254	UBS AG	6/30/16	(41)
EUR	2,669	USD	3,049	UBS AG	6/30/16	(76)
EUR	4,513	USD	5,071	UBS AG	6/30/16	(45)
USD	20,792	EUR	18,331	Deutsche Bank	6/15/16	387
USD	36,319	EUR	32,873	HSBC Holdings plc	6/15/16	(273)
USD	474	EUR	426	HSBC Holdings plc	6/15/16	—
USD	16,974	EUR	14,963	JPMorgan Chase Bank N.A.	6/15/16	318
USD	37	EUR	32	JPMorgan Chase Bank N.A.	6/15/16	1
USD	19,059	EUR	17,091	JPMorgan Chase Bank N.A.	6/15/16	34
USD	24,678	EUR	22,033	UBS AG	6/30/16	139
USD	105,322	EUR	94,034	UBS AG	6/30/16	593
USD	9,380	EUR	8,369	UBS AG	6/30/16	60
USD	3,470	EUR	3,041	UBS AG	6/30/16	84
USD	877	EUR	768	UBS AG	6/30/16	21
USD	981	EUR	861	UBS AG	6/30/16	23
USD	16,827	EUR	14,876	UBS AG	6/30/16	259
USD	1,332	EUR	1,177	UBS AG	6/30/16	20
USD	887	EUR	786	UBS AG	6/30/16	12
USD	8,731	EUR	7,659	UBS AG	6/30/16	201
USD	743	EUR	657	UBS AG	6/30/16	11

14

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,661	EUR	2,356	UBS AG	6/30/16	$37
USD	4,153	EUR	3,600	UBS AG	6/30/16	144
USD	6,052	EUR	5,299	UBS AG	6/30/16	151
USD	1,278	EUR	1,120	UBS AG	6/30/16	30
USD	6,059	EUR	5,391	UBS AG	6/30/16	55
USD	3,097	EUR	2,756	UBS AG	6/30/16	27
USD	1,336	EUR	1,194	UBS AG	6/30/16	7
USD	4,044	EUR	3,630	UBS AG	6/30/16	1
GBP	24,150	USD	35,001	HSBC Holdings plc	6/15/16	(20)
GBP	13,549	USD	19,137	JPMorgan Chase Bank N.A.	6/15/16	488
USD	34,378	GBP	24,150	HSBC Holdings plc	6/15/16	(602)
USD	35,203	GBP	24,293	JPMorgan Chase Bank N.A.	6/15/16	15
USD	100	GBP	70	JPMorgan Chase Bank N.A.	6/15/16	(1)
IDR	1,269,132,752	USD	95,145	UBS AG	6/15/16	(2,229)
INR	5,091,430	USD	76,068	UBS AG	6/15/16	(528)
USD	38,456	KRW	44,801,683	UBS AG	6/15/16	840
USD	57,714	MYR	232,031	UBS AG	6/15/16	1,380
NOK	156,778	USD	18,770	JPMorgan Chase Bank N.A.	6/15/16	(30)
USD	19,236	NOK	156,778	UBS AG	6/15/16	496
USD	19,253	NZD	28,251	UBS AG	6/15/16	151
RUB	1,262,447	USD	19,249	UBS AG	6/15/16	(382)
USD	19,233	SEK	159,859	UBS AG	6/15/16	59
SGD	8,579	USD	6,346	Credit Suisse AG	6/30/16	(119)
SGD	9,484	USD	7,004	Credit Suisse AG	6/30/16	(121)
SGD	10,493	USD	7,710	Credit Suisse AG	6/30/16	(94)
SGD	184,325	USD	133,256	Credit Suisse AG	6/30/16	534
SGD	18,246	USD	13,212	Credit Suisse AG	6/30/16	32
USD	268,767	SGD	367,780	Credit Suisse AG	6/30/16	1,817
USD	6,362	SGD	8,631	Credit Suisse AG	6/30/16	97
USD	11,436	SGD	15,662	Credit Suisse AG	6/30/16	68
TRY	37	USD	12	UBS AG	6/15/16	—
ZAR	288,539	USD	19,043	JPMorgan Chase Bank N.A.	6/15/16	(732)
						$2,174

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 26 Index	$150,000	Sell	5.00%	6/20/21	4.36%	$1,508	$5,587
CDX North America Investment Grade 25 Index	50,000	Sell	1.00%	12/20/20	0.83%	(186)	462
CDX North America Investment Grade 26 Index	30,000	Sell	1.00%	6/20/21	0.77%	(391)	389
						$931	$6,438

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

15

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $88,480, which represented 0.5% of total net assets.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $340,580, which represented 1.7% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Final maturity date indicated, unless otherwise noted.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $10,994.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $10,099,086)	$10,681,661
Investment securities - affiliated, at value (cost of $9,248,811)	9,018,802
Total investment securities, at value (cost of $19,347,897)	19,700,463
Foreign currency holdings, at value (cost of $3,382)	3,383
Receivable for investments sold	186,006
Receivable for capital shares sold	73,171
Unrealized appreciation on forward foreign currency exchange contracts	19,164
Dividends and interest receivable	67,093
20,049,280

Liabilities
Disbursements in excess of demand deposit cash	70,694
Payable for investments purchased	189,613
Payable for capital shares redeemed	28,778
Unrealized depreciation on forward foreign currency exchange contracts	16,990
Payable for variation margin on swap agreements	129
Accrued management fees	8,631
Distribution and service fees payable	2,471
317,306

Net Assets	$19,731,974

Net Assets Consist of:
Capital (par value and paid-in surplus)	$20,175,000
Distributions in excess of net investment income	(45,886)
Accumulated net realized loss	(752,798)
Net unrealized appreciation	355,658
$19,731,974

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$10,900,435	1,128,188	$9.66
Institutional Class, $0.01 Par Value	$2,079,463	215,150	$9.67
A Class, $0.01 Par Value	$1,736,474	179,694	$9.66*
C Class, $0.01 Par Value	$1,675,190	173,395	$9.66
R Class, $0.01 Par Value	$1,673,101	173,152	$9.66
R6 Class, $0.01 Par Value	$1,667,311	172,507	$9.67
*Maximum offering price $10.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from underlying funds (including $196,613 from affiliated funds)	$274,487
Dividends (net of foreign taxes withheld of $3,060)	160,693
Interest	39,308
474,488

Expenses:
Management fees	72,815
Distribution and service fees:
A Class	2,066
C Class	7,883
R Class	3,972
Directors' fees and expenses	284
Other expenses	1,054
88,074
Fees waived	(25,943)
62,131

Net investment income (loss)	412,357

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(203,120) from affiliated funds)	(440,986)
Swap agreement transactions	1,466
Foreign currency transactions	(62,568)
Capital gain distributions received from underlying funds (including $3,941 from affiliated funds)	24,911
(477,177)

Change in net unrealized appreciation (depreciation) on:
Investments	1,028,687
Swap agreements	94
Translation of assets and liabilities in foreign currencies	(2,512)
1,026,269

Net realized and unrealized gain (loss)	549,092

Net Increase (Decrease) in Net Assets Resulting from Operations	$961,449

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$412,357	$617,419
Net realized gain (loss)	(477,177)	(303,615)
Change in net unrealized appreciation (depreciation)	1,026,269	(670,611)
Net increase (decrease) in net assets resulting from operations	961,449	(356,807)

Distributions to Shareholders
From net investment income:
Investor Class	(235,892)	(281,774)
Institutional Class	(54,914)	(83,600)
A Class	(42,215)	(62,070)
C Class	(34,399)	(49,716)
R Class	(38,634)	(56,994)
R6 Class	(45,232)	(69,100)
From tax return of capital:
Investor Class	—	(23,825)
Institutional Class	—	(6,506)
A Class	—	(4,790)
C Class	—	(3,672)
R Class	—	(4,322)
R6 Class	—	(5,403)
Decrease in net assets from distributions	(451,286)	(651,772)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,323,117	17,907,273

Net increase (decrease) in net assets	2,833,280	16,898,694

Net Assets
Beginning of period	16,898,694	—
End of period	$19,731,974	$16,898,694

Distributions in excess of net investment income	$(45,886)	$(6,957)

See Notes to Financial Statements.

19

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Income Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds, equity and debt securities, and certain derivative instruments. The fund may invest in affiliated and unaffiliated funds (collectively, the underlying funds) to an unlimited extent. The fund's investment objective is to seek income. Long-term capital appreciation is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on December 1, 2014, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

20

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

21

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds. ACIM owns 52% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.90% for the Investor Class, A Class, C Class and R Class, 0.70% for the Institutional Class and 0.55% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2016 was $13,342, $2,973, $2,485, $2,371, $2,390 and $2,382 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended May 31, 2016 was 0.60% for the Investor Class, A Class, C Class and R Class, 0.40% for the Institutional Class and 0.25% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

22

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $20,696,841 and $18,330,120, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		50,000,000
Sold	340,308	$3,209,214	1,113,759	$11,024,918
Issued in reinvestment of distributions	23,480	218,494	30,234	293,397
Redeemed	(146,074)	(1,352,340)	(233,519)	(2,271,960)
	217,714	2,075,368	910,474	9,046,355
Institutional Class/Shares Authorized	45,000,000		50,000,000
Sold	—	—	200,000	2,000,000
Issued in reinvestment of distributions	5,903	54,914	9,247	90,106
	5,903	54,914	209,247	2,090,106
A Class/Shares Authorized	45,000,000		50,000,000
Sold	—	—	168,393	1,683,070
Issued in reinvestment of distributions	4,540	42,215	6,865	66,860
Redeemed	(62)	(836)	(42)	(397)
	4,478	41,379	175,216	1,749,533
C Class/Shares Authorized	45,000,000		50,000,000
Sold	2,609	25,000	161,611	1,615,000
Issued in reinvestment of distributions	3,702	34,399	5,480	53,388
Redeemed	(7)	(312)	—	—
	6,304	59,087	167,091	1,668,388
R Class/Shares Authorized	45,000,000		50,000,000
Sold	939	8,503	161,768	1,617,112
Issued in reinvestment of distributions	4,155	38,634	6,294	61,316
Redeemed	—	—	(4)	(40)
	5,094	47,137	168,058	1,678,388
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	—	—	160,000	1,600,000
Issued in reinvestment of distributions	4,862	45,232	7,645	74,503
	4,862	45,232	167,645	1,674,503
Net increase (decrease)	244,355	$2,323,117	1,797,731	$17,907,273

23

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended May 31, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$1,925,681	$685,197	$528,981	$(5,875)	$40,590	$2,152,141
High-Yield Fund R6 Class	3,496,667	1,695,964	1,040,514	(102,174)	109,144	4,319,790
International Value Fund R6 Class	1,490,156	1,330,317	460,000	(95,207)	44,034	2,348,942
Utilities Fund Investor Class	163,513	35,432	19,520	136	6,786	197,929
	$7,076,017	$3,746,910	$2,049,015	$(203,120)	$200,554	$9,018,802

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

24

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$9,018,802	—	—
Common Stocks	4,819,094	$392,549	—
Preferred Stocks	1,365,188	376,555	—
Convertible Preferred Stocks	—	1,048,918	—
Convertible Bonds	—	918,174	—
Corporate Bonds	—	476,301	—
Collateralized Mortgage Obligations	—	301,378	—
Commercial Mortgage-Backed Securities	—	214,929	—
Exchange-Traded Funds	147,043	—	—
Asset-Backed Securities	—	118,903	—
Temporary Cash Investments	487,637	14,992	—
	$15,837,764	$3,862,699	—
Other Financial Instruments
Swap Agreements	—	$6,438	—
Forward Foreign Currency Exchange Contracts	—	19,164	—
	—	$25,602	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$16,990	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $232,750.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,232,965.

25

Value of Derivative Instruments as of May 31, 2016
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$129
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$19,164	Unrealized depreciation on forward foreign currency exchange contracts	16,990
		$19,164		$17,119

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,466	Change in net unrealized appreciation (depreciation) on swap agreements	$94
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(62,704)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(2,676)
		$(61,238)		$(2,582)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$19,733,814
Gross tax appreciation of investments	$423,125
Gross tax depreciation of investments	(456,476)
Net tax appreciation (depreciation) of investments	$(33,351)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(54,863), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$9.40	0.23	0.28	0.51	(0.25)	—	(0.25)	$9.66	5.56%	0.61%(5)	0.91%(5)	4.90%(5)	4.60%(5)	110%	$10,900
2015	$10.00	0.39	(0.57)	(0.18)	(0.39)	(0.03)	(0.42)	$9.40	(1.84)%	0.59%	0.91%	4.08%	3.76%	127%	$8,559
Institutional Class
2016(4)	$9.40	0.24	0.29	0.53	(0.26)	—	(0.26)	$9.67	5.67%	0.41%(5)	0.71%(5)	5.10%(5)	4.80%(5)	110%	$2,079
2015	$10.00	0.42	(0.58)	(0.16)	(0.41)	(0.03)	(0.44)	$9.40	(1.65)%	0.39%	0.71%	4.28%	3.96%	127%	$1,967
A Class
2016(4)	$9.40	0.22	0.28	0.50	(0.24)	—	(0.24)	$9.66	5.43%	0.86%(5)	1.16%(5)	4.65%(5)	4.35%(5)	110%	$1,736
2015	$10.00	0.38	(0.58)	(0.20)	(0.37)	(0.03)	(0.40)	$9.40	(2.08)%	0.84%	1.16%	3.83%	3.51%	127%	$1,647
C Class
2016(4)	$9.40	0.18	0.28	0.46	(0.20)	—	(0.20)	$9.66	5.04%	1.61%(5)	1.91%(5)	3.90%(5)	3.60%(5)	110%	$1,675
2015	$10.00	0.31	(0.58)	(0.27)	(0.31)	(0.03)	(0.33)	$9.40	(2.79)%	1.59%	1.91%	3.08%	2.76%	127%	$1,570
R Class
2016(4)	$9.40	0.21	0.28	0.49	(0.23)	—	(0.23)	$9.66	5.30%	1.11%(5)	1.41%(5)	4.40%(5)	4.10%(5)	110%	$1,673
2015	$10.00	0.36	(0.58)	(0.22)	(0.35)	(0.03)	(0.38)	$9.40	(2.32)%	1.09%	1.41%	3.58%	3.26%	127%	$1,580
R6 Class
2016(4)	$9.40	0.25	0.29	0.54	(0.27)	—	(0.27)	$9.67	5.75%	0.26%(5)	0.56%(5)	5.25%(5)	4.95%(5)	110%	$1,667
2015	$10.00	0.44	(0.58)	(0.14)	(0.43)	(0.03)	(0.46)	$9.40	(1.51)%	0.24%	0.56%	4.43%	4.11%	127%	$1,576

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2016 (unaudited).

(5)	Annualized.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89433 1607

Semiannual Report

May 31, 2016

Strategic Allocation: Aggressive Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.3%
Apple, Inc.	1.1%
Amazon.com, Inc.	0.9%
Microsoft Corp.	0.7%
Procter & Gamble Co. (The)	0.7%
PepsiCo, Inc.	0.7%
Facebook, Inc., Class A	0.6%
Applied Materials, Inc.	0.6%
Pfizer, Inc.	0.5%
Cisco Systems, Inc.	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	55.1%
United Kingdom	3.5%
Japan	3.2%
France	3.0%
Other Countries	15.9%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.3 years
Average Duration (effective)	5.3 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	55.1%
Foreign Common Stocks*	25.6%
Corporate Bonds	7.5%
U.S. Treasury Securities	5.1%
U.S. Government Agency Mortgage-Backed Securities	1.7%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Exchange-Traded Funds	0.3%
Municipal Securities	0.2%
U.S. Government Agency Securities	0.1%
Commercial Paper	0.1%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.2)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,004.20	$5.51	1.10%
Investor Class (before waiver)	$1,000	$1,004.20(2)	$5.76	1.15%
Institutional Class (after waiver)	$1,000	$1,005.00	$4.51	0.90%
Institutional Class (before waiver)	$1,000	$1,005.00(2)	$4.76	0.95%
A Class (after waiver)	$1,000	$1,002.70	$6.76	1.35%
A Class (before waiver)	$1,000	$1,002.70(2)	$7.01	1.40%
C Class (after waiver)	$1,000	$998.70	$10.49	2.10%
C Class (before waiver)	$1,000	$998.70(2)	$10.74	2.15%
R Class (after waiver)	$1,000	$1,001.40	$8.01	1.60%
R Class (before waiver)	$1,000	$1,001.40(2)	$8.26	1.65%
R6 Class (after waiver)	$1,000	$1,006.70	$3.76	0.75%
R6 Class (before waiver)	$1,000	$1,006.70(2)	$4.01	0.80%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.50	$5.55	1.10%
Investor Class (before waiver)	$1,000	$1,019.25	$5.81	1.15%
Institutional Class (after waiver)	$1,000	$1,020.50	$4.55	0.90%
Institutional Class (before waiver)	$1,000	$1,020.25	$4.80	0.95%
A Class (after waiver)	$1,000	$1,018.25	$6.81	1.35%
A Class (before waiver)	$1,000	$1,018.00	$7.06	1.40%
C Class (after waiver)	$1,000	$1,014.50	$10.58	2.10%
C Class (before waiver)	$1,000	$1,014.25	$10.83	2.15%
R Class (after waiver)	$1,000	$1,017.00	$8.07	1.60%
R Class (before waiver)	$1,000	$1,016.75	$8.32	1.65%
R6 Class (after waiver)	$1,000	$1,021.25	$3.79	0.75%
R6 Class (before waiver)	$1,000	$1,021.00	$4.04	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 80.7%
Aerospace and Defense — 1.5%
B/E Aerospace, Inc.	5,769	$274,835
Boeing Co. (The)	33,494	4,225,268
Honeywell International, Inc.	9,077	1,033,235
Huntington Ingalls Industries, Inc.	6,010	921,994
Lockheed Martin Corp.	9,108	2,151,583
Mercury Systems, Inc.(1)	2,599	55,229
Saab AB, B Shares	4,171	138,661
Safran SA	2,853	199,987
Spirit AeroSystems Holdings, Inc., Class A(1)	24,640	1,152,659
Textron, Inc.	37,916	1,443,083
Thales SA	10,140	878,438
United Technologies Corp.	19,080	1,919,066
		14,394,038
Air Freight and Logistics — 0.1%
Royal Mail plc	55,156	432,179
United Parcel Service, Inc., Class B	4,478	461,637
XPO Logistics, Inc.(1)	3,878	113,470
		1,007,286
Airlines — 0.8%
Alaska Air Group, Inc.	17,921	1,189,954
Allegiant Travel Co.	136	18,907
American Airlines Group, Inc.	10,979	350,340
Delta Air Lines, Inc.	38,583	1,676,817
Deutsche Lufthansa AG	4,926	69,032
Hawaiian Holdings, Inc.(1)	4,827	195,300
Japan Airlines Co. Ltd.	15,800	542,338
JetBlue Airways Corp.(1)	38,590	691,919
Qantas Airways Ltd.	153,408	341,497
Ryanair Holdings plc ADR	11,924	1,042,158
Spirit Airlines, Inc.(1)	11,287	490,646
United Continental Holdings, Inc.(1)	28,742	1,295,977
		7,904,885
Auto Components — 0.9%
BorgWarner, Inc.	16,020	545,161
Bridgestone Corp.	14,100	487,169
Calsonic Kansei Corp.	9,000	70,222
Continental AG	760	163,034
Cooper Tire & Rubber Co.	767	24,644
Cooper-Standard Holding, Inc.(1)	529	45,468
Delphi Automotive plc	24,343	1,654,350
Faurecia	7,663	304,813

6

	Shares/ Principal Amount	Value
GKN plc	14,049	$55,936
Goodyear Tire & Rubber Co. (The)	38,789	1,084,928
Hota Industrial Manufacturing Co. Ltd.	167,000	788,593
Koito Manufacturing Co. Ltd.	3,500	165,305
Lear Corp.	8,915	1,058,745
Plastic Omnium SA	6,076	202,611
Tenneco, Inc.(1)	2,455	131,883
Toyota Boshoku Corp.	7,100	141,955
Tung Thih Electronic Co. Ltd.	57,000	796,995
Valeo SA	8,636	1,303,440
		9,025,252
Automobiles — 0.6%
Astra International Tbk PT	1,664,600	804,272
Fiat Chrysler Automobiles NV	15,687	111,968
Ford Motor Co.	58,800	793,212
Fuji Heavy Industries Ltd.	12,300	460,966
Honda Motor Co., Ltd.	24,200	688,619
Honda Motor Co., Ltd. ADR	15,108	422,722
Isuzu Motors Ltd.	15,800	190,625
Peugeot SA(1)	33,830	532,431
Tata Motors Ltd.(1)	68,010	464,603
Tesla Motors, Inc.(1)	905	202,023
Thor Industries, Inc.	4,655	302,575
Tofas Turk Otomobil Fabrikasi AS	96,771	725,758
Toyota Motor Corp.	6,700	349,899
		6,049,673
Banks — 4.6%
Australia & New Zealand Banking Group Ltd.	57,739	1,063,303
Banco Bilbao Vizcaya Argentaria SA	16,500	109,436
Banco Santander SA	82,966	396,111
Bank Hapoalim BM	88,362	456,408
Bank Mandiri Persero Tbk PT	492,500	325,389
Bank of America Corp.	145,460	2,151,353
Bank of Hawaii Corp.	6,433	462,211
Bank of Ireland(1)	2,193,213	668,637
Bank of the Ozarks, Inc.	2,878	111,983
Bank Rakyat Indonesia Persero Tbk PT	433,900	328,760
BankUnited, Inc.	22,040	729,524
BB&T Corp.	42,611	1,549,762
BNP Paribas SA	11,117	615,560
Boston Private Financial Holdings, Inc.	4,956	62,396
Capital Bank Financial Corp., Class A	3,786	116,760
Capitec Bank Holdings Ltd.	15,686	593,845
Cathay General Bancorp.	2,637	81,272
Citigroup, Inc.	51,403	2,393,838
Comerica, Inc.	8,008	377,177
Commerce Bancshares, Inc.	13,174	644,604

7

	Shares/ Principal Amount	Value
Commercial International Bank Egypt S.A.E.	134,793	$646,039
Commonwealth Bank of Australia	818	45,777
Credicorp Ltd.	4,339	608,328
CVB Financial Corp.	1,097	19,252
Eagle Bancorp, Inc.(1)	258	13,284
Erste Group Bank AG(1)	31,560	844,522
FCB Financial Holdings, Inc., Class A(1)	4,512	166,809
FinecoBank Banca Fineco SpA	12,540	91,529
First Financial Bankshares, Inc.	2,539	85,082
Hang Seng Bank Ltd.	31,900	566,099
HDFC Bank Ltd.	70,652	1,470,057
Home Bancshares, Inc.	311	13,668
HSBC Holdings plc	173,072	1,115,601
Industrial & Commercial Bank of China Ltd., H Shares	2,321,770	1,230,987
ING Groep NV CVA	77,206	961,687
Intesa Sanpaolo SpA	577,950	1,484,174
Itau Unibanco Holding SA ADR	50,347	403,280
JPMorgan Chase & Co.	64,107	4,184,264
Kasikornbank PCL	68,400	336,974
KBC Groep NV(1)	27,181	1,609,227
KeyCorp	41,510	532,158
LegacyTexas Financial Group, Inc.	3,302	88,890
Lloyds Banking Group plc	473,402	493,806
M&T Bank Corp.	4,984	595,588
Mitsubishi UFJ Financial Group, Inc.	8,200	41,009
National Australia Bank Ltd.	4,100	80,453
PacWest Bancorp	1,992	83,027
PNC Financial Services Group, Inc. (The)	24,843	2,229,411
Raiffeisen Bank International AG(1)	7,010	93,791
Seven Bank Ltd.	136,300	502,194
Societe Generale SA	16,098	662,544
Southside Bancshares, Inc.	2,431	71,683
Sumitomo Mitsui Financial Group, Inc.	20,000	653,271
SunTrust Banks, Inc.	25,813	1,131,126
SVB Financial Group(1)	3,792	417,878
TCF Financial Corp.	7,737	111,181
Texas Capital Bancshares, Inc.(1)	1,639	83,982
U.S. Bancorp	52,440	2,245,481
UMB Financial Corp.	9,490	546,150
United Overseas Bank Ltd.	4,600	60,861
Wells Fargo & Co.	80,982	4,107,407
Westamerica Bancorporation	12,116	589,443
Westpac Banking Corp.	52,373	1,162,075
		45,718,378
Beverages — 1.4%
Anheuser-Busch InBev SA/NV	8,098	1,025,816
Boston Beer Co., Inc. (The), Class A(1)	208	32,323

8

	Shares/ Principal Amount	Value
Coca-Cola Bottling Co. Consolidated	572	$70,642
Coca-Cola Co. (The)	8,773	391,276
Constellation Brands, Inc., Class A	11,361	1,739,937
Dr Pepper Snapple Group, Inc.	4,208	384,611
Fomento Economico Mexicano SAB de CV ADR	9,318	844,956
Monster Beverage Corp.(1)	5,096	764,400
PepsiCo, Inc.	69,732	7,054,787
Pernod Ricard SA	5,080	553,413
Remy Cointreau SA	2,700	224,230
Suntory Beverage & Food Ltd.	18,700	883,199
Treasury Wine Estates Ltd.	30,594	228,636
		14,198,226
Biotechnology — 2.3%
AbbVie, Inc.	52,882	3,327,864
ACADIA Pharmaceuticals, Inc.(1)	1,171	41,488
Acceleron Pharma, Inc.(1)	547	18,713
Achillion Pharmaceuticals, Inc.(1)	1,748	16,344
Actelion Ltd.	3,070	503,739
Aimmune Therapeutics, Inc.(1)	1,268	19,464
Alder Biopharmaceuticals, Inc.(1)	923	27,755
Amgen, Inc.	30,229	4,774,671
ARIAD Pharmaceuticals, Inc.(1)	2,439	21,585
Biogen, Inc.(1)	13,218	3,829,651
BioMarin Pharmaceutical, Inc.(1)	7,978	715,228
Celgene Corp.(1)	3,583	378,078
Cepheid, Inc.(1)	821	22,996
Dynavax Technologies Corp.(1)	1,367	22,679
Eagle Pharmaceuticals, Inc.(1)	384	18,251
Exelixis, Inc.(1)	7,222	46,871
FibroGen, Inc.(1)	693	12,931
Galapagos NV(1)	3,605	207,695
Genmab A/S(1)	2,487	449,429
Gilead Sciences, Inc.	51,098	4,448,592
Halozyme Therapeutics, Inc.(1)	2,686	27,021
Heron Therapeutics, Inc.(1)	653	13,974
Incyte Corp.(1)	12,091	1,020,601
Innate Pharma SA(1)	3,763	54,765
Kite Pharma, Inc.(1)	519	26,599
Ligand Pharmaceuticals, Inc., Class B(1)	259	30,974
Medy-Tox, Inc.	1,552	571,680
Myriad Genetics, Inc.(1)	954	32,331
Neurocrine Biosciences, Inc.(1)	6,156	305,645
Novavax, Inc.(1)	4,872	29,670
Ophthotech Corp.(1)	370	19,869
Portola Pharmaceuticals, Inc.(1)	771	21,187
Prothena Corp. plc(1)	638	30,968
Radius Health, Inc.(1)	842	30,531

9

	Shares/ Principal Amount	Value
Regeneron Pharmaceuticals, Inc.(1)	1,760	$702,117
Repligen Corp.(1)	507	12,148
Sarepta Therapeutics, Inc.(1)	524	10,967
Spark Therapeutics, Inc.(1)	525	29,374
TESARO, Inc.(1)	468	21,668
Ultragenyx Pharmaceutical, Inc.(1)	587	42,910
United Therapeutics Corp.(1)	2,022	240,760
Vertex Pharmaceuticals, Inc.(1)	3,545	330,217
		22,510,000
Building Products — 0.5%
Apogee Enterprises, Inc.	2,745	124,129
Cie de Saint-Gobain	15,070	672,718
Continental Building Products, Inc.(1)	1,633	37,412
CSW Industrials, Inc.(1)	2,127	71,127
Daikin Industries Ltd.	7,000	600,280
Fortune Brands Home & Security, Inc.	10,582	620,846
Geberit AG	570	217,907
Kingspan Group plc	2,667	74,943
Lennox International, Inc.	5,008	687,849
LIXIL Group Corp.	6,500	117,515
Masonite International Corp.(1)	1,808	126,253
NCI Building Systems, Inc.(1)	1,267	20,399
Nortek, Inc.(1)	150	7,390
Owens Corning	25,591	1,306,932
PGT, Inc.(1)	4,182	44,831
Trex Co., Inc.(1)	961	43,408
USG Corp.(1)	24,392	703,953
		5,477,892
Capital Markets — 1.4%
Affiliated Managers Group, Inc.(1)	8,420	1,461,039
Ameriprise Financial, Inc.	15,020	1,527,084
Ares Management LP	3,747	52,833
BlackRock, Inc.	2,360	858,686
Charles Schwab Corp. (The)	19,119	584,659
Daiwa Securities Group, Inc.	46,000	268,436
Eaton Vance Corp.	4,348	158,093
Evercore Partners, Inc., Class A	1,830	95,160
Federated Investors, Inc., Class B	4,853	156,849
Franklin Resources, Inc.	5,301	197,992
Goldman Sachs Group, Inc. (The)	7,300	1,164,204
Ichigo, Inc.	63,700	268,065
Invesco Ltd.	53,690	1,685,866
Investec plc	61,288	416,137
Julius Baer Group Ltd.	13,150	585,135
Magellan Financial Group Ltd.	10,156	181,157
Man Group plc	237,302	453,335
Northern Trust Corp.	24,081	1,784,402

10

	Shares/ Principal Amount	Value
Partners Group Holding AG	510	$214,980
SEI Investments Co.	16,259	836,363
State Street Corp.	8,906	561,612
T. Rowe Price Group, Inc.	4,586	353,397
		13,865,484
Chemicals — 1.9%
Air Products & Chemicals, Inc.	13,084	1,866,302
Arkema SA	6,930	568,585
Ashland, Inc.	3,986	451,853
Axalta Coating Systems Ltd.(1)	24,590	692,208
BASF SE	2,013	155,507
Cabot Corp.	24,694	1,128,763
Chase Corp.	516	30,310
Dow Chemical Co. (The)	89,999	4,622,349
Innophos Holdings, Inc.	1,347	51,644
Innospec, Inc.	1,664	80,804
Koninklijke DSM NV	10,400	618,963
LG Chem Ltd.	1,853	421,348
LyondellBasell Industries NV, Class A	18,022	1,466,270
Minerals Technologies, Inc.	2,528	145,613
Mitsubishi Chemical Holdings Corp.	82,700	421,510
Mitsui Chemicals, Inc.	48,000	180,756
PolyOne Corp.	2,042	76,514
PPG Industries, Inc.	24,325	2,619,316
Scotts Miracle-Gro Co. (The), Class A	5,435	377,732
Sensient Technologies Corp.	1,287	87,799
Sherwin-Williams Co. (The)	6,082	1,770,409
Sumitomo Chemical Co. Ltd.	68,000	311,952
Symrise AG	8,991	564,116
Teijin Ltd.	12,000	42,263
W-Scope Corp.	5,000	296,654
		19,049,540
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	2,065	70,561
Brink's Co. (The)	1,970	57,426
Clean Harbors, Inc.(1)	8,639	444,822
Deluxe Corp.	327	21,298
dorma+kaba Holding AG	200	131,388
Downer EDI Ltd.	38,493	108,779
InnerWorkings, Inc.(1)	6,351	54,746
Intrum Justitia AB	3,434	120,171
KAR Auction Services, Inc.	19,212	788,460
Loomis AB, B Shares	4,185	110,578
Multi-Color Corp.	2,473	154,192
Republic Services, Inc.	22,842	1,102,812
Tyco International plc	78,970	3,365,701
		6,530,934
11

	Shares/ Principal Amount	Value
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	320	$23,453
Ciena Corp.(1)	13,058	227,993
Cisco Systems, Inc.	183,047	5,317,515
F5 Networks, Inc.(1)	54	5,951
Infinera Corp.(1)	2,129	27,911
Juniper Networks, Inc.	1,918	44,900
NetScout Systems, Inc.(1)	2,652	64,337
Polycom, Inc.(1)	766	9,192
VTech Holdings Ltd.	5,800	63,518
		5,784,770
Construction and Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA	4,045	133,445
China Railway Construction Corp. Ltd., H Shares	587,000	733,490
Chiyoda Corp.	21,000	150,386
CIMIC Group Ltd.	22,989	621,412
Eiffage SA	2,266	167,160
Larsen & Toubro Ltd.	27,991	613,007
Peab AB	22,129	182,522
Skanska AB, B Shares	20,627	453,028
Valmont Industries, Inc.	444	61,414
Vinci SA	7,780	585,087
Wijaya Karya Persero Tbk PT	3,203,400	562,823
		4,263,774
Construction Materials — 0.4%
Buzzi Unicem SpA	13,350	265,290
Cemex SAB de CV ADR(1)	183,018	1,163,995
CRH plc	31,460	953,333
Headwaters, Inc.(1)	5,223	99,185
HeidelbergCement AG	11,880	1,016,354
Siam Cement PCL (The)	36,150	485,710
Summit Materials, Inc., Class A(1)	3,864	84,042
		4,067,909
Consumer Finance — 0.9%
American Express Co.	38,854	2,555,039
Discover Financial Services	61,611	3,500,121
Provident Financial plc	6,317	266,425
SKS Microfinance Ltd.(1)	73,491	710,280
Srisawad Power 1979 PCL	480,622	571,769
Synchrony Financial(1)	45,345	1,414,764
		9,018,398
Containers and Packaging — 0.5%
Avery Dennison Corp.	7,234	538,065
Ball Corp.	19,249	1,391,703
Bemis Co., Inc.	2,435	122,578
Berry Plastics Group, Inc.(1)	4,366	171,016
CCL Industries, Inc., Class B	750	133,500

12

	Shares/ Principal Amount	Value
Graphic Packaging Holding Co.	9,523	$127,608
Multi Packaging Solutions International Ltd.(1)	7,021	111,072
Smurfit Kappa Group plc	26,950	735,255
Sonoco Products Co.	9,085	433,082
WestRock Co.	33,827	1,339,887
		5,103,766
Distributors — 0.1%
Burson Group Ltd.	33,360	128,029
LKQ Corp.(1)	34,764	1,149,646
		1,277,675
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,586	102,757
Chegg, Inc.(1)	8,169	39,865
Houghton Mifflin Harcourt Co.(1)	4,784	82,285
New Oriental Education & Technology Group, Inc. ADR	10,910	460,947
Nord Anglia Education, Inc.(1)	3,126	69,460
		755,314
Diversified Financial Services — 1.1%
Bats Global Markets, Inc.(1)	3,781	105,112
Berkshire Hathaway, Inc., Class B(1)	13,187	1,853,301
Compass Diversified Holdings	4,197	66,690
Deutsche Boerse AG	8,370	733,389
Element Financial Corp.	13,057	153,137
Financial Products Group Co. Ltd.	23,200	257,906
Haci Omer Sabanci Holding AS	158,422	493,174
Japan Exchange Group, Inc.	11,100	151,361
London Stock Exchange Group plc	25,560	1,012,492
MarketAxess Holdings, Inc.	421	58,915
Markit Ltd.(1)	6,564	225,605
Moscow Exchange MICEX-RTS PJSC	396,116	650,442
MSCI, Inc., Class A	6,292	502,039
Nasdaq, Inc.	18,284	1,206,927
ORIX Corp.	127,000	1,766,199
S&P Global, Inc.	10,850	1,213,138
		10,449,827
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	35,526	1,390,843
Bezeq The Israeli Telecommunication Corp. Ltd.	31,587	61,080
Bharti Infratel Ltd.	92,408	514,400
BT Group plc	7,809	50,081
Cellnex Telecom SAU	34,327	553,812
CenturyLink, Inc.	19,722	534,861
Deutsche Telekom AG	29,798	526,166
HKT Trust & HKT Ltd.	87,000	126,065
Iliad SA	2,480	543,458
Nippon Telegraph & Telephone Corp.	20,000	876,868
Orange SA	40,515	703,909

13

	Shares/ Principal Amount	Value
SBA Communications Corp., Class A(1)	13,776	$1,369,334
Telefonica SA	33,597	351,052
Telekomunikasi Indonesia Persero Tbk PT	2,923,400	791,843
Telstra Corp. Ltd.	88,155	356,162
Verizon Communications, Inc.	58,035	2,953,982
		11,703,916
Electric Utilities — 0.9%
ALLETE, Inc.	1,078	62,244
Edison International	28,453	2,038,088
EDP - Energias de Portugal SA	52,621	175,354
El Paso Electric Co.	680	30,369
Endesa SA	20,229	415,944
Enel SpA	171,762	778,586
Great Plains Energy, Inc.	11,655	340,093
NextEra Energy, Inc.	3,869	464,744
PG&E Corp.	15,476	929,798
Portland General Electric Co.	555	22,855
PPL Corp.	13,650	526,071
Tokyo Electric Power Co. Holdings, Inc.(1)	84,300	396,625
Westar Energy, Inc.	20,985	1,182,085
Xcel Energy, Inc.	41,815	1,729,887
		9,092,743
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,178	305,149
AMETEK, Inc.	19,185	917,427
Babcock & Wilcox Enterprises, Inc.(1)	2,167	47,132
Emerson Electric Co.	7,586	394,624
EnerSys	474	28,497
Gamesa Corp. Tecnologica SA	8,402	167,385
Hubbell, Inc.	4,851	515,516
Legrand SA	14,000	770,054
Nexans SA(1)	8,696	447,497
Prysmian SpA	17,080	417,899
Rockwell Automation, Inc.	13,490	1,565,514
Vestas Wind Systems A/S	8,217	588,799
		6,165,493
Electronic Equipment, Instruments and Components — 0.8%
AAC Technologies Holdings, Inc.	23,000	186,173
Belden, Inc.	1,840	118,993
CDW Corp.	24,997	1,063,872
Dolby Laboratories, Inc., Class A	1,347	63,915
FEI Co.	445	47,815
Fingerprint Cards AB, B Shares(1)	9,330	124,492
Hexagon AB, B Shares	25,290	982,027
Ingram Micro, Inc., Class A	868	30,059
KCE Electronics PCL	138,500	314,993
Keyence Corp.	900	572,177

14

	Shares/ Principal Amount	Value
Keysight Technologies, Inc.(1)	20,588	$630,610
Largan Precision Co. Ltd.	5,000	417,018
Murata Manufacturing Co. Ltd.	6,500	760,148
TE Connectivity Ltd.	32,856	1,971,360
Tongda Group Holdings Ltd.	380,000	80,687
TTM Technologies, Inc.(1)	9,601	75,176
VeriFone Systems, Inc.(1)	27,027	713,513
		8,153,028
Energy Equipment and Services — 1.0%
Atwood Oceanics, Inc.	36,620	390,735
Dril-Quip, Inc.(1)	3,805	232,219
FMC Technologies, Inc.(1)	45,498	1,238,911
Forum Energy Technologies, Inc.(1)	1,964	32,956
Frank's International NV	15,407	246,666
Halliburton Co.	56,684	2,390,931
Helmerich & Payne, Inc.	5,341	326,602
Matrix Service Co.(1)	1,501	24,872
Petrofac Ltd.	22,338	251,708
Rowan Cos. plc	19,916	337,178
Schlumberger Ltd.	42,510	3,243,513
Subsea 7 SA(1)	53,367	473,985
TGS Nopec Geophysical Co. ASA	13,683	205,925
Transocean Ltd.(1)	3,700	37,112
US Silica Holdings, Inc.	1,684	48,044
		9,481,357
Food and Staples Retailing — 1.8%
Alimentation Couche-Tard, Inc., B Shares	18,670	821,489
Axfood AB	3,064	56,421
Casey's General Stores, Inc.	530	63,711
Costco Wholesale Corp.	6,400	952,128
CP ALL PCL	517,800	721,079
CVS Health Corp.	19,170	1,848,946
Distribuidora Internacional de Alimentacion SA	13,480	80,617
GS Retail Co. Ltd.	10,480	465,172
Jeronimo Martins SGPS SA	64,668	1,047,634
Koninklijke Ahold NV	21,846	483,951
Kroger Co. (The)	36,488	1,304,811
Lawson, Inc.	600	47,519
Metcash Ltd.(1)	45,227	67,010
METRO AG	20,440	671,588
President Chain Store Corp.	141,000	1,070,065
Raia Drogasil SA	60,200	953,578
Seven & i Holdings Co. Ltd.	25,600	1,096,730
Sundrug Co. Ltd.	2,600	215,307
Sysco Corp.	51,353	2,470,593
Wal-Mart Stores, Inc.	29,015	2,053,682
Walgreens Boots Alliance, Inc.	11,802	913,475

15

	Shares/ Principal Amount	Value
X5 Retail Group NV GDR(1)	38,377	$750,270
		18,155,776
Food Products — 2.1%
Amplify Snack Brands, Inc.(1)	4,155	54,223
Associated British Foods plc	10,581	451,168
Bellamy's Australia Ltd.	12,046	95,682
Blue Buffalo Pet Products, Inc.(1)	1,469	37,959
BRF SA ADR	23,388	292,350
Cal-Maine Foods, Inc.	3,849	171,281
Calbee, Inc.	19,600	723,926
Campbell Soup Co.	4,419	267,659
ConAgra Foods, Inc.	21,779	995,300
Dean Foods Co.	56,776	1,037,865
Ezaki Glico Co. Ltd.	1,600	86,260
Flowers Foods, Inc.	19,339	362,606
General Mills, Inc.	29,927	1,878,817
Greencore Group plc	19,695	98,327
Hershey Co. (The)	3,890	361,187
Hormel Foods Corp.	37,123	1,277,402
Ingredion, Inc.	5,734	673,229
Inventure Foods, Inc.(1)	3,699	27,706
J.M. Smucker Co. (The)	3,691	476,693
Kellogg Co.	23,879	1,775,881
Maple Leaf Foods, Inc.	8,080	181,459
Marine Harvest ASA	11,376	189,972
Mead Johnson Nutrition Co.	13,769	1,132,913
Mondelez International, Inc., Class A	50,731	2,257,022
Nestle SA	3,390	250,328
Orion Corp.	630	512,754
Pilgrim's Pride Corp.	17,837	443,606
Seaboard Corp.(1)	2	6,040
TreeHouse Foods, Inc.(1)	4,502	426,339
Tyson Foods, Inc., Class A	23,023	1,468,407
Ulker Biskuvi Sanayi AS	79,603	575,430
Uni-President Enterprises Corp.	413,000	786,425
Universal Robina Corp.	157,440	656,491
WH Group Ltd.	94,500	72,723
WhiteWave Foods Co. (The), Class A(1)	11,176	499,008
		20,604,438
Gas Utilities — 0.3%
Atmos Energy Corp.	6,647	484,566
China Gas Holdings Ltd.	416,000	588,875
ONE Gas, Inc.	4,483	262,928
Rubis SCA	2,058	155,984
Southwest Gas Corp.	2,738	190,099
Spire, Inc.	8,748	556,198

16

	Shares/ Principal Amount	Value
UGI Corp.	7,463	$320,312
		2,558,962
Health Care Equipment and Supplies — 2.6%
Abbott Laboratories	87,388	3,463,186
ABIOMED, Inc.(1)	471	46,775
Ambu A/S, B Shares	1,666	67,914
Asahi Intecc Co. Ltd.	3,600	182,056
Baxter International, Inc.	60,352	2,604,792
Becton Dickinson and Co.	1,600	266,320
BioMerieux	1,130	147,544
Boston Scientific Corp.(1)	36,421	827,121
C.R. Bard, Inc.	11,117	2,435,068
Cantel Medical Corp.	562	37,334
Cooper Cos., Inc. (The)	3,580	582,860
DexCom, Inc.(1)	7,911	510,180
Edwards Lifesciences Corp.(1)	13,687	1,348,170
Essilor International SA	7,928	1,035,155
Haemonetics Corp.(1)	1,353	37,884
Hologic, Inc.(1)	5,362	184,506
Hoya Corp.	5,700	201,110
ICU Medical, Inc.(1)	485	50,435
Intuitive Surgical, Inc.(1)	891	565,527
LivaNova plc(1)	928	45,296
Medtronic plc	33,835	2,723,041
Nevro Corp.(1)	941	65,607
NuVasive, Inc.(1)	13,193	717,303
Olympus Corp.	20,200	856,450
ResMed, Inc.	4,183	247,048
St. Jude Medical, Inc.	14,736	1,154,713
STERIS plc	3,859	267,930
Sysmex Corp.	1,600	117,036
Tandem Diabetes Care, Inc.(1)	4,416	28,925
Teleflex, Inc.	9,194	1,481,153
Utah Medical Products, Inc.	747	48,884
West Pharmaceutical Services, Inc.	8,027	602,667
Zimmer Biomet Holdings, Inc.	19,819	2,420,098
		25,370,088
Health Care Providers and Services — 1.6%
Adeptus Health, Inc., Class A(1)	1,738	124,267
Aetna, Inc.	12,088	1,368,724
American Renal Associates Holdings, Inc.(1)	3,678	102,947
AmerisourceBergen Corp.	9,596	719,508
AMN Healthcare Services, Inc.(1)	2,051	76,584
Anthem, Inc.	6,060	800,890
Attendo AB	9,630	95,534
Cardinal Health, Inc.	17,156	1,354,466
Chartwell Retirement Residences	38,831	438,842

17

	Shares/ Principal Amount	Value
Express Scripts Holding Co.(1)	41,519	$3,136,760
Fresenius Medical Care AG & Co. KGaA	12,900	1,119,549
HCA Holdings, Inc.(1)	10,330	805,947
HealthEquity, Inc.(1)	2,089	53,917
Laboratory Corp. of America Holdings(1)	9,067	1,160,123
LifePoint Health, Inc.(1)	14,692	973,933
McKesson Corp.	2,330	426,716
Molina Healthcare, Inc.(1)	681	32,981
PharMerica Corp.(1)	3,611	95,944
Providence Service Corp. (The)(1)	828	39,380
Quest Diagnostics, Inc.	9,655	745,076
Team Health Holdings, Inc.(1)	1,041	49,937
UDG Healthcare plc	12,820	109,922
UnitedHealth Group, Inc.	459	61,354
Universal Health Services, Inc., Class B	4,924	664,051
VCA, Inc.(1)	22,293	1,447,484
		16,004,836
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	7,571	102,133
Cerner Corp.(1)	14,588	811,239
CompuGroup Medical SE	3,429	149,597
Cotiviti Holdings, Inc.(1)	4,505	82,261
Evolent Health, Inc.(1)	3,768	57,726
HMS Holdings Corp.(1)	2,523	41,692
Medidata Solutions, Inc.(1)	451	20,719
Press Ganey Holdings, Inc.(1)	1,412	48,050
RaySearch Laboratories AB	12,002	180,217
		1,493,634
Hotels, Restaurants and Leisure — 1.4%
Accor SA	9,890	430,316
Alsea SAB de CV	131,265	497,416
Bloomin' Brands, Inc.	35,363	673,665
Bob Evans Farms, Inc.	1,245	55,540
Brinker International, Inc.	3,935	176,957
Carnival Corp.	50,533	2,412,445
Carnival plc	17,510	864,543
Cedar Fair LP	1,126	67,594
Chipotle Mexican Grill, Inc.(1)	976	431,353
Churchill Downs, Inc.	1,064	133,543
ClubCorp Holdings, Inc.	10,561	127,471
Compass Group plc	38,540	718,396
Dalata Hotel Group plc(1)	34,860	183,075
Darden Restaurants, Inc.	22,258	1,509,760
Flight Centre Travel Group Ltd.	2,924	66,802
Hilton Worldwide Holdings, Inc.	18,284	379,942
Las Vegas Sands Corp.	9,900	457,776
Madison Square Garden Co. (The)(1)	409	68,520

18

	Shares/ Principal Amount	Value
Marriott International, Inc., Class A	8,980	$593,039
McDonald's Corp.	4,535	553,542
MGM Resorts International(1)	26,745	611,123
Minor International PCL	652,600	716,992
Panera Bread Co., Class A(1)	2,382	522,015
Papa John's International, Inc.	7,707	488,161
Peak Resorts, Inc.	2,204	9,543
Red Robin Gourmet Burgers, Inc.(1)	1,565	79,361
Sands China Ltd.	141,600	543,021
Star Entertainment Grp Ltd. (The)	39,216	160,140
Starbucks Corp.	1,587	87,110
Texas Roadhouse, Inc.	2,243	100,509
Thomas Cook Group plc(1)	30,753	34,029
Vail Resorts, Inc.	640	84,000
Wynn Macau Ltd.	81,600	127,691
		13,965,390
Household Durables — 0.6%
Berkeley Group Holdings plc	6,079	288,348
Cavco Industries, Inc.(1)	587	58,301
Century Communities, Inc.(1)	2,317	41,961
Coway Co. Ltd.	7,365	636,512
De' Longhi SpA	4,081	109,477
Iida Group Holdings Co. Ltd.	15,400	322,922
Installed Building Products, Inc.(1)	1,823	60,943
Mohawk Industries, Inc.(1)	392	77,103
Newell Brands, Inc.	31,841	1,518,497
Nien Made Enterprise Co. Ltd.(1)	67,000	614,274
Panasonic Corp.	21,300	198,410
Persimmon plc	10,761	327,611
PulteGroup, Inc.	24,650	462,434
Techtronic Industries Co. Ltd.	44,500	178,956
Tupperware Brands Corp.	375	21,218
Universal Electronics, Inc.(1)	795	51,619
Whirlpool Corp.	5,226	912,564
		5,881,150
Household Products — 1.3%
Central Garden & Pet Co.(1)	2,047	37,317
Church & Dwight Co., Inc.	6,034	594,228
Clorox Co. (The)	3,367	432,794
Energizer Holdings, Inc.	282	13,347
Kimberly-Clark Corp.	13,455	1,709,323
Procter & Gamble Co. (The)	87,690	7,106,398
Reckitt Benckiser Group plc	21,580	2,148,808
Svenska Cellulosa AB SCA, B Shares	25,139	804,679
		12,846,894
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.	744	32,446

19

	Shares/ Principal Amount	Value
Industrial Conglomerates — 0.9%
3M Co.	15,480	$2,605,594
Carlisle Cos., Inc.	11,959	1,241,583
CK Hutchison Holdings Ltd.	18,500	214,741
Danaher Corp.	17,806	1,751,398
DCC plc	3,198	291,342
General Electric Co.	39,668	1,199,164
Koninklijke Philips NV	30,929	833,487
Raven Industries, Inc.	2,277	45,904
Siemens AG	2,400	258,464
		8,441,677
Insurance — 2.9%
Admiral Group plc	26,300	749,643
Aflac, Inc.	19,723	1,369,960
AIA Group Ltd.	278,800	1,630,661
Allianz SE	7,783	1,270,386
Allied World Assurance Co. Holdings Ltd.	5,476	203,050
Allstate Corp. (The)	15,895	1,073,072
American International Group, Inc.	34,777	2,012,893
Anicom Holdings, Inc.	6,000	152,689
Aon plc	3,661	400,038
Arthur J Gallagher & Co.	5,406	261,272
Aspen Insurance Holdings Ltd.	1,531	73,258
Atlas Financial Holdings, Inc.(1)	2,416	43,464
Aviva plc	120,560	785,409
AXA SA	42,658	1,071,724
Brown & Brown, Inc.	13,910	501,595
Chubb Ltd.	22,270	2,819,605
CNP Assurances	7,190	121,999
Direct Line Insurance Group plc	26,717	145,224
Discovery Holdings Ltd.	64,715	494,990
Endurance Specialty Holdings Ltd.	1,445	98,144
First American Financial Corp.	1,726	66,002
Hannover Rueck SE	4,605	519,293
Hanover Insurance Group, Inc. (The)	13,942	1,208,493
Infinity Property & Casualty Corp.	596	46,446
James River Group Holdings Ltd.	627	22,164
Legal & General Group plc	186,028	645,024
MetLife, Inc.	39,928	1,818,720
MS&AD Insurance Group Holdings, Inc.	15,400	439,742
Muenchener Rueckversicherungs-Gesellschaft AG	745	139,964
NN Group NV	885	29,556
Ping An Insurance Group Co., H Shares	241,500	1,078,409
Primerica, Inc.	2,395	134,383
ProAssurance Corp.	6,480	340,135
Prudential Financial, Inc.	11,448	907,254
Prudential plc	46,000	919,412

20

	Shares/ Principal Amount	Value
Reinsurance Group of America, Inc.	7,291	$722,830
Samsung Fire & Marine Insurance Co. Ltd.	2,540	592,482
SCOR SE	6,901	230,736
St. James's Place plc	69,014	927,096
Swiss Reinsurance Co.	8,777	788,517
Torchmark Corp.	3,890	239,741
Universal Insurance Holdings, Inc.	5,739	111,566
Unum Group	25,565	943,860
Validus Holdings Ltd.	1,323	64,417
Zurich Insurance Group AG	2,462	595,685
		28,811,003
Internet and Catalog Retail — 1.5%
Amazon.com, Inc.(1)	12,530	9,056,559
ASOS plc(1)	13,656	691,462
Ctrip.com International Ltd. ADR(1)	14,760	675,417
Expedia, Inc.	19,087	2,123,238
Liberty Interactive Corp. QVC Group, Class A(1)	13,960	376,641
Priceline Group, Inc. (The)(1)	231	292,060
Shutterfly, Inc.(1)	1,281	61,872
TripAdvisor, Inc.(1)	10,623	719,602
Zalando SE(1)	28,349	830,988
		14,827,839
Internet Software and Services — 3.5%
2U, Inc.(1)	1,660	46,214
Akamai Technologies, Inc.(1)	11,092	605,401
Alibaba Group Holding Ltd. ADR(1)	17,282	1,417,124
Alphabet, Inc., Class A(1)	17,601	13,180,509
Auto Trader Group plc	237,320	1,350,829
Baidu, Inc. ADR(1)	6,568	1,172,651
CoStar Group, Inc.(1)	6,340	1,309,781
Criteo SA ADR(1)	14,849	666,275
DeNA Co. Ltd.	8,500	171,021
Dip Corp.	8,400	229,467
Facebook, Inc., Class A(1)	51,274	6,091,864
inContact, Inc.(1)	4,372	60,683
j2 Global, Inc.	1,098	73,533
LinkedIn Corp., Class A(1)	6,985	953,452
LogMeIn, Inc.(1)	1,822	111,634
Mixi, Inc.	11,700	452,215
NAVER Corp.	1,143	690,518
PChome Online, Inc.	40,691	486,607
Q2 Holdings, Inc.(1)	4,601	114,933
Rightmove plc	1,593	97,457
Tencent Holdings Ltd.	193,700	4,319,816
Yandex NV, A Shares(1)	32,828	676,257
		34,278,241

21

	Shares/ Principal Amount	Value
IT Services — 1.7%
Accenture plc, Class A	755	$89,822
Alliance Data Systems Corp.(1)	3,716	825,658
Cielo SA	35,048	307,068
Cognizant Technology Solutions Corp., Class A(1)	7,632	468,910
CoreLogic, Inc.(1)	1,159	43,196
CSG Systems International, Inc.	5,148	218,842
CSRA, Inc.	1,807	44,759
EPAM Systems, Inc.(1)	1,338	102,370
EVERTEC, Inc.	6,815	104,338
Fidelity National Information Services, Inc.	6,733	500,060
Fiserv, Inc.(1)	13,608	1,433,331
Global Payments, Inc.	436	33,873
HCL Technologies Ltd.	51,563	566,936
International Business Machines Corp.	19,604	3,013,919
MAXIMUS, Inc.	1,548	89,242
NTT Data Corp.	4,000	206,619
PayPal Holdings, Inc.(1)	9,512	359,459
Sabre Corp.	29,376	827,522
Science Applications International Corp.	1,864	101,718
Syntel, Inc.(1)	453	20,874
Teradata Corp.(1)	775	21,964
Travelport Worldwide Ltd.	4,368	57,832
Vantiv, Inc., Class A(1)	17,815	957,913
Visa, Inc., Class A	66,711	5,266,166
Worldpay Group plc(1)	371,011	1,489,007
		17,151,398
Leisure Products — 0.1%
Amer Sports Oyj	3,969	118,263
Brunswick Corp.	10,938	523,602
Malibu Boats, Inc.(1)	2,470	33,592
Mattel, Inc.	5,642	179,867
MCBC Holdings, Inc.(1)	2,556	39,311
Nautilus, Inc.(1)	1,901	39,218
Smith & Wesson Holding Corp.(1)	5,976	145,635
Thule Group AB (The)	6,638	101,862
		1,181,350
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	14,565	668,388
Bruker Corp.	427	11,273
Eurofins Scientific SE	588	228,002
Illumina, Inc.(1)	1,563	226,369
Lonza Group AG	2,481	428,310
PAREXEL International Corp.(1)	1,588	99,869
Thermo Fisher Scientific, Inc.	12,234	1,856,754
Waters Corp.(1)	3,018	415,126
		3,934,091

22

	Shares/ Principal Amount	Value
Machinery — 1.9%
Albany International Corp., Class A	1,033	$40,628
Caterpillar, Inc.	5,629	408,159
Deere & Co.	4,307	354,423
Dynamic Materials Corp.	946	9,942
EnPro Industries, Inc.	2,317	117,171
GEA Group AG	914	42,372
Global Brass & Copper Holdings, Inc.	744	20,304
Graham Corp.	2,246	40,563
Hino Motors Ltd.	6,500	66,682
Hitachi Construction Machinery Co. Ltd.	11,700	180,886
Hoshizaki Electric Co. Ltd.	1,300	124,558
Ingersoll-Rand plc	32,602	2,178,139
ITT, Inc.	16,979	602,924
John Bean Technologies Corp.	1,519	92,173
KION Group AG	2,960	163,799
Komatsu Ltd.	25,700	443,864
Kubota Corp.	75,200	1,107,270
Middleby Corp. (The)(1)	13,834	1,718,183
OKUMA Corp.	40,000	307,039
Oshkosh Corp.	7,736	355,160
PACCAR, Inc.	27,153	1,513,780
Parker-Hannifin Corp.	8,219	943,870
Rexnord Corp.(1)	4,539	94,139
Rotork plc	51,320	146,206
Snap-on, Inc.	8,229	1,331,617
Stanley Black & Decker, Inc.	22,772	2,577,335
Takeuchi Manufacturing Co. Ltd.	5,800	100,774
Toro Co. (The)	1,012	90,382
WABCO Holdings, Inc.(1)	16,349	1,764,057
Wabtec Corp.	15,629	1,209,372
Weir Group plc (The)	30,700	533,127
Woodward, Inc.	1,387	78,976
Xylem, Inc.	9,320	416,231
		19,174,105
Marine†
Dfds A/S	5,063	250,851
Media — 2.1%
AMC Networks, Inc., Class A(1)	13,670	874,060
APN Outdoor Group Ltd.	43,866	216,856
CBS Corp., Class B	3,433	189,502
Charter Communications, Inc., Class A(1)	5,224	1,143,743
Comcast Corp., Class A	59,518	3,767,489
Entercom Communications Corp., Class A	1,384	17,577
Entravision Communications Corp., Class A	14,745	106,459
Gray Television, Inc.(1)	4,002	47,304
IMAX China Holding, Inc.(1)	95,400	525,447

23

	Shares/ Principal Amount	Value
Innocean Worldwide, Inc.	9,296	$692,637
ITV plc	24,700	76,843
Liberty Global plc, Class A(1)	11,190	417,946
Metropole Television SA	3,431	62,970
Naspers Ltd., N Shares	8,197	1,205,627
Pearson plc	35,350	429,305
ProSiebenSat.1 Media SE	11,160	561,070
Publicis Groupe SA	10,190	737,644
Sirius XM Holdings, Inc.(1)	145,747	585,903
Sky plc	31,168	434,945
Stroeer SE & Co. KGaA	3,369	183,228
Television Broadcasts Ltd.	10,600	36,012
Time Warner, Inc.	40,748	3,082,994
Townsquare Media, Inc.(1)	1,333	11,770
Viacom, Inc., Class B	35,282	1,565,462
Walt Disney Co. (The)	40,067	3,975,448
		20,948,241
Metals and Mining — 0.6%
Agnico-Eagle Mines Ltd. New York Shares	2,845	127,797
Barrick Gold Corp.	12,714	213,214
Bekaert SA	1,876	83,493
BHP Billiton Ltd.	13,709	189,048
BHP Billiton plc	32,012	381,580
Boliden AB	3,722	65,861
Carpenter Technology Corp.	2,554	81,830
Compass Minerals International, Inc.	633	49,342
Evraz plc(1)	18,760	30,160
Ferroglobe plc	5,948	54,246
Fortescue Metals Group Ltd.	91,959	198,061
Glencore plc	143,164	271,838
Newmont Mining Corp.	6,840	221,684
Norsk Hydro ASA	17,027	67,879
Nucor Corp.	23,775	1,153,325
OZ Minerals Ltd.	30,020	118,465
Regis Resources Ltd.	40,319	85,091
Rio Tinto plc	59,851	1,683,860
Silver Wheaton Corp.	8,540	159,015
Steel Dynamics, Inc.	2,864	70,712
Tokyo Steel Manufacturing Co. Ltd.	19,300	115,903
Vale SA ADR	95,651	375,909
		5,798,313
Multi-Utilities — 0.4%
A2A SpA	92,800	132,268
Ameren Corp.	6,082	301,363
Centrica plc	246,752	728,347
Consolidated Edison, Inc.	4,714	345,348
E.ON SE	76,516	752,173

24

	Shares/ Principal Amount	Value
Engie SA	34,150	$526,069
NorthWestern Corp.	5,267	305,275
Veolia Environnement SA	29,280	657,432
		3,748,275
Multiline Retail — 0.8%
Debenhams plc	28,440	30,461
Dollar General Corp.	5,215	468,829
Dollar Tree, Inc.(1)	30,422	2,754,408
Marks & Spencer Group plc	37,697	207,310
Matahari Department Store Tbk PT	508,800	706,770
Ryohin Keikaku Co. Ltd.	5,600	1,291,082
SACI Falabella	92,201	648,047
Target Corp.	31,971	2,198,965
		8,305,872
Oil, Gas and Consumable Fuels — 3.8%
Aegean Marine Petroleum Network, Inc.	2,485	16,550
Anadarko Petroleum Corp.	29,607	1,535,419
Apache Corp.	4,025	229,988
Ardmore Shipping Corp.	3,913	37,095
BP plc	109,950	568,907
Callon Petroleum Co.(1)	6,212	70,755
Carrizo Oil & Gas, Inc.(1)	2,144	82,544
Chevron Corp.	44,650	4,509,650
Cimarex Energy Co.	4,823	560,818
CNOOC Ltd.	544,000	649,657
Concho Resources, Inc.(1)	15,984	1,939,499
Delek US Holdings, Inc.	891	12,278
Devon Energy Corp.	12,619	455,420
Eni SpA	43,638	666,644
Enviva Partners, LP	3,463	79,233
EQT Corp.	14,942	1,094,501
Euronav SA(1)	1,640	17,236
Exxon Mobil Corp.	48,007	4,273,583
Gulfport Energy Corp.(1)	9,149	281,240
Imperial Oil Ltd.	91,363	2,911,549
JX Holdings, Inc.	87,500	342,146
Koninklijke Vopak NV	14,643	762,980
Lundin Petroleum AB(1)	44,457	797,325
Noble Energy, Inc.	25,016	894,322
NovaTek OAO GDR	8,622	865,649
Occidental Petroleum Corp.	41,336	3,118,388
PBF Energy, Inc., Class A	3,281	86,520
PDC Energy, Inc.(1)	165	9,578
Pioneer Natural Resources Co.	2,636	422,604
PrairieSky Royalty Ltd.	8,720	168,768
Repsol SA	5,500	70,834
Royal Dutch Shell plc, B Shares	82,227	1,977,547

25

	Shares/ Principal Amount	Value
Scorpio Tankers, Inc.	5,906	$34,727
Statoil ASA	49,050	782,164
Synergy Resources Corp.(1)	3,425	20,687
Thai Oil PCL	250,500	441,749
TOTAL SA	47,833	2,324,445
TOTAL SA ADR	56,470	2,739,924
Ultrapar Participacoes SA	39,700	749,813
World Fuel Services Corp.	13,639	626,985
		37,229,721
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	4,391	66,963
Sappi Ltd.(1)	66,113	310,157
UPM-Kymmene Oyj	9,446	181,720
		558,840
Personal Products — 0.5%
Amorepacific Corp.	3,987	1,396,688
Estee Lauder Cos., Inc. (The), Class A	13,163	1,208,100
Herbalife Ltd.(1)	9,781	566,222
Kao Corp.	8,300	457,293
LG Household & Health Care Ltd.	1,101	975,546
		4,603,849
Pharmaceuticals — 3.4%
Allergan plc(1)	5,530	1,303,697
Aspen Pharmacare Holdings Ltd.	31,762	650,751
AstraZeneca plc	14,146	825,271
Bristol-Myers Squibb Co.	35,281	2,529,648
Cempra, Inc.(1)	1,009	18,959
Daiichi Sankyo Co. Ltd.	5,000	116,336
Dermira, Inc.(1)	647	20,536
GlaxoSmithKline plc	21,897	458,275
H. Lundbeck A/S(1)	5,200	204,587
Horizon Pharma plc(1)	1,626	28,016
Intra-Cellular Therapies, Inc.(1)	427	16,525
Jazz Pharmaceuticals plc(1)	1,518	230,068
Johnson & Johnson	33,949	3,825,713
Mallinckrodt plc(1)	87	5,512
Merck & Co., Inc.	64,275	3,616,111
Mylan NV(1)	27,871	1,207,929
Novartis AG	615	48,816
Novo Nordisk A/S, B Shares	29,570	1,644,670
Ono Pharmaceutical Co. Ltd.	21,300	947,137
Pacira Pharmaceuticals, Inc.(1)	911	42,371
Perrigo Co. plc	2,702	258,960
Pfizer, Inc.	153,761	5,335,507
Richter Gedeon Nyrt	32,326	648,063
Roche Holding AG	14,160	3,716,644
Sanofi	10,158	832,867

26

	Shares/ Principal Amount	Value
Shire plc	23,730	$1,464,134
STADA Arzneimittel AG	5,935	316,047
Supernus Pharmaceuticals, Inc.(1)	2,052	40,035
Teva Pharmaceutical Industries Ltd.	6,454	335,205
Teva Pharmaceutical Industries Ltd. ADR	20,989	1,088,699
TherapeuticsMD, Inc.(1)	2,834	25,336
UCB SA	3,200	231,253
Zoetis, Inc.	40,140	1,903,439
		33,937,117
Professional Services — 0.4%
Adecco Group AG	678	41,096
Equifax, Inc.	7,141	897,838
Korn / Ferry International	3,504	101,090
Nielsen Holdings plc	20,554	1,097,378
On Assignment, Inc.(1)	950	35,786
Teleperformance	3,330	290,408
Temp Holdings Co. Ltd.	10,400	166,047
Verisk Analytics, Inc., Class A(1)	14,361	1,140,120
		3,769,763
Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	27,439	930,182
Advance Residence Investment Corp.	138	349,564
Allied Properties Real Estate Investment Trust	11,216	310,389
American Campus Communities, Inc.	14,405	677,323
American Tower Corp.	1,691	178,874
Apartment Investment & Management Co., Class A	27,840	1,187,376
Apollo Commercial Real Estate Finance, Inc.	1,102	17,863
Armada Hoffler Properties, Inc.	3,865	46,767
AvalonBay Communities, Inc.	2,793	502,405
Big Yellow Group plc	19,698	237,937
Blackstone Mortgage Trust, Inc., Class A	1,243	35,040
Boston Properties, Inc.	1,624	204,023
British Land Co. plc (The)	12,971	139,020
Camden Property Trust	8,601	732,891
CapitaLand Mall Trust	72,200	106,431
CareTrust REIT, Inc.	2,531	33,890
CBL & Associates Properties, Inc.	1,993	19,173
Charter Hall Group	70,071	266,893
Chatham Lodging Trust	1,548	33,576
Colony Starwood Homes	23,001	626,087
Corrections Corp. of America	16,193	544,085
Crown Castle International Corp.	9,457	858,790
CubeSmart	32,576	1,037,220
CyrusOne, Inc.	1,493	73,620
Daiwa House Residential Investment Corp.	106	260,369
Derwent London plc	6,327	301,669
Dexus Property Group	43,842	274,408

27

	Shares/ Principal Amount	Value
DiamondRock Hospitality Co.	2,251	$20,124
Digital Realty Trust, Inc.	9,082	866,877
Duke Realty Corp.	26,599	629,598
Easterly Government Properties, Inc.	1,079	20,199
Empire State Realty Trust, Inc.	16,401	310,799
EPR Properties	399	28,441
Equinix, Inc.	4,338	1,570,356
Extra Space Storage, Inc.	3,079	286,255
First Industrial Realty Trust, Inc.	1,876	46,450
Goodman Group	115,043	591,178
Great Portland Estates plc	28,481	309,791
H&R Real Estate Investment Trust	10,476	169,521
Healthcare Realty Trust, Inc.	399	12,684
Host Hotels & Resorts, Inc.	52,333	805,928
Hyprop Investments Ltd.	27,652	207,510
Japan Hotel REIT Investment Corp.	213	185,234
Japan Real Estate Investment Corp.	86	504,032
Kimco Realty Corp.	28,786	811,189
Kite Realty Group Trust	3,193	85,796
Klepierre	10,291	470,721
Lamar Advertising Co., Class A	21,637	1,407,487
Land Securities Group plc	58,337	985,181
Lexington Realty Trust	5,088	48,082
Liberty Property Trust	30,152	1,125,273
Link REIT	188,000	1,155,230
Mack-Cali Realty Corp.	20,149	528,710
Mapletree Industrial Trust	180,400	210,910
Medical Properties Trust, Inc.	3,425	50,348
Merlin Properties Socimi SA	8,416	92,648
MFA Financial, Inc.	1,852	13,353
MGM Growth Properties LLC, Class A(1)	11,542	265,466
Mori Hills REIT Investment Corp.	358	536,022
New Residential Investment Corp.	1,125	15,278
Orix JREIT, Inc.	347	549,321
Outfront Media, Inc.	2,592	57,646
Physicians Realty Trust	37,518	712,467
Piedmont Office Realty Trust, Inc., Class A	29,504	591,555
ProLogis, Inc.	24,140	1,147,374
Retail Properties of America, Inc.	18,433	292,163
Rexford Industrial Realty, Inc.	690	13,731
RioCan Real Estate Investment Trust	9,633	201,497
RLJ Lodging Trust	1,008	20,654
Ryman Hospitality Properties, Inc.	15,862	778,190
Sabra Health Care REIT, Inc.	2,225	46,592
Safestore Holdings plc	43,547	220,371
Scentre Group	86,505	291,350
Segro plc	38,891	246,659

28

	Shares/ Principal Amount	Value
Simon Property Group, Inc.	16,666	$3,293,868
Sovran Self Storage, Inc.	449	48,613
STORE Capital Corp.	21,850	557,830
Summit Hotel Properties, Inc.	3,411	39,909
Sun Communities, Inc.	1,011	70,598
Sunstone Hotel Investors, Inc.	36,786	442,903
Two Harbors Investment Corp.	5,088	43,146
Unibail-Rodamco SE	3,612	972,170
Urstadt Biddle Properties, Inc., Class A	1,968	41,643
Ventas, Inc.	17,417	1,155,270
VEREIT, Inc.	88,753	851,141
Vicinity Centres	64,202	151,271
Vornado Realty Trust	8,506	812,493
Washington Real Estate Investment Trust	680	20,148
Westfield Corp.	71,873	556,863
Weyerhaeuser Co.	30,296	954,324
		39,534,296
Real Estate Management and Development — 1.2%
Ayala Land, Inc.	1,240,500	946,987
BR Malls Participacoes SA	49,660	159,413
Bumi Serpong Damai Tbk PT	462,000	61,893
Cheung Kong Property Holdings Ltd.	95,000	594,762
China Overseas Land & Investment Ltd.	252,000	757,224
China Resources Land Ltd.	132,000	315,614
City Developments Ltd.	26,500	157,603
Corp. Inmobiliaria Vesta SAB de CV	267,453	391,252
Daikyo, Inc.	28,000	42,986
Daito Trust Construction Co. Ltd.	6,900	1,002,894
Daiwa House Industry Co. Ltd.	5,600	162,688
Deutsche Wohnen AG	23,822	765,083
Fastighets AB Balder, B Shares(1)	8,284	214,118
FirstService Corp.	1,640	77,651
Grand City Properties SA	22,704	477,823
Hufvudstaden AB, A Shares	24,665	381,743
Hulic Co. Ltd.	47,400	470,426
Inmobiliaria Colonial SA(1)	779,621	615,019
Jones Lang LaSalle, Inc.	2,364	278,621
KWG Property Holding Ltd.	640,000	401,917
Longfor Properties Co. Ltd.	145,000	195,927
Marcus & Millichap, Inc.(1)	398	10,117
Mitsubishi Estate Co. Ltd.	24,000	463,702
Mitsui Fudosan Co. Ltd.	39,000	958,491
Nexity SA	6,978	376,092
Open House Co. Ltd.	10,450	279,711
Realogy Holdings Corp.(1)	18,223	597,714
Sino Land Co. Ltd.	126,000	192,954
SM Prime Holdings, Inc.	168,100	86,270
29

	Shares/ Principal Amount	Value
Sun Hung Kai Properties Ltd.	44,000	$517,531
UNITE Group plc (The)	26,083	248,008
Vonovia SE	5,132	175,900
		12,378,134
Road and Rail — 0.9%
Avis Budget Group, Inc.(1)	1,824	54,720
Canadian Pacific Railway Ltd.	5,430	702,772
Canadian Pacific Railway Ltd., New York Shares	6,516	844,409
Central Japan Railway Co.	2,900	514,083
CJ Korea Express Corp.(1)	2,665	478,528
CSX Corp.	25,073	662,679
DSV A/S	28,003	1,277,262
Go-Ahead Group plc	4,124	153,207
Heartland Express, Inc.	35,571	657,352
J.B. Hunt Transport Services, Inc.	7,584	627,349
Marten Transport Ltd.	212	4,202
Norfolk Southern Corp.	8,750	735,525
Union Pacific Corp.	22,222	1,870,870
		8,582,958
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc.	247,748	6,050,006
ARM Holdings plc	15,640	223,577
ASML Holding NV	13,175	1,310,530
Broadcom Ltd.	6,852	1,057,675
Cavium, Inc.(1)	979	48,705
Cypress Semiconductor Corp.	3,158	33,570
Disco Corp.	2,100	200,072
Exar Corp.(1)	7,618	52,031
Integrated Device Technology, Inc.(1)	2,227	52,000
Intel Corp.	120,033	3,791,842
Kulicke & Soffa Industries, Inc.(1)	6,316	78,887
Lam Research Corp.	17,184	1,423,007
M/A-COM Technology Solutions Holdings, Inc.(1)	1,800	64,800
Maxim Integrated Products, Inc.	44,305	1,681,818
Mellanox Technologies Ltd.(1)	3,250	154,050
Microsemi Corp.(1)	3,282	111,030
Monolithic Power Systems, Inc.	815	55,689
NVIDIA Corp.	2,822	131,844
NXP Semiconductors NV(1)	25,810	2,438,787
QUALCOMM, Inc.	38,176	2,096,626
Semtech Corp.(1)	2,011	47,339
SMA Solar Technology AG(1)	4,306	237,254
Synaptics, Inc.(1)	507	34,390
Taiwan Semiconductor Manufacturing Co. Ltd.	581,425	2,790,127
Teradyne, Inc.	35,136	696,044
Xilinx, Inc.	17,878	847,238
		25,708,938

30

	Shares/ Principal Amount	Value
Software — 3.3%
Activision Blizzard, Inc.	10,098	$396,448
Adobe Systems, Inc.(1)	32,292	3,212,085
Aspen Technology, Inc.(1)	1,419	54,092
BroadSoft, Inc.(1)	2,128	92,781
Cadence Design Systems, Inc.(1)	2,300	56,856
Callidus Software, Inc.(1)	5,548	102,971
CDK Global, Inc.	15,922	880,487
Citrix Systems, Inc.(1)	893	75,834
Electronic Arts, Inc.(1)	52,711	4,045,569
Ellie Mae, Inc.(1)	587	49,725
Guidewire Software, Inc.(1)	11,268	661,432
Intuit, Inc.	10,822	1,154,275
Manhattan Associates, Inc.(1)	1,639	108,059
Mentor Graphics Corp.	4,118	88,290
Microsoft Corp.	136,787	7,249,711
Mobileye NV(1)	14,100	535,377
Oracle Corp.	131,748	5,296,270
Paylocity Holding Corp.(1)	1,378	50,586
Proofpoint, Inc.(1)	614	35,993
RingCentral, Inc., Class A(1)	3,639	71,834
salesforce.com, inc.(1)	12,300	1,029,633
SecureWorks Corp., Class A(1)	4,988	68,909
ServiceNow, Inc.(1)	17,487	1,252,594
Sophos Group plc	31,044	94,421
Splunk, Inc.(1)	15,355	882,145
Symantec Corp.	87,417	1,517,559
Synchronoss Technologies, Inc.(1)	3,293	116,144
Synopsys, Inc.(1)	12,226	631,717
Tyler Technologies, Inc.(1)	6,667	1,021,984
UBISOFT Entertainment SA(1)	3,525	130,017
VMware, Inc., Class A(1)	20,690	1,252,986
		32,216,784
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	15,440	2,375,290
American Eagle Outfitters, Inc.	15,352	240,105
AutoZone, Inc.(1)	1,204	917,689
Burlington Stores, Inc.(1)	9,343	563,943
CST Brands, Inc.	18,683	708,646
Destination Maternity Corp.	1,918	10,089
Express, Inc.(1)	2,591	37,673
Foot Locker, Inc.	6,856	383,387
Gulliver International Co. Ltd.	16,700	169,059
Home Depot, Inc. (The)	11,694	1,545,011
Industria de Diseno Textil SA	34,575	1,167,946
L Brands, Inc.	5,846	400,743
Lowe's Cos., Inc.	6,530	523,249

31

	Shares/ Principal Amount	Value
MarineMax, Inc.(1)	1,589	$26,981
Michaels Cos., Inc. (The)(1)	8,205	240,488
Nitori Holdings Co. Ltd.	8,100	823,642
O'Reilly Automotive, Inc.(1)	13,444	3,554,997
Penske Automotive Group, Inc.	1,629	64,378
Ross Stores, Inc.	26,248	1,401,643
Signet Jewelers Ltd.	6,910	683,883
Tiffany & Co.	1,485	92,011
TJX Cos., Inc. (The)	25,344	1,929,185
Tractor Supply Co.	10,006	961,577
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,298	768,467
Williams-Sonoma, Inc.	10,516	557,769
		20,147,851
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc.	106,574	10,642,480
Canon, Inc.	27,800	806,372
EMC Corp.	25,623	716,163
HP, Inc.	75,752	1,013,562
NetApp, Inc.	11,849	302,505
Samsung Electronics Co. Ltd.	1,603	1,737,771
Seiko Epson Corp.	5,700	102,742
Silicon Graphics International Corp.(1)	4,361	22,939
Super Micro Computer, Inc.(1)	3,203	84,047
		15,428,581
Textiles, Apparel and Luxury Goods — 1.0%
adidas AG	8,590	1,100,565
Carter's, Inc.	9,295	934,519
Coach, Inc.	26,168	1,031,543
Culp, Inc.	1,541	42,362
Gildan Activewear, Inc.	1,557	46,389
Kering	4,440	717,065
lululemon athletica, Inc.(1)	7,758	504,503
LVMH Moet Hennessy Louis Vuitton SE	5,320	852,675
Pandora A/S	13,804	2,051,592
Ralph Lauren Corp.	3,743	353,077
Shenzhou International Group Holdings Ltd.	142,000	714,500
Skechers U.S.A., Inc., Class A(1)	1,740	54,236
Taiwan Paiho Ltd.	196,000	530,680
Under Armour, Inc., Class A(1)	12,387	467,361
Under Armour, Inc., Class C(1)	12,387	433,173
		9,834,240
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	38,524	523,156
Essent Group Ltd.(1)	48,073	1,050,876
		1,574,032
Tobacco — 0.6%
Altria Group, Inc.	45,903	2,921,267

32

	Shares/ Principal Amount	Value
Imperial Brands plc	8,243	$449,016
Philip Morris International, Inc.	23,068	2,276,350
		5,646,633
Trading Companies and Distributors — 0.6%
Ashtead Group plc	65,282	922,819
Bunzl plc	31,470	931,646
DXP Enterprises, Inc.(1)	2,077	28,829
Fastenal Co.	7,580	348,907
GMS, Inc.(1)	1,458	33,257
HD Supply Holdings, Inc.(1)	11,309	399,208
Howden Joinery Group plc	28,013	205,703
ITOCHU Corp.	29,400	369,441
MSC Industrial Direct Co., Inc., Class A	559	41,897
Rexel SA	27,810	425,309
SiteOne Landscape Supply, Inc.(1)	1,943	54,657
Titan Machinery, Inc.(1)	3,437	36,673
Travis Perkins plc	3,800	105,837
United Rentals, Inc.(1)	4,908	341,940
Wolseley plc	21,510	1,262,049
		5,508,172
Transportation Infrastructure — 0.2%
Airports of Thailand PCL	42,100	466,665
Flughafen Zuerich AG	1,200	210,423
Grupo Aeroportuario del Centro Norte Sab de CV	137,672	790,821
TAV Havalimanlari Holding AS	61,551	315,667
		1,783,576
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	1,198,000	769,298
Wireless Telecommunication Services — 0.3%
China Mobile Ltd.	113,500	1,294,097
KDDI Corp.	10,800	315,705
NTT DOCOMO, Inc.	12,800	321,228
Partner Communications Co. Ltd.(1)	26,257	140,325
Vodacom Group Ltd.	41,115	430,084
Vodafone Group plc	91,576	306,186
		2,807,625
TOTAL COMMON STOCKS (Cost $677,908,009)		796,834,836
CORPORATE BONDS — 7.5%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	$30,000	30,208
Bombardier, Inc., 5.50%, 9/15/18(2)	110,000	108,350
Bombardier, Inc., 4.75%, 4/15/19(2)	60,000	57,150
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	106,875
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	26,025
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	48,675
KLX, Inc., 5.875%, 12/1/22(2)	70,000	68,731

33

		Shares/ Principal Amount	Value
Lockheed Martin Corp., 4.25%, 11/15/19		$90,000	$98,098
Lockheed Martin Corp., 3.55%, 1/15/26		20,000	21,261
TransDigm, Inc., 5.50%, 10/15/20		90,000	92,588
TransDigm, Inc., 6.00%, 7/15/22		130,000	132,925
TransDigm, Inc., 6.375%, 6/15/26(2)(4)		50,000	50,125
United Technologies Corp., 6.05%, 6/1/36		66,000	85,004
			926,015
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)		70,000	67,550
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		175,000	170,406
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		75,000	79,219
Dana Holding Corp., 6.75%, 2/15/21		65,000	67,284
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		135,000	145,294
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		65,000	66,788
Schaeffler Finance BV, 4.25%, 5/15/21(2)		135,000	137,362
ZF North America Capital, Inc., 4.50%, 4/29/22(2)		65,000	65,601
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		110,000	110,413
			671,961
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(2)		30,000	30,114
American Honda Finance Corp., 2.125%, 10/10/18		50,000	50,877
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		50,000	50,236
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		200,000	202,500
Ford Motor Co., 4.75%, 1/15/43		30,000	30,734
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		20,000	21,166
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		130,000	147,994
General Motors Co., 5.00%, 4/1/35		30,000	29,383
General Motors Financial Co., Inc., 3.25%, 5/15/18		30,000	30,582
General Motors Financial Co., Inc., 3.10%, 1/15/19		90,000	91,735
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	64,679
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)		80,000	81,100
			831,100
Banks — 0.6%
Bank of America Corp., 6.50%, 8/1/16		10,000	10,088
Bank of America Corp., 5.75%, 12/1/17		30,000	31,747
Bank of America Corp., 5.70%, 1/24/22		105,000	120,293
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	31,627
Bank of America Corp., MTN, 4.20%, 8/26/24		80,000	81,833
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	70,262
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	44,889
Bank of America N.A., 5.30%, 3/15/17		510,000	525,708
Bank of Nova Scotia (The), 1.10%, 12/13/16		100,000	100,101
Bank of Nova Scotia (The), VRN, 1.05%, 6/13/16		100,000	100,118
Barclays Bank plc, 7.625%, 11/21/22		100,000	109,312
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	100,000	130,452

34

		Shares/ Principal Amount	Value
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	$68,116
BB&T Corp., MTN, 2.05%, 6/19/18		$40,000	40,437
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	113,734
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	31,501
Capital One Financial Corp., 4.20%, 10/29/25		75,000	76,773
CGG SA, 6.50%, 6/1/21		35,000	15,050
Citigroup, Inc., 1.75%, 5/1/18		160,000	160,104
Citigroup, Inc., 4.50%, 1/14/22		110,000	119,983
Citigroup, Inc., 4.05%, 7/30/22		30,000	31,315
Citigroup, Inc., 4.45%, 9/29/27		220,000	223,531
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	160,192
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$50,000	53,931
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	113,897
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	113,000	145,518
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	75,012
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	208,384
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	288,403
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	42,304
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	119,660
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	120,098
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$150,000	142,375
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	32,975
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	41,195
JPMorgan Chase & Co., 3.875%, 9/10/24		110,000	112,461
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	110,994
KeyCorp, MTN, 2.30%, 12/13/18		80,000	80,767
KFW, 3.875%, 1/21/19	EUR	80,000	99,141
KFW, MTN, 4.625%, 1/4/23	EUR	80,000	117,203
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	36,581
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$170,000	187,425
Royal Bank of Canada, MTN, VRN, 1.10%, 6/9/16		133,000	133,152
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,530
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	100,000	111,852
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$200,000	193,500
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	108,580
U.S. Bancorp, MTN, 3.00%, 3/15/22		$50,000	52,302
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	115,850
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,468
Wells Fargo & Co., 3.00%, 4/22/26		140,000	140,128
Wells Fargo & Co., MTN, 2.10%, 5/8/17		10,000	10,088
Wells Fargo & Co., MTN, 2.60%, 7/22/20		90,000	91,836
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	73,894
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	37,305
			5,758,975

35

		Shares/ Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		$70,000	$72,011
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		60,000	62,426
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	145,228
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		110,000	109,650
			389,315
Biotechnology — 0.1%
AbbVie, Inc., 1.75%, 11/6/17		60,000	60,149
AbbVie, Inc., 2.90%, 11/6/22		70,000	70,418
AbbVie, Inc., 3.60%, 5/14/25		20,000	20,532
AbbVie, Inc., 4.40%, 11/6/42		80,000	79,141
AbbVie, Inc., 4.45%, 5/14/46		10,000	9,920
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		60,000	53,100
Amgen, Inc., 4.10%, 6/15/21		40,000	43,275
Amgen, Inc., 5.375%, 5/15/43		70,000	79,420
Biogen, Inc., 3.625%, 9/15/22		70,000	73,040
Celgene Corp., 3.25%, 8/15/22		50,000	51,151
Celgene Corp., 3.625%, 5/15/24		50,000	51,458
Celgene Corp., 3.875%, 8/15/25		40,000	41,862
Concordia Healthcare Corp., 9.50%, 10/21/22(2)		60,000	60,150
Concordia Healthcare Corp., 7.00%, 4/15/23(2)		65,000	60,694
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	44,330
Gilead Sciences, Inc., 3.65%, 3/1/26		90,000	94,896
			893,536
Building Products†
Masco Corp., 5.95%, 3/15/22		115,000	129,019
Masco Corp., 4.45%, 4/1/25		60,000	62,550
			191,569
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	100,000	141,821
Ameriprise Financial, Inc., 4.00%, 10/15/23		$50,000	53,529
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		205,000	242,392
Jefferies Group LLC, 5.125%, 4/13/18		70,000	72,836
			510,578
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		195,000	197,993
Blue Cube Spinco, Inc., 9.75%, 10/15/23(2)		110,000	127,600
Chemours Co. (The), 6.625%, 5/15/23		100,000	90,250
Dow Chemical Co. (The), 4.25%, 11/15/20		44,000	47,780
Eastman Chemical Co., 2.70%, 1/15/20		60,000	61,027
Ecolab, Inc., 4.35%, 12/8/21		30,000	33,322
Hexion, Inc., 8.875%, 2/1/18		175,000	147,437
Huntsman International LLC, 5.125%, 11/15/22		60,000	60,750
LyondellBasell Industries NV, 4.625%, 2/26/55		20,000	17,909
Mosaic Co. (The), 5.625%, 11/15/43		40,000	42,306
Platform Specialty Products Corp., 6.50%, 2/1/22(2)		50,000	44,625
Tronox Finance LLC, 6.375%, 8/15/20		75,000	58,125

36

	Shares/ Principal Amount	Value
WR Grace & Co-Conn, 5.125%, 10/1/21(2)	$110,000	$114,331
		1,043,455
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,838
ADT Corp. (The), 6.25%, 10/15/21	100,000	105,250
Clean Harbors, Inc., 5.25%, 8/1/20	50,000	51,187
Covanta Holding Corp., 5.875%, 3/1/24	145,000	145,000
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	100,875
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	155,775
Pitney Bowes, Inc., 4.625%, 3/15/24	36,000	37,288
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	90,000	94,275
Republic Services, Inc., 3.55%, 6/1/22	100,000	105,679
Waste Management, Inc., 4.10%, 3/1/45	40,000	41,628
		868,795
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	100,000	106,500
Avaya, Inc., 7.00%, 4/1/19(2)	85,000	62,050
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	35,000	36,456
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	66,137
Nokia Oyj, 5.375%, 5/15/19	50,000	53,488
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	190,000	196,175
		520,806
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,000
SBA Communications Corp., 4.875%, 7/15/22	125,000	125,781
		177,781
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	89,750
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	71,000	74,905
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	80,000	87,400
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	51,844
Owens Corning, 4.20%, 12/15/22	50,000	51,611
Standard Industries, Inc., 6.00%, 10/15/25(2)	60,000	64,050
USG Corp., 5.875%, 11/1/21(2)	25,000	26,359
USG Corp., 5.50%, 3/1/25(2)	135,000	143,944
		589,863
Consumer Discretionary†
Newell Brands, Inc., 4.20%, 4/1/26	30,000	31,738
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	76,875
		108,613
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	50,066
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,060
American Express Credit Corp., 2.60%, 9/14/20	30,000	30,656
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	40,003

37

	Shares/ Principal Amount	Value
CIT Group, Inc., 5.00%, 8/15/22	$270,000	$277,087
CIT Group, Inc., 5.00%, 8/1/23	125,000	127,813
Equifax, Inc., 3.30%, 12/15/22	60,000	62,246
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	73,500
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	29,181
Navient Corp., 5.00%, 10/26/20	65,000	60,938
Navient Corp., 5.50%, 1/25/23	300,000	260,625
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(2)	75,000	76,031
PNC Bank N.A., 6.00%, 12/7/17	230,000	244,426
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	24,844
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	183,750
Synchrony Financial, 2.60%, 1/15/19	30,000	30,217
Synchrony Financial, 3.00%, 8/15/19	10,000	10,118
		1,651,561
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	100,000	102,213
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(2)	120,000	125,910
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)	150,000	151,875
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(2)	40,000	39,600
Ball Corp., 5.00%, 3/15/22	115,000	120,750
Ball Corp., 4.00%, 11/15/23	140,000	137,550
Ball Corp., 5.25%, 7/1/25	35,000	36,575
Berry Plastics Corp., 5.50%, 5/15/22	135,000	139,050
Berry Plastics Corp., 5.125%, 7/15/23	100,000	101,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(2)	150,000	150,371
BWAY Holding Co., 9.125%, 8/15/21(2)	170,000	164,475
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	190,000	192,375
Novelis, Inc., 8.375%, 12/15/17	70,000	71,663
Novelis, Inc., 8.75%, 12/15/20	105,000	109,462
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)	70,000	74,331
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	100,000	103,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	90,000	93,650
Sealed Air Corp., 5.125%, 12/1/24(2)	155,000	160,037
WestRock RKT Co., 3.50%, 3/1/20	50,000	51,362
		2,125,624
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	40,338
Service Corp. International / US, 5.375%, 1/15/22	75,000	78,656
		118,994
Diversified Financial Services — 0.4%
Ally Financial, Inc., 6.25%, 12/1/17	100,000	104,500

38

		Shares/ Principal Amount	Value
Ally Financial, Inc., 3.60%, 5/21/18		$70,000	$70,665
Ally Financial, Inc., 4.75%, 9/10/18		150,000	154,500
Ally Financial, Inc., 8.00%, 3/15/20		141,000	161,092
Ally Financial, Inc., 4.625%, 3/30/25		155,000	155,194
Ally Financial, Inc., 5.75%, 11/20/25		60,000	60,975
Ally Financial, Inc., 8.00%, 11/1/31		70,000	82,600
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	100,000	112,425
Credit Agricole SA, 2.625%, 3/17/27	EUR	100,000	111,135
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	91,303
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$110,000	111,325
Deutsche Bank AG, 4.50%, 4/1/25		65,000	60,409
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	180,000	181,834
DFC Finance Corp., 10.50%, 6/15/20(2)		$35,000	22,138
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		170,000	171,897
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		200,000	204,465
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	20,282
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	81,164
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	57,375
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		80,000	84,486
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		40,000	40,815
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	109,784
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		30,000	32,132
HSBC Holdings plc, 5.10%, 4/5/21		70,000	76,887
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	150,000	173,226
HUB International Ltd., 7.875%, 10/1/21(2)		$75,000	73,687
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	87,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	73,800
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	66,150
Morgan Stanley, 2.50%, 4/21/21		30,000	29,952
Morgan Stanley, 5.00%, 11/24/25		152,000	165,205
Morgan Stanley, MTN, 6.625%, 4/1/18		110,000	119,556
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	277,043
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,700
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	60,943
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	268,087
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		$100,000	101,750
			3,877,006
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		70,000	77,202
AT&T, Inc., 3.60%, 2/17/23		80,000	82,190
AT&T, Inc., 4.45%, 4/1/24		50,000	53,590
AT&T, Inc., 3.40%, 5/15/25		70,000	70,005
AT&T, Inc., 6.55%, 2/15/39		91,000	109,704

39

		Shares/ Principal Amount	Value
AT&T, Inc., 4.30%, 12/15/42		$60,000	$56,301
British Telecommunications plc, 5.95%, 1/15/18		70,000	75,037
CenturyLink, Inc., 5.625%, 4/1/20		200,000	205,750
CenturyLink, Inc., 7.65%, 3/15/42		100,000	82,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		170,000	171,574
Frontier Communications Corp., 7.125%, 3/15/19		205,000	218,838
Frontier Communications Corp., 10.50%, 9/15/22(2)		50,000	52,188
Frontier Communications Corp., 7.125%, 1/15/23		195,000	174,525
Frontier Communications Corp., 6.875%, 1/15/25		140,000	116,725
Frontier Communications Corp., 11.00%, 9/15/25(2)		310,000	316,587
Hughes Satellite Systems Corp., 6.50%, 6/15/19		90,000	96,863
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	44,375
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		305,000	228,750
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	122,938
Level 3 Financing, Inc., 5.375%, 5/1/25		55,000	56,180
Orange SA, 4.125%, 9/14/21		70,000	76,656
SoftBank Group Corp., 4.50%, 4/15/20(2)		140,000	144,900
Sprint Capital Corp., 8.75%, 3/15/32		100,000	81,250
Telecom Italia Capital SA, 6.375%, 11/15/33		100,000	99,750
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	130,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		10,000	11,274
Verizon Communications, Inc., 3.65%, 9/14/18		138,000	144,823
Verizon Communications, Inc., 3.50%, 11/1/21		50,000	52,902
Verizon Communications, Inc., 5.15%, 9/15/23		130,000	149,504
Verizon Communications, Inc., 5.05%, 3/15/34		170,000	185,747
Verizon Communications, Inc., 4.75%, 11/1/41		40,000	41,358
Verizon Communications, Inc., 4.86%, 8/21/46		33,000	35,297
Verizon Communications, Inc., 5.01%, 8/21/54		49,000	50,863
Virgin Media Finance plc, 5.75%, 1/15/25(2)		200,000	200,250
Windstream Services LLC, 7.75%, 10/15/20		115,000	108,100
Windstream Services LLC, 6.375%, 8/1/23		95,000	73,566
			3,998,437
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		240,000	238,200
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,564
			354,764
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26		$10,000	10,144
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		50,000	17,625
Ensco plc, 4.70%, 3/15/21		120,000	94,350
FTS International, Inc., 6.25%, 5/1/22		120,000	36,600
Halliburton Co., 3.80%, 11/15/25		60,000	60,751
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		140,000	81,900
Pacific Drilling SA, 5.375%, 6/1/20(2)		115,000	38,238
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(3)		90,000	24,975

40

		Shares/ Principal Amount	Value
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)		$100,000	$76,000
Precision Drilling Corp., 6.50%, 12/15/21		100,000	86,000
Precision Drilling Corp., 5.25%, 11/15/24		105,000	83,212
SESI LLC, 6.375%, 5/1/19		50,000	47,250
Transocean, Inc., 3.75%, 10/15/17		105,000	102,900
Transocean, Inc., 6.00%, 3/15/18		90,000	87,750
Transocean, Inc., 6.50%, 11/15/20		65,000	50,537
Transocean, Inc., 7.125%, 12/15/21		140,000	103,950
Weatherford International Ltd., 9.625%, 3/1/19		65,000	64,350
Weatherford International Ltd., 5.125%, 9/15/20		100,000	81,500
Weatherford International Ltd., 4.50%, 4/15/22		110,000	85,800
			1,223,688
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)		215,000	218,225
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		60,000	65,250
			283,475
Food and Staples Retailing — 0.1%
Albertson's Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(2)		27,000	30,976
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	37,700
CVS Health Corp., 3.50%, 7/20/22		50,000	52,825
CVS Health Corp., 5.125%, 7/20/45		30,000	34,966
Delhaize Group, 5.70%, 10/1/40		30,000	33,517
Dollar General Corp., 3.25%, 4/15/23		50,000	50,493
Dollar Tree, Inc., 5.75%, 3/1/23(2)		60,000	63,675
Horizon Pharma Financing, Inc., 6.625%, 5/1/23		75,000	69,750
Kroger Co. (The), 3.30%, 1/15/21		70,000	73,663
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	69,000
Sysco Corp., 3.30%, 7/15/26		30,000	30,514
Target Corp., 2.50%, 4/15/26		30,000	29,883
Tesco plc, 6.15%, 11/15/37(2)		75,000	70,335
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	95,208
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	20,475
Wal-Mart Stores, Inc., 4.30%, 4/22/44		20,000	22,055
			785,035
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	72,261
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	72,450
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		135,000	129,600
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)		70,000	74,694
Kraft Heinz Foods Co., 5.00%, 6/4/42		30,000	32,769
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)		30,000	33,797
Kraft Heinz Foods Co., 4.375%, 6/1/46(2)		10,000	10,059
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		215,000	217,823
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		100,000	102,500
Post Holdings, Inc., 7.375%, 2/15/22		150,000	159,000

41

	Shares/ Principal Amount	Value
Smithfield Foods, Inc., 6.625%, 8/15/22	$75,000	$79,125
Tyson Foods, Inc., 4.50%, 6/15/22	50,000	55,003
		1,039,081
Gas Utilities — 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	68,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(2)	40,000	37,600
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	95,272
Enbridge, Inc., 4.50%, 6/10/44	40,000	33,570
Energy Transfer Equity LP, 5.875%, 1/15/24	160,000	147,600
Energy Transfer Partners LP, 4.15%, 10/1/20	70,000	69,091
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	30,483
Energy Transfer Partners LP, 3.60%, 2/1/23	60,000	54,772
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	38,725
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	128,818
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	95,000	90,725
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	117,325
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	50,000	54,335
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	87,866
Kinder Morgan, Inc., 4.30%, 6/1/25	20,000	19,614
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	40,416
MPLX LP, 4.875%, 12/1/24(2)	175,000	165,632
MPLX LP, 4.875%, 6/1/25(2)	90,000	85,281
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	105,500
NuStar Logistics LP, 4.75%, 2/1/22	40,000	36,800
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	84,586
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	122,356
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	180,000	184,050
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	128,437
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	265,000	268,975
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	140,000	140,525
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	103,042
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	40,000	41,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	52,868
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	90,000	81,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	50,000	52,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	85,000	88,187
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	58,216
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	42,375
Williams Cos., Inc. (The), 4.55%, 6/24/24	140,000	122,850

42

	Shares/ Principal Amount	Value
Williams Cos., Inc. (The), 5.75%, 6/24/44	$30,000	$24,600
Williams Partners LP, 5.10%, 9/15/45	30,000	24,298
		3,127,290
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	100,000	100,750
Alere, Inc., 6.375%, 7/1/23(2)	135,000	141,412
Becton Dickinson and Co., 3.73%, 12/15/24	70,000	74,319
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	40,938
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	63,175
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	200,500
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	46,000
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	140,887
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	99,750
Medtronic, Inc., 2.50%, 3/15/20	40,000	41,142
Medtronic, Inc., 3.50%, 3/15/25	80,000	85,293
Medtronic, Inc., 4.375%, 3/15/35	50,000	54,415
St. Jude Medical, Inc., 2.00%, 9/15/18	20,000	20,159
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	30,417
		1,139,157
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	136,350
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,488
Aetna, Inc., 2.75%, 11/15/22	60,000	59,991
Amsurg Corp., 5.625%, 7/15/22	90,000	91,688
Ascension Health, 3.95%, 11/15/46	10,000	10,303
Centene Corp., 6.125%, 2/15/24(2)	115,000	121,397
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	148,875
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	51,288
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	35,131
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	135,000	116,693
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	159,414
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	105,000	104,344
Express Scripts, Inc., 7.25%, 6/15/19	90,000	103,324
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	50,000	55,250
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	100,000	104,375
HCA, Inc., 3.75%, 3/15/19	120,000	123,900
HCA, Inc., 4.25%, 10/15/19	125,000	129,844
HCA, Inc., 7.50%, 2/15/22	215,000	244,294
HCA, Inc., 4.75%, 5/1/23	180,000	184,050
HCA, Inc., 5.375%, 2/1/25	270,000	274,387
HealthSouth Corp., 5.75%, 11/1/24	95,000	96,781
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	212,300
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	97,232

43

	Shares/ Principal Amount	Value
Kindred Healthcare, Inc., 8.00%, 1/15/20	$135,000	$135,506
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	54,225
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	78,188
Mylan NV, 3.95%, 6/15/26(4)	40,000	39,692
NYU Hospitals Center, 4.43%, 7/1/42	30,000	31,413
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	155,200
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	102,437
Tenet Healthcare Corp., 8.125%, 4/1/22	285,000	288,206
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	212,344
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	82,645
UnitedHealth Group, Inc., 3.75%, 7/15/25	30,000	32,340
		3,944,895
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	150,000	155,812
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	76,889
Boyd Gaming Corp., 6.875%, 5/15/23	141,000	148,544
Boyd Gaming Corp., 6.375%, 4/1/26(2)	75,000	77,625
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	60,750
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	105,875
Eldorado Resorts, Inc., 7.00%, 8/1/23	130,000	136,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	225,000	234,562
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	155,000	160,666
International Game Technology plc, 6.25%, 2/15/22(2)	240,000	245,400
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	31,224
MGM Resorts International, 5.25%, 3/31/20	140,000	145,600
MGM Resorts International, 6.00%, 3/15/23	210,000	219,975
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	84,400
Scientific Games International, Inc., 6.25%, 9/1/20	40,000	24,400
Scientific Games International, Inc., 7.00%, 1/1/22(2)	160,000	162,400
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	85,575
Station Casinos LLC, 7.50%, 3/1/21	200,000	210,880
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	130,000	126,100
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	48,438
		2,541,615
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	95,000	78,850
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	119,687
CalAtlantic Group, Inc., 8.375%, 5/15/18	100,000	111,000
Century Communities, Inc., 6.875%, 5/15/22	30,000	29,175
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	165,000	115,500
KB Home, 4.75%, 5/15/19	35,000	35,088
KB Home, 7.00%, 12/15/21	55,000	55,825

44

		Shares/ Principal Amount	Value
Lennar Corp., 4.75%, 5/30/25		$10,000	$9,850
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		100,000	101,000
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)		175,000	172,375
Toll Brothers Finance Corp., 4.00%, 12/31/18		100,000	104,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		100,000	100,250
WCI Communities, Inc., 6.875%, 8/15/21		160,000	161,200
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	130,625
			1,324,425
Household Products†
Energizer Holdings, Inc, 5.50%, 6/15/25(2)		65,000	64,188
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	139,182
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	42,000
			245,370
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)		80,000	32,800
General Electric Co., 4.125%, 10/9/42		90,000	95,513
General Electric Co., MTN, 5.625%, 9/15/17		212,000	224,246
General Electric Co., MTN, 4.375%, 9/16/20		220,000	243,088
HD Supply, Inc., 7.50%, 7/15/20		135,000	142,763
HD Supply, Inc., 5.25%, 12/15/21(2)		100,000	105,625
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	51,696
Jack Cooper Holdings Corp., 10.25%, 6/1/20(2)		20,000	13,300
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		253,000	242,564
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(2)		60,000	55,350
			1,206,945
Insurance — 0.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		100,000	103,250
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		150,000	154,312
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	128,336
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$30,000	30,891
American International Group, Inc., 4.125%, 2/15/24		90,000	93,780
American International Group, Inc., 4.50%, 7/16/44		40,000	38,214
American International Group, Inc., MTN, 5.85%, 1/16/18		120,000	128,038
AXA SA, 7.125%, 12/15/20	GBP	20,000	34,954
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$70,000	77,340
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		8,000	8,426
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	30,773
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	55,686
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	72,079
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	31,497
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	200,000	213,495
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	106,815

45

	Shares/ Principal Amount	Value
Genworth Holdings, Inc., 7.625%, 9/24/21	$35,000	$29,488
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16	135,000	45,900
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	20,000	23,025
International Lease Finance Corp., 3.875%, 4/15/18	80,000	81,400
International Lease Finance Corp., 6.25%, 5/15/19	125,000	135,312
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	60,000	58,840
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	175,000	151,812
Lincoln National Corp., 6.25%, 2/15/20	40,000	44,768
Markel Corp., 4.90%, 7/1/22	70,000	76,205
Markel Corp., 3.625%, 3/30/23	20,000	20,219
MetLife, Inc., 4.125%, 8/13/42	30,000	29,155
MetLife, Inc., 4.875%, 11/13/43	30,000	32,603
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,845
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	67,104
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	70,000	79,201
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	40,000	41,244
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	45,755
Travelers Cos., Inc. (The), 4.30%, 8/25/45	20,000	21,661
Voya Financial, Inc., 5.50%, 7/15/22	30,000	33,539
Voya Financial, Inc., 5.70%, 7/15/43	50,000	57,045
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	117,506
WR Berkley Corp., 4.625%, 3/15/22	40,000	42,876
WR Berkley Corp., 4.75%, 8/1/44	30,000	29,793
		2,603,182
Internet Software and Services†
Equinix, Inc., 5.375%, 4/1/23	70,000	72,363
Match Group, Inc., 6.75%, 12/15/22(2)	80,000	83,200
Netflix, Inc., 5.375%, 2/1/21	40,000	42,800
Netflix, Inc., 5.75%, 3/1/24	100,000	105,000
VeriSign, Inc., 4.625%, 5/1/23	40,000	40,700
VeriSign, Inc., 5.25%, 4/1/25	40,000	40,900
		384,963
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	65,000	65,487
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	92,925
Fidelity National Information Services, Inc., 4.50%, 10/15/22	50,000	53,674
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	40,514
First Data Corp., 7.00%, 12/1/23(2)	200,000	203,500
First Data Corp., 5.00%, 1/15/24(2)	100,000	100,312
First Data Corp., 5.75%, 1/15/24(2)	220,000	220,825
Xerox Corp., 2.95%, 3/15/17	30,000	30,186
		807,423
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	68,379
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	27,703

46

	Shares/ Principal Amount	Value
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	$40,000	$45,245
		141,327
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	170,000	182,750
Navistar International Corp., 8.25%, 11/1/21	50,000	35,635
		218,385
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	205,150
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	130,816
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	31,783
Altice Financing SA, 6.625%, 2/15/23(2)	210,000	210,787
Altice Financing SA, 7.50%, 5/15/26(2)	50,000	50,063
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	108,387
Altice Luxembourg SA, 7.75%, 5/15/22(2)	105,000	107,953
Altice Luxembourg SA, 7.625%, 2/15/25(2)	90,000	89,325
Altice US Finance I Corp., 5.375%, 7/15/23(2)	50,000	51,082
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	51,125
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	99,750
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	134,250
CBS Corp., 3.50%, 1/15/25	50,000	51,298
CBS Corp., 4.85%, 7/1/42	30,000	29,788
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	300,000	309,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	172,550
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	70,000	71,925
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	80,000	76,800
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	170,000	182,504
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,650
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	212,300
Comcast Corp., 6.40%, 5/15/38	100,000	133,579
Comcast Corp., 4.75%, 3/1/44	30,000	33,533
CSC Holdings LLC, 6.75%, 11/15/21	120,000	123,660
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	21,750
Discovery Communications LLC, 5.625%, 8/15/19	50,000	54,757
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,056
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,737
DISH DBS Corp., 6.75%, 6/1/21	200,000	207,660
DISH DBS Corp., 5.00%, 3/15/23	130,000	118,625
DISH DBS Corp., 5.875%, 11/15/24	80,000	74,450
Gray Television, Inc., 7.50%, 10/1/20	75,000	78,750
iHeartCommunications, Inc., 10.00%, 1/15/18	85,000	46,963
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	101,250
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,469

47

	Shares/ Principal Amount	Value
Lamar Media Corp., 5.875%, 2/1/22	$115,000	$120,750
Lamar Media Corp., 5.00%, 5/1/23	90,000	93,825
McClatchy Co. (The), 9.00%, 12/15/22	35,000	33,425
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,503
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	51,343
Neptune Finco Corp., 10.125%, 1/15/23(2)	45,000	50,288
Neptune Finco Corp., 10.875%, 10/15/25(2)	45,000	51,300
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	75,000	76,969
Numericable-SFR SA, 6.00%, 5/15/22(2)	300,000	299,775
Numericable-SFR SA, 7.375%, 5/1/26(2)	140,000	141,137
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,514
Omnicom Group, Inc., 3.60%, 4/15/26	60,000	61,648
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,500
RR Donnelley & Sons Co., 6.00%, 4/1/24	130,000	116,350
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	103,875
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	82,700
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	131,094
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	55,344
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	134,712
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	38,176
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	30,316
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	26,829
Time Warner, Inc., 3.60%, 7/15/25	30,000	31,174
Time Warner, Inc., 7.70%, 5/1/32	105,000	140,434
Time Warner, Inc., 5.35%, 12/15/43	30,000	32,949
Unitymedia GmbH, 6.125%, 1/15/25(2)	90,000	92,813
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(2)	35,000	35,350
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	169,150
UPCB Finance IV Ltd., 5.375%, 1/15/25(2)	125,000	128,034
Viacom, Inc., 3.125%, 6/15/22	10,000	9,805
Viacom, Inc., 4.25%, 9/1/23	55,000	56,278
Videotron Ltd., 5.00%, 7/15/22	75,000	78,234
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	150,000	150,750
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	61,172
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	32,750
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	165,000	156,956
WMG Acquisition Corp., 5.625%, 4/15/22(2)	160,000	163,800
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	84,469
		6,710,866
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	80,000	64,600
Alcoa, Inc., 5.40%, 4/15/21	45,000	46,744
Alcoa, Inc., 5.125%, 10/1/24	135,000	130,908
Aleris International, Inc., 9.50%, 4/1/21(2)	40,000	41,200
Allegheny Technologies, Inc., 5.95%, 1/15/21	65,000	53,137
48

		Shares/ Principal Amount	Value
ArcelorMittal, 6.50%, 3/1/21		$75,000	$78,000
ArcelorMittal, 6.125%, 6/1/25		25,000	24,500
ArcelorMittal, 7.75%, 3/1/41		140,000	129,500
Barrick North America Finance LLC, 4.40%, 5/30/21		14,000	14,673
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	29,401
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)		100,000	96,250
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)		45,000	36,225
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		160,000	123,200
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(2)		115,000	123,769
Freeport-McMoRan, Inc., 3.55%, 3/1/22		70,000	59,150
Freeport-McMoRan, Inc., 3.875%, 3/15/23		4,000	3,310
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		50,000	48,176
HudBay Minerals, Inc., 9.50%, 10/1/20		70,000	58,450
Kinross Gold Corp., 5.125%, 9/1/21		25,000	24,396
Lundin Mining Corp., 7.875%, 11/1/22(2)		70,000	72,275
New Gold, Inc., 6.25%, 11/15/22(2)		35,000	33,337
Southern Copper Corp., 5.25%, 11/8/42		20,000	16,565
Steel Dynamics, Inc., 6.125%, 8/15/19		20,000	20,800
Steel Dynamics, Inc., 5.25%, 4/15/23		115,000	118,542
Teck Resources Ltd., 2.50%, 2/1/18		110,000	111,375
Teck Resources Ltd., 4.75%, 1/15/22		165,000	134,475
Teck Resources Ltd., 6.25%, 7/15/41		40,000	28,400
United States Steel Corp., 7.375%, 4/1/20		19,000	16,578
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	30,028
			1,767,964
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		50,000	52,819
Calpine Corp., 5.375%, 1/15/23		150,000	147,328
Calpine Corp., 5.75%, 1/15/25		250,000	242,813
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		10,000	9,687
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		40,000	40,876
Constellation Energy Group, Inc., 5.15%, 12/1/20		70,000	77,640
Consumers Energy Co., 2.85%, 5/15/22		20,000	20,533
Consumers Energy Co., 3.375%, 8/15/23		70,000	74,121
Dominion Resources, Inc., 6.40%, 6/15/18		120,000	130,722
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,931
Dominion Resources, Inc., 3.625%, 12/1/24		50,000	51,131
Dominion Resources, Inc., 4.90%, 8/1/41		30,000	31,650
Duke Energy Florida LLC, 6.35%, 9/15/37		51,000	70,065
Duke Energy Florida LLC, 3.85%, 11/15/42		40,000	40,856
Duke Energy Progress, LLC, 4.15%, 12/1/44		40,000	42,690
Dynegy, Inc., 7.375%, 11/1/22		280,000	272,300
Dynegy, Inc., 7.625%, 11/1/24		60,000	57,900
Edison International, 3.75%, 9/15/17		40,000	41,179
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	121,637
Exelon Corp., 4.45%, 4/15/46		$20,000	20,301
Exelon Generation Co. LLC, 4.25%, 6/15/22		40,000	42,064
Exelon Generation Co. LLC, 5.60%, 6/15/42		30,000	30,637

49

		Shares/ Principal Amount	Value
FirstEnergy Corp., 4.25%, 3/15/23		$70,000	$72,356
GenOn Energy, Inc., 9.50%, 10/15/18		165,000	130,763
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	57,800
Georgia Power Co., 4.30%, 3/15/42		30,000	32,134
Nisource Finance Corp., 5.65%, 2/1/45		40,000	48,754
NRG Energy, Inc., 7.625%, 1/15/18		38,000	41,135
NRG Energy, Inc., 6.25%, 7/15/22		50,000	49,359
NRG Energy, Inc., 6.25%, 5/1/24		155,000	151,464
Potomac Electric Power Co., 3.60%, 3/15/24		40,000	42,816
Progress Energy, Inc., 3.15%, 4/1/22		40,000	40,994
RWE AG, 3.50%, 4/21/25	EUR	40,000	34,168
Sempra Energy, 6.50%, 6/1/16		$40,000	40,000
Sempra Energy, 2.875%, 10/1/22		70,000	70,546
Southern Power Co., 5.15%, 9/15/41		20,000	20,934
Talen Energy Supply LLC, 4.625%, 7/15/19(2)		130,000	120,250
Talen Energy Supply LLC, 6.50%, 6/1/25		95,000	83,838
Virginia Electric and Power Co., 4.45%, 2/15/44		20,000	21,811
Xcel Energy, Inc., 4.80%, 9/15/41		20,000	22,189
			2,710,191
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		70,000	28,700
J.C. Penney Corp., Inc., 5.65%, 6/1/20		70,000	65,100
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		80,000	73,785
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		60,000	45,900
			213,485
Oil, Gas and Consumable Fuels — 0.5%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		160,000	166,200
Anadarko Petroleum Corp., 5.55%, 3/15/26		30,000	32,037
Anadarko Petroleum Corp., 6.45%, 9/15/36		40,000	43,014
Antero Resources Corp., 5.125%, 12/1/22		170,000	163,625
Antero Resources Corp., 5.625%, 6/1/23		35,000	34,300
Apache Corp., 4.75%, 4/15/43		30,000	28,839
California Resources Corp., 8.00%, 12/15/22(2)		181,000	131,904
California Resources Corp., 6.00%, 11/15/24		46,000	25,012
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		70,000	47,250
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100,000	100,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	68,425
Cenovus Energy, Inc., 6.75%, 11/15/39		100,000	96,250
Chesapeake Energy Corp., 8.00%, 12/15/22(2)		205,000	165,281
Chevron Corp., 2.10%, 5/16/21		50,000	50,008
Cimarex Energy Co., 4.375%, 6/1/24		50,000	51,023
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		50,000	51,953
Comstock Resources, Inc., 10.00%, 3/15/20(2)		65,000	48,100
Concho Resources, Inc., 6.50%, 1/15/22		30,000	31,125
Concho Resources, Inc., 5.50%, 10/1/22		50,000	50,250

50

	Shares/ Principal Amount	Value
Concho Resources, Inc., 5.50%, 4/1/23	$195,000	$195,975
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	36,093
CONSOL Energy, Inc., 5.875%, 4/15/22	90,000	73,800
Continental Resources, Inc., 5.00%, 9/15/22	165,000	156,750
Continental Resources, Inc., 3.80%, 6/1/24	30,000	26,325
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	85,000
Ecopetrol SA, 4.125%, 1/16/25	30,000	26,362
EOG Resources, Inc., 5.625%, 6/1/19	120,000	131,482
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,634
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	150,000	97,875
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	80,928
Exxon Mobil Corp., 3.04%, 3/1/26	40,000	41,178
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	210,000	198,450
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(2)	105,000	97,387
Halcon Resources Corp., 8.625%, 2/1/20(2)	65,000	61,750
Halcon Resources Corp., 12.00%, 2/15/22(2)	33,000	30,772
Hess Corp., 6.00%, 1/15/40	40,000	39,819
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	67,900
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	76,200
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	116,250
Newfield Exploration Co., 5.75%, 1/30/22	70,000	70,875
Newfield Exploration Co., 5.625%, 7/1/24	88,000	88,000
Noble Energy, Inc., 4.15%, 12/15/21	60,000	61,414
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	115,625
Petrobras Global Finance BV, 8.375%, 5/23/21	40,000	39,688
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	85,110
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,038
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	27,375
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	29,452
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	50,412
Phillips 66, 4.30%, 4/1/22	70,000	75,039
QEP Resources, Inc., 5.375%, 10/1/22	150,000	140,250
Range Resources Corp., 5.00%, 8/15/22	155,000	146,281
Rice Energy, Inc., 6.25%, 5/1/22	50,000	49,500
Sanchez Energy Corp., 6.125%, 1/15/23	40,000	29,000
SandRidge Energy, Inc., 8.75%, 6/1/20(2)(3)	60,000	24,000
Shell International Finance BV, 2.375%, 8/21/22	80,000	80,618
Shell International Finance BV, 3.625%, 8/21/42	30,000	27,736
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,178
Shell International Finance BV, VRN, 0.84%, 8/15/16	110,000	110,065
SM Energy Co., 6.50%, 1/1/23	70,000	64,065
SM Energy Co., 5.00%, 1/15/24	70,000	60,208
Statoil ASA, 2.45%, 1/17/23	80,000	78,996
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	49,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	133,312

51

	Shares/ Principal Amount	Value
Tesoro Corp., 4.25%, 10/1/17	$100,000	$102,750
Tesoro Corp., 5.375%, 10/1/22	20,000	20,475
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	40,080
Total Capital SA, 2.125%, 8/10/18	50,000	50,690
Whiting Petroleum Corp., 5.75%, 3/15/21	220,000	187,550
WPX Energy, Inc., 8.25%, 8/1/23	65,000	63,619
		5,194,177
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	70,000	70,854
International Paper Co., 6.00%, 11/15/41	30,000	33,601
		104,455
Personal Products†
Avon Products, Inc., 6.75%, 3/15/23	85,000	64,000
Pharmaceuticals — 0.1%
Actavis Funding SCS, 3.85%, 6/15/24	120,000	122,557
Actavis Funding SCS, 4.55%, 3/15/35	40,000	39,539
Actavis, Inc., 1.875%, 10/1/17	70,000	70,135
Actavis, Inc., 3.25%, 10/1/22	18,000	18,104
Actavis, Inc., 4.625%, 10/1/42	30,000	29,489
Capsugel SA, PIK, 7.00%, 5/15/19(2)	31,000	31,116
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(2)	130,000	112,775
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	30,814
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	113,425
Merck & Co., Inc., 2.40%, 9/15/22	60,000	60,750
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	88,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	101,775
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	184,905
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	125,250
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	235,000	196,813
		1,326,197
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	65,596
American Tower Corp., 3.375%, 10/15/26	30,000	29,591
Boston Properties LP, 3.65%, 2/1/26	30,000	31,312
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	135,000	127,912
Corrections Corp. of America, 4.125%, 4/1/20	100,000	103,500
Crown Castle International Corp., 5.25%, 1/15/23	35,000	38,973
Crown Castle International Corp., 4.45%, 2/15/26	30,000	31,973
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	76,312
DDR Corp., 3.625%, 2/1/25	40,000	39,258
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,769
Essex Portfolio LP, 3.25%, 5/1/23	20,000	20,219

52

	Shares/ Principal Amount	Value
Hospitality Properties Trust, 4.65%, 3/15/24	$160,000	$159,922
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	29,716
Kilroy Realty LP, 3.80%, 1/15/23	70,000	71,839
Kilroy Realty LP, 4.375%, 10/1/25	20,000	21,085
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,348
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	76,875
Senior Housing Properties Trust, 4.75%, 5/1/24	60,000	58,543
Simon Property Group LP, 3.30%, 1/15/26	50,000	51,880
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,918
Welltower, Inc., 2.25%, 3/15/18	20,000	20,132
Welltower, Inc., 3.75%, 3/15/23	60,000	60,882
		1,232,555
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	160,000	165,400
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	110,556
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	34,275
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	12,983
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	30,000	31,277
CSX Corp., 4.25%, 6/1/21	50,000	54,685
CSX Corp., 3.40%, 8/1/24	60,000	63,061
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	21,533
Union Pacific Corp., 4.75%, 9/15/41	80,000	90,305
		418,675
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	35,000	29,269
Advanced Micro Devices, Inc., 7.00%, 7/1/24	75,000	59,625
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	73,031
KLA-Tencor Corp., 4.65%, 11/1/24	20,000	21,301
Lam Research Corp., 3.90%, 6/15/26(4)	30,000	30,477
Micron Technology, Inc., 5.25%, 8/1/23(2)	100,000	85,250
Micron Technology, Inc., 5.50%, 2/1/25	135,000	113,737
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	52,250
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	75,000	78,750
		543,690
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	130,000	136,825
Infor US, Inc., 6.50%, 5/15/22	163,000	150,367
Intuit, Inc., 5.75%, 3/15/17	172,000	178,487
Microsoft Corp., 2.70%, 2/12/25	50,000	50,928
Microsoft Corp., 3.125%, 11/3/25	30,000	31,563
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	51,062
Oracle Corp., 3.625%, 7/15/23	90,000	97,343
Oracle Corp., 3.40%, 7/8/24	10,000	10,597

53

	Shares/ Principal Amount	Value
Oracle Corp., 2.95%, 5/15/25	$40,000	$40,973
		748,145
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	102,250
Ashtead Capital, Inc., 5.625%, 10/1/24(2)	70,000	71,050
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	92,375
BMC Stock Holdings, Inc., 9.00%, 9/15/18(2)	80,000	83,660
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	25,000
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.50%, 6/1/22(2)(4)	75,000	75,563
Hertz Corp. (The), 6.75%, 4/15/19	125,000	126,921
Hertz Corp. (The), 6.25%, 10/15/22	65,000	64,919
Home Depot, Inc. (The), 3.35%, 9/15/25	30,000	32,048
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	92,648
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	109,462
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	64,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	79,125
Serta Simmons Bedding LLC, 8.125%, 10/1/20(2)	230,000	243,800
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	123,437
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	82,875
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	78,000
United Rentals North America, Inc., 4.625%, 7/15/23	160,000	159,400
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	197,000
		1,904,283
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	12,000	11,986
Apple, Inc., 2.85%, 5/6/21	60,000	62,641
Apple, Inc., 3.45%, 5/6/24	130,000	138,579
Apple, Inc., 4.65%, 2/23/46	10,000	10,988
CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	245,000	250,513
Dell, Inc., 5.875%, 6/15/19	120,000	126,150
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)(4)	80,000	80,871
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	80,000	82,271
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	70,000	71,727
HP, Inc., 4.30%, 6/1/21	10,000	10,485
NCR Corp., 5.00%, 7/15/22	65,000	64,188
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	41,900
Western Digital Corp., 10.50%, 4/1/24(2)	240,000	249,000
		1,201,299
Textiles, Apparel and Luxury Goods†
L Brands, Inc., 5.625%, 2/15/22	140,000	149,800
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	166,238
		316,038
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	143,946
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	121,367

54

	Shares/ Principal Amount	Value
Reynolds American, Inc., 4.45%, 6/12/25	$60,000	$65,951
		331,264
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18(2)	100,000	106,750
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	166,100
Sprint Corp., 7.25%, 9/15/21	265,000	215,644
Sprint Corp., 7.875%, 9/15/23	145,000	114,550
Sprint Corp., 7.125%, 6/15/24	285,000	216,066
T-Mobile USA, Inc., 6.625%, 11/15/20	125,000	129,556
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	126,600
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	79,406
T-Mobile USA, Inc., 6.625%, 4/1/23	245,000	260,619
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	136,662
T-Mobile USA, Inc., 6.50%, 1/15/26	50,000	53,031
		1,604,984
TOTAL CORPORATE BONDS (Cost $75,215,092)		73,635,922
U.S. TREASURY SECURITIES — 5.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	920,000	1,092,913
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	263,150
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	107,492
U.S. Treasury Bonds, 2.50%, 2/15/45	1,250,000	1,213,647
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	268,613
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,048,361	5,024,631
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,064,409	1,017,377
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	321,086	297,546
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,175,036	1,294,758
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,233,737	1,174,620
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,287,700	1,304,458
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	863,830	876,798
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,067,480	4,121,130
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,884,764	3,052,836
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,367,756	1,375,272
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,381,696	2,399,497
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,495,922	1,493,993
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(5)	1,432,564	1,460,003
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	765,435	789,464
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,005,780	1,994,237
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,526,640	2,973,423
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,134,712	1,147,545
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/40	837,330	1,053,831
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/41	565,453	717,371
U.S. Treasury Notes, 0.875%, 1/31/18	302,000	302,159
U.S. Treasury Notes, 1.00%, 2/15/18	60,000	60,144
U.S. Treasury Notes, 1.00%, 3/15/18	4,550,000	4,560,133
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	498,809
U.S. Treasury Notes, 1.00%, 5/31/18	300,000	300,656

55

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.25%, 11/30/18	$200,000	$201,406
U.S. Treasury Notes, 1.25%, 12/15/18	1,600,000	1,611,157
U.S. Treasury Notes, 1.50%, 11/30/19	600,000	607,289
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	355,667
U.S. Treasury Notes, 1.375%, 2/29/20	350,000	352,147
U.S. Treasury Notes, 1.50%, 5/31/20	100,000	100,930
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	456,240
U.S. Treasury Notes, 1.375%, 9/30/20	500,000	501,153
U.S. Treasury Notes, 1.625%, 11/30/20	200,000	202,535
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	771,518
U.S. Treasury Notes, 1.75%, 12/31/20	100,000	101,746
U.S. Treasury Notes, 2.25%, 4/30/21	600,000	624,656
U.S. Treasury Notes, 1.75%, 5/15/22	500,000	505,683
U.S. Treasury Notes, 1.75%, 9/30/22(5)	750,000	756,665
U.S. Treasury Notes, 2.125%, 12/31/22	700,000	721,410
U.S. Treasury Notes, 1.50%, 2/28/23	600,000	594,515
TOTAL U.S. TREASURY SECURITIES (Cost $49,107,232)		50,701,223
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 1.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 1.78%, 6/15/16	45,583	46,287
FHLMC, VRN, 1.92%, 6/15/16	70,213	71,356
FHLMC, VRN, 1.97%, 6/15/16	76,506	77,609
FHLMC, VRN, 2.31%, 6/15/16	189,891	194,045
FHLMC, VRN, 2.40%, 6/15/16	93,946	99,459
FHLMC, VRN, 2.58%, 6/15/16	28,115	29,746
FHLMC, VRN, 2.64%, 6/15/16	204,021	215,609
FHLMC, VRN, 2.65%, 6/15/16	45,808	48,494
FHLMC, VRN, 2.78%, 6/15/16	63,991	67,618
FHLMC, VRN, 2.79%, 6/15/16	101,752	107,142
FHLMC, VRN, 3.01%, 6/15/16	23,547	24,630
FHLMC, VRN, 3.23%, 6/15/16	69,476	73,208
FHLMC, VRN, 3.65%, 6/15/16	61,128	64,036
FHLMC, VRN, 4.06%, 6/15/16	57,491	60,262
FHLMC, VRN, 4.22%, 6/15/16	82,149	86,562
FHLMC, VRN, 4.65%, 6/15/16	61,979	64,719
FHLMC, VRN, 5.17%, 6/15/16	5,012	5,227
FNMA, VRN, 2.24%, 6/25/16	92,276	96,348
FNMA, VRN, 2.24%, 6/25/16	238,550	248,667
FNMA, VRN, 2.26%, 6/25/16	137,453	143,297
FNMA, VRN, 2.26%, 6/25/16	142,244	147,965
FNMA, VRN, 2.27%, 6/25/16	215,491	222,861
FNMA, VRN, 2.34%, 6/25/16	36,314	37,691
FNMA, VRN, 2.52%, 6/25/16	122,762	130,003
FNMA, VRN, 2.52%, 6/25/16	47,559	50,108
FNMA, VRN, 2.57%, 6/25/16	35,663	37,483
FNMA, VRN, 2.65%, 6/25/16	34,474	36,369

56

	Shares/ Principal Amount	Value
FNMA, VRN, 3.35%, 6/25/16	$81,793	$85,731
FNMA, VRN, 3.62%, 6/25/16	48,048	50,525
FNMA, VRN, 3.94%, 6/25/16	59,701	62,638
FNMA, VRN, 4.78%, 6/25/16	90,168	95,371
		2,781,066
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.4%
FHLMC, 4.50%, 1/1/19	39,575	40,598
FHLMC, 7.00%, 8/1/29	1,042	1,133
FHLMC, 8.00%, 7/1/30	8,232	10,428
FHLMC, 5.50%, 12/1/33	57,686	65,690
FHLMC, 6.00%, 11/1/38	274,631	312,557
FHLMC, 6.50%, 7/1/47	5,263	5,822
FNMA, 3.00%, 6/13/16(7)	200,000	204,813
FNMA, 3.50%, 6/13/16(7)	1,860,000	1,946,461
FNMA, 4.00%, 6/13/16(7)	450,000	480,410
FNMA, 5.00%, 6/13/16(7)	115,000	127,578
FNMA, 5.50%, 6/13/16(7)	85,000	95,320
FNMA, 5.50%, 12/1/16	1,669	1,679
FNMA, 5.00%, 9/1/20	26,820	28,113
FNMA, 7.00%, 6/1/26	367	427
FNMA, 7.50%, 3/1/27	890	893
FNMA, 7.00%, 1/1/29	4,172	4,604
FNMA, 6.50%, 4/1/29	9,716	11,134
FNMA, 6.50%, 8/1/29	6,276	7,193
FNMA, 6.50%, 12/1/29	14,756	16,913
FNMA, 7.00%, 3/1/30	3,258	3,681
FNMA, 8.00%, 7/1/30	5,436	5,600
FNMA, 7.50%, 9/1/30	2,093	2,605
FNMA, 5.00%, 7/1/31	8,416	9,366
FNMA, 7.00%, 9/1/31	10,281	11,498
FNMA, 6.50%, 1/1/32	3,238	3,711
FNMA, 6.50%, 8/1/32	5,987	7,094
FNMA, 6.50%, 11/1/32	60,037	70,970
FNMA, 5.50%, 6/1/33	18,949	21,510
FNMA, 5.50%, 8/1/33	33,724	38,068
FNMA, 5.00%, 11/1/33	250,228	279,010
FNMA, 4.50%, 9/1/35	141,514	154,751
FNMA, 5.00%, 2/1/36	192,436	213,990
FNMA, 5.50%, 1/1/37	132,046	148,565
FNMA, 6.50%, 8/1/37	119,689	133,758
FNMA, 5.00%, 4/1/40	467,384	519,511
FNMA, 4.00%, 1/1/41	1,324,663	1,439,693
FNMA, 4.50%, 7/1/41	638,749	699,838
FNMA, 4.50%, 9/1/41	55,732	60,919
FNMA, 4.00%, 12/1/41	416,576	450,199
FNMA, 3.50%, 5/1/42	324,695	341,360
FNMA, 3.50%, 6/1/42	180,902	190,718

57

		Shares/ Principal Amount	Value
FNMA, 3.00%, 11/1/42		$616,362	$632,748
FNMA, 3.50%, 5/1/45		925,906	972,405
FNMA, 3.50%, 2/1/46		1,480,717	1,555,293
FNMA, 6.50%, 8/1/47		15,385	17,156
FNMA, 6.50%, 8/1/47		6,907	7,701
FNMA, 6.50%, 9/1/47		31,677	35,345
FNMA, 6.50%, 9/1/47		1,579	1,761
FNMA, 6.50%, 9/1/47		11,904	13,275
FNMA, 6.50%, 9/1/47		17,313	19,314
FNMA, 6.50%, 9/1/47		4,622	5,152
GNMA, 3.50%, 6/21/16(7)		275,000	290,243
GNMA, 7.50%, 10/15/25		1,263	1,309
GNMA, 6.00%, 3/15/26		9,000	10,212
GNMA, 7.00%, 12/15/27		3,392	3,458
GNMA, 6.50%, 2/15/28		798	913
GNMA, 7.50%, 5/15/30		3,009	3,119
GNMA, 7.00%, 5/15/31		15,200	18,572
GNMA, 5.50%, 11/15/32		35,017	40,140
GNMA, 6.50%, 10/15/38		499,242	614,470
GNMA, 4.50%, 5/20/41		441,060	481,752
GNMA, 4.50%, 6/15/41		466,399	523,881
GNMA, 3.50%, 4/20/45		147,952	156,329
			13,572,729
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,812,045)			16,353,795
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Australia†
Australia Government Bond, 2.75%, 4/21/24	AUD	177,000	133,203
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	164,000	120,419
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	82,533
			336,155
Austria†
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	85,000	107,198
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	45,000	58,905
Austria Government Bond, 1.65%, 10/21/24(2)	EUR	57,000	71,263
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	23,000	40,545
			277,911
Belgium†
Belgium Government Bond, 2.25%, 6/22/23	EUR	70,000	90,225
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	23,000	41,578
			131,803
Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/17	CAD	96,000	75,695
Canadian Government Bond, 4.00%, 6/1/41	CAD	115,000	122,742
Province of British Columbia, 2.85%, 6/18/25	CAD	170,000	138,886
Province of Ontario Canada, 4.65%, 6/2/41	CAD	115,000	112,755
Province of Quebec Canada, 3.00%, 9/1/23	CAD	155,000	127,754

58

		Shares/ Principal Amount	Value
Province of Quebec Canada, 5.00%, 12/1/41	CAD	17,000	$17,473
			595,305
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	104,000
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,000,000	52,764
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	13,000	2,239
Denmark Government Bond, 7.00%, 11/10/24	DKK	147,000	34,735
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,230
			53,204
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	50,000	61,628
France — 0.1%
France Government Bond OAT, 3.25%, 10/25/21	EUR	285,000	376,076
France Government Bond OAT, 5.50%, 4/25/29	EUR	42,000	74,382
France Government Bond OAT, 3.25%, 5/25/45	EUR	140,000	222,230
			672,688
Germany — 0.1%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	93,000	118,595
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	60,000	72,614
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	510,000	592,223
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	82,000	140,442
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	54,000	103,242
			1,027,116
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	40,000	53,709
Ireland Government Bond, 3.40%, 3/18/24	EUR	46,000	62,530
			116,239
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	505,000	587,359
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	10,000	16,165
Italy Government International Bond, 6.875%, 9/27/23		$60,000	75,001
			678,525
Japan — 0.4%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	150,600,000	1,454,181
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	86,500,000	1,117,619
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,100,000	371,867
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	12,000,000	141,696
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	64,000,000	711,855
			3,797,218
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	73,445
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,700,000	95,402
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$200,000	223,250

59

		Shares/ Principal Amount	Value
Mexico Government International Bond, 5.125%, 1/15/20		$70,000	$76,965
Mexico Government International Bond, 6.05%, 1/11/40		$80,000	94,300
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$60,000	59,700
			549,617
Netherlands†
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	223,000	288,267
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	11,000	17,944
			306,211
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	57,000	41,590
Norway — 0.1%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	4,902,000	667,890
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	50,500
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	68,400
			118,900
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	54,762
Poland Government International Bond, 5.125%, 4/21/21		$70,000	78,467
			133,229
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	685,000	763,030
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	38,817
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	88,804
Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	115,000	146,181
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	305,000	422,905
Spain Government Bond, 4.20%, 1/31/37(2)	EUR	200,000	288,926
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	55,000	91,921
			949,933
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	875,000	126,159
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	302,000	346,198
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,200,000	70,888
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	200,000	61,147
United Kingdom — 0.1%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	90,000	169,914
United Kingdom Gilt, 4.25%, 3/7/36	GBP	48,000	93,360
United Kingdom Gilt, 4.50%, 12/7/42	GBP	275,000	581,982
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	23,139
			868,395

60

	Shares/ Principal Amount	Value
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	$30,000	$25,575
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,438,497)		13,134,384
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	21,191	22,026
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.90%, 6/1/16	35,131	34,857
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	170,132	139,798
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 6/1/16	89,164	88,355
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.18%, 6/1/16	162,782	161,036
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	50,766	52,405
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.91%, 6/1/16	44,486	42,795
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.57%, 6/1/16	70,086	66,776
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.26%, 6/1/16	131,327	129,166
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.80%, 6/1/16	55,980	54,793
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.48%, 6/1/16	108,904	105,749
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 6/1/16	122,480	120,185
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.65%, 6/1/16	42,976	41,360
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.46%, 6/1/16	88,853	86,185
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.12%, 6/1/16	122,974	122,352
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.73%, 6/1/16	112,921	111,644
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.87%, 6/1/16	176,664	177,809
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 6/1/16	62,708	62,598
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.66%, 6/1/16	49,283	48,561
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.93%, 6/1/16	38,583	38,258
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.95%, 6/1/16	102,602	102,916
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/16(2)	127,132	127,734
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.82%, 6/1/16	175,577	178,922
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	42,266	42,230
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.54%, 6/25/16	123,708	121,969

61

	Shares/ Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 6/1/16	$73,488	$71,877
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.64%, 6/1/16	29,395	29,379
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.38%, 6/1/16	25,722	25,444
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/16	37,203	37,495
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	104,111	107,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.69%, 6/1/16	123,722	123,574
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.57%, 6/1/16	71,996	71,601
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 6/1/16	86,720	87,977
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 6/25/16	94,992	87,929
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	65,942	67,700
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 6/1/16	211,915	206,961
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.78%, 6/1/16	73,783	73,115
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.51%, 6/1/16	75,140	73,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.78%, 6/1/16	102,427	104,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 6/1/16	130,938	130,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	68,265	66,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	48,339	48,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	120,467	123,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.86%, 6/1/16	237,492	241,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.85%, 6/1/16	103,565	105,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.88%, 6/1/16	34,123	34,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.76%, 6/1/16	42,832	42,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.74%, 6/1/16	68,744	68,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 6/1/16	62,135	62,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.98%, 6/1/16	69,536	69,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.08%, 6/1/16	158,152	157,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	100,228	101,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.93%, 6/1/16	98,246	94,289

62

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.75%, 6/1/16	$98,591	$92,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.90%, 6/1/16	77,033	74,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 6/1/16	38,900	38,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	51,339	52,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	36,100	37,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	66,975	66,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	28,195	29,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 6/1/16	89,562	87,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.78%, 6/1/16	64,447	58,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	57,734	60,572
		5,394,300
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	210,182	229,031
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,686,636)		5,623,331
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	75,000	77,103
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 6/15/16(2)	275,000	271,236
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	225,000	229,321
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	275,000	285,779
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(2)	100,000	103,984
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 6/15/16(2)	408,095	403,336
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 6/15/16(2)	125,000	122,715
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	276,165
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/16	225,000	245,692
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	200,000	215,894
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/16	275,000	286,463
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/16	50,000	54,047
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(2)	75,000	76,071
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37	300,000	310,490

63

	Shares/ Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	$75,000	$78,780
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/16(2)	350,000	365,811
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 6/1/16	100,000	105,733
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	125,000	138,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 6/15/16(2)	400,000	396,980
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/16(2)	225,000	224,579
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,174,675)		4,268,507
ASSET-BACKED SECURITIES(6) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	47,604	49,686
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(2)	144,868	142,966
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	225,000	226,916
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	100,000	100,177
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	75,753
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 6/16/16	225,000	225,126
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 6/16/16(2)	225,000	225,496
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.86%, 6/7/16(2)	205,917	205,579
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.34%, 6/22/16(2)	125,000	125,117
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	47,585	47,538
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	285,522	285,549
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	225,000	224,432
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 6/16/16	2,685	2,685
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.84%, 6/10/16(2)	186,641	186,212
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	51,878	51,817
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	260,415	255,526
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(2)	122,155	120,578
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	147,118	144,094
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	140,844	140,118
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	67,014	66,324
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	41,213	41,292

64

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	$201,884	$201,173
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	113,570	113,554
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 6/16/16	126,666	126,737
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	77,013	80,382
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	52,293	54,711
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	118,574	118,470
TOTAL ASSET-BACKED SECURITIES (Cost $3,643,780)		3,638,008
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	5,200	238,212
iShares MSCI Japan ETF	22,996	270,893
iShares MSCI Malaysia ETF	53,028	419,982
iShares Russell 1000 Growth ETF	8,599	866,779
iShares Russell 2000 Value ETF	140	13,569
iShares Russell Mid-Cap Value ETF	20,088	1,479,481
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,124,071)		3,288,916
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$100,000	143,918
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	70,028
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	35,000	45,110
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,943
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,116
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	106,820
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	44,404
New York City GO, 6.27%, 12/1/37	5,000	6,837
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	94,862
Pasadena Public Financing Authority Rev., VRDN, 0.42%, 6/2/16 (SBBPA: Bank of the West)	585,000	585,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	11,029
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	112,419
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	180,569
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	55,706
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,886
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,378
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	69,970
State of California GO, 6.65%, 3/1/22	20,000	24,546
State of California GO, 7.55%, 4/1/39	20,000	30,853
State of California GO, 7.30%, 10/1/39	45,000	66,147

65

	Shares/ Principal Amount	Value
State of California GO, 7.60%, 11/1/40	$40,000	$62,652
State of Illinois GO, 5.10%, 6/1/33	45,000	43,188
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	58,745
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	66,828
State of Washington GO, 5.14%, 8/1/40	20,000	25,643
Utah Housing Corp. Rev., (BP-UT 2 LLC), VRDN, 0.50%, 6/1/16 (LOC: Citibank N.A.)	275,000	275,000
TOTAL MUNICIPAL SECURITIES (Cost $1,926,831)		2,235,597
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	80,000	79,934
FNMA, 6.625%, 11/15/30	800,000	1,181,462
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,138,826)		1,261,396
COMMERCIAL PAPER(8) — 0.1%
Royal Bank of Canada, 0.73%, 10/14/16	100,000	100,090
Thunder Bay Funding LLC, 0.85%, 6/10/16(2)	250,000	249,970
TOTAL COMMERCIAL PAPER (Cost $350,005)		350,060
TEMPORARY CASH INVESTMENTS — 1.8%
Federal Home Loan Bank Discount Notes, 0.47%, 9/2/16(8)	175,000	175,034
SSgA U.S. Government Money Market Fund, Class N	9,960,459	9,960,459
State Street Institutional Liquid Reserves Fund, Premier Class	7,905,440	7,905,440
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,040,899)		18,040,933
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $868,566,598)		989,366,908
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,525,180)
TOTAL NET ASSETS — 100.0%		$987,841,728

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	82,100	USD	60,054	JPMorgan Chase Bank N.A.	6/15/16	$(745)
AUD	171,397	USD	130,525	UBS AG	6/15/16	(6,709)
AUD	46,726	USD	34,250	UBS AG	6/15/16	(496)
USD	507,575	AUD	684,838	JPMorgan Chase Bank N.A.	6/15/16	12,851
BRL	162,164	USD	42,782	UBS AG	6/15/16	1,923
BRL	315,398	USD	88,720	UBS AG	6/15/16	(1,772)
USD	43,348	BRL	162,164	UBS AG	6/15/16	(1,357)
USD	84,421	BRL	315,398	UBS AG	6/15/16	(2,526)
CAD	113,365	USD	87,312	JPMorgan Chase Bank N.A.	6/15/16	(865)
CAD	114,884	USD	88,025	UBS AG	6/15/16	(421)
CAD	25,182	USD	19,512	UBS AG	6/15/16	(310)
CAD	60,395	USD	45,630	Morgan Stanley	6/30/16	424
CAD	35,957	USD	27,279	Morgan Stanley	6/30/16	140
CAD	6,723	USD	5,186	Morgan Stanley	6/30/16	(59)

66

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	62,518	USD	48,219	Morgan Stanley	6/30/16	$(546)
CAD	88,531	USD	68,230	Morgan Stanley	6/30/16	(720)
CAD	40,349	USD	30,485	Morgan Stanley	6/30/16	284
CAD	46,655	USD	35,373	Morgan Stanley	6/30/16	204
CAD	42,467	USD	32,237	Morgan Stanley	6/30/16	146
CAD	2,248	USD	1,731	Morgan Stanley	6/30/16	(17)
CAD	129,961	USD	100,915	Morgan Stanley	6/30/16	(1,812)
CAD	86,952	USD	67,498	Morgan Stanley	6/30/16	(1,193)
CAD	3,894	USD	3,024	Morgan Stanley	6/30/16	(55)
CAD	57,256	USD	44,469	Morgan Stanley	6/30/16	(808)
CAD	2,363	USD	1,863	Morgan Stanley	6/30/16	(61)
CAD	2,596	USD	2,054	Morgan Stanley	6/30/16	(74)
CAD	24,686	USD	19,512	Morgan Stanley	6/30/16	(687)
CAD	4,225	USD	3,347	Morgan Stanley	6/30/16	(125)
CAD	23,799	USD	18,341	Morgan Stanley	6/30/16	(193)
CAD	2,355	USD	1,822	Morgan Stanley	6/30/16	(27)
CAD	38,143	USD	29,571	Morgan Stanley	6/30/16	(486)
CAD	2,125	USD	1,632	Morgan Stanley	6/30/16	(11)
CAD	28,026	USD	21,356	Morgan Stanley	6/30/16	15
CAD	3,914	USD	2,988	Morgan Stanley	6/30/16	(3)
USD	31,110	CAD	41,071	JPMorgan Chase Bank N.A.	6/15/16	(209)
USD	85,764	CAD	114,028	JPMorgan Chase Bank N.A.	6/15/16	(1,188)
USD	91,946	CAD	121,238	JPMorgan Chase Bank N.A.	6/15/16	(504)
USD	89,983	CAD	118,232	JPMorgan Chase Bank N.A.	6/15/16	(175)
USD	566,026	CAD	757,898	UBS AG	6/15/16	(11,910)
USD	1,266,908	CAD	1,672,053	Morgan Stanley	6/30/16	(8,123)
USD	1,161,528	CAD	1,532,973	Morgan Stanley	6/30/16	(7,447)
USD	79,576	CAD	105,024	Morgan Stanley	6/30/16	(510)
USD	45,499	CAD	58,991	Morgan Stanley	6/30/16	515
USD	26,984	CAD	35,150	Morgan Stanley	6/30/16	181
USD	1,903	CAD	2,497	Morgan Stanley	6/30/16	(2)
USD	846,396	CAD	1,117,065	Morgan Stanley	6/30/16	(5,427)
USD	22,191	CAD	28,418	Morgan Stanley	6/30/16	520
USD	48,190	CAD	61,713	Morgan Stanley	6/30/16	1,130
USD	25,332	CAD	32,071	Morgan Stanley	6/30/16	876
USD	38,018	CAD	48,133	Morgan Stanley	6/30/16	1,315
USD	24,523	CAD	31,079	Morgan Stanley	6/30/16	824
USD	27,454	CAD	34,811	Morgan Stanley	6/30/16	909
USD	32,145	CAD	40,670	Morgan Stanley	6/30/16	1,132
USD	23,326	CAD	29,383	Morgan Stanley	6/30/16	920
USD	41,532	CAD	52,317	Morgan Stanley	6/30/16	1,637
USD	24,394	CAD	30,594	Morgan Stanley	6/30/16	1,064
USD	2,396	CAD	3,047	Morgan Stanley	6/30/16	72
USD	3,040	CAD	3,945	Morgan Stanley	6/30/16	32
USD	33,969	CAD	44,078	Morgan Stanley	6/30/16	357
USD	24,152	CAD	31,339	Morgan Stanley	6/30/16	254
USD	40,288	CAD	52,023	Morgan Stanley	6/30/16	618
USD	1,864	CAD	2,447	Morgan Stanley	6/30/16	(1)
USD	30,338	CAD	39,328	Morgan Stanley	6/30/16	348
USD	1,580	CAD	2,058	Morgan Stanley	6/30/16	10
67

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	38,702	CAD	50,415	Morgan Stanley	6/30/16	$257
USD	356,930	CHF	352,861	UBS AG	6/15/16	1,738
CLP	59,230,140	USD	87,644	UBS AG	6/15/16	(2,255)
CLP	78,500,468	USD	115,002	UBS AG	6/15/16	(1,831)
USD	85,997	CLP	59,230,138	UBS AG	6/15/16	607
USD	174,587	CLP	117,496,950	UBS AG	6/15/16	5,196
COP	267,614,382	USD	88,817	UBS AG	6/16/16	(2,472)
COP	267,442,778	USD	87,308	UBS AG	6/16/16	(1,019)
USD	85,774	COP	267,614,381	UBS AG	6/16/16	(571)
USD	54,415	CZK	1,329,696	UBS AG	6/15/16	(355)
USD	52,804	DKK	355,977	UBS AG	6/15/16	(471)
EUR	336,928	USD	378,720	Deutsche Bank	6/15/16	(3,674)
EUR	1,748,816	USD	1,984,268	HSBC Holdings plc	6/15/16	(37,604)
EUR	322,000	USD	359,955	JPMorgan Chase Bank N.A.	6/15/16	(1,526)
EUR	1,275	USD	1,454	JPMorgan Chase Bank N.A.	6/15/16	(35)
EUR	296,000	USD	340,622	JPMorgan Chase Bank N.A.	6/15/16	(11,135)
EUR	29,176	USD	33,573	JPMorgan Chase Bank N.A.	6/15/16	(1,096)
EUR	60,397	USD	67,352	JPMorgan Chase Bank N.A.	6/15/16	(122)
EUR	230,970	USD	259,053	UBS AG	6/15/16	(1,953)
EUR	139,820	USD	157,180	UBS AG	6/15/16	(1,542)
EUR	699	USD	784	UBS AG	6/30/16	(5)
EUR	568	USD	648	UBS AG	6/30/16	(16)
EUR	324	USD	370	UBS AG	6/30/16	(9)
EUR	48,630	USD	55,619	UBS AG	6/30/16	(1,457)
EUR	9,380	USD	10,611	UBS AG	6/30/16	(164)
EUR	977	USD	1,104	UBS AG	6/30/16	(16)
EUR	23,123	USD	26,181	UBS AG	6/30/16	(427)
EUR	1,222	USD	1,386	UBS AG	6/30/16	(25)
EUR	334	USD	383	UBS AG	6/30/16	(11)
EUR	317	USD	366	UBS AG	6/30/16	(13)
EUR	16,651	USD	19,209	UBS AG	6/30/16	(664)
EUR	319	USD	368	UBS AG	6/30/16	(12)
EUR	82,205	USD	94,683	UBS AG	6/30/16	(3,129)
EUR	11,283	USD	12,995	UBS AG	6/30/16	(429)
EUR	8,351	USD	9,454	UBS AG	6/30/16	(153)
EUR	13,397	USD	15,178	UBS AG	6/30/16	(257)
EUR	639	USD	722	UBS AG	6/30/16	(10)
USD	382,155	EUR	336,928	Deutsche Bank	6/15/16	7,109
USD	1,894,619	EUR	1,714,859	HSBC Holdings plc	6/15/16	(14,246)
USD	37,781	EUR	33,957	HSBC Holdings plc	6/15/16	(17)
USD	7,494,535	EUR	6,767,747	JPMorgan Chase Bank N.A.	6/15/16	(38,863)
USD	95,736	EUR	85,200	JPMorgan Chase Bank N.A.	6/15/16	897
USD	34,321	EUR	30,831	JPMorgan Chase Bank N.A.	6/15/16	2
USD	24,131	EUR	21,665	JPMorgan Chase Bank N.A.	6/15/16	15
USD	1,588,544	EUR	1,400,326	JPMorgan Chase Bank N.A.	6/15/16	29,796
USD	32,004	EUR	28,080	JPMorgan Chase Bank N.A.	6/15/16	747
USD	49,897	EUR	44,081	JPMorgan Chase Bank N.A.	6/15/16	829
USD	42,786	EUR	37,930	JPMorgan Chase Bank N.A.	6/15/16	566
USD	119,906	EUR	107,693	JPMorgan Chase Bank N.A.	6/15/16	29
USD	85,779	EUR	75,144	UBS AG	6/15/16	2,133

68

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,098,844	EUR	1,873,893	UBS AG	6/30/16	$11,818
USD	15,230	EUR	13,598	UBS AG	6/30/16	86
USD	527,879	EUR	471,302	UBS AG	6/30/16	2,972
USD	70,374	EUR	62,645	UBS AG	6/30/16	604
USD	29,456	EUR	25,802	UBS AG	6/30/16	720
USD	28,586	EUR	25,010	UBS AG	6/30/16	731
USD	29,952	EUR	26,243	UBS AG	6/30/16	723
USD	13,611	EUR	11,926	UBS AG	6/30/16	329
USD	26,949	EUR	23,563	UBS AG	6/30/16	706
USD	29,606	EUR	25,913	UBS AG	6/30/16	745
USD	30,067	EUR	26,283	UBS AG	6/30/16	794
USD	77,646	EUR	67,875	UBS AG	6/30/16	2,051
USD	27,981	EUR	24,540	UBS AG	6/30/16	650
USD	71,864	EUR	63,532	UBS AG	6/30/16	1,105
USD	392	EUR	347	UBS AG	6/30/16	6
USD	72,074	EUR	63,867	UBS AG	6/30/16	942
USD	18,494	EUR	16,388	UBS AG	6/30/16	242
USD	535	EUR	474	UBS AG	6/30/16	7
USD	30,548	EUR	26,969	UBS AG	6/30/16	511
USD	525	EUR	464	UBS AG	6/30/16	9
USD	29,762	EUR	26,264	UBS AG	6/30/16	510
USD	59,364	EUR	52,480	UBS AG	6/30/16	915
USD	393	EUR	347	UBS AG	6/30/16	6
USD	46,725	EUR	41,363	UBS AG	6/30/16	657
USD	31,645	EUR	27,950	UBS AG	6/30/16	516
USD	34,197	EUR	30,144	UBS AG	6/30/16	624
USD	24,958	EUR	21,969	UBS AG	6/30/16	490
USD	358	EUR	315	UBS AG	6/30/16	7
USD	31,568	EUR	27,550	UBS AG	6/30/16	885
USD	32,622	EUR	28,469	UBS AG	6/30/16	914
USD	17,285	EUR	14,984	UBS AG	6/30/16	598
USD	21,822	EUR	18,908	UBS AG	6/30/16	763
USD	18,870	EUR	16,526	UBS AG	6/30/16	464
USD	371	EUR	325	UBS AG	6/30/16	9
USD	19,660	EUR	17,170	UBS AG	6/30/16	537
USD	20,000	EUR	17,654	UBS AG	6/30/16	338
USD	20,757	EUR	18,503	UBS AG	6/30/16	149
USD	436	EUR	388	UBS AG	6/30/16	4
USD	23,442	EUR	20,858	UBS AG	6/30/16	212
USD	300	EUR	267	UBS AG	6/30/16	3
USD	1,093	EUR	980	UBS AG	6/30/16	1
USD	16,452	EUR	14,722	UBS AG	6/30/16	55
USD	11,920	EUR	10,667	UBS AG	6/30/16	40
USD	566	EUR	506	UBS AG	6/30/16	3
USD	34,749	EUR	31,042	UBS AG	6/30/16	176
USD	71,618	EUR	63,978	UBS AG	6/30/16	363
USD	16,981	EUR	15,248	UBS AG	6/30/16	(2)
USD	48,502	EUR	43,552	UBS AG	6/30/16	(4)
GBP	21,438	USD	31,057	JPMorgan Chase Bank N.A.	6/15/16	(5)
GBP	80,791	USD	116,278	UBS AG	6/15/16	745

69

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	10,390	USD	15,033	UBS AG	6/15/16	$17
GBP	20,478	USD	29,939	UBS AG	6/15/16	(277)
USD	67,323	GBP	47,624	JPMorgan Chase Bank N.A.	6/15/16	(1,658)
USD	1,559,387	GBP	1,096,677	UBS AG	6/15/16	(29,107)
USD	79,398	GBP	56,342	UBS AG	6/15/16	(2,211)
USD	38,158	GBP	26,233	UBS AG	6/15/16	161
HUF	32,388,420	USD	116,761	JPMorgan Chase Bank N.A.	6/15/16	(1,864)
USD	117,356	HUF	32,388,420	JPMorgan Chase Bank N.A.	6/15/16	2,460
IDR	1,702,810,025	USD	127,695	UBS AG	6/15/16	(3,029)
USD	124,112	IDR	1,702,810,025	UBS AG	6/15/16	(554)
USD	57,942	ILS	225,074	JPMorgan Chase Bank N.A.	6/15/16	(488)
INR	8,730,415	USD	128,106	UBS AG	6/15/16	1,425
USD	42,416	INR	2,880,066	UBS AG	6/15/16	(314)
JPY	50,166,726	USD	443,064	JPMorgan Chase Bank N.A.	6/15/16	10,141
JPY	7,227,594	USD	64,278	JPMorgan Chase Bank N.A.	6/15/16	1,016
JPY	35,650,633	USD	315,147	JPMorgan Chase Bank N.A.	6/15/16	6,920
JPY	7,310,512	USD	67,818	JPMorgan Chase Bank N.A.	6/15/16	(1,775)
JPY	6,008,881	USD	54,503	UBS AG	6/15/16	(219)
JPY	1,341,429	USD	12,254	Credit Suisse AG	6/30/16	(129)
JPY	1,473,241	USD	13,843	Credit Suisse AG	6/30/16	(526)
JPY	1,264,421	USD	11,635	Credit Suisse AG	6/30/16	(205)
USD	4,402,182	JPY	494,184,567	JPMorgan Chase Bank N.A.	6/15/16	(62,267)
USD	50,090	JPY	5,622,132	JPMorgan Chase Bank N.A.	6/15/16	(700)
USD	155,219	JPY	17,316,781	JPMorgan Chase Bank N.A.	6/15/16	(1,221)
USD	30,311	JPY	3,361,445	JPMorgan Chase Bank N.A.	6/15/16	(57)
USD	81,340	JPY	8,639,362	UBS AG	6/15/16	3,293
USD	205,746	JPY	23,104,853	Credit Suisse AG	6/30/16	(3,108)
USD	8,504	JPY	919,783	Credit Suisse AG	6/30/16	190
USD	14,031	JPY	1,528,334	Credit Suisse AG	6/30/16	216
USD	10,710	JPY	1,188,842	Credit Suisse AG	6/30/16	(37)
USD	12,293	JPY	1,332,109	Credit Suisse AG	6/30/16	252
USD	8,565	JPY	906,632	Credit Suisse AG	6/30/16	369
USD	9,002	JPY	980,270	Credit Suisse AG	6/30/16	141
USD	8,379	JPY	913,356	Credit Suisse AG	6/30/16	123
KRW	90,333,699	USD	78,029	UBS AG	6/15/16	(2,183)
KRW	34,566,320	USD	30,157	UBS AG	6/15/16	(1,135)
KRW	137,044,466	USD	115,503	UBS AG	6/15/16	(438)
USD	74,582	KRW	90,333,694	UBS AG	6/15/16	(1,264)
USD	86,673	KRW	100,865,611	UBS AG	6/15/16	1,984
USD	59,537	KRW	70,745,180	UBS AG	6/15/16	138
MXN	1,052,838	USD	59,641	JPMorgan Chase Bank N.A.	6/15/16	(2,677)
MXN	971,110	USD	53,954	JPMorgan Chase Bank N.A.	6/15/16	(1,412)
MXN	1,145,621	USD	62,483	JPMorgan Chase Bank N.A.	6/15/16	(499)
MXN	1,108,244	USD	60,189	JPMorgan Chase Bank N.A.	6/15/16	(227)
USD	161,206	MXN	2,913,424	JPMorgan Chase Bank N.A.	6/15/16	3,575
MYR	318,641	USD	80,516	UBS AG	6/15/16	(3,153)
USD	2,599	MYR	10,668	UBS AG	6/15/16	9
USD	71,752	MYR	296,981	UBS AG	6/15/16	(352)
USD	77,952	MYR	316,603	UBS AG	6/15/16	1,085
USD	86,415	MYR	355,036	UBS AG	6/15/16	216

70

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	90,224	USD	10,552	Barclays Bank plc	6/15/16	$233
NOK	590,669	USD	72,544	Barclays Bank plc	6/15/16	(1,939)
NOK	727,804	USD	87,805	UBS AG	6/15/16	(808)
NOK	725,203	USD	88,208	UBS AG	6/15/16	(1,522)
USD	80,173	NOK	680,893	Barclays Bank plc	6/15/16	(1,217)
USD	86,307	NOK	733,353	JPMorgan Chase Bank N.A.	6/15/16	(1,354)
USD	635,995	NOK	5,177,959	JPMorgan Chase Bank N.A.	6/15/16	17,055
USD	87,136	NOK	725,567	UBS AG	6/15/16	406
USD	72,513	NOK	590,669	UBS AG	6/15/16	1,908
NZD	126,435	USD	87,469	UBS AG	6/15/16	(1,981)
NZD	127,888	USD	88,175	UBS AG	6/15/16	(1,705)
USD	42,237	NZD	62,797	JPMorgan Chase Bank N.A.	6/15/16	(223)
USD	172,502	NZD	254,779	UBS AG	6/15/16	235
USD	59,246	NZD	86,765	UBS AG	6/15/16	580
PHP	6,081,556	USD	130,450	UBS AG	6/15/16	(472)
USD	128,942	PHP	6,081,556	UBS AG	6/15/16	(1,035)
PLN	438,431	USD	114,865	JPMorgan Chase Bank N.A.	6/15/16	(3,727)
PLN	223,326	USD	58,644	JPMorgan Chase Bank N.A.	6/15/16	(2,033)
PLN	221,583	USD	57,898	State Street Bank & Trust Co.	6/15/16	(1,728)
USD	116,165	PLN	439,748	JPMorgan Chase Bank N.A.	6/15/16	4,694
USD	57,092	PLN	222,636	JPMorgan Chase Bank N.A.	6/15/16	655
USD	57,861	PLN	221,583	JPMorgan Chase Bank N.A.	6/15/16	1,692
USD	57,926	PLN	228,564	JPMorgan Chase Bank N.A.	6/15/16	(13)
USD	56,436	PLN	221,583	State Street Bank & Trust Co.	6/15/16	267
RUB	5,946,826	USD	87,338	UBS AG	6/15/16	1,537
USD	89,466	RUB	5,946,826	UBS AG	6/15/16	591
SEK	611,781	USD	73,537	Barclays Bank plc	6/15/16	(157)
SEK	1,097,936	USD	136,235	Barclays Bank plc	6/15/16	(4,544)
SEK	731,794	USD	88,682	UBS AG	6/15/16	(907)
USD	202,395	SEK	1,709,717	Barclays Bank plc	6/15/16	(2,676)
USD	136,198	SEK	1,097,936	UBS AG	6/15/16	4,507
USD	86,400	SEK	716,207	UBS AG	6/15/16	495
USD	39,200	SGD	54,372	JPMorgan Chase Bank N.A.	6/15/16	(275)
USD	87,475	SGD	118,423	JPMorgan Chase Bank N.A.	6/15/16	1,498
THB	4,725,304	USD	132,215	UBS AG	6/15/16	26
USD	74,015	THB	2,617,171	UBS AG	6/15/16	771
USD	131,406	THB	4,686,195	UBS AG	6/15/16	259
TRY	235,131	USD	78,558	State Street Bank & Trust Co.	6/15/16	792
USD	61,281	TRY	177,048	JPMorgan Chase Bank N.A.	6/15/16	1,532
USD	79,294	TRY	235,131	State Street Bank & Trust Co.	6/15/16	(55)
TWD	2,866,044	USD	88,295	UBS AG	6/15/16	(449)
TWD	4,685,186	USD	143,011	UBS AG	6/15/16	592
USD	229,877	TWD	7,551,230	UBS AG	6/15/16	(1,572)
ZAR	1,319,233	USD	87,745	JPMorgan Chase Bank N.A.	6/15/16	(4,024)
ZAR	1,297,228	USD	85,922	JPMorgan Chase Bank N.A.	6/15/16	(3,597)
ZAR	857,540	USD	56,768	JPMorgan Chase Bank N.A.	6/15/16	(2,346)
USD	79,138	ZAR	1,238,519	JPMorgan Chase Bank N.A.	6/15/16	539
USD	55,281	ZAR	871,384	JPMorgan Chase Bank N.A.	6/15/16	(18)
USD	14,067	ZAR	220,949	UBS AG	6/15/16	45

71

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	172,015	ZAR	2,625,828	UBS AG	6/15/16	$5,374
						$(154,261)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
11	Euro-Schatz	September 2016	$1,368,031	$166
26	U.S. Treasury 2-Year Notes	September 2016	5,665,563	(2,090)
27	U.S. Treasury 5-Year Notes	September 2016	3,243,164	(2,256)
15	U.S. Treasury 10-Year Ultra Notes	September 2016	2,115,234	510
2	U.S. Treasury Long Bonds	September 2016	326,625	183
			$12,718,617	$(3,487)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
4	Euro-Bobl	September 2016	$588,681	$(540)
3	U.S. Treasury 10-Year Ultra Notes	September 2016	423,047	(62)
15	U.S. Treasury Ultra Bonds	September 2016	2,626,875	(7,254)
			$3,638,603	$(7,856)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$960,300	Sell	5.00%	12/20/20	4.06%	$63,819	$45,119
CDX North America High Yield 26 Index	1,305,000	Sell	5.00%	6/20/21	4.36%	26,269	48,604
						$90,088	$93,723

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

72

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PHP	-	Philippine Peso
COP	-	Colombian Peso	PIK	-	Payment in Kind
CVA	-	Certificaten Van Aandelen	PLN	-	Polish Zloty
CZK	-	Czech Koruna	RUB	-	Russian Ruble
DKK	-	Danish Krone	SBBPA	-	Standby Bond Purchase Agreement
EUR	-	Euro	SEK	-	Swedish Krona
FHLMC	-	Federal Home Loan Mortgage Corporation	SEQ	-	Sequential Payer
FNMA	-	Federal National Mortgage Association	SGD	-	Singapore Dollar
GBP	-	British Pound	THB	-	Thai Baht
GDR	-	Global Depositary Receipt	TRY	-	Turkish Lira
GNMA	-	Government National Mortgage Association	TWD	-	Taiwanese Dollar
GO	-	General Obligation	USD	-	United States Dollar
HUF	-	Hungarian Forint	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
INR	-	Indian Rupee
JPY	-	Japanese Yen	ZAR	-	South African Rand
KRW	-	South Korean Won

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,699,640, which represented 2.8% of total net assets.

(3)	Security is in default.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $101,758.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

73

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $868,566,598)	$989,366,908
Cash	613
Foreign currency holdings, at value (cost of $486,584)	483,163
Deposits with broker for futures contracts and swap agreements, at value (cost of $141,391)	140,400
Receivable for investments sold	4,858,646
Receivable for capital shares sold	344,999
Receivable for variation margin on futures contracts	183
Unrealized appreciation on forward foreign currency exchange contracts	194,371
Dividends and interest receivable	3,489,962
Other assets	24,567
998,903,812

Liabilities
Payable for investments purchased	7,608,464
Payable for capital shares redeemed	2,071,383
Payable for variation margin on futures contracts	3,258
Unrealized depreciation on forward foreign currency exchange contracts	348,632
Payable for variation margin on swap agreements	1,798
Accrued management fees	877,153
Distribution and service fees payable	126,034
Accrued foreign taxes	25,362
11,062,084

Net Assets	$987,841,728

Net Assets Consist of:
Capital (par value and paid-in surplus)	$881,448,309
Undistributed net investment income	3,751,611
Accumulated net realized loss	(18,030,039)
Net unrealized appreciation	120,671,847
$987,841,728

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$456,025,923	60,350,363	$7.56
Institutional Class, $0.01 Par Value	$131,534,500	17,495,881	$7.52
A Class, $0.01 Par Value	$259,571,008	34,136,465	$7.60*
C Class, $0.01 Par Value	$73,232,144	9,844,015	$7.44
R Class, $0.01 Par Value	$23,608,850	3,108,933	$7.59
R6 Class, $0.01 Par Value	$43,869,303	5,843,960	$7.51
*Maximum offering price $8.06 (net asset value divided by 0.9425).

See Notes to Financial Statements.

74

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $358,604)	$8,902,720
Interest	3,158,684
12,061,404

Expenses:
Management fees	5,450,704
Distribution and service fees:
A Class	330,588
C Class	358,753
R Class	57,185
Directors' fees and expenses	16,707
Other expenses	6,414
6,220,351
Fees waived	(245,702)
5,974,649

Net investment income (loss)	6,086,755

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(6,089,956)
Futures contract transactions	(117,027)
Swap agreement transactions	(65,979)
Foreign currency transactions	(221,227)
Capital gain distributions received from underlying funds	76,001
(6,418,188)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $47,063)	727,034
Futures contracts	(7,537)
Swap agreements	110,493
Translation of assets and liabilities in foreign currencies	(828,259)
1,731

Net realized and unrealized gain (loss)	(6,416,457)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(329,702)

See Notes to Financial Statements.

75

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$6,086,755	$9,236,733
Net realized gain (loss)	(6,418,188)	74,483,332
Change in net unrealized appreciation (depreciation)	1,731	(88,447,501)
Net increase (decrease) in net assets resulting from operations	(329,702)	(4,727,436)

Distributions to Shareholders
From net investment income:
Investor Class	(5,071,352)	(1,728,328)
Institutional Class	(1,777,887)	(704,189)
A Class	(2,282,641)	(296,716)
C Class	(54,355)	—
R Class	(133,864)	—
R6 Class	(518,682)	(34,115)
From net realized gains:
Investor Class	(33,343,840)	(52,269,018)
Institutional Class	(9,845,003)	(13,382,526)
A Class	(19,567,980)	(34,189,955)
B Class	—	(672,235)
C Class	(5,262,095)	(7,788,030)
R Class	(1,648,355)	(2,350,065)
R6 Class	(2,570,524)	(507,431)
Decrease in net assets from distributions	(82,076,578)	(113,922,608)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,957,122	49,060,546

Net increase (decrease) in net assets	(66,449,158)	(69,589,498)

Net Assets
Beginning of period	1,054,290,886	1,123,880,384
End of period	$987,841,728	$1,054,290,886

Undistributed net investment income	$3,751,611	$7,503,637

See Notes to Financial Statements.

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Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

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Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

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Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.15% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.70% to 0.95% for the Institutional Class and 0.55% to 0.80% for the R6 Class. During the six months ended May 31, 2016, the investment advisor voluntarily agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2017, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2016 was $113,928, $32,622, $66,118, $17,938, $5,718 and $9,378 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2016 was 1.15% for the Investor Class, A Class, C Class and R Class, 0.95% for the Institutional Class and 0.80% for

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the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2016 was 1.10% for the Investor Class, A Class, C Class and R Class, 0.90% for the Institutional Class and 0.75% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2016 totaled $409,350,109, of which $48,328,022 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 totaled $470,965,187, of which $60,242,728 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		310,000,000
Sold	3,066,222	$22,321,242	8,161,770	$67,857,160
Issued in reinvestment of distributions	5,139,942	37,829,972	6,740,901	53,253,120
Redeemed	(8,003,576)	(58,956,808)	(12,175,428)	(101,148,913)
	202,588	1,194,406	2,727,243	19,961,367
Institutional Class/Shares Authorized	150,000,000		75,000,000
Sold	1,658,067	12,117,583	4,000,421	33,607,292
Issued in reinvestment of distributions	1,571,260	11,501,624	1,771,831	13,926,597
Redeemed	(3,451,423)	(24,315,640)	(2,760,979)	(22,701,553)
	(222,096)	(696,433)	3,011,273	24,832,336
A Class/Shares Authorized	375,000,000		225,000,000
Sold	1,702,392	12,436,376	5,360,046	44,840,126
Issued in reinvestment of distributions	2,884,960	21,406,402	4,226,671	33,644,301
Redeemed	(6,779,828)	(50,473,465)	(10,873,441)	(90,741,582)
	(2,192,476)	(16,630,687)	(1,286,724)	(12,257,155)
B Class/Shares Authorized	N/A		25,000,000
Sold			7,754	65,288
Issued in reinvestment of distributions			83,692	656,983
Redeemed			(885,298)	(7,269,752)
			(793,852)	(6,547,481)
C Class/Shares Authorized	80,000,000		50,000,000
Sold	660,068	4,735,073	1,448,409	11,860,065
Issued in reinvestment of distributions	703,385	5,120,645	958,781	7,497,670
Redeemed	(972,870)	(7,057,256)	(1,537,460)	(12,604,489)
	390,583	2,798,462	869,730	6,753,246
R Class/Shares Authorized	50,000,000		25,000,000
Sold	355,833	2,612,723	638,792	5,329,259
Issued in reinvestment of distributions	239,573	1,775,235	295,217	2,349,929
Redeemed	(424,940)	(3,138,842)	(611,080)	(5,108,947)
	170,466	1,249,116	322,929	2,570,241
R6 Class/Shares Authorized	50,000,000		10,000,000
Sold	4,067,266	31,624,495	1,898,404	15,306,931
Issued in reinvestment of distributions	423,179	3,089,206	69,074	541,546
Redeemed	(921,319)	(6,671,443)	(253,506)	(2,100,485)
	3,569,126	28,042,258	1,713,972	13,747,992
Net increase (decrease)	1,918,191	$15,957,122	6,564,571	$49,060,546

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$569,526,070	$227,308,766	—
Corporate Bonds	—	73,635,922	—
U.S. Treasury Securities	—	50,701,223	—
U.S. Government Agency Mortgage-Backed Securities	—	16,353,795	—
Sovereign Governments and Agencies	—	13,134,384	—
Collateralized Mortgage Obligations	—	5,623,331	—
Commercial Mortgage-Backed Securities	—	4,268,507	—
Asset-Backed Securities	—	3,638,008	—
Exchange-Traded Funds	3,288,916	—	—
Municipal Securities	—	2,235,597	—
U.S. Government Agency Securities	—	1,261,396	—
Commercial Paper	—	350,060	—
Temporary Cash Investments	17,865,899	175,034	—
	$590,680,885	$398,686,023	—
Other Financial Instruments
Futures Contracts	$693	$166	—
Swap Agreements	—	93,723	—
Forward Foreign Currency Exchange Contracts	—	194,371	—
	$693	$288,260	—

Liabilities
Other Financial Instruments
Futures Contracts	$11,662	$540	—
Forward Foreign Currency Exchange Contracts	—	348,632	—
	$11,662	$349,172	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,371,467.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,901,112.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 83 contracts.

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Value of Derivative Instruments as of May 31, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$1,798
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$194,371	Unrealized depreciation on forward foreign currency exchange contracts	348,632
Interest Rate Risk	Receivable for variation margin on futures contracts*	183	Payable for variation margin on futures contracts*	3,258
		$194,554		$353,688

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(65,979)	Change in net unrealized appreciation (depreciation) on swap agreements	$110,493
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(203,558)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(843,159)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(117,027)	Change in net unrealized appreciation (depreciation) on futures contracts	(7,537)
		$(386,564)		$(740,203)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$881,487,482
Gross tax appreciation of investments	$133,068,486
Gross tax depreciation of investments	(25,189,060)
Net tax appreciation (depreciation) of investments	$107,879,426

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$8.19	0.05	(0.03)	0.02	(0.09)	(0.56)	(0.65)	$7.56	0.42%	1.10%(4)	1.15%(4)	1.36%(4)	1.31%(4)	42%	$456,026
2015	$9.19	0.08	(0.14)	(0.06)	(0.03)	(0.91)	(0.94)	$8.19	(0.27)%	1.13%	1.15%	0.98%	0.96%	94%	$492,452
2014	$9.46	0.07	0.71	0.78	(0.12)	(0.93)	(1.05)	$9.19	9.47%	1.17%	1.17%	0.76%	0.76%	77%	$527,740
2013	$8.31	0.08	1.48	1.56	(0.11)	(0.30)	(0.41)	$9.46	19.71%	1.20%	1.20%	0.96%	0.96%	79%	$507,497
2012	$7.46	0.10	0.85	0.95	(0.10)	—	(0.10)	$8.31	12.92%	1.20%	1.20%	1.30%	1.30%	80%	$442,983
2011	$7.30	0.09	0.15	0.24	(0.08)	—	(0.08)	$7.46	3.32%	1.20%	1.20%	1.19%	1.19%	91%	$445,035
Institutional Class
2016(3)	$8.16	0.06	(0.04)	0.02	(0.10)	(0.56)	(0.66)	$7.52	0.50%	0.90%(4)	0.95%(4)	1.56%(4)	1.51%(4)	42%	$131,535
2015	$9.16	0.10	(0.14)	(0.04)	(0.05)	(0.91)	(0.96)	$8.16	(0.06)%	0.93%	0.95%	1.18%	1.16%	94%	$144,546
2014	$9.44	0.08	0.71	0.79	(0.14)	(0.93)	(1.07)	$9.16	9.62%	0.97%	0.97%	0.96%	0.96%	77%	$134,763
2013	$8.28	0.10	1.48	1.58	(0.12)	(0.30)	(0.42)	$9.44	20.13%	1.00%	1.00%	1.16%	1.16%	79%	$104,332
2012	$7.44	0.12	0.85	0.97	(0.13)	—	(0.13)	$8.28	13.13%	1.00%	1.00%	1.50%	1.50%	80%	$163,871
2011	$7.30	0.11	0.15	0.26	(0.12)	—	(0.12)	$7.44	3.46%	1.00%	1.00%	1.39%	1.39%	91%	$127,983

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$8.22	0.04	(0.03)	0.01	(0.07)	(0.56)	(0.63)	$7.60	0.27%	1.35%(4)	1.40%(4)	1.11%(4)	1.06%(4)	42%	$259,571
2015	$9.22	0.06	(0.14)	(0.08)	(0.01)	(0.91)	(0.92)	$8.22	(0.56)%	1.38%	1.40%	0.73%	0.71%	94%	$298,762
2014	$9.49	0.05	0.70	0.75	(0.09)	(0.93)	(1.02)	$9.22	9.13%	1.42%	1.42%	0.51%	0.51%	77%	$346,972
2013	$8.34	0.06	1.50	1.56	(0.11)	(0.30)	(0.41)	$9.49	19.54%	1.45%	1.45%	0.71%	0.71%	79%	$391,638
2012	$7.47	0.08	0.85	0.93	(0.06)	—	(0.06)	$8.34	12.61%	1.45%	1.45%	1.05%	1.05%	80%	$351,492
2011	$7.30	0.07	0.15	0.22	(0.05)	—	(0.05)	$7.47	2.94%	1.45%	1.45%	0.94%	0.94%	91%	$332,329
C Class
2016(3)	$8.03	0.01	(0.03)	(0.02)	(0.01)	(0.56)	(0.57)	$7.44	(0.13)%	2.10%(4)	2.15%(4)	0.36%(4)	0.31%(4)	42%	$73,232
2015	$9.08	—(5)	(0.14)	(0.14)	—	(0.91)	(0.91)	$8.03	(1.27)%	2.13%	2.15%	(0.02)%	(0.04)%	94%	$75,881
2014	$9.35	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.08	8.36%	2.17%	2.17%	(0.24)%	(0.24)%	77%	$77,937
2013	$8.27	—(5)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.35	18.57%	2.20%	2.20%	(0.04)%	(0.04)%	79%	$72,756
2012	$7.39	0.02	0.86	0.88	—	—	—	$8.27	11.91%	2.20%	2.20%	0.30%	0.30%	80%	$57,519
2011	$7.24	0.01	0.14	0.15	—	—	—	$7.39	2.07%	2.20%	2.20%	0.19%	0.19%	91%	$54,470

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$8.20	0.03	(0.03)	—	(0.05)	(0.56)	(0.61)	$7.59	0.14%	1.60%(4)	1.65%(4)	0.86%(4)	0.81%(4)	42%	$23,609
2015	$9.22	0.04	(0.15)	(0.11)	—	(0.91)	(0.91)	$8.20	(0.89)%	1.63%	1.65%	0.48%	0.46%	94%	$24,106
2014	$9.48	0.02	0.72	0.74	(0.07)	(0.93)	(1.00)	$9.22	8.96%	1.67%	1.67%	0.26%	0.26%	77%	$24,106
2013	$8.35	0.04	1.49	1.53	(0.10)	(0.30)	(0.40)	$9.48	19.18%	1.70%	1.70%	0.46%	0.46%	79%	$22,513
2012	$7.47	0.06	0.85	0.91	(0.03)	—	(0.03)	$8.35	12.30%	1.70%	1.70%	0.80%	0.80%	80%	$21,458
2011	$7.28	0.05	0.15	0.20	(0.01)	—	(0.01)	$7.47	2.78%	1.70%	1.70%	0.69%	0.69%	91%	$18,226
R6 Class
2016(3)	$8.15	0.06	(0.03)	0.03	(0.11)	(0.56)	(0.67)	$7.51	0.67%	0.75%(4)	0.80%(4)	1.71%(4)	1.66%(4)	42%	$43,869
2015	$9.16	0.11	(0.15)	(0.04)	(0.06)	(0.91)	(0.97)	$8.15	0.00%	0.78%	0.80%	1.33%	1.31%	94%	$18,544
2014	$9.44	0.08	0.72	0.80	(0.15)	(0.93)	(1.08)	$9.16	9.82%	0.80%	0.80%	1.13%	1.13%	77%	$5,136
2013(6)	$8.88	0.03	0.53	0.56	—	—	—	$9.44	6.31%	0.85%(4)	0.85%(4)	1.12%(4)	1.12%(4)	79%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

89

Notes

90

Notes

91

Notes

92

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89430 1607

Semiannual Report

May 31, 2016

Strategic Allocation: Conservative Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	0.7%
Apple, Inc.	0.6%
Amazon.com, Inc.	0.5%
Procter & Gamble Co. (The)	0.5%
Microsoft Corp.	0.4%
Applied Materials, Inc.	0.4%
PepsiCo, Inc.	0.4%
Pfizer, Inc.	0.4%
TOTAL SA*	0.4%
Cisco Systems, Inc.	0.4%
*Includes shares traded on all exchanges.

Geographic Composition of Common Stocks	% of net assets
United States	36.1%
United Kingdom	2.3%
France	2.0%
Japan	1.7%
Other Countries	5.1%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.6 years
Average Duration (effective)	5.0 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	36.1%
Foreign Common Stocks**	11.1%
U.S. Treasury Securities	18.7%
Corporate Bonds	12.4%
Sovereign Governments and Agencies	8.1%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	1.3%
Municipal Securities	1.3%
Asset-Backed Securities	1.2%
U.S. Government Agency Securities	0.4%
Commercial Paper	0.4%
Exchange-Traded Funds	0.3%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(0.5)%
**Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,018.60	$5.05	1.00%
Institutional Class	$1,000	$1,018.30	$4.04	0.80%
A Class	$1,000	$1,018.40	$6.31	1.25%
C Class	$1,000	$1,013.30	$10.07	2.00%
R Class	$1,000	$1,015.00	$7.56	1.50%
R6 Class	$1,000	$1,019.50	$3.28	0.65%
Hypothetical
Investor Class	$1,000	$1,020.00	$5.05	1.00%
Institutional Class	$1,000	$1,021.00	$4.04	0.80%
A Class	$1,000	$1,018.75	$6.31	1.25%
C Class	$1,000	$1,015.00	$10.07	2.00%
R Class	$1,000	$1,017.50	$7.57	1.50%
R6 Class	$1,000	$1,021.75	$3.29	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 47.2%
Aerospace and Defense — 0.9%
B/E Aerospace, Inc.	1,597	$76,081
Boeing Co. (The)	10,741	1,354,977
Honeywell International, Inc.	3,947	449,287
Huntington Ingalls Industries, Inc.	2,600	398,866
Lockheed Martin Corp.	2,612	617,033
Mercury Systems, Inc.(1)	885	18,806
Saab AB, B Shares	984	32,712
Safran SA	1,028	72,060
Spirit AeroSystems Holdings, Inc., Class A(1)	8,839	413,489
Textron, Inc.	18,621	708,715
Thales SA	3,630	314,470
United Technologies Corp.	8,340	838,837
		5,295,333
Air Freight and Logistics — 0.1%
Royal Mail plc	18,560	145,428
United Parcel Service, Inc., Class B	1,623	167,315
XPO Logistics, Inc.(1)	1,324	38,741
		351,484
Airlines — 0.4%
Alaska Air Group, Inc.	5,090	337,976
Allegiant Travel Co.	45	6,256
American Airlines Group, Inc.	2,827	90,209
Delta Air Lines, Inc.	11,541	501,572
Deutsche Lufthansa AG	1,511	21,175
Hawaiian Holdings, Inc.(1)	1,341	54,257
Japan Airlines Co. Ltd.	5,000	171,626
JetBlue Airways Corp.(1)	13,663	244,978
Qantas Airways Ltd.	41,682	92,787
Ryanair Holdings plc ADR	4,194	366,556
Spirit Airlines, Inc.(1)	2,711	117,847
United Continental Holdings, Inc.(1)	10,028	452,162
		2,457,401
Auto Components — 0.5%
BorgWarner, Inc.	6,970	237,189
Bridgestone Corp.	4,400	152,024
Calsonic Kansei Corp.	3,000	23,407
Continental AG	213	45,693
Cooper Tire & Rubber Co.	363	11,663
Cooper-Standard Holding, Inc.(1)	134	11,517
Delphi Automotive plc	8,199	557,204
Faurecia	2,561	101,870

6

	Shares/ Principal Amount	Value
GKN plc	3,722	$14,819
Goodyear Tire & Rubber Co. (The)	14,128	395,160
Koito Manufacturing Co. Ltd.	800	37,784
Lear Corp.	3,087	366,612
Plastic Omnium SA	1,429	47,652
Tenneco, Inc.(1)	928	49,852
Toyota Boshoku Corp.	2,100	41,987
Valeo SA	3,102	468,188
		2,562,621
Automobiles — 0.3%
Fiat Chrysler Automobiles NV	4,513	32,212
Ford Motor Co.	25,820	348,312
Fuji Heavy Industries Ltd.	3,800	142,412
Honda Motor Co., Ltd.	7,800	221,951
Honda Motor Co., Ltd. ADR	8,792	246,000
Isuzu Motors Ltd.	5,700	68,770
Peugeot SA(1)	10,959	172,478
Tesla Motors, Inc.(1)	275	61,388
Thor Industries, Inc.	2,764	179,660
Toyota Motor Corp.	2,200	114,892
		1,588,075
Banks — 2.9%
Australia & New Zealand Banking Group Ltd.	18,932	348,646
Banco Bilbao Vizcaya Argentaria SA	5,300	35,152
Banco Santander SA	25,408	121,308
Bank Hapoalim BM	28,177	145,540
Bank of America Corp.	63,030	932,214
Bank of Hawaii Corp.	3,738	268,575
Bank of Ireland(1)	792,143	241,498
Bank of the Ozarks, Inc.	1,354	52,684
BankUnited, Inc.	5,913	195,720
BB&T Corp.	20,434	743,185
BNP Paribas SA	3,631	201,052
Boston Private Financial Holdings, Inc.	2,360	29,712
Capital Bank Financial Corp., Class A	1,796	55,389
Cathay General Bancorp.	896	27,615
Citigroup, Inc.	18,730	872,256
Comerica, Inc.	4,586	216,001
Commerce Bancshares, Inc.	8,039	393,348
Commonwealth Bank of Australia	229	12,815
CVB Financial Corp.	528	9,266
Eagle Bancorp, Inc.(1)	125	6,436
Erste Group Bank AG(1)	9,880	264,381
FCB Financial Holdings, Inc., Class A(1)	1,742	64,402
FinecoBank Banca Fineco SpA	2,927	21,364
First Financial Bankshares, Inc.	1,201	40,246
Hang Seng Bank Ltd.	10,100	179,235
7

	Shares/ Principal Amount	Value
Home Bancshares, Inc.	147	$6,461
HSBC Holdings plc	55,310	356,522
ING Groep NV CVA	24,540	305,673
Intesa Sanpaolo SpA	185,760	477,031
JPMorgan Chase & Co.	27,231	1,777,367
KBC Groep NV(1)	9,234	546,691
KeyCorp	18,230	233,709
LegacyTexas Financial Group, Inc.	1,562	42,049
Lloyds Banking Group plc	330,242	344,476
M&T Bank Corp.	3,041	363,399
Mitsubishi UFJ Financial Group, Inc.	3,300	16,504
National Australia Bank Ltd.	1,200	23,547
PacWest Bancorp	939	39,138
PNC Financial Services Group, Inc. (The)	12,112	1,086,931
Raiffeisen Bank International AG(1)	1,969	26,344
Seven Bank Ltd.	43,500	160,275
Societe Generale SA	5,100	209,900
Southside Bancshares, Inc.	1,146	33,782
Sumitomo Mitsui Financial Group, Inc.	6,400	209,047
SunTrust Banks, Inc.	11,738	514,359
SVB Financial Group(1)	934	102,927
TCF Financial Corp.	2,664	38,282
Texas Capital Bancshares, Inc.(1)	777	39,813
U.S. Bancorp	22,800	976,296
UMB Financial Corp.	5,319	306,108
United Overseas Bank Ltd.	1,400	18,523
Wells Fargo & Co.	34,222	1,735,740
Westamerica Bancorporation	7,177	349,161
Westpac Banking Corp.	16,918	375,384
		16,193,479
Beverages — 0.7%
Anheuser-Busch InBev SA/NV	1,968	249,297
Boston Beer Co., Inc. (The), Class A(1)	98	15,229
Coca-Cola Bottling Co. Consolidated	195	24,082
Coca-Cola Co. (The)	2,717	121,178
Constellation Brands, Inc., Class A	2,793	427,748
Dr Pepper Snapple Group, Inc.	1,468	134,175
Monster Beverage Corp.(1)	1,238	185,700
PepsiCo, Inc.	21,800	2,205,506
Pernod Ricard SA	1,680	183,019
Remy Cointreau SA	641	53,234
Suntory Beverage & Food Ltd.	6,700	316,440
Treasury Wine Estates Ltd.	6,823	50,990
		3,966,598
Biotechnology — 1.2%
AbbVie, Inc.	19,468	1,225,121
ACADIA Pharmaceuticals, Inc.(1)	392	13,889

8

	Shares/ Principal Amount	Value
Acceleron Pharma, Inc.(1)	182	$6,226
Achillion Pharmaceuticals, Inc.(1)	584	5,460
Actelion Ltd.	1,060	173,930
Aimmune Therapeutics, Inc.(1)	447	6,861
Alder Biopharmaceuticals, Inc.(1)	319	9,592
Amgen, Inc.	9,798	1,547,594
ARIAD Pharmaceuticals, Inc.(1)	830	7,346
Biogen, Inc.(1)	4,280	1,240,044
BioMarin Pharmaceutical, Inc.(1)	1,890	169,439
Celgene Corp.(1)	1,003	105,837
Cepheid, Inc.(1)	285	7,983
Dynavax Technologies Corp.(1)	480	7,963
Eagle Pharmaceuticals, Inc.(1)	134	6,369
Exelixis, Inc.(1)	2,453	15,920
FibroGen, Inc.(1)	228	4,254
Galapagos NV(1)	813	46,839
Genmab A/S(1)	581	104,993
Gilead Sciences, Inc.	16,644	1,449,027
Halozyme Therapeutics, Inc.(1)	916	9,215
Heron Therapeutics, Inc.(1)	216	4,622
Incyte Corp.(1)	3,062	258,463
Innate Pharma SA(1)	1,755	25,541
Kite Pharma, Inc.(1)	174	8,918
Ligand Pharmaceuticals, Inc., Class B(1)	87	10,404
Myriad Genetics, Inc.(1)	275	9,320
Neurocrine Biosciences, Inc.(1)	1,778	88,278
Novavax, Inc.(1)	1,618	9,854
Ophthotech Corp.(1)	123	6,605
Portola Pharmaceuticals, Inc.(1)	267	7,337
Prothena Corp. plc(1)	215	10,436
Radius Health, Inc.(1)	284	10,298
Regeneron Pharmaceuticals, Inc.(1)	506	201,859
Repligen Corp.(1)	170	4,073
Sarepta Therapeutics, Inc.(1)	178	3,726
Spark Therapeutics, Inc.(1)	180	10,071
TESARO, Inc.(1)	160	7,408
Ultragenyx Pharmaceutical, Inc.(1)	199	14,547
United Therapeutics Corp.(1)	694	82,635
Vertex Pharmaceuticals, Inc.(1)	936	87,188
		7,025,485
Building Products — 0.3%
Apogee Enterprises, Inc.	1,006	45,491
Cie de Saint-Gobain	5,010	223,644
Continental Building Products, Inc.(1)	771	17,664
CSW Industrials, Inc.(1)	1,003	33,540
Daikin Industries Ltd.	2,500	214,386
Fortune Brands Home & Security, Inc.	2,435	142,862

9

	Shares/ Principal Amount	Value
Geberit AG	140	$53,521
Kingspan Group plc	678	19,052
Lennox International, Inc.	1,230	168,941
LIXIL Group Corp.	1,500	27,119
Masonite International Corp.(1)	615	42,945
NCI Building Systems, Inc.(1)	589	9,483
Owens Corning	9,328	476,381
PGT, Inc.(1)	1,964	21,054
Trex Co., Inc.(1)	332	14,996
USG Corp.(1)	7,943	229,235
		1,740,314
Capital Markets — 1.0%
Affiliated Managers Group, Inc.(1)	2,060	357,451
Ameriprise Financial, Inc.	6,510	661,872
Ares Management LP	1,856	26,169
BlackRock, Inc.	1,030	374,765
Charles Schwab Corp. (The)	5,489	167,854
Daiwa Securities Group, Inc.	14,000	81,698
Eaton Vance Corp.	1,649	59,958
Evercore Partners, Inc., Class A	625	32,500
Federated Investors, Inc., Class B	1,372	44,343
Franklin Resources, Inc.	3,148	117,578
Goldman Sachs Group, Inc. (The)	3,160	503,957
Ichigo, Inc.	15,500	65,228
Invesco Ltd.	23,280	730,992
Investec plc	19,445	132,029
Julius Baer Group Ltd.	4,910	218,480
Magellan Financial Group Ltd.	2,380	42,453
Man Group plc	77,879	148,778
Northern Trust Corp.	14,281	1,058,222
Partners Group Holding AG	120	50,583
SEI Investments Co.	4,018	206,686
State Street Corp.	5,251	331,128
T. Rowe Price Group, Inc.	2,669	205,673
		5,618,397
Chemicals — 1.1%
Air Products & Chemicals, Inc.	4,546	648,441
Arkema SA	2,480	203,476
Ashland, Inc.	922	104,518
Axalta Coating Systems Ltd.(1)	6,297	177,260
BASF SE	676	52,222
Cabot Corp.	9,002	411,481
Chase Corp.	244	14,333
Dow Chemical Co. (The)	31,377	1,611,523
Innophos Holdings, Inc.	635	24,346
Innospec, Inc.	785	38,120
Koninklijke DSM NV	3,720	221,398

10

	Shares/ Principal Amount	Value
LyondellBasell Industries NV, Class A	6,176	$502,479
Minerals Technologies, Inc.	1,033	59,501
Mitsubishi Chemical Holdings Corp.	26,700	136,086
Mitsui Chemicals, Inc.	16,000	60,252
PolyOne Corp.	697	26,117
PPG Industries, Inc.	7,903	850,995
Scotts Miracle-Gro Co. (The), Class A	1,152	80,064
Sensient Technologies Corp.	440	30,017
Sherwin-Williams Co. (The)	1,754	510,572
Sumitomo Chemical Co. Ltd.	22,000	100,926
Symrise AG	3,511	220,288
Teijin Ltd.	4,000	14,088
W-Scope Corp.	1,200	71,197
		6,169,700
Commercial Services and Supplies — 0.5%
ABM Industries, Inc.	706	24,124
Brink's Co. (The)	930	27,110
Clean Harbors, Inc.(1)	4,954	255,081
Deluxe Corp.	155	10,095
dorma+kaba Holding AG	46	30,219
Downer EDI Ltd.	12,340	34,872
InnerWorkings, Inc.(1)	3,035	26,162
Intrum Justitia AB	1,156	40,453
KAR Auction Services, Inc.	4,806	197,238
Loomis AB, B Shares	1,148	30,333
Multi-Color Corp.	1,050	65,468
Republic Services, Inc.	13,545	653,953
Tyco International plc	39,161	1,669,042
		3,064,150
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	87	6,376
Ciena Corp.(1)	3,880	67,745
Cisco Systems, Inc.	72,727	2,112,719
F5 Networks, Inc.(1)	15	1,653
Infinera Corp.(1)	728	9,544
Juniper Networks, Inc.	567	13,273
NetScout Systems, Inc.(1)	1,256	30,471
Polycom, Inc.(1)	343	4,116
VTech Holdings Ltd.	2,100	22,998
		2,268,895
Construction and Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	1,280	42,227
Chiyoda Corp.	7,000	50,129
CIMIC Group Ltd.	7,698	208,084
Eiffage SA	552	40,720
Peab AB	7,049	58,141
Skanska AB, B Shares	6,579	144,494

11

	Shares/ Principal Amount	Value
Valmont Industries, Inc.	210	$29,047
Vinci SA	2,790	209,819
		782,661
Construction Materials — 0.2%
Buzzi Unicem SpA	3,150	62,597
CRH plc	11,220	340,000
Headwaters, Inc.(1)	1,770	33,612
HeidelbergCement AG	4,900	419,203
Summit Materials, Inc., Class A(1)	1,315	28,601
		884,013
Consumer Finance — 0.5%
American Express Co.	12,896	848,041
Discover Financial Services	22,227	1,262,716
Provident Financial plc	1,475	62,210
Synchrony Financial(1)	16,556	516,547
		2,689,514
Containers and Packaging — 0.4%
Amcor Ltd.	23,980	282,158
Avery Dennison Corp.	2,543	189,148
Ball Corp.	4,754	343,714
Bemis Co., Inc.	1,435	72,238
Berry Plastics Group, Inc.(1)	1,809	70,859
CCL Industries, Inc., Class B	180	32,040
Graphic Packaging Holding Co.	4,505	60,367
Multi Packaging Solutions International Ltd.(1)	3,320	52,522
Smurfit Kappa Group plc	10,700	291,919
Sonoco Products Co.	5,287	252,031
WestRock Co.	17,173	680,223
		2,327,219
Distributors — 0.1%
Burson Group Ltd.	7,850	30,127
LKQ Corp.(1)	8,594	284,203
		314,330
Diversified Consumer Services†
Bright Horizons Family Solutions, Inc.(1)	541	35,051
Chegg, Inc.(1)	2,762	13,479
Houghton Mifflin Harcourt Co.(1)	1,631	28,053
Nord Anglia Education, Inc.(1)	1,057	23,487
		100,070
Diversified Financial Services — 0.6%
Bats Global Markets, Inc.(1)	1,286	35,751
Berkshire Hathaway, Inc., Class B(1)	5,259	739,100
Compass Diversified Holdings	2,017	32,050
Deutsche Boerse AG	3,010	263,740
Element Financial Corp.	3,125	36,651
Financial Products Group Co. Ltd.	5,600	62,253
Japan Exchange Group, Inc.	2,700	36,818

12

	Shares/ Principal Amount	Value
London Stock Exchange Group plc	9,160	$362,849
MarketAxess Holdings, Inc.	142	19,871
Markit Ltd.(1)	3,818	131,225
MSCI, Inc., Class A	2,194	175,059
Nasdaq, Inc.	6,658	439,495
ORIX Corp.	42,900	596,614
S&P Global, Inc.	2,624	293,389
		3,224,865
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	12,278	480,684
Bezeq The Israeli Telecommunication Corp. Ltd.	10,022	19,380
BT Group plc	2,923	18,746
Cellnex Telecom SAU	12,076	194,827
CenturyLink, Inc.	11,782	319,528
Deutsche Telekom AG	9,552	168,667
HKT Trust & HKT Ltd.	25,000	36,226
Iliad SA	900	197,223
Nippon Telegraph & Telephone Corp.	6,300	276,213
Orange SA	13,309	231,231
SBA Communications Corp., Class A(1)	3,477	345,614
Telefonica SA	10,874	113,621
Telstra Corp. Ltd.	27,217	109,961
Verizon Communications, Inc.	19,882	1,011,994
		3,523,915
Electric Utilities — 0.8%
ALLETE, Inc.	503	29,043
Edison International	14,790	1,059,408
EDP - Energias de Portugal SA	17,481	58,253
El Paso Electric Co.	317	14,157
Endesa SA	6,569	135,070
Enel SpA	55,211	250,268
Great Plains Energy, Inc.	6,888	200,992
NextEra Energy, Inc.	1,408	169,129
PG&E Corp.	9,240	555,139
Portland General Electric Co.	262	10,789
PPL Corp.	5,960	229,698
Tokyo Electric Power Co. Holdings, Inc.(1)	26,500	124,681
Westar Energy, Inc.	11,050	622,447
Xcel Energy, Inc.	21,491	889,083
		4,348,157
Electrical Equipment — 0.4%
Acuity Brands, Inc.	324	83,929
AMETEK, Inc.	4,673	223,463
Babcock & Wilcox Enterprises, Inc.(1)	1,025	22,294
Emerson Electric Co.	4,629	240,801
EnerSys	225	13,527
Gamesa Corp. Tecnologica SA	1,899	37,832

13

	Shares/ Principal Amount	Value
Hubbell, Inc.	2,879	$305,951
Legrand SA	4,980	273,919
Nexans SA(1)	2,311	118,924
Prysmian SpA	5,393	131,951
Rockwell Automation, Inc.	6,334	735,061
Vestas Wind Systems A/S	2,711	194,260
		2,381,912
Electronic Equipment, Instruments and Components — 0.5%
Belden, Inc.	628	40,613
CDW Corp.	6,622	281,832
Dolby Laboratories, Inc., Class A	460	21,827
FEI Co.	149	16,010
Fingerprint Cards AB, B Shares(1)	1,900	25,352
Hexagon AB, B Shares	9,550	370,833
Ingram Micro, Inc., Class A	404	13,990
Keyence Corp.	300	190,726
Keysight Technologies, Inc.(1)	12,225	374,452
Murata Manufacturing Co. Ltd.	2,400	280,670
TE Connectivity Ltd.	15,881	952,860
Tongda Group Holdings Ltd.	90,000	19,110
TTM Technologies, Inc.(1)	3,252	25,463
VeriFone Systems, Inc.(1)	12,016	317,222
		2,930,960
Energy Equipment and Services — 0.7%
Atwood Oceanics, Inc.	12,695	135,456
Dril-Quip, Inc.(1)	1,476	90,080
FMC Technologies, Inc.(1)	20,934	570,033
Forum Energy Technologies, Inc.(1)	917	15,387
Frank's International NV	9,332	149,405
Halliburton Co.	22,883	965,205
Helmerich & Payne, Inc.	3,169	193,785
Matrix Service Co.(1)	711	11,781
Petrofac Ltd.	7,175	80,849
Rowan Cos. plc	7,043	119,238
Schlumberger Ltd.	18,670	1,424,521
Subsea 7 SA(1)	17,474	155,197
TGS Nopec Geophysical Co. ASA	4,450	66,971
Transocean Ltd.(1)	1,210	12,137
US Silica Holdings, Inc.	574	16,376
		4,006,421
Food and Staples Retailing — 0.9%
Axfood AB	856	15,763
Casey's General Stores, Inc.	182	21,878
Costco Wholesale Corp.	1,584	235,652
CVS Health Corp.	8,121	783,270
Distribuidora Internacional de Alimentacion SA	3,170	18,958
Jeronimo Martins SGPS SA	22,607	366,238

14

	Shares/ Principal Amount	Value
Koninklijke Ahold NV	6,965	$154,295
Kroger Co. (The)	10,438	373,263
Lawson, Inc.	300	23,759
Metcash Ltd.(1)	11,507	17,049
METRO AG	6,629	217,806
Seven & i Holdings Co. Ltd.	9,300	398,421
Sundrug Co. Ltd.	600	49,686
Sysco Corp.	25,543	1,228,874
Wal-Mart Stores, Inc.	10,588	749,419
Walgreens Boots Alliance, Inc.	4,065	314,631
		4,968,962
Food Products — 1.3%
Amplify Snack Brands, Inc.(1)	1,415	18,466
Associated British Foods plc	3,766	160,580
Bellamy's Australia Ltd.	2,895	22,995
Blue Buffalo Pet Products, Inc.(1)	360	9,302
Cal-Maine Foods, Inc.	1,091	48,550
Calbee, Inc.	7,000	258,545
Campbell Soup Co.	1,516	91,824
Chocoladefabriken Lindt & Spruengli AG	10	61,620
ConAgra Foods, Inc.	12,900	589,530
Dean Foods Co.	20,544	375,544
Ezaki Glico Co. Ltd.	300	16,174
Flowers Foods, Inc.	11,483	215,306
General Mills, Inc.	12,694	796,929
Greencore Group plc	4,622	23,075
Hershey Co. (The)	1,426	132,404
Hormel Foods Corp.	13,153	452,595
Ingredion, Inc.	1,927	226,249
Inventure Foods, Inc.(1)	1,719	12,875
J.M. Smucker Co. (The)	2,175	280,901
Kellogg Co.	7,596	564,915
Kerry Group plc, A Shares	3,590	323,947
Maple Leaf Foods, Inc.	1,900	42,670
Marine Harvest ASA	2,678	44,721
Mead Johnson Nutrition Co.	3,567	293,493
Mondelez International, Inc., Class A	25,281	1,124,752
Nestle SA	1,116	82,409
Pilgrim's Pride Corp.	6,658	165,584
Seaboard Corp.(1)	1	3,020
TreeHouse Foods, Inc.(1)	1,055	99,909
Tyson Foods, Inc., Class A	8,049	513,365
WH Group Ltd.	30,500	23,471
WhiteWave Foods Co. (The), Class A(1)	2,806	125,288
		7,201,008

15

	Shares/ Principal Amount	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	4,056	$295,683
ONE Gas, Inc.	1,615	94,720
Rubis SCA	484	36,684
Southwest Gas Corp.	1,059	73,526
Spire, Inc.	5,338	339,390
UGI Corp.	2,664	114,339
		954,342
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	37,096	1,470,114
ABIOMED, Inc.(1)	161	15,989
Ambu A/S, B Shares	441	17,977
Asahi Intecc Co. Ltd.	700	35,400
Baxter International, Inc.	23,166	999,845
Becton Dickinson and Co.	948	157,795
BioMerieux	260	33,948
Boston Scientific Corp.(1)	19,439	441,460
C.R. Bard, Inc.	3,648	799,058
Cantel Medical Corp.	196	13,020
Cooper Cos., Inc. (The)	1,029	167,531
DexCom, Inc.(1)	1,960	126,400
Edwards Lifesciences Corp.(1)	3,634	357,949
Essilor International SA	2,864	373,951
Haemonetics Corp.(1)	642	17,976
Hologic, Inc.(1)	1,487	51,168
Hoya Corp.	1,800	63,508
ICU Medical, Inc.(1)	164	17,054
Intuitive Surgical, Inc.(1)	253	160,582
LivaNova plc(1)	260	12,691
Medtronic plc	14,193	1,142,253
Nevro Corp.(1)	318	22,171
NuVasive, Inc.(1)	3,393	184,477
Olympus Corp.	7,200	305,269
ResMed, Inc.	1,199	70,813
St. Jude Medical, Inc.	5,435	425,887
STERIS plc	1,923	133,514
Sysmex Corp.	500	36,574
Tandem Diabetes Care, Inc.(1)	1,504	9,851
Teleflex, Inc.	2,249	362,314
Utah Medical Products, Inc.	352	23,035
West Pharmaceutical Services, Inc.	2,141	160,746
Zimmer Biomet Holdings, Inc.	10,316	1,259,687
		9,470,007
Health Care Providers and Services — 1.1%
Adeptus Health, Inc., Class A(1)	591	42,257
Aetna, Inc.	4,406	498,891
American Renal Associates Holdings, Inc.(1)	1,251	35,016

16

	Shares/ Principal Amount	Value
AmerisourceBergen Corp.	3,238	$242,785
AMN Healthcare Services, Inc.(1)	975	36,407
Anthem, Inc.	2,630	347,581
Attendo AB	2,247	22,291
Cardinal Health, Inc.	4,878	385,118
Chartwell Retirement Residences	15,592	176,210
Express Scripts Holding Co.(1)	13,491	1,019,245
Fresenius Medical Care AG & Co. KGaA	4,590	398,351
HCA Holdings, Inc.(1)	4,460	347,969
HealthEquity, Inc.(1)	708	18,273
Laboratory Corp. of America Holdings(1)	3,714	475,206
LifePoint Health, Inc.(1)	8,572	568,238
McKesson Corp.	1,020	186,803
Molina Healthcare, Inc.(1)	232	11,236
PharMerica Corp.(1)	1,683	44,717
Providence Service Corp. (The)(1)	392	18,644
Quest Diagnostics, Inc.	5,733	442,416
Team Health Holdings, Inc.(1)	356	17,077
UDG Healthcare plc	3,290	28,209
UnitedHealth Group, Inc.	127	16,976
Universal Health Services, Inc., Class B	1,202	162,102
VCA, Inc.(1)	6,329	410,942
		5,952,960
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	2,111	28,477
Cerner Corp.(1)	4,170	231,894
CompuGroup Medical SE	753	32,851
Cotiviti Holdings, Inc.(1)	1,532	27,974
Evolent Health, Inc.(1)	1,297	19,870
HMS Holdings Corp.(1)	865	14,294
Medidata Solutions, Inc.(1)	118	5,421
Press Ganey Holdings, Inc.(1)	482	16,403
RaySearch Laboratories AB	2,885	43,320
		420,504
Hotels, Restaurants and Leisure — 0.8%
Accor SA	3,540	154,026
Bloomin' Brands, Inc.	12,785	243,554
Bob Evans Farms, Inc.	334	14,900
Brinker International, Inc.	1,454	65,386
Carnival Corp.	21,157	1,010,035
Carnival plc	5,900	291,308
Cedar Fair LP	384	23,052
Chipotle Mexican Grill, Inc.(1)	268	118,445
Churchill Downs, Inc.	302	37,904
ClubCorp Holdings, Inc.	4,601	55,534
Compass Group plc	13,820	257,608
Dalata Hotel Group plc(1)	8,220	43,169

17

	Shares/ Principal Amount	Value
Darden Restaurants, Inc.	7,679	$520,867
Domino's Pizza Group plc	26,490	404,770
Flight Centre Travel Group Ltd.	1,069	24,422
Hilton Worldwide Holdings, Inc.	4,499	93,489
Las Vegas Sands Corp.	2,931	135,529
Madison Square Garden Co. (The)(1)	140	23,454
Marriott International, Inc., Class A	3,910	258,216
McDonald's Corp.	1,597	194,930
MGM Resorts International(1)	6,655	152,067
Panera Bread Co., Class A(1)	600	131,490
Papa John's International, Inc.	1,976	125,160
Peak Resorts, Inc.	1,069	4,629
Red Robin Gourmet Burgers, Inc.(1)	740	37,525
Sands China Ltd.	49,600	190,211
Star Entertainment Grp Ltd. (The)	9,165	37,426
Starbucks Corp.	464	25,469
Texas Roadhouse, Inc.	759	34,011
Thomas Cook Group plc(1)	12,884	14,257
Vail Resorts, Inc.	217	28,481
Wynn Macau Ltd.	19,600	30,671
Yum! Brands, Inc.	22	1,806
		4,783,801
Household Durables — 0.3%
Berkeley Group Holdings plc	1,970	93,444
Cavco Industries, Inc.(1)	279	27,710
Century Communities, Inc.(1)	1,111	20,120
De' Longhi SpA	961	25,780
Iida Group Holdings Co. Ltd.	5,200	109,039
Installed Building Products, Inc.(1)	620	20,727
Mohawk Industries, Inc.(1)	183	35,994
Newell Brands, Inc.	7,968	379,994
Panasonic Corp.	7,200	67,068
Persimmon plc	2,464	75,015
PulteGroup, Inc.	14,533	272,639
Techtronic Industries Co. Ltd.	11,500	46,247
Tupperware Brands Corp.	175	9,902
Universal Electronics, Inc.(1)	271	17,596
Whirlpool Corp.	1,802	314,665
		1,515,940
Household Products — 0.8%
Central Garden & Pet Co.(1)	695	12,670
Church & Dwight Co., Inc.	1,733	170,666
Clorox Co. (The)	1,074	138,052
Energizer Holdings, Inc.	136	6,437
Kimberly-Clark Corp.	4,787	608,140
Procter & Gamble Co. (The)	33,432	2,709,329
Reckitt Benckiser Group plc	6,660	663,163

18

	Shares/ Principal Amount	Value
Svenska Cellulosa AB SCA, B Shares	9,740	$311,770
		4,620,227
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.	283	12,342
Industrial Conglomerates — 0.5%
3M Co.	4,609	775,787
Carlisle Cos., Inc.	4,219	438,016
CK Hutchison Holdings Ltd.	6,500	75,450
Danaher Corp.	6,260	615,734
DCC plc	756	68,872
General Electric Co.	14,338	433,438
Koninklijke Philips NV	18,286	492,778
Raven Industries, Inc.	1,076	21,692
Siemens AG	770	82,924
		3,004,691
Insurance — 1.9%
Admiral Group plc	9,630	274,489
Aflac, Inc.	9,013	626,043
AIA Group Ltd.	87,000	508,850
Allianz SE	2,490	406,432
Allied World Assurance Co. Holdings Ltd.	2,364	87,657
Allstate Corp. (The)	7,552	509,836
American International Group, Inc.	13,029	754,119
Anicom Holdings, Inc.	1,400	35,627
Aon plc	1,346	147,077
Arthur J Gallagher & Co.	1,512	73,075
Aspen Insurance Holdings Ltd.	532	25,456
Atlas Financial Holdings, Inc.(1)	1,126	20,257
Aviva plc	44,260	288,340
AXA SA	13,946	350,374
Brown & Brown, Inc.	8,286	298,793
Chubb Ltd.	10,748	1,360,804
CNP Assurances	2,160	36,651
Direct Line Insurance Group plc	7,943	43,175
Endurance Specialty Holdings Ltd.	682	46,321
First American Financial Corp.	588	22,485
Hannover Rueck SE	1,441	162,497
Hanover Insurance Group, Inc. (The)	5,070	439,468
Hiscox Ltd.	16,514	235,234
Infinity Property & Casualty Corp.	282	21,976
James River Group Holdings Ltd.	302	10,676
Legal & General Group plc	61,025	211,595
MetLife, Inc.	18,625	848,369
MS&AD Insurance Group Holdings, Inc.	4,800	137,062
Muenchener Rueckversicherungs-Gesellschaft AG	277	52,040
NN Group NV	269	8,984
Primerica, Inc.	906	50,836

19

	Shares/ Principal Amount	Value
ProAssurance Corp.	3,846	$201,877
Prudential Financial, Inc.	4,206	333,326
Prudential plc	13,530	270,427
Reinsurance Group of America, Inc.	4,378	434,035
SCOR SE	2,140	71,551
St. James's Place plc	24,425	328,112
Swiss Reinsurance Co.	2,789	250,561
Torchmark Corp.	2,374	146,310
Universal Insurance Holdings, Inc.	1,618	31,454
Unum Group	13,078	482,840
Validus Holdings Ltd.	623	30,334
Zurich Insurance Group AG	806	195,013
		10,870,438
Internet and Catalog Retail — 0.8%
Amazon.com, Inc.(1)	3,993	2,886,100
ASOS plc(1)	5,126	259,551
Expedia, Inc.	5,312	590,907
Liberty Interactive Corp. QVC Group, Class A(1)	5,111	137,895
Priceline Group, Inc. (The)(1)	69	87,239
Shutterfly, Inc.(1)	379	18,306
TripAdvisor, Inc.(1)	3,020	204,575
Zalando SE(1)	10,602	310,774
		4,495,347
Internet Software and Services — 1.4%
2U, Inc.(1)	561	15,618
Akamai Technologies, Inc.(1)	2,562	139,834
Alphabet, Inc., Class A(1)	5,564	4,166,601
Auto Trader Group plc	79,615	453,170
CoStar Group, Inc.(1)	1,579	326,206
Criteo SA ADR(1)	4,793	215,062
DeNA Co. Ltd.	2,000	40,240
Dip Corp.	2,100	57,367
Facebook, Inc., Class A(1)	16,241	1,929,593
inContact, Inc.(1)	1,476	20,487
j2 Global, Inc.	304	20,359
LinkedIn Corp., Class A(1)	1,805	246,382
LogMeIn, Inc.(1)	622	38,110
Mixi, Inc.	3,800	146,873
Q2 Holdings, Inc.(1)	1,568	39,169
Rightmove plc	301	18,415
		7,873,486
IT Services — 0.9%
Accenture plc, Class A	222	26,411
Alliance Data Systems Corp.(1)	912	202,637
Cap Gemini SA	3,470	330,879
Cognizant Technology Solutions Corp., Class A(1)	2,190	134,554
CoreLogic, Inc.(1)	358	13,343

20

	Shares/ Principal Amount	Value
CSG Systems International, Inc.	1,441	$61,257
CSRA, Inc.	854	21,154
EPAM Systems, Inc.(1)	453	34,659
EVERTEC, Inc.	3,219	49,283
Fidelity National Information Services, Inc.	1,528	113,484
Fiserv, Inc.(1)	3,888	409,523
Global Payments, Inc.	120	9,323
International Business Machines Corp.	6,889	1,059,115
MAXIMUS, Inc.	528	30,439
NTT Data Corp.	1,200	61,986
PayPal Holdings, Inc.(1)	3,341	126,256
Sabre Corp.	7,090	199,725
Science Applications International Corp.	631	34,434
Syntel, Inc.(1)	120	5,530
Teradata Corp.(1)	207	5,866
Travelport Worldwide Ltd.	1,268	16,788
Vantiv, Inc., Class A(1)	4,317	232,125
Visa, Inc., Class A	19,252	1,519,753
Worldpay Group plc(1)	126,272	506,777
		5,205,301
Leisure Products — 0.1%
Amer Sports Oyj	958	28,545
Brunswick Corp.	3,116	149,163
Malibu Boats, Inc.(1)	1,170	15,912
Mattel, Inc.	3,336	106,352
MCBC Holdings, Inc.(1)	1,216	18,702
Nautilus, Inc.(1)	647	13,348
Smith & Wesson Holding Corp.(1)	1,682	40,990
Thule Group AB (The)	1,406	21,575
		394,587
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	4,144	190,168
Bruker Corp.	121	3,194
Eurofins Scientific SE	135	52,347
Illumina, Inc.(1)	475	68,794
Lonza Group AG	635	109,624
PAREXEL International Corp.(1)	540	33,961
Thermo Fisher Scientific, Inc.	4,378	664,449
Waters Corp.(1)	852	117,193
		1,239,730
Machinery — 1.1%
Albany International Corp., Class A	490	19,272
Caterpillar, Inc.	1,617	117,249
Deere & Co.	1,246	102,533
Dynamic Materials Corp.	437	4,593
EnPro Industries, Inc.	939	47,485
GEA Group AG	3,114	144,361

21

	Shares/ Principal Amount	Value
Global Brass & Copper Holdings, Inc.	358	$9,770
Graham Corp.	1,057	19,090
Hino Motors Ltd.	2,300	23,595
Hitachi Construction Machinery Co. Ltd.	4,000	61,841
Hoshizaki Electric Co. Ltd.	200	19,163
Ingersoll-Rand plc	12,673	846,683
ITT, Inc.	4,316	153,261
John Bean Technologies Corp.	514	31,190
KION Group AG	697	38,570
Komatsu Ltd.	8,000	138,168
Kubota Corp.	22,200	326,880
Middleby Corp. (The)(1)	3,416	424,267
OKUMA Corp.	13,000	99,788
Oshkosh Corp.	4,574	209,992
PACCAR, Inc.	9,914	552,706
Parker-Hannifin Corp.	3,289	377,709
Rexnord Corp.(1)	1,538	31,898
Rotork plc	12,050	34,329
Snap-on, Inc.	2,116	342,411
Stanley Black & Decker, Inc.	9,011	1,019,865
Takeuchi Manufacturing Co. Ltd.	1,500	26,062
Toro Co. (The)	285	25,453
WABCO Holdings, Inc.(1)	4,450	480,155
Wabtec Corp.	4,555	352,466
Weir Group plc (The)	10,010	173,831
Woodward, Inc.	471	26,819
Xylem, Inc.	2,264	101,110
		6,382,565
Marine†
Dfds A/S	1,299	64,360
Media — 1.1%
AMC Networks, Inc., Class A(1)	5,209	333,063
APN Outdoor Group Ltd.	10,732	53,055
CBS Corp., Class B	967	53,378
Charter Communications, Inc., Class A(1)	1,209	264,589
Comcast Corp., Class A	17,191	1,088,190
Entercom Communications Corp., Class A	647	8,217
Entravision Communications Corp., Class A	6,952	50,193
Gray Television, Inc.(1)	1,916	22,647
ITV plc	5,800	18,044
Liberty Global plc, Class A(1)	4,240	158,364
Metropole Television SA	1,221	22,409
Pearson plc	12,780	155,206
ProSiebenSat.1 Media SE	3,619	181,946
Publicis Groupe SA	4,230	306,206
Sirius XM Holdings, Inc.(1)	42,992	172,828
Sky plc	9,810	136,897

22

	Shares/ Principal Amount	Value
Stroeer SE & Co. KGaA	769	$41,823
Television Broadcasts Ltd.	3,400	11,551
Time Warner, Inc.	15,452	1,169,098
Townsquare Media, Inc.(1)	621	5,483
Viacom, Inc., Class B	12,258	543,888
Walt Disney Co. (The)	12,166	1,207,111
		6,004,186
Metals and Mining — 0.3%
Agnico-Eagle Mines Ltd. New York Shares	664	29,827
Barrick Gold Corp.	4,673	78,366
Bekaert SA	651	28,973
BHP Billiton Ltd.	4,115	56,746
BHP Billiton plc	10,350	123,371
Boliden AB	965	17,076
Carpenter Technology Corp.	867	27,779
Compass Minerals International, Inc.	294	22,917
Evraz plc(1)	5,792	9,312
Ferroglobe plc	1,990	18,149
Fortescue Metals Group Ltd.	29,340	63,192
Glencore plc	45,804	86,972
Newmont Mining Corp.	2,486	80,571
Norsk Hydro ASA	5,622	22,413
Nucor Corp.	9,521	461,864
OZ Minerals Ltd.	9,686	38,223
Regis Resources Ltd.	12,977	27,387
Rio Tinto Ltd.	9,100	293,927
Rio Tinto plc	9,833	276,644
Silver Wheaton Corp.	2,000	37,240
Steel Dynamics, Inc.	802	19,801
Tokyo Steel Manufacturing Co. Ltd.	4,400	26,423
		1,847,173
Multi-Utilities — 0.3%
A2A SpA	29,007	41,344
Ameren Corp.	3,611	178,925
Centrica plc	78,783	232,547
Consolidated Edison, Inc.	2,777	203,443
E.ON SE	24,868	244,459
Engie SA	10,741	165,461
NorthWestern Corp.	3,122	180,951
Veolia Environnement SA	10,420	233,963
		1,481,093
Multiline Retail — 0.4%
Debenhams plc	8,372	8,967
Dollar General Corp.	1,179	105,992
Dollar Tree, Inc.(1)	8,176	740,255
Marks & Spencer Group plc	11,715	64,425
Ryohin Keikaku Co. Ltd.	2,000	461,101

23

	Shares/ Principal Amount	Value
Target Corp.	12,848	$883,686
		2,264,426
Oil, Gas and Consumable Fuels — 2.6%
Aegean Marine Petroleum Network, Inc.	1,159	7,719
Anadarko Petroleum Corp.	14,655	760,008
Apache Corp.	1,458	83,310
Ardmore Shipping Corp.	1,857	17,604
BP plc	35,468	183,520
Callon Petroleum Co.(1)	2,264	25,787
Carrizo Oil & Gas, Inc.(1)	826	31,801
Chevron Corp.	18,418	1,860,218
Cimarex Energy Co.	2,905	337,793
Concho Resources, Inc.(1)	4,226	512,783
Delek US Holdings, Inc.	431	5,939
Devon Energy Corp.	7,700	277,893
Eni SpA	14,239	217,525
Enviva Partners, LP	1,179	26,976
EQT Corp.	8,881	650,533
Euronav SA(1)	793	8,334
Exxon Mobil Corp.	18,514	1,648,116
Gulfport Energy Corp.(1)	1,952	60,004
Imperial Oil Ltd.	45,451	1,448,429
JX Holdings, Inc.	28,100	109,878
Koninklijke Vopak NV	4,786	249,377
Lundin Petroleum AB(1)	14,213	254,907
Noble Energy, Inc.	15,036	537,537
Occidental Petroleum Corp.	19,906	1,501,709
PBF Energy, Inc., Class A	1,204	31,749
PDC Energy, Inc.(1)	78	4,528
Pioneer Natural Resources Co.	1,553	248,977
PrairieSky Royalty Ltd.	2,070	40,063
Repsol SA	1,700	21,894
Royal Dutch Shell plc, B Shares	25,834	621,304
Royal Dutch Shell plc, Class A	12,010	293,450
Scorpio Tankers, Inc.	2,828	16,629
Statoil ASA	18,520	295,325
Synergy Resources Corp.(1)	1,619	9,779
TOTAL SA	19,667	955,718
TOTAL SA ADR	24,470	1,187,284
World Fuel Services Corp.	4,984	229,114
		14,773,514
Paper and Forest Products†
KapStone Paper and Packaging Corp.	2,067	31,522
UPM-Kymmene Oyj	3,076	59,175
		90,697

24

	Shares/ Principal Amount	Value
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,836	$352,068
Herbalife Ltd.(1)	3,572	206,783
Kao Corp.	3,100	170,796
Kose Corp.	2,700	242,850
		972,497
Pharmaceuticals — 2.0%
Allergan plc(1)	2,400	565,800
AstraZeneca plc	4,433	258,619
Bristol-Myers Squibb Co.	10,193	730,838
Cempra, Inc.(1)	342	6,426
Daiichi Sankyo Co. Ltd.	1,500	34,901
Dermira, Inc.(1)	225	7,141
GlaxoSmithKline plc	7,168	150,017
H. Lundbeck A/S(1)	1,220	47,999
Horizon Pharma plc(1)	568	9,787
Intra-Cellular Therapies, Inc.(1)	146	5,650
Jazz Pharmaceuticals plc(1)	428	64,868
Johnson & Johnson	12,949	1,459,223
Mallinckrodt plc(1)	30	1,901
Merck & Co., Inc.	23,837	1,341,070
Mylan NV(1)	10,075	436,650
Novartis AG	94	7,461
Novo Nordisk A/S, B Shares	8,780	488,340
Ono Pharmaceutical Co. Ltd.	6,400	284,586
Pacira Pharmaceuticals, Inc.(1)	308	14,325
Perrigo Co. plc	776	74,372
Pfizer, Inc.	63,369	2,198,904
Roche Holding AG	4,002	1,050,424
Sanofi	3,190	261,552
Shire plc	8,530	526,298
STADA Arzneimittel AG	1,967	104,746
Supernus Pharmaceuticals, Inc.(1)	709	13,833
Teva Pharmaceutical Industries Ltd.	2,195	114,003
Teva Pharmaceutical Industries Ltd. ADR	7,437	385,757
TherapeuticsMD, Inc.(1)	963	8,609
UCB SA	1,162	83,974
Zoetis, Inc.	10,288	487,857
		11,225,931
Professional Services — 0.2%
Adecco Group AG	278	16,850
Equifax, Inc.	1,752	220,279
Korn / Ferry International	1,189	34,303
Nielsen Holdings plc	5,114	273,036
On Assignment, Inc.(1)	443	16,688
Teleperformance	772	67,326
Temp Holdings Co. Ltd.	2,500	39,915
25

	Shares/ Principal Amount	Value
Verisk Analytics, Inc., Class A(1)	3,556	$282,311
		950,708
Real Estate Investment Trusts (REITs) — 2.8%
Acadia Realty Trust	11,017	373,476
Advance Residence Investment Corp.	53	134,253
Allied Properties Real Estate Investment Trust	4,503	124,615
American Campus Communities, Inc.	5,784	271,964
American Tower Corp.	476	50,351
Apartment Investment & Management Co., Class A	11,151	475,590
Apollo Commercial Real Estate Finance, Inc.	514	8,332
Armada Hoffler Properties, Inc.	1,827	22,107
AvalonBay Communities, Inc.	1,122	201,825
Big Yellow Group plc	7,838	94,677
Blackstone Mortgage Trust, Inc., Class A	579	16,322
Boston Properties, Inc.	945	118,720
British Land Co. plc (The)	4,695	50,320
Camden Property Trust	3,399	289,629
CapitaLand Mall Trust	28,600	42,160
CareTrust REIT, Inc.	1,197	16,028
CBL & Associates Properties, Inc.	929	8,937
Charter Hall Group	28,135	107,163
Chatham Lodging Trust	721	15,638
Colony Starwood Homes	9,236	251,404
Corrections Corp. of America	9,736	327,130
Crown Castle International Corp.	2,379	216,037
CubeSmart	13,081	416,499
CyrusOne, Inc.	508	25,049
Daiwa House Residential Investment Corp.	42	103,165
Derwent London plc	2,540	121,106
Dexus Property Group	17,605	110,190
DiamondRock Hospitality Co.	1,049	9,378
Digital Realty Trust, Inc.	3,691	352,306
Duke Realty Corp.	10,680	252,796
Easterly Government Properties, Inc.	504	9,435
Empire State Realty Trust, Inc.	9,544	180,859
EPR Properties	193	13,757
Equinix, Inc.	1,372	496,664
Extra Space Storage, Inc.	1,236	114,911
First Industrial Realty Trust, Inc.	875	21,665
Goodman Group	46,205	237,436
Great Portland Estates plc	11,436	124,391
H&R Real Estate Investment Trust	4,206	68,061
Healthcare Realty Trust, Inc.	193	6,135
Host Hotels & Resorts, Inc.	25,330	390,082
Hyprop Investments Ltd.	10,927	82,000
Japan Hotel REIT Investment Corp.	51	44,352
Japan Real Estate Investment Corp.	35	205,129

26

	Shares/ Principal Amount	Value
Kimco Realty Corp.	11,559	$325,733
Kite Realty Group Trust	1,511	40,601
Klepierre	4,124	188,636
Lamar Advertising Co., Class A	7,759	504,723
Land Securities Group plc	22,110	373,388
Lexington Realty Trust	2,372	22,415
Liberty Property Trust	11,903	444,220
Link REIT	69,000	423,994
Mack-Cali Realty Corp.	8,091	212,308
Mapletree Industrial Trust	71,200	83,242
Medical Properties Trust, Inc.	1,617	23,770
Merlin Properties Socimi SA	1,973	21,720
MFA Financial, Inc.	899	6,482
MGM Growth Properties LLC, Class A(1)	6,701	154,123
Mori Hills REIT Investment Corp.	143	214,109
New Residential Investment Corp.	547	7,428
Orix JREIT, Inc.	139	220,045
Outfront Media, Inc.	1,226	27,266
Physicians Realty Trust	15,065	286,084
Piedmont Office Realty Trust, Inc., Class A	18,004	360,980
ProLogis, Inc.	9,693	460,708
Retail Properties of America, Inc.	7,402	117,322
Rexford Industrial Realty, Inc.	324	6,448
RioCan Real Estate Investment Trust	3,868	80,908
RLJ Lodging Trust	470	9,630
Ryman Hospitality Properties, Inc.	5,780	283,567
Sabra Health Care REIT, Inc.	1,042	21,819
Safestore Holdings plc	17,296	87,527
Scentre Group	34,733	116,981
Segro plc	13,072	82,907
Simon Property Group, Inc.	5,935	1,172,993
Sovran Self Storage, Inc.	153	16,565
STORE Capital Corp.	8,756	223,541
Summit Hotel Properties, Inc.	1,581	18,498
Sun Communities, Inc.	343	23,952
Sunstone Hotel Investors, Inc.	13,842	166,658
Two Harbors Investment Corp.	2,372	20,115
Unibail-Rodamco SE	1,465	394,305
Urstadt Biddle Properties, Inc., Class A	918	19,425
Ventas, Inc.	6,994	463,912
VEREIT, Inc.	35,635	341,740
Vicinity Centres	25,780	60,742
Vornado Realty Trust	3,451	329,639
Washington Real Estate Investment Trust	317	9,393
Westfield Corp.	28,858	223,588
Weyerhaeuser Co.	18,328	577,332
		15,873,526

27

	Shares/ Principal Amount	Value
Real Estate Management and Development — 0.7%
Ayala Land, Inc.	156,200	$119,242
BR Malls Participacoes SA	19,630	63,014
Bumi Serpong Damai Tbk PT	185,500	24,851
Cheung Kong Property Holdings Ltd.	38,500	241,035
China Overseas Land & Investment Ltd.	26,000	78,126
China Resources Land Ltd.	54,000	129,115
City Developments Ltd.	10,700	63,636
Daikyo, Inc.	7,000	10,746
Daito Trust Construction Co. Ltd.	2,100	305,229
Daiwa House Industry Co. Ltd.	1,700	49,387
Deutsche Wohnen AG	9,565	307,196
Fastighets AB Balder, B Shares(1)	2,237	57,820
FirstService Corp.	561	26,562
Grand City Properties SA	6,978	146,857
Hufvudstaden AB, A Shares	9,755	150,979
Hulic Co. Ltd.	19,000	188,567
Inmobiliaria Colonial SA(1)	276,342	217,998
Jones Lang LaSalle, Inc.	538	63,409
Longfor Properties Co. Ltd.	58,500	79,046
Marcus & Millichap, Inc.(1)	113	2,873
Mitsubishi Estate Co. Ltd.	5,000	96,605
Mitsui Fudosan Co. Ltd.	16,000	393,227
Nexity SA	2,215	119,381
Open House Co. Ltd.	2,525	67,586
Realogy Holdings Corp.(1)	6,730	220,744
Sino Land Co. Ltd.	52,000	79,632
SM Prime Holdings, Inc.	66,500	34,128
Sun Hung Kai Properties Ltd.	18,000	211,717
UNITE Group plc (The)	10,312	98,051
Vonovia SE	2,060	70,607
		3,717,366
Road and Rail — 0.5%
Avis Budget Group, Inc.(1)	621	18,630
Canadian Pacific Railway Ltd., New York Shares	1,645	213,176
Central Japan Railway Co.	1,000	177,270
CSX Corp.	14,890	393,543
DSV A/S	8,822	402,386
Go-Ahead Group plc	1,516	56,320
Heartland Express, Inc.	20,699	382,517
J.B. Hunt Transport Services, Inc.	1,861	153,942
Marten Transport Ltd.	92	1,823
Norfolk Southern Corp.	2,149	180,645
Union Pacific Corp.	7,897	664,848
		2,645,100

28

	Shares/ Principal Amount	Value
Semiconductors and Semiconductor Equipment — 1.5%
Applied Materials, Inc.	99,119	$2,420,486
ARM Holdings plc	5,780	82,626
ASML Holding NV	4,316	429,317
Broadcom Ltd.	1,742	268,895
Cavium, Inc.(1)	333	16,567
Cypress Semiconductor Corp.	1,509	16,041
Disco Corp.	500	47,636
Exar Corp.(1)	3,600	24,588
Integrated Device Technology, Inc.(1)	763	17,816
Intel Corp.	45,587	1,440,093
Kulicke & Soffa Industries, Inc.(1)	2,989	37,333
Lam Research Corp.	8,313	688,400
M/A-COM Technology Solutions Holdings, Inc.(1)	611	21,996
Maxim Integrated Products, Inc.	19,063	723,631
Mellanox Technologies Ltd.(1)	770	36,498
Microsemi Corp.(1)	1,116	37,754
Monolithic Power Systems, Inc.	277	18,927
NVIDIA Corp.	1,244	58,120
NXP Semiconductors NV(1)	8,076	763,101
QUALCOMM, Inc.	13,483	740,486
Semtech Corp.(1)	951	22,387
SMA Solar Technology AG(1)	1,096	60,388
Synaptics, Inc.(1)	176	11,938
Teradyne, Inc.	20,702	410,107
Xilinx, Inc.	5,178	245,385
		8,640,516
Software — 1.9%
Activision Blizzard, Inc.	2,744	107,729
Adobe Systems, Inc.(1)	10,511	1,045,529
Aspen Technology, Inc.(1)	486	18,526
BroadSoft, Inc.(1)	1,008	43,949
Cadence Design Systems, Inc.(1)	656	16,216
Callidus Software, Inc.(1)	1,892	35,116
CDK Global, Inc.	3,991	220,702
Citrix Systems, Inc.(1)	267	22,674
Dassault Systemes SA	3,220	256,380
Electronic Arts, Inc.(1)	15,599	1,197,223
Ellie Mae, Inc.(1)	200	16,942
Guidewire Software, Inc.(1)	2,671	156,788
Intuit, Inc.	3,752	400,188
Manhattan Associates, Inc.(1)	557	36,723
Mentor Graphics Corp.	1,929	41,358
Microsoft Corp.	45,869	2,431,057
Mobileye NV(1)	5,240	198,963
Oracle Corp.	48,390	1,945,278
Paylocity Holding Corp.(1)	469	17,217

29

	Shares/ Principal Amount	Value
Proofpoint, Inc.(1)	206	$12,076
RingCentral, Inc., Class A(1)	1,236	24,399
salesforce.com, inc.(1)	3,573	299,096
SecureWorks Corp., Class A(1)	1,696	23,430
ServiceNow, Inc.(1)	4,657	333,581
Sophos Group plc	6,600	20,074
Splunk, Inc.(1)	4,458	256,112
Symantec Corp.	24,693	428,670
Synchronoss Technologies, Inc.(1)	1,123	39,608
Synopsys, Inc.(1)	4,485	231,740
Tyler Technologies, Inc.(1)	1,665	255,228
UBISOFT Entertainment SA(1)	998	36,811
VMware, Inc., Class A(1)	7,192	435,548
		10,604,931
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	7,532	1,158,723
American Eagle Outfitters, Inc.	4,284	67,002
AutoZone, Inc.(1)	305	232,471
Burlington Stores, Inc.(1)	2,590	156,332
CST Brands, Inc.	10,872	412,375
Destination Maternity Corp.	869	4,571
Express, Inc.(1)	709	10,309
Foot Locker, Inc.	2,217	123,975
Gulliver International Co. Ltd.	4,000	40,493
Home Depot, Inc. (The)	3,378	446,301
Industria de Diseno Textil SA	10,150	342,868
L Brands, Inc.	1,436	98,438
Lowe's Cos., Inc.	2,840	227,569
MarineMax, Inc.(1)	761	12,922
Michaels Cos., Inc. (The)(1)	2,662	78,023
Nitori Holdings Co. Ltd.	2,800	284,716
O'Reilly Automotive, Inc.(1)	3,764	995,315
Penske Automotive Group, Inc.	759	29,996
Ross Stores, Inc.	7,105	379,407
Signet Jewelers Ltd.	1,668	165,082
Tiffany & Co.	427	26,457
TJX Cos., Inc. (The)	7,328	557,807
Tractor Supply Co.	2,613	251,109
Ulta Salon Cosmetics & Fragrance, Inc.(1)	832	193,864
Williams-Sonoma, Inc.	2,955	156,733
		6,452,858
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	34,412	3,436,382
Canon, Inc.	9,200	266,857
EMC Corp.	8,404	234,892
HP, Inc.	27,700	370,626
NetApp, Inc.	4,333	110,621

30

	Shares/ Principal Amount	Value
Seiko Epson Corp.	2,100	$37,853
Silicon Graphics International Corp.(1)	2,081	10,946
Super Micro Computer, Inc.(1)	1,097	28,785
		4,496,962
Textiles, Apparel and Luxury Goods — 0.5%
adidas AG	3,070	393,333
Carter's, Inc.	2,661	267,537
Coach, Inc.	6,948	273,890
Culp, Inc.	728	20,013
Gildan Activewear, Inc.	344	10,249
Kering	1,540	248,712
lululemon athletica, Inc.(1)	1,854	120,565
LVMH Moet Hennessy Louis Vuitton SE	1,440	230,799
Pandora A/S	4,408	655,130
Ralph Lauren Corp.	2,178	205,451
Skechers U.S.A., Inc., Class A(1)	594	18,515
Under Armour, Inc., Class A(1)	2,975	112,247
Under Armour, Inc., Class C(1)	2,975	104,036
		2,660,477
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	23,508	319,239
Essent Group Ltd.(1)	17,465	381,785
		701,024
Tobacco — 0.3%
Altria Group, Inc.	13,792	877,723
Imperial Brands plc	2,475	134,819
Philip Morris International, Inc.	7,469	737,041
		1,749,583
Trading Companies and Distributors — 0.4%
Ashtead Group plc	25,713	363,476
Bunzl plc	11,270	333,640
DXP Enterprises, Inc.(1)	986	13,686
Fastenal Co.	1,731	79,678
GMS, Inc.(1)	689	15,716
HD Supply Holdings, Inc.(1)	3,723	131,422
Howden Joinery Group plc	6,588	48,377
ITOCHU Corp.	9,500	119,377
MSC Industrial Direct Co., Inc., Class A	263	19,712
Rexel SA	18,500	282,927
SiteOne Landscape Supply, Inc.(1)	661	18,594
Titan Machinery, Inc.(1)	1,180	12,591
Travis Perkins plc	890	24,788
United Rentals, Inc.(1)	1,330	92,661
Wolseley plc	7,650	448,846
		2,005,491

31

	Shares/ Principal Amount	Value
Transportation Infrastructure — 0.1%
Flughafen Zuerich AG	300	$52,606
Groupe Eurotunnel SE	18,000	232,221
		284,827
Wireless Telecommunication Services — 0.1%
KDDI Corp.	3,200	93,542
NTT DOCOMO, Inc.	4,300	107,912
Partner Communications Co. Ltd.(1)	5,407	28,897
Vodafone Group plc	29,203	97,641
		327,992
TOTAL COMMON STOCKS (Cost $224,508,944)		265,017,445
U.S. TREASURY SECURITIES — 18.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,646,000	1,955,364
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	13,424
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	968,390
U.S. Treasury Bonds, 3.125%, 8/15/44	120,000	132,190
U.S. Treasury Bonds, 3.00%, 11/15/44	30,000	32,248
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	2,050,000	1,990,382
U.S. Treasury Bonds, 3.00%, 11/15/45	750,000	805,635
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	970,498	1,204,535
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	7,067,520	7,404,379
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,109,140	1,186,469
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	6,859,823	6,962,809
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,389,645	2,421,164
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,367,680	4,654,108
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,122,751	2,246,426
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,116,852	3,240,937
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,630,786	1,639,747
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	4,090,304	4,120,875
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,920,346	3,915,293
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(2)	3,376,758	3,441,436
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,326,754	1,368,405
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,282,513	11,217,582
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,021,600	4,011,731
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,842,470	3,345,101
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,514,595	3,554,342
U.S. Treasury Notes, 3.00%, 9/30/16	10,000,000	10,084,600
U.S. Treasury Notes, 0.75%, 10/31/17	600,000	599,485
U.S. Treasury Notes, 0.875%, 1/31/18	200,000	200,105
U.S. Treasury Notes, 1.00%, 2/15/18	100,000	100,240
U.S. Treasury Notes, 1.00%, 3/15/18	7,800,000	7,817,371
U.S. Treasury Notes, 2.625%, 4/30/18	37,000	38,235
U.S. Treasury Notes, 1.00%, 5/31/18	400,000	400,875
U.S. Treasury Notes, 1.25%, 11/30/18	675,000	679,746
U.S. Treasury Notes, 1.25%, 12/15/18	2,500,000	2,517,432
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	356,125

32

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.50%, 11/30/19	$1,300,000	$1,315,792
U.S. Treasury Notes, 1.25%, 1/31/20	613,000	614,413
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	302,789
U.S. Treasury Notes, 1.375%, 10/31/20	2,350,000	2,354,176
U.S. Treasury Notes, 1.625%, 11/30/20	90,000	91,141
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	257,173
U.S. Treasury Notes, 1.75%, 12/31/20	1,050,000	1,068,334
U.S. Treasury Notes, 1.125%, 2/28/21	300,000	296,719
U.S. Treasury Notes, 2.25%, 4/30/21	900,000	936,985
U.S. Treasury Notes, 1.50%, 2/28/23	2,950,000	2,923,034
U.S. Treasury Notes, 2.25%, 11/15/25	400,000	414,195
TOTAL U.S. TREASURY SECURITIES (Cost $103,399,222)		105,201,937
CORPORATE BONDS — 12.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	60,000	60,416
Bombardier, Inc., 5.50%, 9/15/18(3)	50,000	49,250
Bombardier, Inc., 7.50%, 3/15/25(3)	35,000	30,975
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	130,797
Lockheed Martin Corp., 3.55%, 1/15/26	50,000	53,153
TransDigm, Inc., 6.00%, 7/15/22	55,000	56,238
United Technologies Corp., 6.05%, 6/1/36	51,000	65,685
United Technologies Corp., 5.70%, 4/15/40	75,000	94,733
		541,247
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)	25,000	24,125
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)	65,000	63,294
United Continental Holdings, Inc., 6.375%, 6/1/18	30,000	31,539
		94,833
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	30,000	31,688
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	55,000	56,512
ZF North America Capital, Inc., 4.75%, 4/29/25(3)	50,000	50,187
		138,387
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(3)	40,000	40,152
American Honda Finance Corp., 2.125%, 10/10/18	80,000	81,404
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	70,000	70,330
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	75,000	75,937
Ford Motor Co., 4.75%, 1/15/43	50,000	51,223
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	201,140
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	110,000	116,414
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	273,220
General Motors Co., 5.00%, 4/1/35	70,000	68,561
General Motors Financial Co., Inc., 3.25%, 5/15/18	60,000	61,163
General Motors Financial Co., Inc., 3.10%, 1/15/19	170,000	173,277

33

		Shares/ Principal Amount	Value
General Motors Financial Co., Inc., 5.25%, 3/1/26		$50,000	$53,899
			1,266,720
Banks — 2.7%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	168,117
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	347,268
Bank of America Corp., 6.50%, 8/1/16		$230,000	232,027
Bank of America Corp., 5.75%, 12/1/17		250,000	264,558
Bank of America Corp., 5.70%, 1/24/22		60,000	68,739
Bank of America Corp., 4.10%, 7/24/23		70,000	74,417
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	57,851
Bank of America Corp., MTN, 4.00%, 4/1/24		$120,000	126,508
Bank of America Corp., MTN, 4.20%, 8/26/24		130,000	132,978
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	90,337
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	67,333
Bank of America N.A., 5.30%, 3/15/17		810,000	834,949
Bank of Nova Scotia (The), 1.10%, 12/13/16		150,000	150,151
Bank of Nova Scotia (The), VRN, 1.05%, 6/13/16		1,100,000	1,101,302
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	200,000	260,904
Barclays plc, 5.14%, 10/14/20		$100,000	107,305
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	108,307
BB&T Corp., MTN, 2.05%, 6/19/18		$60,000	60,655
BPCE SA, 4.625%, 7/18/23	EUR	100,000	128,786
BPCE SA, VRN, 2.75%, 7/8/21	EUR	300,000	341,204
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	63,002
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	74,746
Capital One Financial Corp., 4.20%, 10/29/25		255,000	261,029
Citigroup, Inc., 1.75%, 5/1/18		170,000	170,110
Citigroup, Inc., 4.50%, 1/14/22		160,000	174,520
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,192
Citigroup, Inc., 4.45%, 9/29/27		360,000	365,778
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	320,385
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	140,000	186,097
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$170,000	183,364
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	113,897
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	302,443
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	295,000	379,891
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	80,000	112,335
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	307,000	404,013
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	700,169
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	290,000	371,719
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	63,455
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,741
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	90,000	140,986
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	200,000	239,320
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	350,285

34

		Shares/ Principal Amount	Value
JPMorgan Chase & Co., 3.25%, 9/23/22		$70,000	$72,091
JPMorgan Chase & Co., 3.875%, 9/10/24		240,000	245,370
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	242,169
KeyCorp, MTN, 2.30%, 12/13/18		120,000	121,151
KFW, 2.00%, 6/1/16		230,000	230,000
KFW, 3.875%, 1/21/19	EUR	225,000	278,835
KFW, MTN, 4.625%, 1/4/23	EUR	380,000	556,712
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	146,325
Royal Bank of Canada, MTN, VRN, 1.10%, 6/9/16		$1,600,000	1,601,827
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		50,000	53,209
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	300,000	325,739
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	150,000	167,396
U.S. Bancorp, MTN, 3.00%, 3/15/22		$9,000	9,414
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	25,276
U.S. Bank N.A., 2.80%, 1/27/25		250,000	255,213
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,468
Wells Fargo & Co., 3.00%, 4/22/26		180,000	180,165
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,175
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	132,652
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	120,130
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$80,000	83,884
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	126,676
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	119,168
			15,005,218
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		130,000	133,734
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		130,000	135,257
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	201,086
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		30,000	34,602
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		180,000	179,427
Coca-Cola Co. (The), 1.80%, 9/1/16		17,000	17,050
Pernod Ricard SA, 2.95%, 1/15/17(3)		170,000	171,846
			873,002
Biotechnology — 0.3%
AbbVie, Inc., 1.75%, 11/6/17		110,000	110,272
AbbVie, Inc., 2.90%, 11/6/22		120,000	120,717
AbbVie, Inc., 3.60%, 5/14/25		40,000	41,063
AbbVie, Inc., 4.40%, 11/6/42		130,000	128,604
AbbVie, Inc., 4.45%, 5/14/46		10,000	9,920
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		35,000	30,975
Amgen, Inc., 4.10%, 6/15/21		70,000	75,731
Amgen, Inc., 5.375%, 5/15/43		120,000	136,149
Biogen, Inc., 3.625%, 9/15/22		160,000	166,948
Celgene Corp., 3.25%, 8/15/22		90,000	92,072
Celgene Corp., 3.625%, 5/15/24		15,000	15,438
Celgene Corp., 3.875%, 8/15/25		130,000	136,053
Concordia Healthcare Corp., 9.50%, 10/21/22(3)		25,000	25,062

35

		Shares/ Principal Amount	Value
Concordia Healthcare Corp., 7.00%, 4/15/23(3)		$20,000	$18,675
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	121,907
Gilead Sciences, Inc., 3.65%, 3/1/26		150,000	158,160
			1,387,746
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	114,675
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	200,000	283,643
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20	EUR	100,000	115,050
Ameriprise Financial, Inc., 4.00%, 10/15/23		$80,000	85,646
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	177,193
Jefferies Group LLC, 5.125%, 4/13/18		$90,000	93,646
			755,178
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		60,000	60,921
Blue Cube Spinco, Inc., 9.75%, 10/15/23(3)		45,000	52,200
Chemours Co. (The), 6.625%, 5/15/23		25,000	22,562
Dow Chemical Co. (The), 4.25%, 11/15/20		63,000	68,412
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	29,656
Eastman Chemical Co., 2.70%, 1/15/20		110,000	111,883
Eastman Chemical Co., 3.60%, 8/15/22		12,000	12,459
Ecolab, Inc., 4.35%, 12/8/21		160,000	177,720
Hexion, Inc., 6.625%, 4/15/20		50,000	42,625
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	44,772
Mosaic Co. (The), 5.625%, 11/15/43		60,000	63,459
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		20,000	17,850
Tronox Finance LLC, 6.375%, 8/15/20		20,000	15,500
WR Grace & Co-Conn, 5.125%, 10/1/21(3)		30,000	31,181
			751,200
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		20,000	21,050
Clean Harbors, Inc., 5.25%, 8/1/20		25,000	25,594
Covanta Holding Corp., 5.875%, 3/1/24		35,000	35,000
Envision Healthcare Corp., 5.125%, 7/1/22(3)		40,000	40,350
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	35,175
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		35,000	36,662
Republic Services, Inc., 3.55%, 6/1/22		220,000	232,495
Waste Management, Inc., 4.10%, 3/1/45		70,000	72,848
			499,174
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		25,000	26,625
Avaya, Inc., 7.00%, 4/1/19(3)		25,000	18,250
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		15,000	15,624
Cisco Systems, Inc., 5.90%, 2/15/39		27,000	35,713

36

	Shares/ Principal Amount	Value
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	$50,000	$51,625
		147,837
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	60,000	60,375
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(3)	30,000	32,775
Nortek, Inc., 8.50%, 4/15/21	30,000	31,425
Owens Corning, 4.20%, 12/15/22	90,000	92,901
		157,101
Consumer Discretionary†
Newell Brands, Inc., 4.20%, 4/1/26	50,000	52,896
Party City Holdings, Inc., 6.125%, 8/15/23(3)	25,000	25,625
		78,521
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	264,556
American Express Co., 1.55%, 5/22/18	60,000	60,079
American Express Credit Corp., 1.30%, 7/29/16	110,000	110,094
American Express Credit Corp., 2.60%, 9/14/20	60,000	61,312
American Express Credit Corp., MTN, 2.25%, 5/5/21	70,000	70,005
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,273
CIT Group, Inc., 5.00%, 8/15/22	75,000	76,969
Discover Bank, 2.00%, 2/21/18	31,000	30,940
Equifax, Inc., 3.30%, 12/15/22	100,000	103,744
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	30,000	31,500
Navient Corp., 5.00%, 10/26/20	70,000	65,625
Navient Corp., 5.50%, 1/25/23	10,000	8,688
PNC Bank N.A., 6.00%, 12/7/17	340,000	361,325
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	50,000	52,500
Synchrony Financial, 2.60%, 1/15/19	60,000	60,434
Synchrony Financial, 3.00%, 8/15/19	50,000	50,589
		1,658,633
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	45,000	45,996
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(3)	85,000	84,150
Ball Corp., 4.00%, 11/15/23	60,000	58,950
Berry Plastics Corp., 5.125%, 7/15/23	60,000	60,600
BWAY Holding Co., 9.125%, 8/15/21(3)	45,000	43,538
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	135,000	136,687
Novelis, Inc., 8.375%, 12/15/17	20,000	20,475
Novelis, Inc., 8.75%, 12/15/20	30,000	31,275
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	60,000	62,025
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	35,000	36,420
Sealed Air Corp., 5.125%, 12/1/24(3)	45,000	46,462

37

		Shares/ Principal Amount	Value
WestRock RKT Co., 3.50%, 3/1/20		$80,000	$82,178
			708,756
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	70,590
Service Corp. International / US, 5.375%, 5/15/24		35,000	36,400
			106,990
Diversified Financial Services — 1.6%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	121,140
Ally Financial, Inc., 4.125%, 2/13/22		105,000	104,869
Ally Financial, Inc., 5.75%, 11/20/25		70,000	71,137
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	111,916
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	200,000	224,849
Credit Agricole SA, 2.625%, 3/17/27	EUR	200,000	222,269
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	182,606
Deutsche Bank AG, 4.50%, 4/1/25		$20,000	18,587
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	350,000	353,566
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	200,000	265,054
GE Capital International Funding Unlimited Co., 2.34%, 11/15/20(3)		$286,000	291,690
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	131,451
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		150,000	153,349
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	50,705
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	81,164
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	619,651
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		15,000	15,841
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		80,000	81,631
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		17,000	20,737
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		70,000	74,974
Gulf Gate Apartments, VRN, 0.44%, 6/9/16 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)		3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21		90,000	98,855
HSBC Holdings plc, 4.30%, 3/8/26		200,000	209,536
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	300,000	346,452
HUB International Ltd., 7.875%, 10/1/21(3)		$30,000	29,475
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	46,125
Morgan Stanley, 2.50%, 4/21/21		50,000	49,919
Morgan Stanley, 5.00%, 11/24/25		270,000	293,457
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	358,667
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	277,043
Morgan Stanley, MTN, 3.70%, 10/23/24		150,000	155,247
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	420,000	562,982
			8,624,944
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21		$150,000	165,432
AT&T, Inc., 3.60%, 2/17/23		90,000	92,464
AT&T, Inc., 4.45%, 4/1/24		50,000	53,590

38

		Shares/ Principal Amount	Value
AT&T, Inc., 3.40%, 5/15/25		$90,000	$90,007
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	117,803
AT&T, Inc., 6.55%, 2/15/39		$171,000	206,148
AT&T, Inc., 4.30%, 12/15/42		130,000	121,986
British Telecommunications plc, 5.95%, 1/15/18		230,000	246,551
CenturyLink, Inc., 5.625%, 4/1/20		50,000	51,437
CenturyLink, Inc., 7.65%, 3/15/42		40,000	32,900
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		180,000	181,667
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		19,000	21,190
Frontier Communications Corp., 8.50%, 4/15/20		60,000	63,525
Frontier Communications Corp., 10.50%, 9/15/22(3)		85,000	88,719
Frontier Communications Corp., 11.00%, 9/15/25(3)		165,000	168,506
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		120,000	90,000
Level 3 Financing, Inc., 5.375%, 8/15/22		25,000	25,469
Orange SA, 4.125%, 9/14/21		120,000	131,410
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	112,940
Telecom Italia Capital SA, 6.375%, 11/15/33		$70,000	69,825
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	113,780
Verizon Communications, Inc., 3.65%, 9/14/18		$38,000	39,879
Verizon Communications, Inc., 3.50%, 11/1/21		80,000	84,644
Verizon Communications, Inc., 5.15%, 9/15/23		27,000	31,051
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	371,493
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	40,646
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	15,509
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	60,968
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	111,069
Windstream Services LLC, 7.75%, 10/15/20		65,000	61,100
			3,061,708
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		85,000	84,362
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,564
			200,926
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26		$20,000	20,289
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		40,000	31,450
Halliburton Co., 3.80%, 11/15/25		120,000	121,502
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		30,000	17,550
Precision Drilling Corp., 6.50%, 12/15/21		55,000	47,300
Transocean, Inc., 3.75%, 10/15/17		25,000	24,500
Transocean, Inc., 7.125%, 12/15/21		80,000	59,400
Weatherford International Ltd., 9.625%, 3/1/19		25,000	24,750
Weatherford International Ltd., 4.50%, 4/15/22		50,000	39,000
			365,452
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(3)		60,000	60,900

39

	Shares/ Principal Amount	Value
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)	$40,000	$43,500
		104,400
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	110,000	116,216
CVS Health Corp., 5.125%, 7/20/45	60,000	69,932
Dollar General Corp., 3.25%, 4/15/23	100,000	100,987
Dollar Tree, Inc., 5.75%, 3/1/23(3)	30,000	31,837
Horizon Pharma Financing, Inc., 6.625%, 5/1/23	20,000	18,600
Kroger Co. (The), 3.30%, 1/15/21	170,000	178,895
SUPERVALU, Inc., 6.75%, 6/1/21	35,000	30,188
Sysco Corp., 3.30%, 7/15/26	40,000	40,685
Target Corp., 2.50%, 4/15/26	100,000	99,608
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	153,560
Wal-Mart Stores, Inc., 5.625%, 4/1/40	120,000	154,484
		994,992
Food Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(3)	55,000	52,800
Kraft Heinz Foods Co., 3.95%, 7/15/25(3)	50,000	53,353
Kraft Heinz Foods Co., 5.00%, 6/4/42	90,000	98,308
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)	70,000	78,858
Kraft Heinz Foods Co., 4.375%, 6/1/46(3)	20,000	20,118
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	70,000	70,919
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	25,000	25,625
Post Holdings, Inc., 7.375%, 2/15/22	60,000	63,600
Smithfield Foods, Inc., 6.625%, 8/15/22	30,000	31,650
Tyson Foods, Inc., 4.50%, 6/15/22	100,000	110,007
		605,238
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	40,000	39,000
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	137,615
Enbridge, Inc., 4.50%, 6/10/44	60,000	50,355
Energy Transfer Equity LP, 5.875%, 1/15/24	50,000	46,125
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	108,572
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	50,806
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	100,415
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	77,450
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	217,999
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	60,000	57,300
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	195,257
Kinder Morgan, Inc., 4.30%, 6/1/25	40,000	39,228
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	112,266
MPLX LP, 4.875%, 12/1/24(3)	25,000	23,662
MPLX LP, 4.875%, 6/1/25(3)	68,000	64,435
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	25,000	26,375

40

	Shares/ Principal Amount	Value
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	$160,000	$150,376
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	25,000	24,471
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	55,000	56,237
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	90,000	90,337
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	159,246
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	10,000	10,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	35,000	31,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	45,000	46,687
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	18,435
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	67,800
Williams Cos., Inc. (The), 4.55%, 6/24/24	95,000	83,362
Williams Partners LP, 4.125%, 11/15/20	20,000	18,768
Williams Partners LP, 5.10%, 9/15/45	60,000	48,597
		2,152,926
Health Care Equipment and Supplies — 0.2%
Alere, Inc., 6.50%, 6/15/20	70,000	70,525
Becton Dickinson and Co., 3.73%, 12/15/24	180,000	191,105
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	70,000	70,175
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	66,150
Medtronic, Inc., 2.50%, 3/15/20	70,000	71,998
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,794
Medtronic, Inc., 4.375%, 3/15/35	190,000	206,775
St. Jude Medical, Inc., 2.00%, 9/15/18	40,000	40,319
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	60,834
		790,675
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	55,000	55,550
Aetna, Inc., 2.75%, 11/15/22	90,000	89,987
Amsurg Corp., 5.625%, 7/15/22	40,000	40,750
Ascension Health, 3.95%, 11/15/46	30,000	30,908
Centene Corp., 6.125%, 2/15/24(3)	35,000	36,947
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	45,000	45,169
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	70,000	60,507
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	50,000	50,769
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	10,000	9,938
Express Scripts, Inc., 7.25%, 6/15/19	140,000	160,726
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(3)	50,000	52,187
HCA, Inc., 3.75%, 3/15/19	250,000	258,125
HCA, Inc., 4.75%, 5/1/23	130,000	132,925
HCA, Inc., 5.375%, 2/1/25	90,000	91,462
HealthSouth Corp., 5.75%, 11/1/24	25,000	25,469

41

	Shares/ Principal Amount	Value
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	$65,000	$62,725
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	30,705
Kindred Healthcare, Inc., 8.00%, 1/15/20	55,000	55,206
LifePoint Health, Inc., 5.50%, 12/1/21	35,000	36,487
Mylan NV, 3.95%, 6/15/26(3)(5)	90,000	89,308
NYU Hospitals Center, 4.43%, 7/1/42	70,000	73,297
Tenet Healthcare Corp., 5.00%, 3/1/19	50,000	48,500
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,437
Tenet Healthcare Corp., 8.125%, 4/1/22	75,000	75,844
Tenet Healthcare Corp., 6.75%, 6/15/23	60,000	56,625
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	123,968
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	53,901
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	84,295
		1,958,717
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	45,000	46,744
Boyd Gaming Corp., 6.875%, 5/15/23	25,000	26,338
Boyd Gaming Corp., 6.375%, 4/1/26(3)	25,000	25,875
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	60,750
Eldorado Resorts, Inc., 7.00%, 8/1/23	50,000	52,500
FelCor Lodging LP, 5.625%, 3/1/23	25,000	25,625
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(3)	60,000	62,550
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	40,000	41,462
International Game Technology plc, 6.25%, 2/15/22(3)	60,000	61,350
International Game Technology plc, 6.50%, 2/15/25(3)	25,000	25,125
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	62,447
MGM Resorts International, 5.25%, 3/31/20	30,000	31,200
MGM Resorts International, 6.00%, 3/15/23	50,000	52,375
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	35,000	36,925
Scientific Games International, Inc., 7.00%, 1/1/22(3)	40,000	40,600
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	16,300
Station Casinos LLC, 7.50%, 3/1/21	60,000	63,264
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	55,000	53,350
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	24,219
		808,999
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	25,000	20,750
CalAtlantic Group, Inc., 8.375%, 5/15/18	40,000	44,400
KB Home, 4.75%, 5/15/19	25,000	25,063
KB Home, 7.00%, 12/15/21	15,000	15,225
Lennar Corp., 4.75%, 4/1/21	30,000	30,825
Lennar Corp., 4.75%, 5/30/25	20,000	19,700

42

		Shares/ Principal Amount	Value
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		$30,000	$30,300
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(3)		55,000	54,175
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		40,000	40,100
WCI Communities, Inc., 6.875%, 8/15/21		45,000	45,337
William Lyon Homes, Inc., 8.50%, 11/15/20		40,000	41,800
			367,675
Household Products†
Energizer Holdings, Inc, 5.50%, 6/15/25(3)		25,000	24,688
Spectrum Brands, Inc., 5.75%, 7/15/25		50,000	52,500
			77,188
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		90,000	92,833
General Electric Co., 4.125%, 10/9/42		60,000	63,676
General Electric Co., MTN, 2.30%, 4/27/17		33,000	33,300
General Electric Co., MTN, 5.625%, 9/15/17		51,000	53,946
General Electric Co., MTN, 4.375%, 9/16/20		154,000	170,162
General Electric Co., MTN, 4.65%, 10/17/21		100,000	113,171
HD Supply, Inc., 5.25%, 12/15/21(3)		30,000	31,687
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		75,000	71,906
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(3)		20,000	18,450
			649,131
Insurance — 0.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		55,000	56,787
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	63,894
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	200,000	256,673
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	121,659
American International Group, Inc., 4.125%, 2/15/24		$240,000	250,080
American International Group, Inc., 4.50%, 7/16/44		70,000	66,875
American International Group, Inc., MTN, 5.85%, 1/16/18		21,000	22,407
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	121,332
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	73,219
AXA SA, 7.125%, 12/15/20	GBP	110,000	192,248
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$15,000	16,573
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	73,724
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	51,288
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	122,508
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	123,565
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	62,994
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	426,990
Genworth Holdings, Inc., 7.625%, 9/24/21		$45,000	37,912
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	34,537

43

	Shares/ Principal Amount	Value
International Lease Finance Corp., 3.875%, 4/15/18	$120,000	$122,100
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)	110,000	107,874
Lincoln National Corp., 6.25%, 2/15/20	60,000	67,151
Markel Corp., 4.90%, 7/1/22	120,000	130,637
Markel Corp., 3.625%, 3/30/23	30,000	30,328
MetLife, Inc., 4.125%, 8/13/42	9,000	8,746
MetLife, Inc., 4.875%, 11/13/43	70,000	76,073
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	100,000	101,192
Principal Financial Group, Inc., 3.30%, 9/15/22	50,000	51,408
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	12,000	13,421
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	130,000	147,087
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)	60,000	61,867
Travelers Cos., Inc. (The), 4.60%, 8/1/43	60,000	68,633
Travelers Cos., Inc. (The), 4.30%, 8/25/45	30,000	32,492
Voya Financial, Inc., 5.50%, 7/15/22	30,000	33,539
Voya Financial, Inc., 5.70%, 7/15/43	110,000	125,498
WR Berkley Corp., 4.625%, 3/15/22	80,000	85,753
WR Berkley Corp., 4.75%, 8/1/44	50,000	49,654
		3,488,718
Internet Software and Services†
Equinix, Inc., 5.375%, 4/1/23	35,000	36,181
Match Group, Inc., 6.75%, 12/15/22(3)	30,000	31,200
Netflix, Inc., 5.75%, 3/1/24	35,000	36,750
VeriSign, Inc., 4.625%, 5/1/23	25,000	25,438
		129,569
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	40,000	40,300
Fidelity National Information Services, Inc., 4.50%, 10/15/22	90,000	96,613
Fidelity National Information Services, Inc., 3.50%, 4/15/23	70,000	70,899
First Data Corp., 7.00%, 12/1/23(3)	65,000	66,137
First Data Corp., 5.00%, 1/15/24(3)	85,000	85,265
First Data Corp., 5.75%, 1/15/24(3)	25,000	25,094
Xerox Corp., 2.95%, 3/15/17	50,000	50,310
		434,618
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	97,835
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	35,911
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	67,867
		201,613
Machinery†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	16,000	16,538
CNH Industrial Capital LLC, 3.375%, 7/15/19	50,000	49,625
		66,163
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	65,000	60,612
44

	Shares/ Principal Amount	Value
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	$30,000	$31,934
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	222,387
21st Century Fox America, Inc., 4.75%, 9/15/44	12,000	12,713
Altice Financing SA, 6.625%, 2/15/23(3)	120,000	120,450
Altice Financing SA, 7.50%, 5/15/26(3)	35,000	35,044
Altice Luxembourg SA, 7.75%, 5/15/22(3)	75,000	77,109
Altice US Finance I Corp., 5.50%, 5/15/26(3)	50,000	51,125
AMC Entertainment, Inc., 5.75%, 6/15/25	25,000	24,938
CBS Corp., 3.50%, 1/15/25	80,000	82,077
CBS Corp., 4.85%, 7/1/42	50,000	49,647
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	130,000	133,900
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	100,000	102,750
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(3)	290,000	311,331
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	80,000	77,200
Comcast Corp., 6.40%, 5/15/38	110,000	146,937
Comcast Corp., 4.75%, 3/1/44	120,000	134,132
CSC Holdings LLC, 6.75%, 11/15/21	35,000	36,068
Discovery Communications LLC, 5.625%, 8/15/19	130,000	142,369
Discovery Communications LLC, 3.25%, 4/1/23	7,000	6,780
DISH DBS Corp., 6.75%, 6/1/21	50,000	51,915
DISH DBS Corp., 5.00%, 3/15/23	15,000	13,688
DISH DBS Corp., 5.875%, 11/15/24	70,000	65,144
iHeartCommunications, Inc., 9.00%, 3/1/21	50,000	37,500
Lamar Media Corp., 5.00%, 5/1/23	30,000	31,275
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	155,409
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	61,611
Neptune Finco Corp., 6.625%, 10/15/25(3)	50,000	53,526
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	130,000	133,412
Numericable-SFR SA, 6.00%, 5/15/22(3)	110,000	109,917
Numericable-SFR SA, 7.375%, 5/1/26(3)	35,000	35,284
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	31,543
Omnicom Group, Inc., 3.60%, 4/15/26	130,000	133,570
Regal Entertainment Group, 5.75%, 3/15/22	30,000	31,050
RR Donnelley & Sons Co., 6.00%, 4/1/24	35,000	31,325
Sinclair Television Group, Inc., 5.375%, 4/1/21	55,000	57,131
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)	50,000	50,313
TEGNA, Inc., 5.50%, 9/15/24(3)	60,000	62,175
Time Warner Cable, Inc., 4.50%, 9/15/42	110,000	98,373
Time Warner, Inc., 3.60%, 7/15/25	50,000	51,956
Time Warner, Inc., 7.70%, 5/1/32	220,000	294,242
Time Warner, Inc., 5.35%, 12/15/43	50,000	54,915
Univision Communications, Inc., 5.125%, 2/15/25(3)	45,000	44,775
Viacom, Inc., 3.125%, 6/15/22	60,000	58,831

45

		Shares/ Principal Amount	Value
Viacom, Inc., 4.25%, 9/1/23		$80,000	$81,859
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)		95,000	95,475
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		12,000	12,234
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		80,000	87,334
Wind Acquisition Finance SA, 4.75%, 7/15/20(3)		75,000	73,500
WMG Acquisition Corp., 5.625%, 4/15/22(3)		45,000	46,069
			3,944,242
Metals and Mining — 0.1%
Alcoa, Inc., 5.125%, 10/1/24		50,000	48,484
Aleris International, Inc., 9.50%, 4/1/21(3)		10,000	10,300
Allegheny Technologies, Inc., 5.95%, 1/15/21		30,000	24,525
Anglo American Capital plc, 4.875%, 5/14/25(3)		25,000	23,000
ArcelorMittal, 6.50%, 3/1/21		80,000	83,200
Barrick North America Finance LLC, 4.40%, 5/30/21		66,000	69,172
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	29,401
First Quantum Minerals Ltd., 6.75%, 2/15/20(3)		65,000	52,325
Freeport-McMoRan, Inc., 3.55%, 3/1/22		80,000	67,600
Freeport-McMoRan, Inc., 3.875%, 3/15/23		5,000	4,138
Freeport-McMoRan, Inc., 5.40%, 11/14/34		55,000	41,937
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		70,000	67,447
HudBay Minerals, Inc., 9.50%, 10/1/20		20,000	16,700
Kinross Gold Corp., 5.125%, 9/1/21		10,000	9,759
Lundin Mining Corp., 7.875%, 11/1/22(3)		20,000	20,650
Steel Dynamics, Inc., 6.125%, 8/15/19		30,000	31,200
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,924
Teck Resources Ltd., 2.50%, 2/1/18		35,000	35,437
Teck Resources Ltd., 4.75%, 1/15/22		45,000	36,675
			702,874
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	84,511
Calpine Corp., 5.375%, 1/15/23		25,000	24,555
Calpine Corp., 5.75%, 1/15/25		90,000	87,412
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		20,000	19,374
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	61,314
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	133,097
Consumers Energy Co., 2.85%, 5/15/22		30,000	30,800
Consumers Energy Co., 3.375%, 8/15/23		110,000	116,475
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	206,976
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	79,451
Dominion Resources, Inc., 3.625%, 12/1/24		80,000	81,810
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	73,851
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	233,549
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	81,713
Duke Energy Progress, LLC, 4.15%, 12/1/44		9,000	9,605
Dynegy, Inc., 7.375%, 11/1/22		60,000	58,350
Edison International, 3.75%, 9/15/17		110,000	113,242
Engie SA, VRN, 4.75%, 7/10/21	EUR	200,000	243,273

46

		Shares/ Principal Amount	Value
Exelon Corp., 4.45%, 4/15/46		$30,000	$30,451
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	63,097
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	40,849
FirstEnergy Corp., 4.25%, 3/15/23		120,000	124,039
GenOn Energy, Inc., 9.875%, 10/15/20		70,000	50,575
Georgia Power Co., 4.30%, 3/15/42		50,000	53,557
Nisource Finance Corp., 5.65%, 2/1/45		70,000	85,320
NRG Energy, Inc., 6.25%, 7/15/22		125,000	123,398
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	74,929
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,491
RWE AG, 3.50%, 4/21/25	EUR	200,000	170,838
Sempra Energy, 6.50%, 6/1/16		$19,000	19,000
Sempra Energy, 2.875%, 10/1/22		130,000	131,013
Southern Power Co., 5.15%, 9/15/41		40,000	41,868
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	104,350
Talen Energy Supply LLC, 4.625%, 7/15/19(3)		$60,000	55,500
Virginia Electric and Power Co., 4.45%, 2/15/44		50,000	54,528
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	33,283
			3,057,444
Multiline Retail†
J.C. Penney Corp., Inc., 5.65%, 6/1/20		25,000	23,250
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	110,678
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)		20,000	15,300
			149,228
Oil, Gas and Consumable Fuels — 0.8%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		95,000	98,681
Anadarko Petroleum Corp., 5.55%, 3/15/26		40,000	42,715
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	64,521
Antero Resources Corp., 5.125%, 12/1/22		55,000	52,937
Apache Corp., 4.75%, 4/15/43		50,000	48,065
BP Capital Markets plc, 4.50%, 10/1/20		40,000	43,821
BP Capital Markets plc, 2.75%, 5/10/23		100,000	98,512
California Resources Corp., 8.00%, 12/15/22(3)		55,000	40,081
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	16,875
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		45,000	45,338
Cenovus Energy, Inc., 5.70%, 10/15/19		30,000	30,726
Cenovus Energy, Inc., 6.75%, 11/15/39		30,000	28,875
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		60,000	48,375
Chevron Corp., 2.10%, 5/16/21		100,000	100,016
Cimarex Energy Co., 4.375%, 6/1/24		100,000	102,045
Concho Resources, Inc., 6.50%, 1/15/22		50,000	51,875
Concho Resources, Inc., 5.50%, 10/1/22		20,000	20,100
Concho Resources, Inc., 5.50%, 4/1/23		80,000	80,400
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	48,124
CONSOL Energy, Inc., 5.875%, 4/15/22		25,000	20,500

47

		Shares/ Principal Amount	Value
Continental Resources, Inc., 5.00%, 9/15/22		$25,000	$23,750
Continental Resources, Inc., 3.80%, 6/1/24		135,000	118,462
Continental Resources, Inc., 4.90%, 6/1/44		15,000	12,413
Encana Corp., 3.90%, 11/15/21		35,000	31,238
EOG Resources, Inc., 5.625%, 6/1/19		210,000	230,093
EOG Resources, Inc., 4.10%, 2/1/21		70,000	74,609
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20		55,000	35,888
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	141,624
Exxon Mobil Corp., 3.04%, 3/1/26		50,000	51,473
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		40,000	38,000
Halcon Resources Corp., 8.625%, 2/1/20(3)		15,000	14,250
Hess Corp., 6.00%, 1/15/40		80,000	79,639
MEG Energy Corp., 6.50%, 3/15/21(3)		35,000	27,738
Newfield Exploration Co., 5.75%, 1/30/22		115,000	116,437
Noble Energy, Inc., 4.15%, 12/15/21		120,000	122,827
Oasis Petroleum, Inc., 6.875%, 3/15/22		45,000	41,625
Occidental Petroleum Corp., 4.625%, 6/15/45		20,000	21,433
Petrobras Global Finance BV, 8.375%, 5/23/21		55,000	54,571
Phillips 66, 4.30%, 4/1/22		160,000	171,517
QEP Resources, Inc., 5.375%, 10/1/22		50,000	46,750
Range Resources Corp., 5.00%, 8/15/22		45,000	42,469
Sabine Pass LNG LP, 6.50%, 11/1/20		40,000	41,950
Sanchez Energy Corp., 6.125%, 1/15/23		10,000	7,250
Shell International Finance BV, 2.375%, 8/21/22		100,000	100,772
Shell International Finance BV, 3.625%, 8/21/42		70,000	64,717
Shell International Finance BV, 4.55%, 8/12/43		6,000	6,267
Shell International Finance BV, VRN, 0.84%, 8/15/16		1,273,000	1,273,747
SM Energy Co., 5.00%, 1/15/24		25,000	21,503
Statoil ASA, 3.95%, 5/15/43		102,000	99,688
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	49,500
Tesoro Corp., 5.375%, 10/1/22		25,000	25,594
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	10,020
Total Capital SA, 2.125%, 8/10/18		90,000	91,242
Total SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	107,108
Whiting Petroleum Corp., 5.75%, 3/15/21		$60,000	51,150
WPX Energy, Inc., 6.00%, 1/15/22		35,000	31,675
			4,561,571
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		130,000	131,586
International Paper Co., 6.00%, 11/15/41		30,000	33,601
			165,187
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		80,000	81,705
Actavis Funding SCS, 4.55%, 3/15/35		80,000	79,078
Actavis, Inc., 1.875%, 10/1/17		130,000	130,250
Actavis, Inc., 3.25%, 10/1/22		190,000	191,097

48

		Shares/ Principal Amount	Value
Actavis, Inc., 4.625%, 10/1/42		$40,000	$39,318
Bayer AG, VRN, 2.375%, 10/2/22	EUR	50,000	51,228
Capsugel SA, PIK, 7.00%, 5/15/19(3)		$8,000	8,030
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(3)		80,000	69,400
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		9,000	9,330
Merck & Co., Inc., 2.40%, 9/15/22		110,000	111,375
Roche Holdings, Inc., 3.35%, 9/30/24(3)		60,000	63,664
Roche Holdings, Inc., 4.00%, 11/28/44(3)		200,000	217,957
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)		85,000	70,975
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)		95,000	79,563
			1,202,970
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	43,731
American Tower Corp., 3.375%, 10/15/26		60,000	59,183
Boston Properties LP, 3.65%, 2/1/26		40,000	41,749
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		50,000	47,375
Corrections Corp. of America, 4.125%, 4/1/20		35,000	36,225
Crown Castle International Corp., 5.25%, 1/15/23		35,000	38,973
Crown Castle International Corp., 4.45%, 2/15/26		80,000	85,261
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		25,000	25,438
DDR Corp., 3.625%, 2/1/25		80,000	78,516
Essex Portfolio LP, 3.625%, 8/15/22		90,000	93,458
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,329
Hospitality Properties Trust, 4.65%, 3/15/24		160,000	159,922
iStar, Inc., 5.00%, 7/1/19		25,000	23,875
Kilroy Realty LP, 3.80%, 1/15/23		110,000	112,889
Kilroy Realty LP, 4.375%, 10/1/25		30,000	31,628
Senior Housing Properties Trust, 4.75%, 5/1/24		100,000	97,572
Simon Property Group LP, 3.30%, 1/15/26		90,000	93,384
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		40,000	43,918
Welltower, Inc., 2.25%, 3/15/18		30,000	30,198
Welltower, Inc., 3.75%, 3/15/23		100,000	101,469
			1,275,093
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)		45,000	46,519
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	152,417
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	102,824
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	17,310
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	41,703
CSX Corp., 4.25%, 6/1/21		14,000	15,312
CSX Corp., 3.40%, 8/1/24		110,000	115,612
Norfolk Southern Corp., 5.75%, 4/1/18		17,000	18,303
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	93,775

49

	Shares/ Principal Amount	Value
Union Pacific Corp., 4.00%, 2/1/21	$60,000	$65,518
Union Pacific Corp., 4.75%, 9/15/41	120,000	135,457
		758,231
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	25,000	20,906
KLA-Tencor Corp., 4.65%, 11/1/24	30,000	31,952
Lam Research Corp., 3.90%, 6/15/26(5)	50,000	50,795
Micron Technology, Inc., 5.25%, 8/1/23(3)	10,000	8,525
Micron Technology, Inc., 5.50%, 2/1/25	45,000	37,912
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(3)	50,000	52,500
		202,590
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	35,000	36,837
Infor US, Inc., 6.50%, 5/15/22	60,000	55,350
Intuit, Inc., 5.75%, 3/15/17	302,000	313,391
Microsoft Corp., 2.70%, 2/12/25	120,000	122,226
Microsoft Corp., 3.125%, 11/3/25	60,000	63,126
Nuance Communications, Inc., 5.375%, 8/15/20(3)	20,000	20,425
Oracle Corp., 2.50%, 10/15/22	200,000	202,197
Oracle Corp., 3.625%, 7/15/23	60,000	64,895
Oracle Corp., 3.40%, 7/8/24	80,000	84,774
Oracle Corp., 2.95%, 5/15/25	100,000	102,432
Oracle Corp., 4.30%, 7/8/34	20,000	21,354
		1,087,007
Specialty Retail — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	25,000	23,094
Hertz Corp. (The), 6.25%, 10/15/22	65,000	64,919
Home Depot, Inc. (The), 3.35%, 9/15/25	60,000	64,096
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	238,238
Michaels Stores, Inc., 5.875%, 12/15/20(3)	30,000	31,275
Serta Simmons Bedding LLC, 8.125%, 10/1/20(3)	65,000	68,900
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	24,687
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	20,000	19,500
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	104,606
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	68,950
		708,265
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	12,000	11,985
Apple, Inc., 2.85%, 5/6/21	100,000	104,402
Apple, Inc., 3.45%, 5/6/24	220,000	234,519
Apple, Inc., 4.65%, 2/23/46	30,000	32,965
CommScope Technologies Finance LLC, 6.00%, 6/15/25(3)	80,000	81,800
Dell, Inc., 5.875%, 6/15/19	25,000	26,281
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(3)(5)	140,000	141,525
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(3)	170,000	174,827

50

		Shares/ Principal Amount	Value
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(3)		$90,000	$92,220
HP, Inc., 4.30%, 6/1/21		60,000	62,912
NCR Corp., 5.00%, 7/15/22		30,000	29,625
Seagate HDD Cayman, 4.75%, 6/1/23		90,000	75,420
Western Digital Corp., 10.50%, 4/1/24(3)		85,000	88,187
			1,156,668
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)		40,000	40,200
L Brands, Inc., 5.625%, 2/15/22		65,000	69,550
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22		75,000	63,937
			173,687
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		132,000	135,720
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	165,500
Reynolds American, Inc., 4.45%, 6/12/25		130,000	142,895
			444,115
Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.25%, 9/15/21		115,000	93,581
Sprint Corp., 7.875%, 9/15/23		110,000	86,900
Sprint Corp., 7.125%, 6/15/24		110,000	83,394
T-Mobile USA, Inc., 6.63%, 4/28/21		50,000	52,750
T-Mobile USA, Inc., 6.625%, 4/1/23		80,000	85,100
T-Mobile USA, Inc., 6.375%, 3/1/25		60,000	63,075
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,606
			475,406
TOTAL CORPORATE BONDS (Cost $67,972,621)			69,645,368
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.1%
Australia — 0.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	204,000	162,872
Australia Government Bond, 2.75%, 4/21/24	AUD	690,000	519,264
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	210,000	154,195
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	247,000	183,441
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	213,836
			1,233,608
Austria — 0.2%
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	285,000	359,429
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	58,000	75,922
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	125,000	170,790
Austria Government Bond, 1.65%, 10/21/24(3)	EUR	72,000	90,016
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	100,000	176,283
			872,440
Belgium — 0.2%
Belgium Government Bond, 4.00%, 3/28/18(3)	EUR	253,000	304,744
Belgium Government Bond, 2.25%, 6/22/23	EUR	336,000	433,078
Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	68,000	122,927
			860,749

51

		Shares/ Principal Amount	Value
Canada — 0.5%
Canadian Government Bond, 1.50%, 3/1/17	CAD	490,000	$376,306
Canadian Government Bond, 4.00%, 6/1/17	CAD	123,000	96,985
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	289,904
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	256,157
Province of British Columbia, 3.25%, 12/18/21	CAD	257,000	215,021
Province of British Columbia, 2.85%, 6/18/25	CAD	690,000	563,714
Province of Ontario Canada, 4.40%, 6/2/19	CAD	325,000	271,649
Province of Ontario Canada, 4.65%, 6/2/41	CAD	335,000	328,460
Province of Quebec Canada, 3.00%, 9/1/23	CAD	445,000	366,778
Province of Quebec Canada, 5.00%, 12/1/41	CAD	55,000	56,531
			2,821,505
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,300,000	121,356
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	16,000	2,756
Denmark Government Bond, 7.00%, 11/10/24	DKK	563,000	133,032
Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	74,608
			210,396
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(3)	EUR	105,000	134,357
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	142,000	175,024
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	17,000	25,279
			334,660
France — 0.5%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,130,000	1,491,108
France Government Bond OAT, 1.75%, 11/25/24	EUR	564,000	707,125
France Government Bond OAT, 5.50%, 4/25/29	EUR	52,000	92,092
France Government Bond OAT, 3.25%, 5/25/45	EUR	410,000	650,816
			2,941,141
Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	295,000	369,189
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	130,000	165,356
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	342,000	413,902
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	650,000	754,794
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	111,000	190,111
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	71,000	135,744
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	99,000	192,452
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	48,000	100,422
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	106,000	167,270
			2,489,240
Ireland — 0.1%
Ireland Government Bond, 5.90%, 10/18/19	EUR	120,000	161,128
Ireland Government Bond, 3.40%, 3/18/24	EUR	189,000	256,915
			418,043
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	635,000	742,304

52

		Shares/ Principal Amount	Value
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	1,948,000	$2,265,695
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	215,000	347,538
			3,355,537
Japan — 2.7%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	648,800,000	6,264,759
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	85,800,000	832,139
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	221,100,000	2,856,710
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	146,700,000	1,874,671
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	276,150,000	3,071,544
			14,899,823
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600,000	146,890
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,300,000	409,665
Netherlands — 0.2%
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	361,000	466,656
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	271,000	346,350
Netherlands Government Bond, 3.75%, 1/15/42(3)	EUR	63,000	116,214
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	15,000	24,469
			953,689
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	287,000	209,412
Norway — 0.3%
Norway Government Bond, 3.75%, 5/25/21(3)	NOK	12,523,000	1,706,240
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	570,000	156,073
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3)	EUR	1,760,000	1,960,487
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	220,000	161,782
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	76,081
			237,863
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	4,000,000	236,812
Spain — 0.6%
Spain Government Bond, 5.50%, 7/30/17(3)	EUR	150,000	177,888
Spain Government Bond, 4.30%, 10/31/19(3)	EUR	505,000	641,924
Spain Government Bond, 5.85%, 1/31/22(3)	EUR	15,000	21,650
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	729,000	1,010,812
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	715,000	815,782
Spain Government Bond, 4.20%, 1/31/37(3)	EUR	350,000	505,621
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	135,000	225,625
			3,399,302
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,860,000	412,358
Switzerland — 0.2%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	660,000	756,591

53

		Shares/ Principal Amount	Value
Switzerland Government Bond, 2.50%, 3/8/36	CHF	77,000	$115,600
			872,191
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	7,300,000	235,218
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	400,000	122,295
United Kingdom — 0.7%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	490,000	716,550
United Kingdom Gilt, 5.00%, 3/7/25	GBP	405,000	764,611
United Kingdom Gilt, 4.25%, 6/7/32	GBP	117,000	222,976
United Kingdom Gilt, 4.25%, 3/7/36	GBP	289,000	562,103
United Kingdom Gilt, 4.50%, 12/7/42	GBP	495,000	1,047,568
United Kingdom Gilt, 4.25%, 12/7/55	GBP	245,000	566,904
			3,880,712
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $44,802,707)			45,497,705
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 5.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 1.78%, 6/15/16		$68,375	69,430
FHLMC, VRN, 1.84%, 6/15/16		141,047	142,910
FHLMC, VRN, 1.92%, 6/15/16		105,320	107,034
FHLMC, VRN, 1.97%, 6/15/16		137,711	139,697
FHLMC, VRN, 2.05%, 6/15/16		49,484	50,505
FHLMC, VRN, 2.31%, 6/15/16		310,731	317,528
FHLMC, VRN, 2.40%, 6/15/16		75,157	79,567
FHLMC, VRN, 2.64%, 6/15/16		306,031	323,413
FHLMC, VRN, 2.65%, 6/15/16		100,205	106,081
FHLMC, VRN, 2.78%, 6/15/16		21,330	22,539
FHLMC, VRN, 2.79%, 6/15/16		183,154	192,857
FHLMC, VRN, 3.01%, 6/15/16		34,339	35,919
FHLMC, VRN, 3.23%, 6/15/16		138,952	146,415
FHLMC, VRN, 3.65%, 6/15/16		61,128	64,036
FHLMC, VRN, 4.06%, 6/15/16		91,309	95,711
FHLMC, VRN, 4.22%, 6/15/16		147,868	155,813
FHLMC, VRN, 4.65%, 6/15/16		100,119	104,547
FHLMC, VRN, 5.17%, 6/15/16		25,062	26,134
FNMA, VRN, 2.24%, 6/25/16		149,949	156,565
FNMA, VRN, 2.24%, 6/25/16		238,550	248,667
FNMA, VRN, 2.26%, 6/25/16		188,997	197,033
FNMA, VRN, 2.26%, 6/25/16		177,805	184,956
FNMA, VRN, 2.27%, 6/25/16		395,067	408,579
FNMA, VRN, 2.34%, 6/25/16		30,262	31,409
FNMA, VRN, 2.52%, 6/25/16		175,374	185,719
FNMA, VRN, 2.52%, 6/25/16		23,780	25,054
FNMA, VRN, 2.57%, 6/25/16		58,739	61,737
FNMA, VRN, 2.65%, 6/25/16		53,626	56,574
FNMA, VRN, 2.70%, 6/25/16		29,161	30,190

54

	Shares/ Principal Amount	Value
FNMA, VRN, 3.35%, 6/25/16	$122,689	$128,596
FNMA, VRN, 3.62%, 6/25/16	128,129	134,732
FNMA, VRN, 3.94%, 6/25/16	108,547	113,887
FNMA, VRN, 4.78%, 6/25/16	148,513	157,081
		4,300,915
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.7%
FHLMC, 6.50%, 6/1/16	29	29
FHLMC, 4.50%, 1/1/19	107,455	110,234
FHLMC, 8.00%, 7/1/30	3,763	4,767
FHLMC, 6.50%, 5/1/31	8,286	9,455
FHLMC, 5.50%, 12/1/33	126,909	144,518
FHLMC, 5.50%, 1/1/38	204,441	229,612
FHLMC, 6.00%, 2/1/38	245,054	279,637
FHLMC, 6.00%, 11/1/38	192,438	219,013
FHLMC, 6.50%, 7/1/47	8,451	9,349
FNMA, 3.00%, 6/13/16(7)	250,000	256,016
FNMA, 3.50%, 6/13/16(7)	1,900,000	1,988,320
FNMA, 4.00%, 6/13/16(7)	355,000	378,990
FNMA, 4.50%, 6/13/16(7)	50,000	54,447
FNMA, 5.00%, 6/13/16(7)	150,000	166,406
FNMA, 5.50%, 6/13/16(7)	100,000	112,141
FNMA, 5.00%, 9/1/20	148,998	156,183
FNMA, 7.00%, 6/1/26	367	427
FNMA, 7.50%, 3/1/27	890	893
FNMA, 6.50%, 6/1/29	11,411	13,073
FNMA, 7.00%, 7/1/29	1,834	1,995
FNMA, 7.00%, 3/1/30	6,515	7,361
FNMA, 7.50%, 9/1/30	4,186	5,210
FNMA, 6.50%, 9/1/31	21,751	24,927
FNMA, 7.00%, 9/1/31	10,281	11,497
FNMA, 6.50%, 1/1/32	6,476	7,421
FNMA, 5.50%, 6/1/33	93,288	105,896
FNMA, 5.50%, 8/1/33	472,132	532,954
FNMA, 5.50%, 9/1/33	130,073	148,880
FNMA, 5.00%, 11/1/33	464,407	517,823
FNMA, 5.50%, 1/1/34	392,893	442,149
FNMA, 4.50%, 9/1/35	254,725	278,552
FNMA, 5.00%, 2/1/36	420,150	467,209
FNMA, 5.50%, 4/1/36	74,862	84,408
FNMA, 5.00%, 10/1/36	76,098	84,367
FNMA, 5.50%, 12/1/36	162,821	183,045
FNMA, 5.50%, 1/1/37	475,366	534,834
FNMA, 6.50%, 8/1/37	192,188	214,780
FNMA, 5.00%, 4/1/40	817,922	909,144
FNMA, 4.00%, 1/1/41	996,454	1,082,984
FNMA, 5.00%, 6/1/41	701,228	780,498
FNMA, 4.50%, 7/1/41	550,646	603,309
FNMA, 4.50%, 9/1/41	420,970	460,082
FNMA, 4.50%, 9/1/41	1,300,407	1,421,452
FNMA, 4.00%, 12/1/41	972,010	1,050,465

55

	Shares/ Principal Amount	Value
FNMA, 4.00%, 1/1/42	$604,232	$647,356
FNMA, 3.50%, 5/1/42	1,233,842	1,297,169
FNMA, 3.50%, 6/1/42	723,608	762,871
FNMA, 3.00%, 11/1/42	1,348,293	1,384,136
FNMA, 3.50%, 5/1/45	925,906	972,405
FNMA, 3.50%, 2/1/46	1,974,289	2,073,724
FNMA, 6.50%, 8/1/47	11,091	12,366
FNMA, 6.50%, 8/1/47	24,704	27,549
FNMA, 6.50%, 9/1/47	50,864	56,755
FNMA, 6.50%, 9/1/47	2,536	2,828
FNMA, 6.50%, 9/1/47	19,115	21,317
FNMA, 6.50%, 9/1/47	27,800	31,013
FNMA, 6.50%, 9/1/47	7,421	8,274
GNMA, 3.50%, 6/21/16(7)	175,000	184,700
GNMA, 7.00%, 1/15/24	1,756	1,917
GNMA, 8.00%, 7/15/24	4,695	4,961
GNMA, 8.00%, 9/15/24	3,680	3,999
GNMA, 9.00%, 4/20/25	906	1,029
GNMA, 7.00%, 9/15/25	7,567	7,851
GNMA, 7.50%, 10/15/25	4,630	4,798
GNMA, 7.50%, 2/15/26	11,189	12,508
GNMA, 8.25%, 7/15/26	29,294	30,325
GNMA, 7.00%, 12/15/27	15,827	16,135
GNMA, 6.50%, 2/15/28	6,333	7,247
GNMA, 6.50%, 3/15/28	9,795	11,202
GNMA, 6.50%, 4/15/28	1,215	1,390
GNMA, 6.00%, 10/15/28	21,005	24,075
GNMA, 7.00%, 5/15/31	8,685	10,613
GNMA, 5.50%, 11/15/32	70,034	80,281
GNMA, 6.50%, 10/15/38	827,852	1,018,927
GNMA, 4.50%, 5/20/41	676,292	738,686
GNMA, 4.50%, 6/15/41	321,297	360,896
GNMA, 4.00%, 12/15/41	1,250,433	1,341,336
GNMA, 3.50%, 6/20/42	539,628	571,281
GNMA, 3.50%, 7/20/42	413,472	437,725
GNMA, 3.50%, 4/20/45	191,467	202,308
		26,466,705
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,783,401)		30,767,620
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	730,369	736,348
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.91%, 6/1/16	790,869	760,795
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.26%, 6/1/16	320,001	314,735
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.48%, 6/1/16	185,137	179,774
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.87%, 6/1/16	1,324,978	1,333,565

56

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 6/1/16	$1,022,141	$1,020,351
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/16(3)	127,132	127,734
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 6/1/16(3)	347,566	357,822
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 6/1/16(3)	170,195	174,541
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 6/1/16	520,322	527,863
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 6/25/16	538,288	498,267
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 6/1/16(3)	214,406	219,645
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.78%, 6/1/16	36,891	36,557
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.51%, 6/1/16	93,925	92,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 6/1/16	58,711	59,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 3.08%, 6/1/16	51,564	52,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.85%, 6/1/16	113,922	118,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.98%, 6/1/16	866,522	866,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.93%, 6/1/16	122,808	117,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.75%, 6/1/16	122,388	115,325
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.90%, 6/1/16	28,887	27,805
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 6/1/16	83,357	81,805
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	297,667	295,480
		8,114,831
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	326,950	356,269
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,490,447)		8,471,100
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	475,000	488,318
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 6/15/16(3)	450,000	443,841
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	400,000	407,682
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	441,658
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(3)	125,000	129,980
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 6/15/16(3)	768,179	759,222

57

	Shares/ Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 6/15/16(3)	$175,000	$171,801
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	414,247
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/16	425,000	464,085
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 6/1/16	108,000	114,757
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	375,000	404,801
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/16	125,000	130,210
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/16	75,000	81,070
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(3)	75,000	76,071
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	500,000	517,483
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	105,041
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	275,000	281,660
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/16(3)	600,000	627,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 6/15/16(3)	850,000	843,583
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)	600,000	629,418
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,365,778)		7,532,033
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	151,114
Illinois Housing Development Authority Rev., VRDN, 0.41%, 6/2/16 (LIQ FAC: FHLB)	2,150,000	2,150,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	14,006
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	30,000	38,666
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	42,349
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	152,600
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	13,321
New York City GO, 6.27%, 12/1/37	40,000	54,696
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	130,436
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 0.44%, 6/1/16 (LOC: FNMA)	565,000	565,000
Pasadena Public Financing Authority Rev., VRDN, 0.42%, 6/2/16 (SBBPA: Bank of the West)	2,545,000	2,545,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	60,240
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	16,544
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	187,365
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	232,160

58

	Shares/ Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	$10,000	$12,379
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	96,645
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,378
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	133,580
State of California GO, 7.55%, 4/1/39	30,000	46,280
State of California GO, 7.30%, 10/1/39	55,000	80,846
State of California GO, 7.60%, 11/1/40	65,000	101,809
State of Illinois GO, 5.10%, 6/1/33	65,000	62,382
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	93,559
State of Texas GO, 5.52%, 4/1/39	15,000	20,358
State of Washington GO, 5.14%, 8/1/40	5,000	6,411
TOTAL MUNICIPAL SECURITIES (Cost $6,630,009)		7,015,124
ASSET-BACKED SECURITIES(6) — 1.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(3)	193,157	190,622
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	400,000	403,406
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	75,000	75,753
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 6/16/16	375,000	375,211
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 6/16/16(3)	450,000	450,991
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.86%, 6/7/16(3)	332,635	332,088
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.34%, 6/22/16(3)	275,000	275,257
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	79,308	79,229
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	523,457	523,506
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	350,000	349,117
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 6/16/16	8,056	8,056
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.84%, 6/10/16(3)	306,091	305,387
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	83,006	82,907
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	390,622	383,289
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.58%, 6/17/16(3)	461,944	458,741
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(3)	48,862	48,231
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.63%, 6/17/16(3)	523,942	519,735
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	281,689	280,237

59

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(3)	$373,362	$369,520
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	51,516	51,615
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	372,709	371,396
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	239,759	239,726
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(3)	321,236	322,507
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 6/16/16	274,443	274,597
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	69,723	72,948
TOTAL ASSET-BACKED SECURITIES (Cost $6,848,836)		6,844,072
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	110,000	109,910
FNMA, 6.625%, 11/15/30	1,290,000	1,905,107
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,811,192)		2,015,017
COMMERCIAL PAPER(8) — 0.4%
Royal Bank of Canada, 0.73%, 10/14/16	700,000	700,628
Thunder Bay Funding LLC, 0.85%, 6/10/16(3)	1,300,000	1,299,847
TOTAL COMMERCIAL PAPER (Cost $2,000,128)		2,000,475
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	2,620	152,956
iShares MSCI Japan ETF	6,312	74,355
iShares Russell 1000 Growth ETF	2,590	261,072
iShares Russell 1000 Value ETF	1,874	191,842
iShares Russell 2000 Value ETF	122	11,824
iShares Russell Mid-Cap Value ETF	11,925	878,276
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,437,340)		1,570,325
TEMPORARY CASH INVESTMENTS — 2.2%
Federal Home Loan Bank Discount Notes, 0.47%, 9/2/16(8)	$1,825,000	1,825,350
SSgA U.S. Government Money Market Fund, Class N	7,191,151	7,191,151
State Street Institutional Liquid Reserves Fund, Premier Class	2,856,792	2,856,792
U.S. Treasury Bills, 0.30%, 8/11/16(2)(8)	$50,000	49,974
U.S. Treasury Bills, 0.25%, 6/23/16(8)	613,000	612,933
		662,907
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,535,823)		12,536,200
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $517,586,448)		564,114,421
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,621,448)
TOTAL NET ASSETS — 100.0%		$561,492,973

60

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	59,097	USD	43,391	JPMorgan Chase Bank N.A.	6/15/16	$(700)
AUD	72,856	USD	53,494	JPMorgan Chase Bank N.A.	6/15/16	(863)
AUD	106,114	USD	77,632	JPMorgan Chase Bank N.A.	6/15/16	(976)
AUD	99,420	USD	72,735	JPMorgan Chase Bank N.A.	6/15/16	(914)
AUD	216,779	USD	165,085	UBS AG	6/15/16	(8,485)
AUD	233,248	USD	177,627	UBS AG	6/15/16	(9,130)
USD	171,166	AUD	230,944	JPMorgan Chase Bank N.A.	6/15/16	4,334
USD	707,640	AUD	954,774	JPMorgan Chase Bank N.A.	6/15/16	17,916
BRL	203,824	USD	53,772	UBS AG	6/15/16	2,417
BRL	220,740	USD	58,235	UBS AG	6/15/16	2,617
BRL	427,917	USD	120,370	UBS AG	6/15/16	(2,404)
BRL	397,562	USD	111,832	UBS AG	6/15/16	(2,234)
USD	59,006	BRL	220,740	UBS AG	6/15/16	(1,847)
USD	54,484	BRL	203,824	UBS AG	6/15/16	(1,705)
USD	114,539	BRL	427,917	UBS AG	6/15/16	(3,427)
USD	106,414	BRL	397,562	UBS AG	6/15/16	(3,184)
CAD	154,282	USD	118,826	JPMorgan Chase Bank N.A.	6/15/16	(1,178)
CAD	150,234	USD	115,708	JPMorgan Chase Bank N.A.	6/15/16	(1,147)
CAD	232,499	USD	179,514	JPMorgan Chase Bank N.A.	6/15/16	(2,222)
CAD	156,242	USD	119,714	UBS AG	6/15/16	(572)
CAD	146,343	USD	112,130	UBS AG	6/15/16	(536)
CAD	26,218	USD	19,808	Morgan Stanley	6/30/16	184
CAD	24,644	USD	18,619	Morgan Stanley	6/30/16	173
CAD	1,029	USD	778	Morgan Stanley	6/30/16	7
CAD	25,683	USD	19,809	Morgan Stanley	6/30/16	(224)
CAD	11,491	USD	8,856	Morgan Stanley	6/30/16	(93)
CAD	25,883	USD	19,870	Morgan Stanley	6/30/16	(133)
CAD	1,277	USD	980	Morgan Stanley	6/30/16	(7)
CAD	31,946	USD	24,221	Morgan Stanley	6/30/16	139
CAD	1,998	USD	1,515	Morgan Stanley	6/30/16	9
CAD	21,496	USD	16,318	Morgan Stanley	6/30/16	74
CAD	20,773	USD	16,131	Morgan Stanley	6/30/16	(290)
CAD	34,306	USD	26,631	Morgan Stanley	6/30/16	(470)
CAD	789	USD	612	Morgan Stanley	6/30/16	(11)
CAD	1,182	USD	932	Morgan Stanley	6/30/16	(31)
CAD	1,106	USD	875	Morgan Stanley	6/30/16	(32)
CAD	1,442	USD	1,142	Morgan Stanley	6/30/16	(43)
CAD	6,008	USD	4,630	Morgan Stanley	6/30/16	(49)
CAD	807	USD	624	Morgan Stanley	6/30/16	(9)
CAD	728	USD	559	Morgan Stanley	6/30/16	(4)
CAD	7,075	USD	5,391	Morgan Stanley	6/30/16	4
CAD	9,682	USD	7,653	Morgan Stanley	6/30/16	(269)
CAD	9,629	USD	7,465	Morgan Stanley	6/30/16	(123)
USD	42,758	CAD	56,448	JPMorgan Chase Bank N.A.	6/15/16	(287)
USD	116,305	CAD	154,634	JPMorgan Chase Bank N.A.	6/15/16	(1,612)
USD	137,159	CAD	182,361	JPMorgan Chase Bank N.A.	6/15/16	(1,900)
USD	134,570	CAD	177,441	JPMorgan Chase Bank N.A.	6/15/16	(738)
USD	124,290	CAD	163,886	JPMorgan Chase Bank N.A.	6/15/16	(682)

61

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	36,766	CAD	47,248	JPMorgan Chase Bank N.A.	6/15/16	$737
USD	113,977	CAD	144,480	JPMorgan Chase Bank N.A.	6/15/16	3,803
USD	119,702	CAD	157,280	JPMorgan Chase Bank N.A.	6/15/16	(233)
USD	86,188	CAD	113,245	JPMorgan Chase Bank N.A.	6/15/16	(167)
USD	905,990	CAD	1,213,103	UBS AG	6/15/16	(19,063)
USD	258,587	CAD	346,243	UBS AG	6/15/16	(5,441)
USD	516,960	CAD	682,278	Morgan Stanley	6/30/16	(3,315)
USD	287,302	CAD	379,178	Morgan Stanley	6/30/16	(1,842)
USD	549,976	CAD	725,852	Morgan Stanley	6/30/16	(3,526)
USD	27,318	CAD	36,054	Morgan Stanley	6/30/16	(175)
USD	21,547	CAD	27,936	Morgan Stanley	6/30/16	244
USD	710	CAD	935	Morgan Stanley	6/30/16	(3)
USD	5,390	CAD	6,902	Morgan Stanley	6/30/16	126
USD	21,911	CAD	28,060	Morgan Stanley	6/30/16	514
USD	596	CAD	766	Morgan Stanley	6/30/16	12
USD	10,324	CAD	13,261	Morgan Stanley	6/30/16	212
USD	14,970	CAD	18,953	Morgan Stanley	6/30/16	518
USD	12,818	CAD	16,228	Morgan Stanley	6/30/16	443
USD	14,864	CAD	18,800	Morgan Stanley	6/30/16	528
USD	12,756	CAD	16,174	Morgan Stanley	6/30/16	422
USD	18,687	CAD	23,643	Morgan Stanley	6/30/16	658
USD	17,996	CAD	22,669	Morgan Stanley	6/30/16	710
USD	13,570	CAD	17,094	Morgan Stanley	6/30/16	535
USD	21,521	CAD	26,994	Morgan Stanley	6/30/16	937
USD	566	CAD	710	Morgan Stanley	6/30/16	25
USD	534	CAD	680	Morgan Stanley	6/30/16	16
USD	1,041	CAD	1,351	Morgan Stanley	6/30/16	11
USD	14,684	CAD	19,054	Morgan Stanley	6/30/16	154
USD	18,208	CAD	23,512	Morgan Stanley	6/30/16	279
USD	21,068	CAD	27,204	Morgan Stanley	6/30/16	323
USD	630	CAD	828	Morgan Stanley	6/30/16	(1)
USD	16,788	CAD	21,870	Morgan Stanley	6/30/16	112
USD	15,834	CAD	20,627	Morgan Stanley	6/30/16	105
CHF	32,337	USD	32,710	UBS AG	6/15/16	(159)
USD	460,804	CHF	455,551	UBS AG	6/15/16	2,244
CLP	4,941,782	USD	7,224	UBS AG	6/15/16	(100)
CLP	74,947,673	USD	110,902	UBS AG	6/15/16	(2,853)
CLP	80,595,043	USD	119,259	UBS AG	6/15/16	(3,068)
CLP	98,949,348	USD	144,959	UBS AG	6/15/16	(2,308)
CLP	106,476,740	USD	155,987	UBS AG	6/15/16	(2,484)
USD	108,694	CLP	74,862,834	UBS AG	6/15/16	767
USD	117,016	CLP	80,595,046	UBS AG	6/15/16	826
USD	219,879	CLP	147,978,735	UBS AG	6/15/16	6,544
USD	236,455	CLP	159,134,101	UBS AG	6/15/16	7,038
COP	363,087,017	USD	120,503	UBS AG	6/16/16	(3,354)
COP	337,330,224	USD	111,955	UBS AG	6/16/16	(3,116)
COP	330,248,537	USD	107,812	UBS AG	6/16/16	(1,258)
COP	361,262,312	USD	117,936	UBS AG	6/16/16	(1,376)
USD	116,374	COP	363,087,005	UBS AG	6/16/16	(775)
62

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	108,119	COP	337,330,219	UBS AG	6/16/16	$(720)
CZK	217,298	USD	8,893	UBS AG	6/15/16	58
USD	65,299	CZK	1,595,635	UBS AG	6/15/16	(426)
DKK	342,980	USD	50,876	UBS AG	6/15/16	454
USD	67,602	DKK	455,738	UBS AG	6/15/16	(603)
EUR	648,938	USD	729,430	Deutsche Bank	6/15/16	(7,076)
EUR	3,431,307	USD	3,893,281	HSBC Holdings plc	6/15/16	(73,782)
EUR	629,280	USD	696,871	JPMorgan Chase Bank N.A.	6/15/16	3,601
EUR	127,835	USD	145,953	JPMorgan Chase Bank N.A.	6/15/16	(3,655)
EUR	64,951	USD	74,141	JPMorgan Chase Bank N.A.	6/15/16	(1,842)
EUR	399,851	USD	460,128	JPMorgan Chase Bank N.A.	6/15/16	(15,041)
EUR	229,197	USD	261,186	JPMorgan Chase Bank N.A.	6/15/16	(6,060)
EUR	49,395	USD	55,418	JPMorgan Chase Bank N.A.	6/15/16	(435)
EUR	50,457	USD	56,462	JPMorgan Chase Bank N.A.	6/15/16	(297)
EUR	78,510	USD	87,413	JPMorgan Chase Bank N.A.	6/15/16	(21)
EUR	4,752	USD	5,322	UBS AG	6/15/16	(32)
EUR	228,907	USD	256,739	UBS AG	6/15/16	(1,936)
EUR	393,285	USD	445,057	UBS AG	6/15/16	(7,279)
EUR	232,984	USD	261,911	UBS AG	6/15/16	(2,569)
EUR	93,690	USD	105,322	UBS AG	6/15/16	(1,033)
EUR	46,941	USD	53,595	UBS AG	6/15/16	(1,344)
EUR	350	USD	392	UBS AG	6/30/16	(2)
EUR	13,663	USD	15,599	UBS AG	6/30/16	(381)
EUR	600	USD	686	UBS AG	6/30/16	(18)
EUR	2,551	USD	2,886	UBS AG	6/30/16	(44)
EUR	227	USD	257	UBS AG	6/30/16	(4)
EUR	13,456	USD	15,235	UBS AG	6/30/16	(249)
EUR	574	USD	651	UBS AG	6/30/16	(12)
EUR	155	USD	177	UBS AG	6/30/16	(5)
EUR	9,689	USD	11,178	UBS AG	6/30/16	(387)
EUR	147	USD	170	UBS AG	6/30/16	(6)
EUR	41,647	USD	47,969	UBS AG	6/30/16	(1,585)
EUR	3,130	USD	3,605	UBS AG	6/30/16	(119)
EUR	148	USD	170	UBS AG	6/30/16	(6)
EUR	2,369	USD	2,682	UBS AG	6/30/16	(43)
EUR	7,883	USD	8,931	UBS AG	6/30/16	(151)
EUR	296	USD	334	UBS AG	6/30/16	(5)
USD	736,046	EUR	648,938	Deutsche Bank	6/15/16	13,692
USD	3,790,994	EUR	3,431,307	HSBC Holdings plc	6/15/16	(28,505)
USD	9,741,892	EUR	8,797,006	JPMorgan Chase Bank N.A.	6/15/16	(50,340)
USD	71,258	EUR	64,013	JPMorgan Chase Bank N.A.	6/15/16	3
USD	39,502	EUR	35,486	JPMorgan Chase Bank N.A.	6/15/16	2
USD	3,214,000	EUR	2,833,191	JPMorgan Chase Bank N.A.	6/15/16	60,283
USD	102,864	EUR	91,540	JPMorgan Chase Bank N.A.	6/15/16	968
USD	237,399	EUR	208,486	JPMorgan Chase Bank N.A.	6/15/16	5,327
USD	260,979	EUR	228,981	JPMorgan Chase Bank N.A.	6/15/16	6,093
USD	51,341	EUR	45,046	JPMorgan Chase Bank N.A.	6/15/16	1,199
USD	109,175	EUR	95,876	JPMorgan Chase Bank N.A.	6/15/16	2,453
USD	187,650	EUR	166,030	JPMorgan Chase Bank N.A.	6/15/16	2,837

63

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,772	EUR	91,781	JPMorgan Chase Bank N.A.	6/15/16	$3,608
USD	3,269	EUR	2,863	JPMorgan Chase Bank N.A.	6/15/16	82
USD	78,923	EUR	69,723	JPMorgan Chase Bank N.A.	6/15/16	1,312
USD	67,751	EUR	59,853	JPMorgan Chase Bank N.A.	6/15/16	1,126
USD	57,049	EUR	50,574	JPMorgan Chase Bank N.A.	6/15/16	754
USD	44,427	EUR	39,638	JPMorgan Chase Bank N.A.	6/15/16	304
USD	75,743	EUR	67,621	JPMorgan Chase Bank N.A.	6/15/16	472
USD	48,701	EUR	43,741	JPMorgan Chase Bank N.A.	6/15/16	12
USD	150,989	EUR	135,611	JPMorgan Chase Bank N.A.	6/15/16	36
USD	170,489	EUR	149,172	UBS AG	6/15/16	4,440
USD	10,472	EUR	9,174	UBS AG	6/15/16	260
USD	150,073	EUR	131,321	UBS AG	6/15/16	3,895
USD	7,079	EUR	6,320	UBS AG	6/30/16	40
USD	325,650	EUR	290,747	UBS AG	6/30/16	1,834
USD	898,495	EUR	802,196	UBS AG	6/30/16	5,059
USD	34,077	EUR	30,403	UBS AG	6/30/16	216
USD	7,971	EUR	6,982	UBS AG	6/30/16	195
USD	7,820	EUR	6,842	UBS AG	6/30/16	200
USD	8,097	EUR	7,094	UBS AG	6/30/16	196
USD	7,337	EUR	6,415	UBS AG	6/30/16	192
USD	8,105	EUR	7,094	UBS AG	6/30/16	204
USD	8,113	EUR	7,092	UBS AG	6/30/16	214
USD	7,686	EUR	6,741	UBS AG	6/30/16	178
USD	9,644	EUR	8,526	UBS AG	6/30/16	148
USD	175	EUR	155	UBS AG	6/30/16	3
USD	48,835	EUR	43,173	UBS AG	6/30/16	751
USD	239	EUR	212	UBS AG	6/30/16	3
USD	31,258	EUR	27,699	UBS AG	6/30/16	409
USD	235	EUR	207	UBS AG	6/30/16	4
USD	8,261	EUR	7,293	UBS AG	6/30/16	138
USD	8,406	EUR	7,422	UBS AG	6/30/16	141
USD	8,110	EUR	7,157	UBS AG	6/30/16	139
USD	176	EUR	155	UBS AG	6/30/16	3
USD	31,624	EUR	27,996	UBS AG	6/30/16	444
USD	24,596	EUR	21,774	UBS AG	6/30/16	346
USD	8,987	EUR	7,938	UBS AG	6/30/16	147
USD	19,914	EUR	17,554	UBS AG	6/30/16	364
USD	7,633	EUR	6,719	UBS AG	6/30/16	150
USD	162	EUR	143	UBS AG	6/30/16	3
USD	18,360	EUR	16,023	UBS AG	6/30/16	515
USD	9,085	EUR	7,928	UBS AG	6/30/16	255
USD	4,850	EUR	4,204	UBS AG	6/30/16	168
USD	6,420	EUR	5,562	UBS AG	6/30/16	224
USD	172	EUR	150	UBS AG	6/30/16	4
USD	7,676	EUR	6,722	UBS AG	6/30/16	189
USD	16,210	EUR	14,157	UBS AG	6/30/16	443
USD	5,674	EUR	5,009	UBS AG	6/30/16	96
USD	9,631	EUR	8,526	UBS AG	6/30/16	135
USD	9,359	EUR	8,327	UBS AG	6/30/16	85

64

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	297	EUR	265	UBS AG	6/30/16	$3
USD	159	EUR	141	UBS AG	6/30/16	1
USD	10,342	EUR	9,204	UBS AG	6/30/16	92
USD	670	EUR	601	UBS AG	6/30/16	1
USD	3,382	EUR	3,026	UBS AG	6/30/16	11
USD	274	EUR	245	UBS AG	6/30/16	1
USD	11,475	EUR	10,251	UBS AG	6/30/16	58
USD	31,034	EUR	27,724	UBS AG	6/30/16	157
USD	14,267	EUR	12,745	UBS AG	6/30/16	72
USD	14,454	EUR	12,979	UBS AG	6/30/16	(1)
GBP	29,641	USD	42,941	JPMorgan Chase Bank N.A.	6/15/16	(7)
GBP	31,506	USD	45,523	JPMorgan Chase Bank N.A.	6/15/16	112
GBP	67,329	USD	97,284	JPMorgan Chase Bank N.A.	6/15/16	239
GBP	28,060	USD	40,732	JPMorgan Chase Bank N.A.	6/15/16	(88)
GBP	112,840	USD	162,404	UBS AG	6/15/16	1,041
GBP	132,911	USD	191,291	UBS AG	6/15/16	1,226
GBP	37,380	USD	54,650	UBS AG	6/15/16	(506)
GBP	30,361	USD	44,354	UBS AG	6/15/16	(377)
USD	139,673	GBP	98,804	JPMorgan Chase Bank N.A.	6/15/16	(3,441)
USD	91,539	GBP	64,754	JPMorgan Chase Bank N.A.	6/15/16	(2,255)
USD	49,489	GBP	34,828	JPMorgan Chase Bank N.A.	6/15/16	(958)
USD	39,093	GBP	26,931	JPMorgan Chase Bank N.A.	6/15/16	84
USD	409,483	GBP	287,979	UBS AG	6/15/16	(7,643)
USD	2,128,424	GBP	1,496,866	UBS AG	6/15/16	(39,729)
USD	106,494	GBP	75,570	UBS AG	6/15/16	(2,966)
USD	86,896	GBP	61,663	UBS AG	6/15/16	(2,420)
USD	60,151	GBP	40,976	UBS AG	6/15/16	799
HKD	83,812	USD	10,794	JPMorgan Chase Bank N.A.	6/15/16	(7)
HUF	44,080,964	USD	158,913	JPMorgan Chase Bank N.A.	6/15/16	(2,537)
HUF	40,948,987	USD	147,622	JPMorgan Chase Bank N.A.	6/15/16	(2,357)
USD	148,375	HUF	40,948,987	JPMorgan Chase Bank N.A.	6/15/16	3,110
USD	159,723	HUF	44,080,964	JPMorgan Chase Bank N.A.	6/15/16	3,348
IDR	2,317,891,034	USD	173,820	UBS AG	6/15/16	(4,124)
IDR	2,140,261,233	USD	160,500	UBS AG	6/15/16	(3,808)
USD	168,942	IDR	2,317,891,034	UBS AG	6/15/16	(754)
USD	155,996	IDR	2,140,261,233	UBS AG	6/15/16	(696)
ILS	281,620	USD	74,365	JPMorgan Chase Bank N.A.	6/15/16	(1,255)
ILS	281,620	USD	72,315	State Street Bank & Trust Co.	6/15/16	795
USD	72,499	ILS	281,620	JPMorgan Chase Bank N.A.	6/15/16	(611)
USD	78,271	ILS	304,040	JPMorgan Chase Bank N.A.	6/15/16	(660)
USD	74,302	ILS	281,620	State Street Bank & Trust Co.	6/15/16	1,192
INR	11,883,974	USD	174,380	UBS AG	6/15/16	1,939
INR	10,973,254	USD	161,016	UBS AG	6/15/16	1,791
USD	55,326	INR	3,756,665	UBS AG	6/15/16	(410)
USD	58,638	INR	3,981,493	UBS AG	6/15/16	(435)
JPY	36,456,991	USD	324,758	JPMorgan Chase Bank N.A.	6/15/16	4,594
JPY	6,465,641	USD	56,991	JPMorgan Chase Bank N.A.	6/15/16	1,419
JPY	11,387,150	USD	101,271	JPMorgan Chase Bank N.A.	6/15/16	1,601
JPY	29,895,048	USD	264,268	JPMorgan Chase Bank N.A.	6/15/16	5,803

65

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	9,707,047	USD	90,050	JPMorgan Chase Bank N.A.	6/15/16	$(2,357)
JPY	18,443,903	USD	171,100	JPMorgan Chase Bank N.A.	6/15/16	(4,478)
JPY	195,070,584	USD	1,797,264	JPMorgan Chase Bank N.A.	6/15/16	(35,002)
JPY	4,566,919	USD	42,077	JPMorgan Chase Bank N.A.	6/15/16	(820)
JPY	17,040,264	USD	155,381	JPMorgan Chase Bank N.A.	6/15/16	(1,440)
JPY	7,664,770	USD	69,084	JPMorgan Chase Bank N.A.	6/15/16	160
JPY	7,996,892	USD	73,772	JPMorgan Chase Bank N.A.	6/15/16	(1,528)
JPY	4,865,219	USD	44,391	JPMorgan Chase Bank N.A.	6/15/16	(439)
JPY	10,499,201	USD	95,979	JPMorgan Chase Bank N.A.	6/15/16	(1,129)
JPY	8,646,285	USD	78,425	UBS AG	6/15/16	(315)
JPY	8,461,625	USD	79,667	UBS AG	6/15/16	(3,225)
JPY	494,543	USD	4,518	Credit Suisse AG	6/30/16	(47)
JPY	626,957	USD	5,891	Credit Suisse AG	6/30/16	(224)
JPY	735,821	USD	6,771	Credit Suisse AG	6/30/16	(119)
JPY	656,666	USD	5,909	Credit Suisse AG	6/30/16	27
USD	5,854,307	JPY	657,198,684	JPMorgan Chase Bank N.A.	6/15/16	(82,807)
USD	139,667	JPY	15,676,219	JPMorgan Chase Bank N.A.	6/15/16	(1,952)
USD	72,201	JPY	8,103,903	JPMorgan Chase Bank N.A.	6/15/16	(1,009)
USD	110,895	JPY	12,100,885	JPMorgan Chase Bank N.A.	6/15/16	1,576
USD	204,392	JPY	22,802,732	JPMorgan Chase Bank N.A.	6/15/16	(1,608)
USD	276,781	JPY	30,878,729	JPMorgan Chase Bank N.A.	6/15/16	(2,177)
USD	61,632	JPY	6,611,901	JPMorgan Chase Bank N.A.	6/15/16	1,900
USD	55,760	JPY	6,085,367	JPMorgan Chase Bank N.A.	6/15/16	785
USD	68,648	JPY	7,471,543	JPMorgan Chase Bank N.A.	6/15/16	1,150
USD	35,709	JPY	3,945,285	JPMorgan Chase Bank N.A.	6/15/16	68
USD	36,287	JPY	4,005,961	JPMorgan Chase Bank N.A.	6/15/16	97
USD	68,541	JPY	7,535,076	JPMorgan Chase Bank N.A.	6/15/16	469
USD	45,456	JPY	5,041,028	JPMorgan Chase Bank N.A.	6/15/16	(85)
USD	42,507	JPY	4,714,040	JPMorgan Chase Bank N.A.	6/15/16	(79)
USD	85,528	JPY	9,429,410	UBS AG	6/15/16	343
USD	172,206	JPY	18,691,124	UBS AG	6/15/16	3,351
USD	109,357	JPY	11,615,108	UBS AG	6/15/16	4,427
USD	125,363	JPY	14,077,961	Credit Suisse AG	6/30/16	(1,894)
USD	5,152	JPY	561,160	Credit Suisse AG	6/30/16	79
USD	4,350	JPY	472,761	Credit Suisse AG	6/30/16	77
USD	5,947	JPY	660,185	Credit Suisse AG	6/30/16	(20)
USD	6,335	JPY	704,519	Credit Suisse AG	6/30/16	(33)
USD	4,994	JPY	528,642	Credit Suisse AG	6/30/16	215
USD	5,239	JPY	570,461	Credit Suisse AG	6/30/16	82
USD	4,876	JPY	531,521	Credit Suisse AG	6/30/16	72
KRW	799,149,627	USD	659,800	UBS AG	6/15/16	11,182
KRW	122,963,600	USD	106,214	UBS AG	6/15/16	(2,971)
KRW	118,298,289	USD	102,184	UBS AG	6/15/16	(2,858)
KRW	45,885,884	USD	40,005	UBS AG	6/15/16	(1,478)
KRW	38,697,086	USD	33,068	UBS AG	6/15/16	(577)
KRW	185,130,867	USD	156,031	UBS AG	6/15/16	(592)
KRW	174,046,310	USD	146,689	UBS AG	6/15/16	(556)
USD	101,522	KRW	122,963,604	UBS AG	6/15/16	(1,721)
USD	125,062	KRW	145,541,391	UBS AG	6/15/16	2,863

66

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	117,562	KRW	136,812,452	UBS AG	6/15/16	$2,691
USD	79,280	KRW	94,204,295	UBS AG	6/15/16	184
USD	80,405	KRW	95,541,365	UBS AG	6/15/16	187
MXN	1,424,756	USD	80,709	JPMorgan Chase Bank N.A.	6/15/16	(3,622)
MXN	1,302,734	USD	73,797	JPMorgan Chase Bank N.A.	6/15/16	(3,312)
MXN	1,299,421	USD	72,195	JPMorgan Chase Bank N.A.	6/15/16	(1,889)
MXN	1,232,877	USD	68,498	JPMorgan Chase Bank N.A.	6/15/16	(1,793)
MXN	1,459,965	USD	79,627	JPMorgan Chase Bank N.A.	6/15/16	(636)
MXN	1,471,997	USD	80,283	JPMorgan Chase Bank N.A.	6/15/16	(641)
MXN	1,510,005	USD	82,009	JPMorgan Chase Bank N.A.	6/15/16	(310)
MXN	1,366,099	USD	74,193	JPMorgan Chase Bank N.A.	6/15/16	(280)
USD	272,679	MXN	4,928,039	JPMorgan Chase Bank N.A.	6/15/16	6,047
USD	92,005	MXN	1,662,779	JPMorgan Chase Bank N.A.	6/15/16	2,040
MYR	723,349	USD	176,212	UBS AG	6/15/16	(591)
MYR	198,818	USD	48,433	UBS AG	6/15/16	(162)
MYR	411,722	USD	104,036	UBS AG	6/15/16	(4,074)
MYR	430,168	USD	108,697	UBS AG	6/15/16	(4,257)
USD	97,588	MYR	403,917	UBS AG	6/15/16	(478)
USD	91,440	MYR	378,472	UBS AG	6/15/16	(448)
USD	107,212	MYR	435,443	UBS AG	6/15/16	1,492
USD	105,579	MYR	428,810	UBS AG	6/15/16	1,469
USD	116,505	MYR	478,659	UBS AG	6/15/16	292
USD	106,985	MYR	439,546	UBS AG	6/15/16	268
NOK	268,382	USD	31,387	Barclays Bank plc	6/15/16	694
NOK	843,611	USD	98,659	Barclays Bank plc	6/15/16	2,181
NOK	658,914	USD	80,925	Barclays Bank plc	6/15/16	(2,163)
NOK	12,925	USD	1,587	Barclays Bank plc	6/15/16	(42)
NOK	927,268	USD	111,869	UBS AG	6/15/16	(1,029)
NOK	990,638	USD	119,514	UBS AG	6/15/16	(1,100)
NOK	983,766	USD	119,658	UBS AG	6/15/16	(2,065)
NOK	916,629	USD	111,492	UBS AG	6/15/16	(1,924)
USD	109,186	NOK	927,296	Barclays Bank plc	6/15/16	(1,657)
USD	100,854	NOK	856,536	Barclays Bank plc	6/15/16	(1,530)
USD	108,550	NOK	922,360	JPMorgan Chase Bank N.A.	6/15/16	(1,703)
USD	117,314	NOK	996,828	JPMorgan Chase Bank N.A.	6/15/16	(1,840)
USD	857,148	NOK	6,978,478	JPMorgan Chase Bank N.A.	6/15/16	22,986
USD	780,539	NOK	6,354,769	JPMorgan Chase Bank N.A.	6/15/16	20,931
USD	118,192	NOK	984,171	UBS AG	6/15/16	551
USD	111,295	NOK	926,737	UBS AG	6/15/16	519
USD	1,587	NOK	12,925	UBS AG	6/15/16	42
USD	80,891	NOK	658,914	UBS AG	6/15/16	2,128
NZD	171,717	USD	118,795	UBS AG	6/15/16	(2,690)
NZD	157,052	USD	108,650	UBS AG	6/15/16	(2,460)
NZD	158,818	USD	109,501	UBS AG	6/15/16	(2,117)
NZD	173,619	USD	119,705	UBS AG	6/15/16	(2,314)
USD	25,901	NZD	38,510	JPMorgan Chase Bank N.A.	6/15/16	(137)
USD	90,401	NZD	134,407	JPMorgan Chase Bank N.A.	6/15/16	(478)
USD	78,158	NZD	114,395	JPMorgan Chase Bank N.A.	6/15/16	810
USD	69,354	NZD	101,510	JPMorgan Chase Bank N.A.	6/15/16	719

67

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	234,477	NZD	346,314	UBS AG	6/15/16	$319
USD	219,038	NZD	323,511	UBS AG	6/15/16	298
PHP	7,643,905	USD	163,962	UBS AG	6/15/16	(593)
PHP	8,278,307	USD	177,570	UBS AG	6/15/16	(643)
USD	175,518	PHP	8,278,307	UBS AG	6/15/16	(1,409)
USD	162,067	PHP	7,643,905	UBS AG	6/15/16	(1,301)
PLN	596,739	USD	156,340	JPMorgan Chase Bank N.A.	6/15/16	(5,072)
PLN	563,518	USD	147,636	JPMorgan Chase Bank N.A.	6/15/16	(4,790)
PLN	266,472	USD	69,974	JPMorgan Chase Bank N.A.	6/15/16	(2,426)
PLN	301,333	USD	79,128	JPMorgan Chase Bank N.A.	6/15/16	(2,743)
PLN	113,566	USD	29,655	JPMorgan Chase Bank N.A.	6/15/16	(867)
PLN	113,566	USD	28,925	State Street Bank & Trust Co.	6/15/16	(137)
PLN	221,583	USD	57,898	State Street Bank & Trust Co.	6/15/16	(1,728)
USD	146,332	PLN	553,945	JPMorgan Chase Bank N.A.	6/15/16	5,912
USD	157,985	PLN	598,056	JPMorgan Chase Bank N.A.	6/15/16	6,383
USD	77,095	PLN	300,643	JPMorgan Chase Bank N.A.	6/15/16	885
USD	70,100	PLN	273,366	JPMorgan Chase Bank N.A.	6/15/16	805
USD	57,861	PLN	221,583	JPMorgan Chase Bank N.A.	6/15/16	1,692
USD	72,363	PLN	285,530	JPMorgan Chase Bank N.A.	6/15/16	(16)
USD	78,320	PLN	309,036	JPMorgan Chase Bank N.A.	6/15/16	(18)
USD	56,436	PLN	221,583	State Street Bank & Trust Co.	6/15/16	267
USD	29,674	PLN	113,566	State Street Bank & Trust Co.	6/15/16	886
RUB	3,434,791	USD	47,181	UBS AG	6/15/16	4,152
RUB	8,065,802	USD	118,458	UBS AG	6/15/16	2,085
RUB	7,569,889	USD	111,175	UBS AG	6/15/16	1,957
USD	121,345	RUB	8,065,802	UBS AG	6/15/16	802
USD	114,924	RUB	7,638,971	UBS AG	6/15/16	760
SEK	832,617	USD	100,081	Barclays Bank plc	6/15/16	(214)
SEK	802,781	USD	96,495	Barclays Bank plc	6/15/16	(206)
SEK	1,409,753	USD	174,926	Barclays Bank plc	6/15/16	(5,835)
SEK	898,258	USD	108,855	UBS AG	6/15/16	(1,114)
SEK	996,150	USD	120,718	UBS AG	6/15/16	(1,235)
SEK	645,400	USD	80,061	UBS AG	6/15/16	(2,649)
USD	265,450	SEK	2,242,370	Barclays Bank plc	6/15/16	(3,510)
USD	18,631	SEK	157,381	Barclays Bank plc	6/15/16	(246)
USD	80,083	SEK	645,400	Barclays Bank plc	6/15/16	2,671
USD	174,879	SEK	1,409,753	UBS AG	6/15/16	5,787
USD	109,696	SEK	909,324	UBS AG	6/15/16	628
USD	117,532	SEK	974,277	UBS AG	6/15/16	673
USD	121,634	SGD	168,710	JPMorgan Chase Bank N.A.	6/15/16	(853)
USD	107,987	SGD	146,191	JPMorgan Chase Bank N.A.	6/15/16	1,849
USD	117,688	SGD	159,325	JPMorgan Chase Bank N.A.	6/15/16	2,016
THB	1,028,408	USD	29,084	UBS AG	6/15/16	(303)
THB	6,384,085	USD	178,628	UBS AG	6/15/16	36
THB	5,757,072	USD	161,084	UBS AG	6/15/16	32
USD	100,930	THB	3,568,869	UBS AG	6/15/16	1,052
USD	177,521	THB	6,330,756	UBS AG	6/15/16	349
USD	162,558	THB	5,797,142	UBS AG	6/15/16	320
TRY	359,168	USD	121,480	JPMorgan Chase Bank N.A.	6/15/16	(273)

68

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	386,131	USD	129,007	State Street Bank & Trust Co.	6/15/16	$1,300
TRY	656,320	USD	219,278	State Street Bank & Trust Co.	6/15/16	2,210
USD	82,548	TRY	238,492	JPMorgan Chase Bank N.A.	6/15/16	2,064
USD	82,464	TRY	238,251	JPMorgan Chase Bank N.A.	6/15/16	2,062
USD	130,217	TRY	386,131	State Street Bank & Trust Co.	6/15/16	(91)
USD	221,333	TRY	656,320	State Street Bank & Trust Co.	6/15/16	(154)
TWD	3,904,088	USD	120,274	UBS AG	6/15/16	(612)
TWD	3,536,077	USD	108,936	UBS AG	6/15/16	(554)
TWD	5,955,060	USD	181,773	UBS AG	6/15/16	753
TWD	6,374,761	USD	194,584	UBS AG	6/15/16	806
USD	288,932	TWD	9,491,137	UBS AG	6/15/16	(1,976)
USD	312,912	TWD	10,278,849	UBS AG	6/15/16	(2,140)
ZAR	1,682,067	USD	111,878	JPMorgan Chase Bank N.A.	6/15/16	(5,131)
ZAR	1,795,245	USD	119,406	JPMorgan Chase Bank N.A.	6/15/16	(5,476)
ZAR	1,641,172	USD	108,703	JPMorgan Chase Bank N.A.	6/15/16	(4,551)
ZAR	1,755,722	USD	116,290	JPMorgan Chase Bank N.A.	6/15/16	(4,868)
ZAR	1,214,287	USD	80,261	JPMorgan Chase Bank N.A.	6/15/16	(3,200)
ZAR	1,128,904	USD	74,617	JPMorgan Chase Bank N.A.	6/15/16	(2,975)
ZAR	348,742	USD	22,203	UBS AG	6/15/16	(71)
ZAR	705,019	USD	44,886	UBS AG	6/15/16	(144)
USD	107,220	ZAR	1,677,997	JPMorgan Chase Bank N.A.	6/15/16	731
USD	98,008	ZAR	1,533,833	JPMorgan Chase Bank N.A.	6/15/16	668
USD	75,273	ZAR	1,184,767	JPMorgan Chase Bank N.A.	6/15/16	86
USD	68,440	ZAR	1,077,221	JPMorgan Chase Bank N.A.	6/15/16	78
USD	233,028	ZAR	3,557,212	UBS AG	6/15/16	7,280
USD	218,708	ZAR	3,338,615	UBS AG	6/15/16	6,833
						$(282,659)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
29	Euro-Schatz	September 2016	$3,606,628	$437
27	U.S. Treasury 2-Year Notes	September 2016	5,883,469	(2,170)
49	U.S. Treasury 5-Year Notes	September 2016	5,885,742	(3,938)
			$15,375,839	$(5,671)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
10	Euro-Bobl	September 2016	$1,471,702	$(1,351)
6	U.S. Treasury 10-Year Notes	September 2016	778,125	(1,795)
11	U.S. Treasury 10-Year Ultra Notes	September 2016	1,551,172	(226)
2	U.S. Treasury Ultra Bonds	September 2016	350,250	(1,005)
			$4,151,249	$(4,377)

69

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$4,019,400	Sell	5.00%	12/20/20	4.06%	$144,378	$188,848
CDX North America High Yield 26 Index	780,000	Sell	5.00%	6/20/21	4.36%	14,068	29,051
						$158,446	$217,899

* The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

70

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	LOC	-	Letter of Credit
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
CAD	-	Canadian Dollar	MYR	-	Malaysian Ringgit
CDX	-	Credit Derivatives Indexes	NOK	-	Norwegian Krone
CHF	-	Swiss Franc	NZD	-	New Zealand Dollar
CLP	-	Chilean Peso	PHP	-	Philippine Peso
COP	-	Colombian Peso	PIK	-	Payment in Kind
CVA	-	Certificaten Van Aandelen	PLN	-	Polish Zloty
CZK	-	Czech Koruna	RUB	-	Russian Ruble
DKK	-	Danish Krone	SBBPA	-	Standby Bond Purchase Agreement
EUR	-	Euro	SEK	-	Swedish Krona
FHLB	-	Federal Home Loan Bank	SEQ	-	Sequential Payer
FHLMC	-	Federal Home Loan Mortgage Corporation	SGD	-	Singapore Dollar
FNMA	-	Federal National Mortgage Association	THB	-	Thai Baht
GBP	-	British Pound	TRY	-	Turkish Lira
GNMA	-	Government National Mortgage Association	TWD	-	Taiwanese Dollar
GO	-	General Obligation	USD	-	United States Dollar
HKD	-	Hong Kong Dollar	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
HUF	-	Hungarian Forint		-
IDR	-	Indonesian Rupiah	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ILS	-	Israeli Shekel
INR	-	Indian Rupee	ZAR	-	South African Rand
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $122,768.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,803,959, which represented 5.5% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.5% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

71

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $517,586,448)	$564,114,421
Foreign currency holdings, at value (cost of $127,182)	124,413
Deposits with broker for futures contracts and swap agreements, at value (cost of $279,931)	279,926
Receivable for investments sold	1,725,895
Receivable for capital shares sold	197,808
Receivable for variation margin on futures contracts	689
Unrealized appreciation on forward foreign currency exchange contracts	375,953
Dividends and interest receivable	2,447,163
Other assets	266
569,266,534

Liabilities
Disbursements in excess of demand deposit cash	1,002
Payable for investments purchased	5,311,544
Payable for capital shares redeemed	1,270,141
Payable for variation margin on futures contracts	1,305
Unrealized depreciation on forward foreign currency exchange contracts	658,612
Payable for variation margin on swap agreements	3,579
Accrued management fees	453,921
Distribution and service fees payable	73,457
7,773,561

Net Assets	$561,492,973

Net Assets Consist of:
Capital (par value and paid-in surplus)	$520,338,200
Undistributed net investment income	1,157,013
Accumulated net realized loss	(6,395,837)
Net unrealized appreciation	46,393,597
$561,492,973

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$259,342,827	46,428,831	$5.59
Institutional Class, $0.01 Par Value	$76,674,725	13,713,164	$5.59
A Class, $0.01 Par Value	$151,589,551	27,183,750	$5.58*
C Class, $0.01 Par Value	$41,122,932	7,470,157	$5.50
R Class, $0.01 Par Value	$15,055,415	2,706,285	$5.56
R6 Class, $0.01 Par Value	$17,707,523	3,165,354	$5.59
*Maximum offering price $5.92 (net asset value divided by 0.9425).

See Notes to Financial Statements.

72

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $98,852)	$3,101,335
Interest	3,007,620
6,108,955

Expenses:
Management fees	2,673,103
Distribution and service fees:
A Class	191,695
C Class	203,732
R Class	37,355
Directors' fees and expenses	9,386
Other expenses	4,060
3,119,331

Net investment income (loss)	2,989,624

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,379,850
Futures contract transactions	(165,585)
Swap agreement transactions	19,530
Foreign currency transactions	(99,669)
2,134,126

Change in net unrealized appreciation (depreciation) on:
Investments	5,295,888
Futures contracts	(5,896)
Swap agreements	169,086
Translation of assets and liabilities in foreign currencies	(1,021,081)
4,437,997

Net realized and unrealized gain (loss)	6,572,123

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,561,747

See Notes to Financial Statements.

73

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$2,989,624	$4,046,189
Net realized gain (loss)	2,134,126	29,409,870
Change in net unrealized appreciation (depreciation)	4,437,997	(35,951,147)
Net increase (decrease) in net assets resulting from operations	9,561,747	(2,495,088)

Distributions to Shareholders
From net investment income:
Investor Class	(955,256)	(800,273)
Institutional Class	(368,273)	(242,527)
A Class	(245,890)	(302,841)
R Class	—	(14,835)
R6 Class	(80,548)	(8,158)
From net realized gains:
Investor Class	(14,883,533)	(16,738,580)
Institutional Class	(3,940,984)	(3,666,455)
A Class	(8,812,133)	(10,301,509)
B Class	—	(136,340)
C Class	(2,340,904)	(2,409,005)
R Class	(816,445)	(918,124)
R6 Class	(701,906)	(100,773)
Decrease in net assets from distributions	(33,145,872)	(35,639,420)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,316,058	(9,105,703)

Net increase (decrease) in net assets	(13,268,067)	(47,240,211)

Net Assets
Beginning of period	574,761,040	622,001,251
End of period	$561,492,973	$574,761,040

Undistributed (distributions in excess of) net investment income	$1,157,013	$(182,644)

See Notes to Financial Statements.

74

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

75

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

76

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.60% to 0.80% for the Institutional Class and 0.45% to 0.65% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.00% for the Investor Class, A Class, C Class and R Class, 0.80% for the Institutional Class and 0.65% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things,

77

that these transactions be effected at the independent current market price of the security.  There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2016 totaled $270,360,374, of which $108,271,761 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 totaled $284,017,383, of which $114,066,381 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		325,000,000
Sold	2,435,794	$13,208,025	9,270,891	$54,688,766
Issued in reinvestment of distributions	2,871,315	15,564,246	2,989,638	17,261,870
Redeemed	(6,237,893)	(33,992,705)	(13,891,745)	(81,736,303)
	(930,784)	(5,220,434)	(1,631,216)	(9,785,667)
Institutional Class/Shares Authorized	120,000,000		50,000,000
Sold	1,709,074	9,251,675	3,581,678	21,022,895
Issued in reinvestment of distributions	793,446	4,309,089	676,832	3,908,804
Redeemed	(1,168,601)	(6,358,441)	(2,574,712)	(15,114,646)
	1,333,919	7,202,323	1,683,798	9,817,053
A Class/Shares Authorized	275,000,000		175,000,000
Sold	2,729,290	14,717,254	6,089,254	35,715,768
Issued in reinvestment of distributions	1,590,050	8,603,040	1,794,593	10,342,031
Redeemed	(5,016,254)	(27,204,878)	(10,239,325)	(60,059,015)
	(696,914)	(3,884,584)	(2,355,478)	(14,001,216)
B Class/Shares Authorized	N/A		25,000,000
Sold			7,784	43,809
Issued in reinvestment of distributions			22,438	128,800
Redeemed			(431,479)	(2,502,556)
			(401,257)	(2,329,947)
C Class/Shares Authorized	70,000,000		50,000,000
Sold	456,231	2,468,571	1,638,124	9,539,106
Issued in reinvestment of distributions	419,993	2,246,961	397,703	2,282,953
Redeemed	(806,043)	(4,334,837)	(1,654,464)	(9,619,705)
	70,181	380,695	381,363	2,202,354
R Class/Shares Authorized	50,000,000		25,000,000
Sold	295,421	1,591,850	888,383	5,210,209
Issued in reinvestment of distributions	149,612	807,906	160,675	925,777
Redeemed	(285,506)	(1,558,423)	(1,122,321)	(6,576,134)
	159,527	841,333	(73,263)	(440,148)
R6 Class/Shares Authorized	50,000,000		10,000,000
Sold	2,691,898	15,076,660	1,081,870	6,313,681
Issued in reinvestment of distributions	143,861	782,454	18,859	108,931
Redeemed	(894,514)	(4,862,389)	(168,834)	(990,744)
	1,941,245	10,996,725	931,895	5,431,868
Net increase (decrease)	1,877,174	$10,316,058	(1,464,158)	$(9,105,703)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$205,439,937	$59,577,508	—
U.S. Treasury Securities	—	105,201,937	—
Corporate Bonds	—	69,645,368	—
Sovereign Governments and Agencies	—	45,497,705	—
U.S. Government Agency Mortgage-Backed Securities	—	30,767,620	—
Collateralized Mortgage Obligations	—	8,471,100	—
Commercial Mortgage-Backed Securities	—	7,532,033	—
Municipal Securities	—	7,015,124	—
Asset-Backed Securities	—	6,844,072	—
U.S. Government Agency Securities	—	2,015,017	—
Commercial Paper	—	2,000,475	—
Exchange-Traded Funds	1,570,325	—	—
Temporary Cash Investments	10,047,943	2,488,257	—
	$217,058,205	$347,056,216	—
Other Financial Instruments
Futures Contracts	—	$437	—
Swap Agreements	—	217,899	—
Forward Foreign Currency Exchange Contracts	—	375,953	—
	—	$594,289	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,134	$1,351	—
Forward Foreign Currency Exchange Contracts	—	658,612	—
	$9,134	$659,963	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,774,067.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $56,894,900.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 107 contracts.

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Value of Derivative Instruments as of May 31, 2016
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$3,579
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$375,953	Unrealized depreciation on forward foreign currency exchange contracts	658,612
Interest Rate Risk	Receivable for variation margin on futures contracts*	689	Payable for variation margin on futures contracts*	1,305
		$376,642		$663,496

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$19,530	Change in net unrealized appreciation (depreciation) on swap agreements	$169,086
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(218,667)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(1,064,027)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(165,585)	Change in net unrealized appreciation (depreciation) on futures contracts	(5,896)
		$(364,722)		$(900,837)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$523,533,083
Gross tax appreciation of investments	$48,855,100
Gross tax depreciation of investments	(8,273,762)
Net tax appreciation (depreciation) of investments	$40,581,338

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$5.83	0.03	0.07	0.10	(0.02)	(0.32)	(0.34)	$5.59	1.86%	1.00%(4)	1.19%(4)	51%	$259,343
2015	$6.21	0.05	(0.07)	(0.02)	(0.02)	(0.34)	(0.36)	$5.83	(0.25)%	1.00%	0.81%	90%	$275,947
2014	$6.23	0.05	0.36	0.41	(0.06)	(0.37)	(0.43)	$6.21	7.00%	0.99%	0.91%	59%	$304,125
2013	$5.95	0.06	0.50	0.56	(0.07)	(0.21)	(0.28)	$6.23	9.74%	1.00%	1.06%	68%	$280,568
2012	$5.60	0.08	0.45	0.53	(0.08)	(0.10)	(0.18)	$5.95	9.75%	1.00%	1.44%	76%	$253,750
2011	$5.39	0.10	0.21	0.31	(0.10)	—	(0.10)	$5.60	5.71%	1.00%	1.73%	78%	$229,957
Institutional Class
2016(3)	$5.84	0.04	0.06	0.10	(0.03)	(0.32)	(0.35)	$5.59	1.83%	0.80%(4)	1.39%(4)	51%	$76,675
2015	$6.21	0.06	(0.07)	(0.01)	(0.02)	(0.34)	(0.36)	$5.84	0.02%	0.80%	1.01%	90%	$72,235
2014	$6.23	0.06	0.36	0.42	(0.07)	(0.37)	(0.44)	$6.21	7.21%	0.79%	1.11%	59%	$66,425
2013	$5.95	0.07	0.50	0.57	(0.08)	(0.21)	(0.29)	$6.23	9.95%	0.80%	1.26%	68%	$33,833
2012	$5.60	0.09	0.45	0.54	(0.09)	(0.10)	(0.19)	$5.95	9.97%	0.80%	1.64%	76%	$60,090
2011	$5.39	0.11	0.21	0.32	(0.11)	—	(0.11)	$5.60	5.92%	0.80%	1.93%	78%	$64,086

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$5.81	0.03	0.07	0.10	(0.01)	(0.32)	(0.33)	$5.58	1.84%	1.25%(4)	0.94%(4)	51%	$151,590
2015	$6.20	0.03	(0.07)	(0.04)	(0.01)	(0.34)	(0.35)	$5.81	(0.52)%	1.25%	0.56%	90%	$162,077
2014	$6.22	0.04	0.35	0.39	(0.04)	(0.37)	(0.41)	$6.20	6.74%	1.24%	0.66%	59%	$187,559
2013	$5.94	0.05	0.50	0.55	(0.06)	(0.21)	(0.27)	$6.22	9.49%	1.25%	0.81%	68%	$242,796
2012	$5.60	0.07	0.44	0.51	(0.07)	(0.10)	(0.17)	$5.94	9.30%	1.25%	1.19%	76%	$236,226
2011	$5.38	0.08	0.22	0.30	(0.08)	—	(0.08)	$5.60	5.64%	1.25%	1.48%	78%	$213,039
C Class
2016(3)	$5.75	0.01	0.06	0.07	—	(0.32)	(0.32)	$5.50	1.33%	2.00%(4)	0.19%(4)	51%	$41,123
2015	$6.18	(0.01)	(0.08)	(0.09)	—	(0.34)	(0.34)	$5.75	(1.38)%	2.00%	(0.19)%	90%	$42,585
2014	$6.21	(0.01)	0.35	0.34	—(5)	(0.37)	(0.37)	$6.18	5.93%	1.99%	(0.09)%	59%	$43,361
2013	$5.94	—(5)	0.50	0.50	(0.02)	(0.21)	(0.23)	$6.21	8.65%	2.00%	0.06%	68%	$40,650
2012	$5.59	0.03	0.45	0.48	(0.03)	(0.10)	(0.13)	$5.94	8.73%	2.00%	0.44%	76%	$35,998
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.66%	2.00%	0.73%	78%	$32,205
R Class
2016(3)	$5.80	0.02	0.06	0.08	—	(0.32)	(0.32)	$5.56	1.50%	1.50%(4)	0.69%(4)	51%	$15,055
2015	$6.20	0.02	(0.07)	(0.05)	(0.01)	(0.34)	(0.35)	$5.80	(0.77)%	1.50%	0.31%	90%	$14,766
2014	$6.22	0.02	0.36	0.38	(0.03)	(0.37)	(0.40)	$6.20	6.48%	1.49%	0.41%	59%	$16,239
2013	$5.94	0.03	0.50	0.53	(0.04)	(0.21)	(0.25)	$6.22	9.24%	1.50%	0.56%	68%	$15,392
2012	$5.59	0.05	0.45	0.50	(0.05)	(0.10)	(0.15)	$5.94	9.22%	1.50%	0.94%	76%	$13,824
2011	$5.38	0.07	0.21	0.28	(0.07)	—	(0.07)	$5.59	5.19%	1.50%	1.23%	78%	$11,364

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$5.84	0.04	0.06	0.10	(0.03)	(0.32)	(0.35)	$5.59	1.95%	0.65%(4)	1.54%(4)	51%	$17,708
2015	$6.21	0.07	(0.07)	—	(0.03)	(0.34)	(0.37)	$5.84	0.09%	0.65%	1.16%	90%	$7,150
2014	$6.23	0.07	0.36	0.43	(0.08)	(0.37)	(0.45)	$6.21	7.37%	0.64%	1.26%	59%	$1,815
2013(6)	$6.05	0.03	0.17	0.20	(0.02)	—	(0.02)	$6.23	3.32%	0.65%(4)	1.19%(4)	68%(7)	$241

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

85

Notes

86

Notes

87

Notes

88

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89432 1607

Semiannual Report

May 31, 2016

Strategic Allocation: Moderate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2016
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.1%
Apple, Inc.	0.9%
Amazon.com, Inc.	0.8%
Microsoft Corp.	0.7%
Procter & Gamble Co. (The)	0.7%
PepsiCo, Inc.	0.6%
Applied Materials, Inc.	0.6%
Facebook, Inc., Class A	0.5%
Cisco Systems, Inc.	0.5%
Pfizer, Inc.	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	48.4%
United Kingdom	2.9%
France	2.4%
Japan	2.1%
Other Countries	10.5%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.3 years
Average Duration (effective)	5.3 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	48.4%
Foreign Common Stocks*	17.9%
U.S. Treasury Securities	11.1%
Corporate Bonds	9.2%
Sovereign Governments and Agencies	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	1.1%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.9%
Asset-Backed Securities	0.7%
Commercial Paper	0.4%
Exchange-Traded Funds	0.3%
U.S. Government Agency Securities	0.3%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.9)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.90	$5.38	1.07%
Institutional Class	$1,000	$1,010.60	$4.37	0.87%
A Class	$1,000	$1,009.20	$6.63	1.32%
C Class	$1,000	$1,005.30	$10.38	2.07%
R Class	$1,000	$1,005.40	$7.87	1.57%
R6 Class	$1,000	$1,011.10	$3.62	0.72%
Hypothetical
Investor Class	$1,000	$1,019.65	$5.40	1.07%
Institutional Class	$1,000	$1,020.65	$4.39	0.87%
A Class	$1,000	$1,018.40	$6.66	1.32%
C Class	$1,000	$1,014.65	$10.43	2.07%
R Class	$1,000	$1,017.15	$7.92	1.57%
R6 Class	$1,000	$1,021.40	$3.64	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 66.3%
Aerospace and Defense — 1.2%
B/E Aerospace, Inc.	5,919	$281,981
Boeing Co. (The)	45,336	5,719,136
Honeywell International, Inc.	12,868	1,464,764
Huntington Ingalls Industries, Inc.	8,510	1,305,519
Lockheed Martin Corp.	10,458	2,470,493
Mercury Systems, Inc.(1)	3,494	74,248
Saab AB, B Shares	5,052	167,949
Safran SA	3,567	250,036
Spirit AeroSystems Holdings, Inc., Class A(1)	39,367	1,841,588
Textron, Inc.	55,245	2,102,625
Thales SA	11,880	1,029,176
United Technologies Corp.	27,200	2,735,776
		19,443,291
Air Freight and Logistics — 0.1%
Royal Mail plc	73,418	575,272
United Parcel Service, Inc., Class B	7,472	770,288
XPO Logistics, Inc.(1)	5,222	152,796
		1,498,356
Airlines — 0.7%
Alaska Air Group, Inc.	21,916	1,455,222
Allegiant Travel Co.	182	25,302
American Airlines Group, Inc.	12,416	396,195
Delta Air Lines, Inc.	47,467	2,062,916
Deutsche Lufthansa AG	6,563	91,973
Hawaiian Holdings, Inc.(1)	5,001	202,341
Japan Airlines Co. Ltd.	19,900	683,071
JetBlue Airways Corp.(1)	60,000	1,075,800
Qantas Airways Ltd.	186,120	414,316
Ryanair Holdings plc ADR	14,006	1,224,124
Spirit Airlines, Inc.(1)	12,013	522,205
United Continental Holdings, Inc.(1)	44,527	2,007,722
		10,161,187
Auto Components — 0.7%
BorgWarner, Inc.	22,770	774,863
Bridgestone Corp.	17,800	615,007
Calsonic Kansei Corp.	14,000	109,234
Continental AG	887	190,278
Cooper Tire & Rubber Co.	1,405	45,143
Cooper-Standard Holding, Inc.(1)	577	49,593
Delphi Automotive plc	30,189	2,051,644
Faurecia	10,611	422,076

	Shares/ Principal Amount	Value
GKN plc	18,349	$73,057
Goodyear Tire & Rubber Co. (The)	64,460	1,802,946
Hota Industrial Manufacturing Co. Ltd.	161,000	760,261
Koito Manufacturing Co. Ltd.	4,200	198,366
Lear Corp.	13,558	1,610,148
Plastic Omnium SA	7,305	243,594
Tenneco, Inc.(1)	3,702	198,871
Toyota Boshoku Corp.	8,700	173,945
Tung Thih Electronic Co. Ltd.	55,000	769,030
Valeo SA	10,122	1,527,724
		11,615,780
Automobiles — 0.5%
Astra International Tbk PT	1,771,100	855,729
Fiat Chrysler Automobiles NV	19,571	139,691
Ford Motor Co.	83,940	1,132,351
Fuji Heavy Industries Ltd.	15,500	580,891
Honda Motor Co., Ltd.	29,900	850,814
Honda Motor Co., Ltd. ADR	22,622	632,964
Isuzu Motors Ltd.	18,500	223,199
Peugeot SA(1)	42,821	673,936
Tata Motors Ltd.(1)	79,580	543,642
Tesla Motors, Inc.(1)	970	216,533
Thor Industries, Inc.	6,987	454,155
Tofas Turk Otomobil Fabrikasi AS	87,857	658,905
Toyota Motor Corp.	8,300	433,457
		7,396,267
Banks — 3.9%
Australia & New Zealand Banking Group Ltd.	74,148	1,365,485
Banco Bilbao Vizcaya Argentaria SA	21,000	139,283
Banco Santander SA	105,036	501,482
Bank Hapoalim BM	112,048	578,751
Bank Mandiri Persero Tbk PT	577,100	381,283
Bank of America Corp.	206,940	3,060,643
Bank of Hawaii Corp.	9,471	680,491
Bank of Ireland(1)	2,570,916	783,785
Bank of the Ozarks, Inc.	5,245	204,083
Bank Rakyat Indonesia Persero Tbk PT	421,100	319,062
BankUnited, Inc.	26,013	861,030
BB&T Corp.	61,425	2,234,027
BNP Paribas SA	14,262	789,702
Boston Private Financial Holdings, Inc.	9,189	115,690
Capital Bank Financial Corp., Class A	7,022	216,558
Capitec Bank Holdings Ltd.	14,553	550,951
Cathay General Bancorp.	3,586	110,521
Citigroup, Inc.	85,338	3,974,191
Comerica, Inc.	12,015	565,907
Commerce Bancshares, Inc.	19,823	969,939

	Shares/ Principal Amount	Value
Commercial International Bank Egypt S.A.E.	120,958	$579,730
Commonwealth Bank of Australia	1,038	58,089
Credicorp Ltd.	4,211	590,382
CVB Financial Corp.	2,037	35,749
Eagle Bancorp, Inc.(1)	459	23,634
Erste Group Bank AG(1)	36,020	963,868
FCB Financial Holdings, Inc., Class A(1)	6,903	255,204
FinecoBank Banca Fineco SpA	15,053	109,872
First Financial Bankshares, Inc.	4,716	158,033
Hang Seng Bank Ltd.	40,100	711,616
HDFC Bank Ltd.	70,082	1,458,197
Home Bancshares, Inc.	546	23,997
HSBC Holdings plc	217,478	1,401,837
Industrial & Commercial Bank of China Ltd., H Shares	2,387,105	1,265,627
ING Groep NV CVA	98,334	1,224,860
Intesa Sanpaolo SpA	657,530	1,688,535
Itau Unibanco Holding SA ADR	47,595	381,236
JPMorgan Chase & Co.	94,196	6,148,173
Kasikornbank PCL	70,100	345,349
KBC Groep NV(1)	33,312	1,972,208
KeyCorp	59,250	759,585
LegacyTexas Financial Group, Inc.	6,041	162,624
Lloyds Banking Group plc	615,621	642,155
M&T Bank Corp.	7,499	896,131
Mitsubishi UFJ Financial Group, Inc.	13,800	69,016
National Australia Bank Ltd.	5,100	100,076
PacWest Bancorp	3,693	153,924
PNC Financial Services Group, Inc. (The)	35,975	3,228,396
Raiffeisen Bank International AG(1)	8,399	112,375
Seven Bank Ltd.	171,600	632,255
Societe Generale SA	20,489	843,264
Southside Bancshares, Inc.	4,225	124,601
Sumitomo Mitsui Financial Group, Inc.	26,000	849,253
SunTrust Banks, Inc.	42,262	1,851,921
SVB Financial Group(1)	4,013	442,233
TCF Financial Corp.	11,854	170,342
Texas Capital Bancshares, Inc.(1)	3,015	154,489
U.S. Bancorp	74,530	3,191,375
UMB Financial Corp.	15,146	871,652
United Overseas Bank Ltd.	5,800	76,738
Wells Fargo & Co.	119,117	6,041,614
Westamerica Bancorporation	18,140	882,511
Westpac Banking Corp.	64,887	1,439,741
		61,495,331
Beverages — 1.1%
Anheuser-Busch InBev SA/NV	9,423	1,193,661
Boston Beer Co., Inc. (The), Class A(1)	390	60,606

	Shares/ Principal Amount	Value
Coca-Cola Bottling Co. Consolidated	777	$95,959
Coca-Cola Co. (The)	11,391	508,039
Constellation Brands, Inc., Class A	12,004	1,838,413
Dr Pepper Snapple Group, Inc.	7,068	646,015
Fomento Economico Mexicano SAB de CV ADR	8,963	812,765
Monster Beverage Corp.(1)	5,303	795,450
PepsiCo, Inc.	90,916	9,197,972
Pernod Ricard SA	5,950	648,190
Remy Cointreau SA	3,231	268,329
Suntory Beverage & Food Ltd.	21,400	1,010,719
Treasury Wine Estates Ltd.	33,780	252,446
		17,328,564
Biotechnology — 1.9%
AbbVie, Inc.	79,466	5,000,795
ACADIA Pharmaceuticals, Inc.(1)	1,572	55,696
Acceleron Pharma, Inc.(1)	727	24,871
Achillion Pharmaceuticals, Inc.(1)	2,297	21,477
Actelion Ltd.	3,190	523,430
Aimmune Therapeutics, Inc.(1)	1,666	25,573
Alder Biopharmaceuticals, Inc.(1)	1,215	36,535
Amgen, Inc.	41,598	6,570,404
ARIAD Pharmaceuticals, Inc.(1)	3,283	29,055
Biogen, Inc.(1)	18,258	5,289,890
BioMarin Pharmaceutical, Inc.(1)	8,545	766,059
Celgene Corp.(1)	3,767	397,494
Cepheid, Inc.(1)	1,122	31,427
Dynavax Technologies Corp.(1)	1,861	30,874
Eagle Pharmaceuticals, Inc.(1)	507	24,098
Exelixis, Inc.(1)	9,664	62,719
FibroGen, Inc.(1)	932	17,391
Galapagos NV(1)	4,177	240,650
Genmab A/S(1)	3,000	542,133
Gilead Sciences, Inc.	71,030	6,183,872
Halozyme Therapeutics, Inc.(1)	3,646	36,679
Heron Therapeutics, Inc.(1)	864	18,490
Incyte Corp.(1)	13,268	1,119,952
Innate Pharma SA(1)	4,904	71,370
Kite Pharma, Inc.(1)	712	36,490
Ligand Pharmaceuticals, Inc., Class B(1)	344	41,139
Medy-Tox, Inc.	1,506	554,736
Myriad Genetics, Inc.(1)	1,016	34,432
Neurocrine Biosciences, Inc.(1)	6,954	345,266
Novavax, Inc.(1)	6,455	39,311
Ophthotech Corp.(1)	493	26,474
Portola Pharmaceuticals, Inc.(1)	1,063	29,211
Prothena Corp. plc(1)	862	41,841
Radius Health, Inc.(1)	1,161	42,098

	Shares/ Principal Amount	Value
Regeneron Pharmaceuticals, Inc.(1)	2,030	$809,828
Repligen Corp.(1)	710	17,012
Sarepta Therapeutics, Inc.(1)	697	14,588
Spark Therapeutics, Inc.(1)	682	38,158
TESARO, Inc.(1)	636	29,447
Ultragenyx Pharmaceutical, Inc.(1)	783	57,237
United Therapeutics Corp.(1)	3,008	358,163
Vertex Pharmaceuticals, Inc.(1)	3,894	362,726
		29,999,091
Building Products — 0.5%
Apogee Enterprises, Inc.	4,000	180,880
Cie de Saint-Gobain	17,590	785,209
Continental Building Products, Inc.(1)	3,072	70,380
CSW Industrials, Inc.(1)	3,825	127,908
Daikin Industries Ltd.	8,200	703,185
Fortune Brands Home & Security, Inc.	11,188	656,400
Geberit AG	720	275,252
Kingspan Group plc	3,105	87,250
Lennox International, Inc.	5,295	727,268
LIXIL Group Corp.	7,700	139,210
Masonite International Corp.(1)	2,458	171,642
NCI Building Systems, Inc.(1)	2,372	38,189
Nortek, Inc.(1)	200	9,854
Owens Corning	43,017	2,196,878
PGT, Inc.(1)	7,896	84,645
Trex Co., Inc.(1)	1,321	59,670
USG Corp.(1)	34,428	993,592
		7,307,412
Capital Markets — 1.2%
Affiliated Managers Group, Inc.(1)	8,872	1,539,469
Ameriprise Financial, Inc.	21,280	2,163,538
Ares Management LP	6,935	97,784
BlackRock, Inc.	3,460	1,258,921
Charles Schwab Corp. (The)	22,045	674,136
Daiwa Securities Group, Inc.	61,000	355,969
Eaton Vance Corp.	7,710	280,336
Evercore Partners, Inc., Class A	2,481	129,012
Federated Investors, Inc., Class B	5,027	162,473
Franklin Resources, Inc.	7,957	297,194
Goldman Sachs Group, Inc. (The)	10,480	1,671,350
Ichigo, Inc.	77,700	326,981
Invesco Ltd.	76,530	2,403,042
Investec plc	77,195	524,143
Julius Baer Group Ltd.	15,600	694,153
Magellan Financial Group Ltd.	13,616	242,875
Man Group plc	297,975	569,243
Northern Trust Corp.	36,145	2,678,344

	Shares/ Principal Amount	Value
Partners Group Holding AG	610	$257,133
SEI Investments Co.	17,452	897,731
State Street Corp.	13,356	842,229
T. Rowe Price Group, Inc.	6,677	514,530
		18,580,586
Chemicals — 1.6%
Air Products & Chemicals, Inc.	20,249	2,888,317
Arkema SA	8,120	666,220
Ashland, Inc.	4,199	475,999
Axalta Coating Systems Ltd.(1)	25,721	724,046
BASF SE	2,827	218,390
Cabot Corp.	40,889	1,869,036
Chase Corp.	983	57,742
Dow Chemical Co. (The)	127,815	6,564,578
Innophos Holdings, Inc.	2,471	94,738
Innospec, Inc.	3,077	149,419
Koninklijke DSM NV	12,190	725,496
LG Chem Ltd.	1,798	408,842
LyondellBasell Industries NV, Class A	22,417	1,823,847
Minerals Technologies, Inc.	4,073	234,605
Mitsubishi Chemical Holdings Corp.	102,600	522,937
Mitsui Chemicals, Inc.	63,000	237,242
PolyOne Corp.	2,773	103,904
PPG Industries, Inc.	33,731	3,632,154
Scotts Miracle-Gro Co. (The), Class A	5,821	404,560
Sensient Technologies Corp.	1,742	118,839
Sherwin-Williams Co. (The)	6,948	2,022,493
Sumitomo Chemical Co. Ltd.	85,000	389,940
Symrise AG	10,865	681,696
Teijin Ltd.	20,000	70,439
W-Scope Corp.	5,900	350,052
		25,435,531
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	2,804	95,813
Brink's Co. (The)	3,678	107,214
Clean Harbors, Inc.(1)	13,068	672,871
Deluxe Corp.	611	39,794
dorma+kaba Holding AG	239	157,009
Downer EDI Ltd.	43,056	121,674
InnerWorkings, Inc.(1)	11,894	102,526
Intrum Justitia AB	4,430	155,025
KAR Auction Services, Inc.	20,392	836,888
Loomis AB, B Shares	5,890	155,629
Multi-Color Corp.	4,161	259,438
Republic Services, Inc.	34,235	1,652,866
Tyco International plc	114,621	4,885,147
		9,241,894

	Shares/ Principal Amount	Value
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	332	$24,332
Ciena Corp.(1)	14,782	258,094
Cisco Systems, Inc.	277,324	8,056,262
F5 Networks, Inc.(1)	56	6,171
Infinera Corp.(1)	2,856	37,442
Juniper Networks, Inc.	2,055	48,108
NetScout Systems, Inc.(1)	4,934	119,699
Polycom, Inc.(1)	1,287	15,444
VTech Holdings Ltd.	8,900	97,467
		8,663,019
Construction and Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	5,277	174,089
China Railway Construction Corp. Ltd., H Shares	570,500	712,872
Chiyoda Corp.	24,000	171,870
CIMIC Group Ltd.	30,757	831,388
Eiffage SA	2,710	199,913
Larsen & Toubro Ltd.	26,275	575,426
Peab AB	29,027	239,416
Skanska AB, B Shares	25,055	550,280
Valmont Industries, Inc.	824	113,976
Vinci SA	9,110	685,109
Wijaya Karya Persero Tbk PT	2,997,000	526,559
		4,780,898
Construction Materials — 0.3%
Buzzi Unicem SpA	16,100	319,938
Cemex SAB de CV ADR(1)	198,758	1,264,101
CRH plc	36,870	1,117,273
Headwaters, Inc.(1)	7,045	133,785
HeidelbergCement AG	13,920	1,190,879
Siam Cement PCL (The)	33,400	448,761
Summit Materials, Inc., Class A(1)	5,209	113,296
		4,588,033
Consumer Finance — 0.8%
American Express Co.	55,994	3,682,165
Discover Financial Services	88,166	5,008,711
Provident Financial plc	7,537	317,880
SKS Microfinance Ltd.(1)	71,393	690,003
Srisawad Power 1979 PCL	444,440	528,725
Synchrony Financial(1)	75,466	2,354,539
		12,582,023
Containers and Packaging — 0.4%
Avery Dennison Corp.	11,379	846,370
Ball Corp.	20,475	1,480,342
Bemis Co., Inc.	3,652	183,842
Berry Plastics Group, Inc.(1)	7,140	279,674
CCL Industries, Inc., Class B	860	153,080

	Shares/ Principal Amount	Value
Graphic Packaging Holding Co.	17,343	$232,396
Multi Packaging Solutions International Ltd.(1)	12,917	204,347
Smurfit Kappa Group plc	34,420	939,053
Sonoco Products Co.	13,603	648,455
WestRock Co.	49,423	1,957,645
		6,925,204
Distributors — 0.1%
Burson Group Ltd.	40,290	154,625
LKQ Corp.(1)	37,562	1,242,175
		1,396,800
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	2,151	139,363
Chegg, Inc.(1)	10,942	53,397
Houghton Mifflin Harcourt Co.(1)	6,466	111,215
New Oriental Education & Technology Group, Inc. ADR	10,587	447,301
Nord Anglia Education, Inc.(1)	4,216	93,680
		844,956
Diversified Financial Services — 0.9%
Bats Global Markets, Inc.(1)	5,119	142,308
Berkshire Hathaway, Inc., Class B(1)	20,284	2,850,713
Compass Diversified Holdings	7,801	123,958
Deutsche Boerse AG	9,670	847,297
Element Financial Corp.	15,603	182,998
Financial Products Group Co. Ltd.	26,900	299,037
Haci Omer Sabanci Holding AS	154,042	479,539
Japan Exchange Group, Inc.	12,700	173,179
London Stock Exchange Group plc	29,950	1,186,390
MarketAxess Holdings, Inc.	567	79,346
Markit Ltd.(1)	9,525	327,374
Moscow Exchange MICEX-RTS PJSC	384,723	631,734
MSCI, Inc., Class A	9,942	793,272
Nasdaq, Inc.	30,345	2,003,074
ORIX Corp.	149,200	2,074,936
S&P Global, Inc.	11,592	1,296,102
		13,491,257
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	53,974	2,113,082
Bezeq The Israeli Telecommunication Corp. Ltd.	41,501	80,251
Bharti Infratel Ltd.	103,251	574,759
BT Group plc	13,630	87,413
Cellnex Telecom SAU	41,224	665,085
CenturyLink, Inc.	29,676	804,813
Deutsche Telekom AG	38,655	682,561
HKT Trust & HKT Ltd.	99,000	143,453
Iliad SA	2,890	633,304
Nippon Telegraph & Telephone Corp.	25,500	1,118,007
Orange SA	50,979	885,711

	Shares/ Principal Amount	Value
SBA Communications Corp., Class A(1)	14,581	$1,449,351
Telefonica SA	41,867	437,464
Telekomunikasi Indonesia Persero Tbk PT	2,764,000	748,668
Telstra Corp. Ltd.	111,178	449,178
Verizon Communications, Inc.	86,515	4,403,614
		15,276,714
Electric Utilities — 0.8%
ALLETE, Inc.	1,994	115,133
Edison International	41,644	2,982,960
EDP - Energias de Portugal SA	68,639	228,732
El Paso Electric Co.	1,256	56,093
Endesa SA	24,470	503,147
Enel SpA	215,442	976,585
Great Plains Energy, Inc.	17,570	512,693
NextEra Energy, Inc.	6,544	786,065
PG&E Corp.	23,228	1,395,538
Portland General Electric Co.	951	39,162
PPL Corp.	19,580	754,613
Tokyo Electric Power Co. Holdings, Inc.(1)	107,300	504,839
Westar Energy, Inc.	30,814	1,735,753
Xcel Energy, Inc.	61,085	2,527,086
		13,118,399
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,213	314,215
AMETEK, Inc.	20,290	970,268
Babcock & Wilcox Enterprises, Inc.(1)	3,988	86,739
Emerson Electric Co.	11,415	593,808
EnerSys	867	52,124
Gamesa Corp. Tecnologica SA	9,592	191,092
Hubbell, Inc.	7,293	775,027
Legrand SA	16,420	903,163
Nexans SA(1)	11,102	571,310
Prysmian SpA	21,467	525,237
Rockwell Automation, Inc.	19,432	2,255,084
Vestas Wind Systems A/S	10,416	746,371
		7,984,438
Electronic Equipment, Instruments and Components — 0.7%
AAC Technologies Holdings, Inc.	22,500	182,125
Belden, Inc.	2,487	160,834
CDW Corp.	27,641	1,176,401
Dolby Laboratories, Inc., Class A	1,819	86,312
FEI Co.	602	64,685
Fingerprint Cards AB, B Shares(1)	10,560	140,904
Hexagon AB, B Shares	29,500	1,145,504
Ingram Micro, Inc., Class A	1,604	55,547
KCE Electronics PCL	131,900	299,982
Keyence Corp.	1,100	699,327

	Shares/ Principal Amount	Value
Keysight Technologies, Inc.(1)	30,903	$946,559
Largan Precision Co. Ltd.	5,000	417,018
Murata Manufacturing Co. Ltd.	7,400	865,399
TE Connectivity Ltd.	47,451	2,847,060
Tongda Group Holdings Ltd.	460,000	97,674
TTM Technologies, Inc.(1)	13,019	101,939
VeriFone Systems, Inc.(1)	40,562	1,070,837
		10,358,107
Energy Equipment and Services — 0.9%
Atwood Oceanics, Inc.	61,724	658,595
Dril-Quip, Inc.(1)	5,650	344,819
FMC Technologies, Inc.(1)	74,311	2,023,489
Forum Energy Technologies, Inc.(1)	3,598	60,374
Frank's International NV	23,591	377,692
Halliburton Co.	74,297	3,133,847
Helmerich & Payne, Inc.	8,004	489,445
Matrix Service Co.(1)	2,773	45,949
Petrofac Ltd.	28,793	324,444
Rowan Cos. plc	33,133	560,942
Schlumberger Ltd.	60,680	4,629,884
Subsea 7 SA(1)	69,132	614,003
TGS Nopec Geophysical Co. ASA	17,681	266,094
Transocean Ltd.(1)	5,096	51,114
US Silica Holdings, Inc.	2,311	65,933
		13,646,624
Food and Staples Retailing — 1.5%
Alimentation Couche-Tard, Inc., B Shares	21,730	956,130
Axfood AB	3,981	73,307
Casey's General Stores, Inc.	721	86,671
Costco Wholesale Corp.	6,580	978,907
CP ALL PCL	502,900	700,330
CVS Health Corp.	27,559	2,658,066
Distribuidora Internacional de Alimentacion SA	16,290	97,422
GS Retail Co. Ltd.	10,172	451,501
Jeronimo Martins SGPS SA	75,458	1,222,434
Koninklijke Ahold NV	27,856	617,090
Kroger Co. (The)	41,548	1,485,757
Lawson, Inc.	1,000	79,198
Metcash Ltd.(1)	45,152	66,899
METRO AG	25,664	843,231
President Chain Store Corp.	134,000	1,016,941
Raia Drogasil SA	55,700	882,297
Seven & i Holdings Co. Ltd.	27,100	1,160,992
Sundrug Co. Ltd.	3,100	256,712
Sysco Corp.	73,155	3,519,487
Wal-Mart Stores, Inc.	48,317	3,419,877
Walgreens Boots Alliance, Inc.	17,796	1,377,410

	Shares/ Principal Amount	Value
X5 Retail Group NV GDR(1)	36,846	$720,339
		22,670,998
Food Products — 1.8%
Amplify Snack Brands, Inc.(1)	5,570	72,689
Associated British Foods plc	12,397	528,601
Bellamy's Australia Ltd.	15,660	124,388
Blue Buffalo Pet Products, Inc.(1)	1,551	40,078
BRF SA ADR	21,947	274,338
Cal-Maine Foods, Inc.	4,051	180,270
Calbee, Inc.	22,900	845,812
Campbell Soup Co.	6,619	400,913
ConAgra Foods, Inc.	32,606	1,490,094
Dean Foods Co.	94,678	1,730,714
Ezaki Glico Co. Ltd.	2,000	107,825
Flowers Foods, Inc.	29,028	544,275
General Mills, Inc.	44,401	2,787,495
Greencore Group plc	23,172	115,685
Hershey Co. (The)	6,465	600,275
Hormel Foods Corp.	58,938	2,028,057
Ingredion, Inc.	8,284	972,624
Inventure Foods, Inc.(1)	6,853	51,329
J.M. Smucker Co. (The)	5,536	714,974
Kellogg Co.	27,582	2,051,273
Maple Leaf Foods, Inc.	9,770	219,412
Marine Harvest ASA	13,729	229,265
Mead Johnson Nutrition Co.	15,194	1,250,162
Mondelez International, Inc., Class A	73,717	3,279,669
Nestle SA	4,386	323,876
Orion Corp.	612	498,104
Pilgrim's Pride Corp.	31,396	780,819
Seaboard Corp.(1)	2	6,040
TreeHouse Foods, Inc.(1)	4,761	450,867
Tyson Foods, Inc., Class A	35,720	2,278,222
Ulker Biskuvi Sanayi AS	73,627	532,231
Uni-President Enterprises Corp.	382,000	727,396
Universal Robina Corp.	142,770	595,320
WH Group Ltd.	124,500	95,809
WhiteWave Foods Co. (The), Class A(1)	11,610	518,386
		27,447,287
Gas Utilities — 0.2%
Atmos Energy Corp.	10,001	729,073
China Gas Holdings Ltd.	380,000	537,915
ONE Gas, Inc.	7,537	442,045
Rubis SCA	2,483	188,196
Southwest Gas Corp.	4,647	322,641
Spire, Inc.	13,163	836,903

	Shares/ Principal Amount	Value
UGI Corp.	12,137	$520,920
		3,577,693
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	134,032	5,311,688
ABIOMED, Inc.(1)	649	64,452
Ambu A/S, B Shares	2,557	104,235
Asahi Intecc Co. Ltd.	4,300	217,456
Baxter International, Inc.	76,673	3,309,207
Becton Dickinson and Co.	2,395	398,648
BioMerieux	1,300	169,740
Boston Scientific Corp.(1)	51,445	1,168,316
C.R. Bard, Inc.	15,675	3,433,452
Cantel Medical Corp.	776	51,550
Cooper Cos., Inc. (The)	3,949	642,937
DexCom, Inc.(1)	8,524	549,713
Edwards Lifesciences Corp.(1)	15,344	1,511,384
Essilor International SA	9,222	1,204,112
Haemonetics Corp.(1)	2,543	71,204
Hologic, Inc.(1)	5,520	189,943
Hoya Corp.	7,000	246,977
ICU Medical, Inc.(1)	650	67,594
Intuitive Surgical, Inc.(1)	1,007	639,153
LivaNova plc(1)	998	48,712
Medtronic plc	50,077	4,030,197
Nevro Corp.(1)	1,262	87,987
NuVasive, Inc.(1)	14,626	795,216
Olympus Corp.	23,500	996,365
ResMed, Inc.	4,456	263,171
St. Jude Medical, Inc.	24,759	1,940,115
STERIS plc	5,568	386,586
Sysmex Corp.	2,400	175,554
Tandem Diabetes Care, Inc.(1)	5,899	38,638
Teleflex, Inc.	9,777	1,575,075
Utah Medical Products, Inc.	1,274	83,371
West Pharmaceutical Services, Inc.	8,658	650,043
Zimmer Biomet Holdings, Inc.	29,022	3,543,876
		33,966,667
Health Care Providers and Services — 1.4%
Adeptus Health, Inc., Class A(1)	2,351	168,096
Aetna, Inc.	20,120	2,278,188
American Renal Associates Holdings, Inc.(1)	4,954	138,662
AmerisourceBergen Corp.	14,052	1,053,619
AMN Healthcare Services, Inc.(1)	3,834	143,162
Anthem, Inc.	8,600	1,136,576
Attendo AB	11,609	115,167
Cardinal Health, Inc.	19,453	1,535,814
Chartwell Retirement Residences	43,909	496,230

	Shares/ Principal Amount	Value
Express Scripts Holding Co.(1)	57,753	$4,363,239
Fresenius Medical Care AG & Co. KGaA	15,120	1,312,215
HCA Holdings, Inc.(1)	14,660	1,143,773
HealthEquity, Inc.(1)	2,828	72,991
Laboratory Corp. of America Holdings(1)	12,507	1,600,271
LifePoint Health, Inc.(1)	22,468	1,489,404
McKesson Corp.	3,310	606,193
Molina Healthcare, Inc.(1)	918	44,459
PharMerica Corp.(1)	6,675	177,355
Providence Service Corp. (The)(1)	1,559	74,146
Quest Diagnostics, Inc.	14,493	1,118,425
Team Health Holdings, Inc.(1)	1,420	68,117
UDG Healthcare plc	14,540	124,669
UnitedHealth Group, Inc.	469	62,691
Universal Health Services, Inc., Class B	5,150	694,529
VCA, Inc.(1)	25,849	1,678,376
		21,696,367
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	7,834	105,681
Cerner Corp.(1)	16,599	923,070
CompuGroup Medical SE	3,913	170,712
Cotiviti Holdings, Inc.(1)	6,064	110,729
Evolent Health, Inc.(1)	5,113	78,331
HMS Holdings Corp.(1)	3,462	57,210
Medidata Solutions, Inc.(1)	486	22,327
Press Ganey Holdings, Inc.(1)	1,932	65,746
RaySearch Laboratories AB	15,134	227,245
		1,761,051
Hotels, Restaurants and Leisure — 1.2%
Accor SA	11,500	500,367
Alsea SAB de CV	128,683	487,631
Bloomin' Brands, Inc.	57,651	1,098,252
Bob Evans Farms, Inc.	1,242	55,406
Brinker International, Inc.	6,585	296,127
Carnival Corp.	78,733	3,758,713
Carnival plc	20,770	1,025,503
Cedar Fair LP	1,526	91,606
Chipotle Mexican Grill, Inc.(1)	1,030	455,219
Churchill Downs, Inc.	1,112	139,567
ClubCorp Holdings, Inc.	17,938	216,512
Compass Group plc	45,160	841,794
Dalata Hotel Group plc(1)	42,360	222,462
Darden Restaurants, Inc.	34,113	2,313,885
Flight Centre Travel Group Ltd.	3,332	76,123
Hilton Worldwide Holdings, Inc.	19,333	401,740
Las Vegas Sands Corp.	11,541	533,656
Madison Square Garden Co. (The)(1)	556	93,147

	Shares/ Principal Amount	Value
Marriott International, Inc., Class A	12,850	$848,614
McDonald's Corp.	7,127	869,922
MGM Resorts International(1)	28,277	646,129
Minor International PCL	603,400	662,938
Panera Bread Co., Class A(1)	2,491	545,903
Papa John's International, Inc.	8,553	541,747
Peak Resorts, Inc.	3,967	17,177
Red Robin Gourmet Burgers, Inc.(1)	2,864	145,233
Sands China Ltd.	165,600	635,058
Star Entertainment Grp Ltd. (The)	47,500	193,968
Starbucks Corp.	1,659	91,063
Texas Roadhouse, Inc.	3,000	134,430
Thomas Cook Group plc(1)	39,930	44,184
Vail Resorts, Inc.	862	113,138
Wynn Macau Ltd.	99,600	155,858
Yum! Brands, Inc.	82	6,731
		18,259,803
Household Durables — 0.4%
Berkeley Group Holdings plc	7,837	371,736
Cavco Industries, Inc.(1)	1,083	107,564
Century Communities, Inc.(1)	4,357	78,905
Coway Co. Ltd.	7,148	617,758
De' Longhi SpA	4,949	132,762
Iida Group Holdings Co. Ltd.	19,500	408,895
Installed Building Products, Inc.(1)	2,472	82,639
Mohawk Industries, Inc.(1)	415	81,626
Newell Brands, Inc.	33,666	1,605,532
Nien Made Enterprise Co. Ltd.(1)	65,000	595,937
Panasonic Corp.	29,700	276,656
Persimmon plc	12,173	370,599
PulteGroup, Inc.	37,624	705,826
Techtronic Industries Co. Ltd.	52,000	209,117
Tupperware Brands Corp.	693	39,210
Universal Electronics, Inc.(1)	1,063	69,021
Whirlpool Corp.	6,456	1,127,347
		6,881,130
Household Products — 1.2%
Central Garden & Pet Co.(1)	2,731	49,786
Church & Dwight Co., Inc.	6,961	685,519
Clorox Co. (The)	4,405	566,219
Energizer Holdings, Inc.	523	24,754
Kimberly-Clark Corp.	20,939	2,660,090
Procter & Gamble Co. (The)	129,216	10,471,665
Reckitt Benckiser Group plc	25,120	2,501,300
Svenska Cellulosa AB SCA, B Shares	29,197	934,573
		17,893,906

	Shares/ Principal Amount	Value
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.	1,366	$59,571
Industrial Conglomerates — 0.8%
3M Co.	18,843	3,171,654
Carlisle Cos., Inc.	18,566	1,927,522
CK Hutchison Holdings Ltd.	24,500	284,387
Danaher Corp.	28,155	2,769,326
DCC plc	3,862	351,833
General Electric Co.	65,468	1,979,097
Koninklijke Philips NV	46,539	1,254,151
Raven Industries, Inc.	4,273	86,144
Siemens AG	2,937	316,295
		12,140,409
Insurance — 2.5%
Admiral Group plc	30,020	855,676
Aflac, Inc.	28,504	1,979,888
AIA Group Ltd.	322,000	1,883,332
Allianz SE	9,863	1,609,896
Allied World Assurance Co. Holdings Ltd.	9,351	346,735
Allstate Corp. (The)	22,870	1,543,954
American International Group, Inc.	46,210	2,674,635
Anicom Holdings, Inc.	6,900	175,592
Aon plc	6,096	666,110
Arthur J Gallagher & Co.	5,716	276,254
Aspen Insurance Holdings Ltd.	2,778	132,927
Atlas Financial Holdings, Inc.(1)	4,380	78,796
Aviva plc	140,180	913,227
AXA SA	54,543	1,370,319
Brown & Brown, Inc.	20,931	754,772
Chubb Ltd.	32,156	4,071,271
CNP Assurances	8,439	143,192
Direct Line Insurance Group plc	33,014	179,453
Discovery Holdings Ltd.	59,802	457,412
Endurance Specialty Holdings Ltd.	2,691	182,773
First American Financial Corp.	2,322	88,793
Hannover Rueck SE	5,816	655,854
Hanover Insurance Group, Inc. (The)	23,129	2,004,822
Infinity Property & Casualty Corp.	1,088	84,788
James River Group Holdings Ltd.	1,181	41,748
Legal & General Group plc	230,417	798,936
MetLife, Inc.	57,482	2,618,305
MS&AD Insurance Group Holdings, Inc.	19,900	568,238
Muenchener Rueckversicherungs-Gesellschaft AG	1,049	197,077
NN Group NV	1,111	37,103
Ping An Insurance Group Co., H Shares	239,500	1,069,479
Primerica, Inc.	3,975	223,037
ProAssurance Corp.	9,723	510,360

	Shares/ Principal Amount	Value
Prudential Financial, Inc.	19,169	$1,519,143
Prudential plc	51,260	1,024,545
Reinsurance Group of America, Inc.	10,971	1,087,665
Samsung Fire & Marine Insurance Co. Ltd.	2,565	598,313
SCOR SE	8,478	283,463
St. James's Place plc	78,760	1,058,018
Swiss Reinsurance Co.	11,159	1,002,514
Torchmark Corp.	5,853	360,720
Universal Insurance Holdings, Inc.	6,022	117,068
Unum Group	40,284	1,487,285
Validus Holdings Ltd.	2,471	120,313
Zurich Insurance Group AG	3,136	758,761
		38,612,562
Internet and Catalog Retail — 1.2%
Amazon.com, Inc.(1)	16,842	12,173,229
ASOS plc(1)	16,216	821,086
Ctrip.com International Ltd. ADR(1)	14,325	655,512
Expedia, Inc.	21,074	2,344,272
Liberty Interactive Corp. QVC Group, Class A(1)	23,404	631,440
Priceline Group, Inc. (The)(1)	279	352,748
Shutterfly, Inc.(1)	1,341	64,770
TripAdvisor, Inc.(1)	12,022	814,370
Zalando SE(1)	33,221	973,800
		18,831,227
Internet Software and Services — 2.7%
2U, Inc.(1)	2,201	61,276
Akamai Technologies, Inc.(1)	11,857	647,155
Alibaba Group Holding Ltd. ADR(1)	17,649	1,447,218
Alphabet, Inc., Class A(1)	23,367	17,498,378
Auto Trader Group plc	281,149	1,600,304
Baidu, Inc. ADR(1)	6,940	1,239,068
CoStar Group, Inc.(1)	6,674	1,378,782
Criteo SA ADR(1)	17,400	780,738
DeNA Co. Ltd.	10,300	207,237
Dip Corp.	10,500	286,833
Facebook, Inc., Class A(1)	68,052	8,085,258
inContact, Inc.(1)	5,628	78,117
j2 Global, Inc.	1,148	76,881
LinkedIn Corp., Class A(1)	7,762	1,059,513
LogMeIn, Inc.(1)	2,471	151,398
Mixi, Inc.	14,900	575,897
NAVER Corp.	1,109	669,978
PChome Online, Inc.	36,289	433,966
Q2 Holdings, Inc.(1)	6,196	154,776
Rightmove plc	1,832	112,079
Tencent Holdings Ltd.	205,600	4,585,205

	Shares/ Principal Amount	Value
Yandex NV, A Shares(1)	31,883	$656,790
		41,786,847
IT Services — 1.3%
Accenture plc, Class A	815	96,961
Alliance Data Systems Corp.(1)	3,925	872,096
Cielo SA	34,024	298,096
Cognizant Technology Solutions Corp., Class A(1)	8,892	546,324
CoreLogic, Inc.(1)	1,304	48,600
CSG Systems International, Inc.	5,411	230,022
CSRA, Inc.	3,419	84,689
EPAM Systems, Inc.(1)	1,799	137,642
EVERTEC, Inc.	12,838	196,550
Fidelity National Information Services, Inc.	7,127	529,322
Fiserv, Inc.(1)	15,400	1,622,082
Global Payments, Inc.	453	35,194
HCL Technologies Ltd.	46,934	516,040
International Business Machines Corp.	30,626	4,708,441
MAXIMUS, Inc.	2,089	120,431
NTT Data Corp.	4,700	242,778
PayPal Holdings, Inc.(1)	15,386	581,437
Sabre Corp.	30,965	872,284
Science Applications International Corp.	2,507	136,807
Syntel, Inc.(1)	475	21,888
Teradata Corp.(1)	813	23,040
Travelport Worldwide Ltd.	4,654	61,619
Vantiv, Inc., Class A(1)	18,659	1,003,294
Visa, Inc., Class A	76,342	6,026,437
Worldpay Group plc(1)	436,150	1,750,434
		20,762,508
Leisure Products — 0.1%
Amer Sports Oyj	3,780	112,632
Brunswick Corp.	12,157	581,956
Malibu Boats, Inc.(1)	4,551	61,894
Mattel, Inc.	8,489	270,629
MCBC Holdings, Inc.(1)	4,725	72,670
Nautilus, Inc.(1)	2,544	52,483
Smith & Wesson Holding Corp.(1)	6,250	152,312
Thule Group AB (The)	7,779	119,371
		1,423,947
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	16,805	771,181
Bruker Corp.	448	11,827
Eurofins Scientific SE	695	269,492
Illumina, Inc.(1)	1,874	271,411
Lonza Group AG	2,817	486,315
PAREXEL International Corp.(1)	2,141	134,648
Thermo Fisher Scientific, Inc.	19,598	2,974,389

	Shares/ Principal Amount	Value
Waters Corp.(1)	3,460	$475,923
		5,395,186
Machinery — 1.6%
Albany International Corp., Class A	1,906	74,963
Caterpillar, Inc.	6,533	473,708
Deere & Co.	5,005	411,861
Dynamic Materials Corp.	1,702	17,888
EnPro Industries, Inc.	3,717	187,969
GEA Group AG	1,990	92,254
Global Brass & Copper Holdings, Inc.	1,393	38,015
Graham Corp.	4,118	74,371
Hino Motors Ltd.	8,100	83,096
Hitachi Construction Machinery Co. Ltd.	16,400	253,549
Hoshizaki Electric Co. Ltd.	1,700	162,884
Ingersoll-Rand plc	43,264	2,890,468
ITT, Inc.	18,600	660,486
John Bean Technologies Corp.	2,047	124,212
KION Group AG	3,546	196,227
Komatsu Ltd.	32,500	561,306
Kubota Corp.	88,200	1,298,687
Middleby Corp. (The)(1)	14,801	1,838,284
OKUMA Corp.	50,000	383,799
Oshkosh Corp.	11,640	534,392
PACCAR, Inc.	45,187	2,519,175
Parker-Hannifin Corp.	10,565	1,213,285
Rexnord Corp.(1)	6,129	127,115
Rotork plc	61,970	176,547
Snap-on, Inc.	8,707	1,408,967
Stanley Black & Decker, Inc.	35,087	3,971,147
Takeuchi Manufacturing Co. Ltd.	6,600	114,674
Toro Co. (The)	1,078	96,276
WABCO Holdings, Inc.(1)	18,221	1,966,046
Wabtec Corp.	17,975	1,390,905
Weir Group plc (The)	36,260	629,681
Woodward, Inc.	1,873	106,649
Xylem, Inc.	9,910	442,581
		24,521,467
Marine†
Dfds A/S	7,091	351,331
Media — 1.7%
AMC Networks, Inc., Class A(1)	18,574	1,187,622
APN Outdoor Group Ltd.	52,684	260,449
CBS Corp., Class B	3,592	198,278
Charter Communications, Inc., Class A(1)	5,544	1,213,803
Comcast Corp., Class A	67,960	4,301,868
Entercom Communications Corp., Class A	2,557	32,474
Entravision Communications Corp., Class A	27,446	198,160

	Shares/ Principal Amount	Value
Gray Television, Inc.(1)	7,718	$91,227
IMAX China Holding, Inc.(1)	92,700	510,576
Innocean Worldwide, Inc.	9,026	672,520
ITV plc	29,840	92,834
Liberty Global plc, Class A(1)	12,860	480,321
Metropole Television SA	4,864	89,270
Naspers Ltd., N Shares	7,959	1,170,622
Pearson plc	41,410	502,900
ProSiebenSat.1 Media SE	13,747	691,132
Publicis Groupe SA	11,850	857,810
Sirius XM Holdings, Inc.(1)	174,883	703,030
Sky plc	38,563	538,141
Stroeer SE & Co. KGaA	4,043	219,884
Television Broadcasts Ltd.	13,100	44,505
Time Warner, Inc.	61,815	4,676,923
Townsquare Media, Inc.(1)	2,471	21,819
Viacom, Inc., Class B	54,593	2,422,291
Walt Disney Co. (The)	49,747	4,935,897
		26,114,356
Metals and Mining — 0.5%
Agnico-Eagle Mines Ltd. New York Shares	3,442	154,615
Barrick Gold Corp.	21,108	353,981
Bekaert SA	2,167	96,445
BHP Billiton Ltd.	16,762	231,149
BHP Billiton plc	39,920	475,843
Boliden AB	4,855	85,909
Carpenter Technology Corp.	4,020	128,801
Compass Minerals International, Inc.	1,170	91,201
Evraz plc(1)	23,515	37,804
Ferroglobe plc	7,986	72,832
Fortescue Metals Group Ltd.	117,119	252,250
Glencore plc	179,140	340,149
Newmont Mining Corp.	11,337	367,432
Norsk Hydro ASA	23,626	94,187
Nucor Corp.	38,930	1,888,494
OZ Minerals Ltd.	37,975	149,858
Regis Resources Ltd.	52,246	110,262
Rio Tinto plc	72,949	2,052,361
Silver Wheaton Corp.	10,230	190,483
Steel Dynamics, Inc.	3,030	74,811
Tokyo Steel Manufacturing Co. Ltd.	23,500	141,125
Vale SA ADR	92,984	365,427
		7,755,419
Multi-Utilities — 0.3%
A2A SpA	120,727	172,073
Ameren Corp.	9,128	452,292
Centrica plc	313,291	924,753

	Shares/ Principal Amount	Value
Consolidated Edison, Inc.	7,069	$517,875
E.ON SE	97,438	957,841
Engie SA	42,381	652,864
NorthWestern Corp.	7,905	458,174
Veolia Environnement SA	34,310	770,372
		4,906,244
Multiline Retail — 0.6%
Debenhams plc	33,300	35,666
Dollar General Corp.	5,519	496,158
Dollar Tree, Inc.(1)	33,785	3,058,894
Marks & Spencer Group plc	46,778	257,250
Matahari Department Store Tbk PT	494,000	686,212
Ryohin Keikaku Co. Ltd.	6,600	1,521,633
SACI Falabella	85,541	601,236
Target Corp.	49,878	3,430,609
		10,087,658
Oil, Gas and Consumable Fuels — 3.3%
Aegean Marine Petroleum Network, Inc.	4,594	30,596
Anadarko Petroleum Corp.	42,928	2,226,246
Apache Corp.	6,604	377,353
Ardmore Shipping Corp.	7,111	67,412
BP plc	140,592	727,455
Callon Petroleum Co.(1)	8,929	101,701
Carrizo Oil & Gas, Inc.(1)	3,238	124,663
Chevron Corp.	66,960	6,762,960
Cimarex Energy Co.	7,257	843,844
CNOOC Ltd.	494,000	589,946
Concho Resources, Inc.(1)	17,505	2,124,057
Delek US Holdings, Inc.	1,647	22,696
Devon Energy Corp.	18,988	685,277
Eni SpA	55,548	848,589
Enviva Partners, LP	4,696	107,444
EQT Corp.	22,483	1,646,880
Euronav SA(1)	2,998	31,509
Exxon Mobil Corp.	76,235	6,786,440
Gulfport Energy Corp.(1)	9,863	303,189
Imperial Oil Ltd.	132,602	4,225,750
JX Holdings, Inc.	110,700	432,863
Koninklijke Vopak NV	17,278	900,277
Lundin Petroleum AB(1)	53,982	968,153
Noble Energy, Inc.	37,642	1,345,701
NovaTek OAO GDR	8,078	811,031
Occidental Petroleum Corp.	59,737	4,506,559
PBF Energy, Inc., Class A	5,689	150,019
PDC Energy, Inc.(1)	315	18,286
Pioneer Natural Resources Co.	3,961	635,028
PrairieSky Royalty Ltd.	10,530	203,799

	Shares/ Principal Amount	Value
Repsol SA	6,900	$88,865
Royal Dutch Shell plc, B Shares	104,410	2,511,044
Scorpio Tankers, Inc.	10,925	64,239
Statoil ASA	56,050	893,788
Synergy Resources Corp.(1)	6,269	37,865
Thai Oil PCL	245,000	432,050
TOTAL SA	57,517	2,795,039
TOTAL SA ADR	80,350	3,898,582
Ultrapar Participacoes SA	36,500	689,375
World Fuel Services Corp.	22,664	1,041,864
		51,058,434
Paper and Forest Products†
KapStone Paper and Packaging Corp.	8,147	124,242
Sappi Ltd.(1)	64,158	300,986
UPM-Kymmene Oyj	12,037	231,564
		656,792
Personal Products — 0.3%
Amorepacific Corp.	3,806	1,333,281
Estee Lauder Cos., Inc. (The), Class A	15,138	1,389,366
Herbalife Ltd.(1)	16,311	944,244
Kao Corp.	9,600	528,917
LG Household & Health Care Ltd.	1,027	909,978
		5,105,786
Pharmaceuticals — 2.9%
Allergan plc(1)	7,870	1,855,352
Aspen Pharmacare Holdings Ltd.	30,840	631,861
AstraZeneca plc	17,822	1,039,727
Bristol-Myers Squibb Co.	40,599	2,910,948
Cempra, Inc.(1)	1,369	25,724
Daiichi Sankyo Co. Ltd.	6,200	144,257
Dermira, Inc.(1)	870	27,614
GlaxoSmithKline plc	28,152	589,183
H. Lundbeck A/S(1)	6,310	248,258
Horizon Pharma plc(1)	2,209	38,061
Intra-Cellular Therapies, Inc.(1)	576	22,291
Jazz Pharmaceuticals plc(1)	1,602	242,799
Johnson & Johnson	49,804	5,612,413
Mallinckrodt plc(1)	110	6,970
Merck & Co., Inc.	100,513	5,654,861
Mylan NV(1)	45,711	1,981,115
Novartis AG	1,021	81,043
Novo Nordisk A/S, B Shares	34,660	1,927,774
Ono Pharmaceutical Co. Ltd.	24,800	1,102,770
Pacira Pharmaceuticals, Inc.(1)	1,221	56,789
Perrigo Co. plc	2,830	271,227
Pfizer, Inc.	229,958	7,979,543
Richter Gedeon Nyrt	31,388	629,259

	Shares/ Principal Amount	Value
Roche Holding AG	16,164	$4,242,643
Sanofi	12,823	1,051,373
Shire plc	28,110	1,734,378
STADA Arzneimittel AG	7,657	407,746
Supernus Pharmaceuticals, Inc.(1)	2,787	54,374
Teva Pharmaceutical Industries Ltd.	8,240	427,966
Teva Pharmaceutical Industries Ltd. ADR	26,884	1,394,473
TherapeuticsMD, Inc.(1)	3,870	34,598
UCB SA	3,750	271,000
Zoetis, Inc.	43,939	2,083,587
		44,781,977
Professional Services — 0.3%
Adecco Group AG	1,089	66,008
Equifax, Inc.	7,541	948,130
Korn / Ferry International	4,759	137,297
Nielsen Holdings plc	21,689	1,157,976
On Assignment, Inc.(1)	1,733	65,282
Teleperformance	4,106	358,082
Temp Holdings Co. Ltd.	12,500	199,576
Verisk Analytics, Inc., Class A(1)	15,149	1,202,679
		4,135,030
Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	31,031	1,051,951
Advance Residence Investment Corp.	149	377,428
Allied Properties Real Estate Investment Trust	12,684	351,014
American Campus Communities, Inc.	16,291	766,003
American Tower Corp.	1,799	190,298
Apartment Investment & Management Co., Class A	31,486	1,342,878
Apollo Commercial Real Estate Finance, Inc.	2,037	33,020
Armada Hoffler Properties, Inc.	7,281	88,100
AvalonBay Communities, Inc.	3,159	568,241
Big Yellow Group plc	21,933	264,934
Blackstone Mortgage Trust, Inc., Class A	2,297	64,752
Boston Properties, Inc.	2,431	305,407
British Land Co. plc (The)	16,339	175,118
Camden Property Trust	9,562	814,778
CapitaLand Mall Trust	84,300	124,268
CareTrust REIT, Inc.	4,704	62,987
CBL & Associates Properties, Inc.	3,685	35,450
Charter Hall Group	79,245	301,836
Chatham Lodging Trust	2,860	62,033
Colony Starwood Homes	26,013	708,074
Corrections Corp. of America	24,367	818,731
Crown Castle International Corp.	9,938	902,470
CubeSmart	36,842	1,173,049
CyrusOne, Inc.	2,010	99,113
Daiwa House Residential Investment Corp.	119	292,301

	Shares/ Principal Amount	Value
Derwent London plc	7,156	$341,196
Dexus Property Group	49,583	310,341
DiamondRock Hospitality Co.	4,162	37,208
Digital Realty Trust, Inc.	10,271	980,367
Duke Realty Corp.	30,082	712,041
Easterly Government Properties, Inc.	1,842	34,482
Empire State Realty Trust, Inc.	24,558	465,374
EPR Properties	736	52,462
Equinix, Inc.	4,746	1,718,052
Extra Space Storage, Inc.	3,483	323,815
First Industrial Realty Trust, Inc.	3,468	85,868
Goodman Group	130,088	668,490
Great Portland Estates plc	32,211	350,362
H&R Real Estate Investment Trust	11,846	191,690
Healthcare Realty Trust, Inc.	717	22,793
Host Hotels & Resorts, Inc.	83,100	1,279,740
Hyprop Investments Ltd.	30,803	231,156
Japan Hotel REIT Investment Corp.	255	221,759
Japan Real Estate Investment Corp.	97	568,501
Kimco Realty Corp.	32,555	917,400
Kite Realty Group Trust	5,852	157,243
Klepierre	11,637	532,289
Lamar Advertising Co., Class A	35,734	2,324,497
Land Securities Group plc	67,729	1,143,791
Lexington Realty Trust	9,405	88,877
Liberty Property Trust	36,705	1,369,831
Link REIT	224,000	1,376,444
Mack-Cali Realty Corp.	22,787	597,931
Mapletree Industrial Trust	201,100	235,111
Medical Properties Trust, Inc.	6,329	93,036
Merlin Properties Socimi SA	9,995	110,031
MFA Financial, Inc.	3,334	24,038
MGM Growth Properties LLC, Class A(1)	17,325	398,475
Mori Hills REIT Investment Corp.	405	606,394
New Residential Investment Corp.	2,026	27,513
Orix JREIT, Inc.	393	622,142
Outfront Media, Inc.	4,823	107,264
Physicians Realty Trust	42,430	805,746
Piedmont Office Realty Trust, Inc., Class A	44,395	890,120
ProLogis, Inc.	27,302	1,297,664
Retail Properties of America, Inc.	20,846	330,409
Rexford Industrial Realty, Inc.	1,260	25,074
RioCan Real Estate Investment Trust	10,894	227,874
RLJ Lodging Trust	1,863	38,173
Ryman Hospitality Properties, Inc.	26,157	1,283,262
Sabra Health Care REIT, Inc.	4,114	86,147
Safestore Holdings plc	48,487	245,370

	Shares/ Principal Amount	Value
Scentre Group	97,828	$329,486
Segro plc	53,427	338,851
Simon Property Group, Inc.	18,847	3,724,921
Sovran Self Storage, Inc.	598	64,745
STORE Capital Corp.	24,707	630,770
Summit Hotel Properties, Inc.	6,198	72,517
Sun Communities, Inc.	1,360	94,969
Sunstone Hotel Investors, Inc.	61,617	741,869
Two Harbors Investment Corp.	9,405	79,754
Unibail-Rodamco SE	4,084	1,099,209
Urstadt Biddle Properties, Inc., Class A	3,638	76,980
Ventas, Inc.	19,698	1,306,568
VEREIT, Inc.	100,373	962,577
Vicinity Centres	72,608	171,076
Vornado Realty Trust	9,618	918,711
Washington Real Estate Investment Trust	1,256	37,215
Westfield Corp.	81,282	629,763
Weyerhaeuser Co.	45,587	1,435,990
		48,248,048
Real Estate Management and Development — 0.9%
Ayala Land, Inc.	1,200,200	916,222
BR Malls Participacoes SA	57,590	184,869
Bumi Serpong Damai Tbk PT	522,500	69,998
Cheung Kong Property Holdings Ltd.	107,500	673,021
China Overseas Land & Investment Ltd.	254,000	763,234
China Resources Land Ltd.	148,000	353,871
City Developments Ltd.	30,000	178,418
Corp. Inmobiliaria Vesta SAB de CV	253,436	370,746
Daikyo, Inc.	32,000	49,126
Daito Trust Construction Co. Ltd.	7,900	1,148,241
Daiwa House Industry Co. Ltd.	6,300	183,023
Deutsche Wohnen AG	26,940	865,223
Fastighets AB Balder, B Shares(1)	11,119	287,394
FirstService Corp.	2,225	105,350
Grand City Properties SA	25,750	541,929
Hufvudstaden AB, A Shares	27,528	426,054
Hulic Co. Ltd.	53,600	531,958
Inmobiliaria Colonial SA(1)	873,757	689,280
Jones Lang LaSalle, Inc.	2,514	296,300
KWG Property Holding Ltd.	621,500	390,300
Longfor Properties Co. Ltd.	164,000	221,600
Marcus & Millichap, Inc.(1)	396	10,066
Mitsubishi Estate Co. Ltd.	28,000	540,985
Mitsui Fudosan Co. Ltd.	44,000	1,081,375
Nexity SA	7,906	426,108
Open House Co. Ltd.	11,763	314,856
Realogy Holdings Corp.(1)	30,649	1,005,287

	Shares/ Principal Amount	Value
Sino Land Co. Ltd.	142,000	$217,457
SM Prime Holdings, Inc.	193,900	99,510
Sun Hung Kai Properties Ltd.	49,000	576,341
UNITE Group plc (The)	28,926	275,041
Vonovia SE	5,803	198,899
		13,992,082
Road and Rail — 0.7%
Avis Budget Group, Inc.(1)	2,452	73,560
Canadian Pacific Railway Ltd.	6,340	820,547
Canadian Pacific Railway Ltd., New York Shares	6,805	881,860
Central Japan Railway Co.	3,700	655,899
CJ Korea Express Corp.(1)	3,462	621,638
CSX Corp.	37,901	1,001,723
DSV A/S	33,105	1,509,973
Go-Ahead Group plc	5,525	205,255
Heartland Express, Inc.	53,542	989,456
J.B. Hunt Transport Services, Inc.	7,973	659,527
Marten Transport Ltd.	363	7,195
Norfolk Southern Corp.	9,252	777,723
Union Pacific Corp.	28,213	2,375,252
		10,579,608
Semiconductors and Semiconductor Equipment — 2.2%
Applied Materials, Inc.	351,684	8,588,123
ARM Holdings plc	18,340	262,174
ASML Holding NV	15,237	1,515,639
Broadcom Ltd.	7,262	1,120,962
Cavium, Inc.(1)	1,323	65,819
Cypress Semiconductor Corp.	5,927	63,004
Disco Corp.	2,500	238,181
Exar Corp.(1)	13,606	92,929
Integrated Device Technology, Inc.(1)	3,013	70,354
Intel Corp.	185,990	5,875,424
Kulicke & Soffa Industries, Inc.(1)	11,815	147,569
Lam Research Corp.	24,837	2,056,752
M/A-COM Technology Solutions Holdings, Inc.(1)	2,439	87,804
Maxim Integrated Products, Inc.	58,147	2,207,260
Mellanox Technologies Ltd.(1)	3,960	187,704
Microsemi Corp.(1)	4,454	150,679
Monolithic Power Systems, Inc.	1,101	75,231
NVIDIA Corp.	4,675	218,416
NXP Semiconductors NV(1)	29,012	2,741,344
QUALCOMM, Inc.	60,357	3,314,807
Semtech Corp.(1)	3,685	86,745
SMA Solar Technology AG(1)	5,557	306,182
Synaptics, Inc.(1)	696	47,210
Taiwan Semiconductor Manufacturing Co. Ltd.	577,500	2,771,292
Teradyne, Inc.	52,693	1,043,848

	Shares/ Principal Amount	Value
Xilinx, Inc.	20,613	$976,850
		34,312,302
Software — 2.7%
Activision Blizzard, Inc.	10,904	428,091
Adobe Systems, Inc.(1)	45,171	4,493,159
Aspen Technology, Inc.(1)	1,915	73,000
BroadSoft, Inc.(1)	3,996	174,226
Cadence Design Systems, Inc.(1)	2,382	58,883
Callidus Software, Inc.(1)	7,464	138,532
CDK Global, Inc.	16,756	926,607
Citrix Systems, Inc.(1)	976	82,882
Electronic Arts, Inc.(1)	63,294	4,857,814
Ellie Mae, Inc.(1)	786	66,582
Guidewire Software, Inc.(1)	12,169	714,320
Intuit, Inc.	16,252	1,733,438
Manhattan Associates, Inc.(1)	2,207	145,508
Mentor Graphics Corp.	7,585	162,622
Microsoft Corp.	199,576	10,577,528
Mobileye NV(1)	16,730	635,238
Oracle Corp.	176,124	7,080,185
Paylocity Holding Corp.(1)	1,880	69,015
Proofpoint, Inc.(1)	826	48,420
RingCentral, Inc., Class A(1)	4,874	96,213
salesforce.com, inc.(1)	13,912	1,164,574
SecureWorks Corp., Class A(1)	6,962	96,180
ServiceNow, Inc.(1)	18,955	1,357,747
Sophos Group plc	35,101	106,761
Splunk, Inc.(1)	17,455	1,002,790
Symantec Corp.	99,060	1,719,682
Synchronoss Technologies, Inc.(1)	4,457	157,198
Synopsys, Inc.(1)	20,690	1,069,052
Tyler Technologies, Inc.(1)	7,256	1,112,272
UBISOFT Entertainment SA(1)	4,476	165,094
VMware, Inc., Class A(1)	32,080	1,942,765
		42,456,378
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	22,379	3,442,785
American Eagle Outfitters, Inc.	16,163	252,789
AutoZone, Inc.(1)	1,250	952,750
Burlington Stores, Inc.(1)	10,401	627,804
CST Brands, Inc.	27,973	1,061,016
Destination Maternity Corp.	3,563	18,741
Express, Inc.(1)	2,726	39,636
Foot Locker, Inc.	9,403	525,816
Gulliver International Co. Ltd.	20,100	203,478
Home Depot, Inc. (The)	13,328	1,760,895
Industria de Diseno Textil SA	40,155	1,356,438

	Shares/ Principal Amount	Value
L Brands, Inc.	6,181	$423,708
Lowe's Cos., Inc.	9,280	743,606
MarineMax, Inc.(1)	3,013	51,161
Michaels Cos., Inc. (The)(1)	11,023	323,084
Nitori Holdings Co. Ltd.	9,200	935,495
O'Reilly Automotive, Inc.(1)	15,227	4,026,476
Penske Automotive Group, Inc.	2,946	116,426
Ross Stores, Inc.	29,449	1,572,577
Signet Jewelers Ltd.	7,501	742,374
Tiffany & Co.	1,544	95,666
TJX Cos., Inc. (The)	28,809	2,192,941
Tractor Supply Co.	10,567	1,015,489
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,503	816,234
Williams-Sonoma, Inc.	11,722	621,735
		23,919,120
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	140,378	14,018,147
Canon, Inc.	35,800	1,038,421
EMC Corp.	36,063	1,007,961
HP, Inc.	125,844	1,683,793
NetApp, Inc.	19,671	502,201
Samsung Electronics Co. Ltd.	1,605	1,739,940
Seiko Epson Corp.	6,800	122,570
Silicon Graphics International Corp.(1)	8,106	42,637
Super Micro Computer, Inc.(1)	4,332	113,672
		20,269,342
Textiles, Apparel and Luxury Goods — 0.7%
adidas AG	10,070	1,290,185
Carter's, Inc.	10,500	1,055,670
Coach, Inc.	29,275	1,154,020
Culp, Inc.	2,883	79,254
Gildan Activewear, Inc.	2,885	85,955
Kering	5,260	849,496
lululemon athletica, Inc.(1)	8,202	533,376
LVMH Moet Hennessy Louis Vuitton SE	6,050	969,677
Pandora A/S	16,379	2,434,296
Ralph Lauren Corp.	5,667	534,568
Shenzhou International Group Holdings Ltd.	150,000	754,753
Skechers U.S.A., Inc., Class A(1)	2,363	73,655
Taiwan Paiho Ltd.	191,000	517,142
Under Armour, Inc., Class A(1)	12,835	484,265
Under Armour, Inc., Class C(1)	13,379	467,864
		11,284,176
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	57,967	787,192
Essent Group Ltd.(1)	76,649	1,675,547
		2,462,739

	Shares/ Principal Amount	Value
Tobacco — 0.5%
Altria Group, Inc.	56,456	$3,592,860
Imperial Brands plc	10,282	560,085
Philip Morris International, Inc.	32,160	3,173,549
		7,326,494
Trading Companies and Distributors — 0.4%
Ashtead Group plc	72,282	1,021,771
Bunzl plc	36,670	1,085,588
DXP Enterprises, Inc.(1)	3,565	49,482
Fastenal Co.	7,920	364,558
GMS, Inc.(1)	2,771	63,206
HD Supply Holdings, Inc.(1)	15,962	563,459
Howden Joinery Group plc	35,352	259,594
ITOCHU Corp.	35,600	447,351
MSC Industrial Direct Co., Inc., Class A	1,049	78,623
Rexel SA	32,590	498,411
SiteOne Landscape Supply, Inc.(1)	2,656	74,713
Titan Machinery, Inc.(1)	4,649	49,605
Travis Perkins plc	4,600	128,118
United Rentals, Inc.(1)	5,274	367,440
Wolseley plc	25,010	1,467,403
		6,519,322
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	40,800	452,255
Flughafen Zuerich AG	1,450	254,260
Grupo Aeroportuario del Centro Norte Sab de CV	127,963	735,050
TAV Havalimanlari Holding AS	59,741	306,385
		1,747,950
Water Utilities†
Beijing Enterprises Water Group Ltd.	1,164,000	747,464
Wireless Telecommunication Services — 0.2%
China Mobile Ltd.	122,000	1,391,011
KDDI Corp.	13,200	385,862
NTT DOCOMO, Inc.	17,100	429,141
Partner Communications Co. Ltd.(1)	29,914	159,869
Vodacom Group Ltd.	39,941	417,803
Vodafone Group plc	110,982	371,070
		3,154,756
TOTAL COMMON STOCKS (Cost $876,171,326)		1,032,821,196
U.S. TREASURY SECURITIES — 11.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	$2,707,000	3,215,778
U.S. Treasury Bonds, 4.375%, 11/15/39	1,475,000	1,980,100
U.S. Treasury Bonds, 2.875%, 5/15/43	1,160,000	1,221,014
U.S. Treasury Bonds, 3.75%, 11/15/43	100,000	123,777
U.S. Treasury Bonds, 3.125%, 8/15/44	240,000	264,380
U.S. Treasury Bonds, 3.00%, 11/15/44	390,000	419,220

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	$4,850,000	$4,708,952
U.S. Treasury Bonds, 3.00%, 5/15/45	160,000	171,912
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	10,991,577	13,642,218
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	134,159	191,680
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,055,047	1,964,242
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,004,687	931,030
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	3,014,222	3,321,334
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,145,019	2,994,319
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,644,532	6,731,004
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,327,420	3,559,408
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,473,592	1,495,714
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	5,592,785	5,666,554
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,491,002	8,985,705
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,282,800	5,493,113
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,104,240	2,115,803
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,679,104	6,729,024
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,809,022	6,800,245
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(2)	2,353,498	2,398,577
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,102,900	5,263,095
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,878,467	9,821,616
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	3,789,960	4,460,135
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	7,230,024	7,311,788
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/40	991,575	1,247,958
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/41	1,468,004	1,862,405
U.S. Treasury Notes, 3.00%, 9/30/16	10,000,000	10,084,600
U.S. Treasury Notes, 0.50%, 3/31/17	3,250,000	3,244,910
U.S. Treasury Notes, 0.75%, 10/31/17	1,125,000	1,124,034
U.S. Treasury Notes, 0.875%, 1/31/18	1,067,000	1,067,562
U.S. Treasury Notes, 1.00%, 2/15/18(2)	810,000	811,946
U.S. Treasury Notes, 1.00%, 3/15/18	5,300,000	5,311,803
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,194,757
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	310,014
U.S. Treasury Notes, 1.00%, 5/31/18	400,000	400,875
U.S. Treasury Notes, 1.25%, 11/15/18	2,000,000	2,014,062
U.S. Treasury Notes, 1.25%, 11/30/18	4,545,000	4,576,956
U.S. Treasury Notes, 1.375%, 2/29/20(2)	4,656,000	4,684,555
U.S. Treasury Notes, 1.375%, 3/31/20	7,303,000	7,345,080
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,715,805
U.S. Treasury Notes, 1.625%, 6/30/20	2,250,000	2,281,201
U.S. Treasury Notes, 1.375%, 10/31/20	700,000	701,244
U.S. Treasury Notes, 1.625%, 11/30/20	120,000	121,521
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	771,518
U.S. Treasury Notes, 1.75%, 12/31/20	2,900,000	2,950,637
U.S. Treasury Notes, 1.125%, 2/28/21	900,000	890,156
U.S. Treasury Notes, 2.25%, 4/30/21	2,900,000	3,019,173

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.50%, 2/28/23	$2,950,000	$2,923,034
TOTAL U.S. TREASURY SECURITIES (Cost $168,347,623)		173,637,543
CORPORATE BONDS — 9.2%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	90,000	90,623
Bombardier, Inc., 4.75%, 4/15/19(3)	60,000	57,150
Bombardier, Inc., 5.75%, 3/15/22(3)	130,000	111,150
Bombardier, Inc., 6.00%, 10/15/22(3)	35,000	30,363
Bombardier, Inc., 7.50%, 3/15/25(3)	80,000	70,800
KLX, Inc., 5.875%, 12/1/22(3)	75,000	73,641
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	239,795
Lockheed Martin Corp., 3.55%, 1/15/26	70,000	74,414
TransDigm, Inc., 6.00%, 7/15/22	140,000	143,150
TransDigm, Inc., 6.375%, 6/15/26(3)(4)	50,000	50,125
United Technologies Corp., 6.05%, 6/1/36	140,000	180,311
United Technologies Corp., 4.50%, 6/1/42	90,000	98,516
		1,220,038
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)	70,000	67,550
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)	185,000	180,144
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	25,000	26,094
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	50,000	52,812
Dana Holding Corp., 6.75%, 2/15/21	40,000	41,406
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	65,000	66,787
Schaeffler Finance BV, 4.25%, 5/15/21(3)	140,000	142,450
Tenneco, Inc., 6.875%, 12/15/20	50,000	51,824
ZF North America Capital, Inc., 4.50%, 4/29/22(3)	70,000	70,647
ZF North America Capital, Inc., 4.75%, 4/29/25(3)	105,000	105,394
		557,414
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,267
American Honda Finance Corp., 2.125%, 10/10/18	150,000	152,632
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	160,000	160,754
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	200,000	202,500
Ford Motor Co., 4.75%, 1/15/43	90,000	92,202
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	40,000	42,332
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	569,210
General Motors Co., 5.00%, 4/1/35	190,000	186,093
General Motors Financial Co., Inc., 3.25%, 5/15/18	180,000	183,489
General Motors Financial Co., Inc., 3.10%, 1/15/19	270,000	275,204
General Motors Financial Co., Inc., 5.25%, 3/1/26	200,000	215,595
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(3)	85,000	86,169
		2,236,447

		Shares/ Principal Amount	Value
Banks — 1.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	$168,117
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	347,268
Bank of America Corp., 6.50%, 8/1/16		$210,000	211,851
Bank of America Corp., 5.75%, 12/1/17		540,000	571,444
Bank of America Corp., 5.70%, 1/24/22		310,000	355,150
Bank of America Corp., 4.10%, 7/24/23		110,000	116,940
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	100,000	115,701
Bank of America Corp., MTN, 4.00%, 4/1/24		$90,000	94,881
Bank of America Corp., MTN, 4.20%, 8/26/24		210,000	214,811
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	250,936
Bank of America Corp., MTN, 5.00%, 1/21/44		100,000	112,222
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,515,277
Bank of Nova Scotia (The), 1.10%, 12/13/16		750,000	750,757
Bank of Nova Scotia (The), VRN, 1.05%, 6/13/16		1,600,000	1,601,894
Barclays Bank plc, 7.625%, 11/21/22		100,000	109,312
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	300,000	391,356
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	68,116
Barclays plc, 5.14%, 10/14/20		$100,000	107,305
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	216,613
BB&T Corp., MTN, 2.05%, 6/19/18		$100,000	101,092
BPCE SA, 4.625%, 7/18/23	EUR	100,000	128,786
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	227,469
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	105,003
Capital One Financial Corp., 4.20%, 10/29/25		115,000	117,719
Citigroup, Inc., 1.75%, 5/1/18		580,000	580,376
Citigroup, Inc., 4.50%, 1/14/22		580,000	632,637
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,507
Citigroup, Inc., 4.45%, 9/29/27		655,000	665,512
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	320,385
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	140,000	186,097
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$280,000	302,012
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	150,000	170,845
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	160,000	201,629
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	470,000	605,251
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	126,377
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	394,801
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	1,016,913
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	769,073
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	126,911
Fifth Third Bank, 2.875%, 10/1/21		230,000	235,494
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	140,000	219,311
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	119,660
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	255,000	319,010
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		$150,000	142,375
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	291,558

		Shares/ Principal Amount	Value
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	$87,934
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	133,883
JPMorgan Chase & Co., 3.875%, 9/10/24		400,000	408,950
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	322,891
KeyCorp, MTN, 2.30%, 12/13/18		230,000	232,207
KFW, 2.00%, 6/1/16		420,000	420,000
KFW, 3.875%, 1/21/19	EUR	340,000	421,351
KFW, 2.00%, 10/4/22		$250,000	253,704
KFW, MTN, 4.625%, 1/4/23	EUR	385,000	564,037
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	219,487
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		$140,000	154,350
Royal Bank of Canada, MTN, VRN, 1.10%, 6/9/16		2,600,000	2,602,969
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,567
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	200,000	223,705
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$200,000	193,500
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	400,000	434,319
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	350,000	390,590
U.S. Bancorp, MTN, 3.00%, 3/15/22		$130,000	135,986
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	326,485
Wells Fargo & Co., 4.125%, 8/15/23		300,000	319,405
Wells Fargo & Co., 3.00%, 4/22/26		220,000	220,202
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,175
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	285,712
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	120,130
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$110,000	115,341
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	211,127
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	181,343
			24,552,104
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		250,000	257,182
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		220,000	228,896
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	413,342
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		290,000	289,077
Coca-Cola Co. (The), 1.80%, 9/1/16		41,000	41,121
Constellation Brands, Inc., 3.875%, 11/15/19		70,000	73,587
Pernod Ricard SA, 2.95%, 1/15/17(3)		230,000	232,498
			1,535,703
Biotechnology — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		170,000	170,421
AbbVie, Inc., 2.90%, 11/6/22		210,000	211,255
AbbVie, Inc., 3.60%, 5/14/25		70,000	71,861
AbbVie, Inc., 4.40%, 11/6/42		240,000	237,423
AbbVie, Inc., 4.45%, 5/14/46		30,000	29,761
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		105,000	92,925
Amgen, Inc., 4.10%, 6/15/21		120,000	129,824
Amgen, Inc., 5.375%, 5/15/43		190,000	215,569

		Shares/ Principal Amount	Value
Biogen, Inc., 3.625%, 9/15/22		$270,000	$281,726
Celgene Corp., 3.25%, 8/15/22		160,000	163,684
Celgene Corp., 3.625%, 5/15/24		160,000	164,667
Celgene Corp., 3.875%, 8/15/25		140,000	146,518
Concordia Healthcare Corp., 9.50%, 10/21/22(3)		60,000	60,150
Concordia Healthcare Corp., 7.00%, 4/15/23(3)		100,000	93,375
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	110,824
Gilead Sciences, Inc., 3.65%, 3/1/26		360,000	379,583
			2,559,566
Building Products†
Masco Corp., 5.95%, 3/15/22		120,000	134,628
Masco Corp., 4.45%, 4/1/25		170,000	177,225
			311,853
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	300,000	425,465
Ameriprise Financial, Inc., 4.00%, 10/15/23		$140,000	149,880
Dresdner Funding Trust I, 8.15%, 6/30/31(3)		115,000	135,976
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	177,192
Jefferies Group LLC, 5.125%, 4/13/18		$180,000	187,292
			1,075,805
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		245,000	248,761
Blue Cube Spinco, Inc., 9.75%, 10/15/23(3)		120,000	139,200
Chemours Co. (The), 6.625%, 5/15/23		100,000	90,250
Dow Chemical Co. (The), 4.25%, 11/15/20		113,000	122,708
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	7,908
Eastman Chemical Co., 2.70%, 1/15/20		180,000	183,081
Ecolab, Inc., 4.35%, 12/8/21		60,000	66,645
Hexion, Inc., 8.875%, 2/1/18		125,000	105,312
Hexion, Inc., 6.625%, 4/15/20		30,000	25,575
Huntsman International LLC, 5.125%, 11/15/22		60,000	60,750
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	214,676
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	44,772
Mosaic Co. (The), 5.625%, 11/15/43		120,000	126,917
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		50,000	44,625
Tronox Finance LLC, 6.375%, 8/15/20		75,000	58,125
			1,539,305
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		100,000	105,250
Clean Harbors, Inc., 5.25%, 8/1/20		50,000	51,187
Covanta Holding Corp., 5.875%, 3/1/24		80,000	80,000
Envision Healthcare Corp., 5.125%, 7/1/22(3)		100,000	100,875
Iron Mountain, Inc., 5.75%, 8/15/24		85,000	85,425
Pitney Bowes, Inc., 4.625%, 3/15/24		90,000	93,220
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		100,000	104,750
Republic Services, Inc., 3.55%, 6/1/22		350,000	369,878

	Shares/ Principal Amount	Value
Waste Management, Inc., 4.10%, 3/1/45	$120,000	$124,883
		1,115,468
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	50,000	53,250
Avaya, Inc., 7.00%, 4/1/19(3)	90,000	65,700
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	35,000	36,456
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	31,745
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	66,137
Nokia Oyj, 5.375%, 5/15/19	50,000	53,488
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	180,000	185,850
		492,626
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	125,000	130,000
SBA Communications Corp., 4.875%, 7/15/22	75,000	75,469
		205,469
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	89,750
Builders FirstSource, Inc., 7.625%, 6/1/21(3)	71,000	74,905
Builders FirstSource, Inc., 10.75%, 8/15/23(3)	85,000	92,862
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	51,844
Owens Corning, 4.20%, 12/15/22	140,000	144,513
Ply Gem Industries, Inc., 6.50%, 2/1/22	100,000	99,875
Standard Industries, Inc., 6.00%, 10/15/25(3)	60,000	64,050
USG Corp., 5.875%, 11/1/21(3)	25,000	26,359
USG Corp., 5.50%, 3/1/25(3)	140,000	149,275
		793,433
Consumer Discretionary†
Newell Brands, Inc., 4.20%, 4/1/26	90,000	95,213
Party City Holdings, Inc., 6.125%, 8/15/23(3)	75,000	76,875
		172,088
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	264,556
American Express Co., 1.55%, 5/22/18	120,000	120,158
American Express Credit Corp., 1.30%, 7/29/16	220,000	220,188
American Express Credit Corp., 2.60%, 9/14/20	105,000	107,296
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	140,011
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,272
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	250,961
CIT Group, Inc., 5.00%, 8/15/22	290,000	297,612
CIT Group, Inc., 5.00%, 8/1/23	125,000	127,813
Equifax, Inc., 3.30%, 12/15/22	170,000	176,365
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	120,000	126,000
Harland Clarke Holdings Corp., 9.25%, 3/1/21(3)	35,000	29,181
Navient Corp., 5.00%, 10/26/20	100,000	93,750
Navient Corp., 5.50%, 1/25/23	250,000	217,188

		Shares/ Principal Amount	Value
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(3)		$85,000	$86,169
PNC Bank N.A., 6.00%, 12/7/17		640,000	680,142
Springleaf Finance Corp., 7.75%, 10/1/21		25,000	24,844
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		180,000	189,000
Synchrony Financial, 2.60%, 1/15/19		140,000	141,013
Synchrony Financial, 3.00%, 8/15/19		50,000	50,589
			3,593,108
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19		100,000	102,213
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(3)		130,000	136,402
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(3)		150,000	151,875
Ball Corp., 4.00%, 11/15/23		195,000	191,587
Ball Corp., 5.25%, 7/1/25		35,000	36,575
Berry Plastics Corp., 5.50%, 5/15/22		60,000	61,800
Berry Plastics Corp., 5.125%, 7/15/23		100,000	101,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(3)		150,000	150,371
BWAY Holding Co., 9.125%, 8/15/21(3)		180,000	174,150
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		380,000	384,750
Novelis, Inc., 8.375%, 12/15/17		70,000	71,663
Novelis, Inc., 8.75%, 12/15/20		105,000	109,463
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)		70,000	74,331
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		100,000	103,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		100,000	103,745
Sealed Air Corp., 5.125%, 12/1/24(3)		170,000	175,525
WestRock RKT Co., 3.50%, 3/1/20		170,000	174,629
			2,303,454
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	131,096
Service Corp. International / US, 5.375%, 1/15/22		75,000	78,656
			209,752
Diversified Financial Services — 0.7%
Ally Financial, Inc., 2.75%, 1/30/17		70,000	70,114
Ally Financial, Inc., 3.60%, 5/21/18		110,000	111,045
Ally Financial, Inc., 8.00%, 3/15/20		145,000	165,662
Ally Financial, Inc., 4.625%, 3/30/25		160,000	160,200
Ally Financial, Inc., 5.75%, 11/20/25		30,000	30,488
Ally Financial, Inc., 8.00%, 11/1/31		75,000	88,500
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	300,000	337,274
Credit Agricole SA, 2.625%, 3/17/27	EUR	300,000	333,404
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	182,606
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$125,000	126,506
Deutsche Bank AG, 4.50%, 4/1/25		65,000	60,409
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	446,000	450,544

		Shares/ Principal Amount	Value
DFC Finance Corp., 10.50%, 6/15/20(3)		$30,000	$18,975
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	220,000	291,559
GE Capital International Funding Unlimited Co., 2.34%, 11/15/20(3)		$604,000	616,017
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	455,022
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	592,950
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	70,987
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	243,492
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	665,551
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	211,216
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		130,000	132,650
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	317,155
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	96,395
HSBC Holdings plc, 5.10%, 4/5/21		170,000	186,725
HSBC Holdings plc, 4.30%, 3/8/26		200,000	209,536
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	500,000	577,419
HUB International Ltd., 7.875%, 10/1/21(3)		$75,000	73,688
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	87,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	73,800
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(3)		75,000	70,875
Morgan Stanley, 2.50%, 4/21/21		90,000	89,855
Morgan Stanley, 5.00%, 11/24/25		620,000	673,864
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	608,647
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	853,292
Morgan Stanley, MTN, 3.70%, 10/23/24		50,000	51,749
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	600,000	804,260
Societe Generale SA, VRN, 5.92%, 4/5/17(3)		$105,000	106,838
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	100,000	118,817
			10,415,611
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$160,000	176,461
AT&T, Inc., 3.875%, 8/15/21		100,000	106,076
AT&T, Inc., 3.60%, 2/17/23		230,000	236,296
AT&T, Inc., 4.45%, 4/1/24		120,000	128,617
AT&T, Inc., 3.40%, 5/15/25		170,000	170,013
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	141,363
AT&T, Inc., 6.55%, 2/15/39		$290,000	349,607
AT&T, Inc., 4.30%, 12/15/42		210,000	197,055
British Telecommunications plc, 5.95%, 1/15/18		420,000	450,223
CenturyLink, Inc., 5.625%, 4/1/20		200,000	205,750
CenturyLink, Inc., 7.65%, 3/15/42		100,000	82,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		250,000	252,315
Frontier Communications Corp., 7.125%, 3/15/19		100,000	106,750
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,175

		Shares/ Principal Amount	Value
Frontier Communications Corp., 10.50%, 9/15/22(3)		$140,000	$146,125
Frontier Communications Corp., 7.125%, 1/15/23		195,000	174,525
Frontier Communications Corp., 6.875%, 1/15/25		140,000	116,725
Frontier Communications Corp., 11.00%, 9/15/25(3)		400,000	408,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19		94,000	101,168
Inmarsat Finance plc, 4.875%, 5/15/22(3)		50,000	44,375
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		325,000	243,750
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	122,937
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,073
Orange SA, 4.125%, 9/14/21		180,000	197,115
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	169,411
SoftBank Group Corp., 4.50%, 4/15/20(3)		$150,000	155,250
Sprint Capital Corp., 8.75%, 3/15/32		105,000	85,313
Telecom Italia Capital SA, 6.375%, 11/15/33		100,000	99,750
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	130,625
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	200,000	236,301
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	113,780
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	577,192
Verizon Communications, Inc., 3.50%, 11/1/21		140,000	148,126
Verizon Communications, Inc., 5.15%, 9/15/23		380,000	437,011
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	819,471
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	103,394
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	96,265
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	149,476
Virgin Media Finance plc, 5.75%, 1/15/25(3)		210,000	210,262
Windstream Services LLC, 7.75%, 10/15/20		120,000	112,800
Windstream Services LLC, 6.375%, 8/1/23		100,000	77,438
			7,952,109
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		255,000	253,087
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	116,564
			369,651
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26		$50,000	50,721
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		55,000	19,388
Ensco plc, 4.70%, 3/15/21		130,000	102,212
FTS International, Inc., 6.25%, 5/1/22		120,000	36,600
Halliburton Co., 3.80%, 11/15/25		190,000	192,378
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		150,000	87,750
Pacific Drilling SA, 5.375%, 6/1/20(3)		115,000	38,238
Paragon Offshore plc, 7.25%, 8/15/24(1)(3)(5)		90,000	24,975
Petroleum Geo-Services ASA, 7.375%, 12/15/18(3)		100,000	76,000
Precision Drilling Corp., 6.50%, 12/15/21		45,000	38,700
Precision Drilling Corp., 5.25%, 11/15/24		105,000	83,212
SESI LLC, 6.375%, 5/1/19		50,000	47,250
Transocean, Inc., 3.75%, 10/15/17		110,000	107,800

	Shares/ Principal Amount	Value
Transocean, Inc., 6.50%, 11/15/20	$115,000	$89,412
Transocean, Inc., 7.125%, 12/15/21	110,000	81,675
Weatherford International Ltd., 9.625%, 3/1/19	65,000	64,350
Weatherford International Ltd., 5.125%, 9/15/20	100,000	81,500
Weatherford International Ltd., 4.50%, 4/15/22	110,000	85,800
		1,257,240
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(3)	215,000	218,225
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)	70,000	76,125
		294,350
Food and Staples Retailing — 0.1%
Albertson's Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(3)	27,000	30,976
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(3)	40,000	37,700
CVS Health Corp., 3.50%, 7/20/22	160,000	169,041
CVS Health Corp., 5.125%, 7/20/45	80,000	93,243
Delhaize Group, 5.70%, 10/1/40	90,000	100,552
Dollar General Corp., 3.25%, 4/15/23	170,000	171,678
Horizon Pharma Financing, Inc., 6.625%, 5/1/23	75,000	69,750
Kroger Co. (The), 3.30%, 1/15/21	190,000	199,941
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	69,000
Sysco Corp., 3.30%, 7/15/26	80,000	81,371
Target Corp., 2.50%, 4/15/26	180,000	179,295
Tesco plc, 6.15%, 11/15/37(3)	80,000	75,024
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	286,645
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	437,704
		2,001,920
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(3)	70,000	72,261
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(3)	95,000	98,325
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(3)	90,000	86,400
Kraft Heinz Foods Co., 3.95%, 7/15/25(3)	200,000	213,412
Kraft Heinz Foods Co., 5.00%, 6/4/42	90,000	98,308
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)	110,000	123,920
Kraft Heinz Foods Co., 4.375%, 6/1/46(3)	40,000	40,236
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	220,000	222,889
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	105,000	107,625
Post Holdings, Inc., 7.375%, 2/15/22	60,000	63,600
Post Holdings, Inc., 7.75%, 3/15/24(3)	65,000	70,688
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	84,400
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	176,010
		1,458,074
Gas Utilities — 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	68,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(3)	40,000	37,600
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	254,058

	Shares/ Principal Amount	Value
Enbridge, Inc., 4.50%, 6/10/44	$120,000	$100,709
Energy Transfer Equity LP, 5.875%, 1/15/24	160,000	147,600
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	197,403
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	81,289
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	155,187
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	96,812
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	356,726
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	90,000	85,950
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	117,325
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	163,007
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	292,886
Kinder Morgan, Inc., 4.30%, 6/1/25	70,000	68,649
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	224,532
MPLX LP, 4.875%, 12/1/24(3)	100,000	94,647
MPLX LP, 4.875%, 6/1/25(3)	180,000	170,562
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	75,000	79,125
NuStar Logistics LP, 4.75%, 2/1/22	40,000	36,800
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	253,759
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	122,356
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	160,000	163,600
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	128,438
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	255,000	258,825
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	215,000	215,806
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	281,022
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	20,000	20,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	55,860
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	104,000	93,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	125,400
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	100,000	103,750
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	174,647
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	110,175
Williams Cos., Inc. (The), 4.55%, 6/24/24	285,000	250,087
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	65,600
Williams Partners LP, 5.10%, 9/15/45	100,000	80,995
		5,333,537
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	100,000	100,750
Alere, Inc., 6.375%, 7/1/23(3)	140,000	146,650
Becton Dickinson and Co., 3.73%, 12/15/24	220,000	233,573
Crimson Merger Sub, Inc., 6.625%, 5/15/22(3)	40,000	32,750

	Shares/ Principal Amount	Value
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(3)	$70,000	$63,175
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	200,500
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	46,000
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	132,600
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(3)	110,000	104,500
Medtronic, Inc., 2.50%, 3/15/20	120,000	123,425
Medtronic, Inc., 3.50%, 3/15/25	240,000	255,880
Medtronic, Inc., 4.375%, 3/15/35	240,000	261,190
St. Jude Medical, Inc., 2.00%, 9/15/18	80,000	80,638
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	101,389
		1,883,020
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,350
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	112,337
Aetna, Inc., 2.75%, 11/15/22	160,000	159,977
Ascension Health, 3.95%, 11/15/46	40,000	41,211
Centene Corp., 6.125%, 2/15/24(3)	125,000	131,954
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	153,837
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	55,950
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	135,000	116,693
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	230,000	233,536
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	110,000	109,312
Express Scripts, Inc., 7.25%, 6/15/19	220,000	252,569
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(3)	125,000	130,469
HCA, Inc., 3.75%, 3/15/19	480,000	495,600
HCA, Inc., 4.25%, 10/15/19	125,000	129,844
HCA, Inc., 7.50%, 2/15/22	220,000	249,975
HCA, Inc., 4.75%, 5/1/23	195,000	199,387
HCA, Inc., 5.375%, 2/1/25	220,000	223,575
HealthSouth Corp., 5.75%, 11/1/24	95,000	96,781
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	221,950
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	100,000	102,350
Kindred Healthcare, Inc., 8.00%, 1/15/20	145,000	145,544
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	22,594
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	78,188
Mylan NV, 3.95%, 6/15/26(3)(4)	160,000	158,770
NYU Hospitals Center, 4.43%, 7/1/42	110,000	115,181
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	102,437
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	105,750
Tenet Healthcare Corp., 8.125%, 4/1/22	285,000	288,206
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	212,344
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	299,588
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	107,802

	Shares/ Principal Amount	Value
Universal Health Services, Inc., 4.75%, 8/1/22(3)	$50,000	$51,000
		4,940,061
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	160,000	166,200
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	76,889
Boyd Gaming Corp., 6.875%, 5/15/23	131,000	138,009
Boyd Gaming Corp., 6.375%, 4/1/26(3)	85,000	87,975
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	60,750
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	105,875
CEC Entertainment, Inc., 8.00%, 2/15/22	25,000	23,688
Eldorado Resorts, Inc., 7.00%, 8/1/23	140,000	147,000
FelCor Lodging LP, 5.625%, 3/1/23	100,000	102,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(3)	150,000	156,375
International Game Technology plc, 6.25%, 2/15/22(3)	240,000	245,400
International Game Technology plc, 6.50%, 2/15/25(3)	50,000	50,250
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	104,079
MGM Resorts International, 5.25%, 3/31/20	150,000	156,000
MGM Resorts International, 6.00%, 3/15/23	210,000	219,975
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	89,675
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	27,450
Scientific Games International, Inc., 7.00%, 1/1/22(3)	160,000	162,400
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	93,725
Station Casinos LLC, 7.50%, 3/1/21	200,000	210,880
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	140,000	135,800
		2,560,895
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	96,000	79,680
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	125,000	119,687
Century Communities, Inc., 6.875%, 5/15/22	30,000	29,175
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)	165,000	115,500
KB Home, 4.75%, 5/15/19	35,000	35,088
KB Home, 8.00%, 3/15/20	50,000	54,125
KB Home, 7.00%, 12/15/21	30,000	30,450
Lennar Corp., 4.75%, 4/1/21	40,000	41,100
Lennar Corp., 4.75%, 5/30/25	40,000	39,400
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)	105,000	106,050
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(3)	200,000	197,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	100,000	100,250
WCI Communities, Inc., 6.875%, 8/15/21	160,000	161,200
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	130,625
		1,239,330

		Shares/ Principal Amount	Value
Household Products†
Energizer Holdings, Inc, 5.50%, 6/15/25(3)		$70,000	$69,126
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	139,182
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	151,200
			359,508
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(3)		90,000	36,900
General Electric Co., 4.125%, 10/9/42		240,000	254,702
General Electric Co., MTN, 5.625%, 9/15/17		112,000	118,469
General Electric Co., MTN, 4.375%, 9/16/20		360,000	397,781
HD Supply, Inc., 7.50%, 7/15/20		135,000	142,763
HD Supply, Inc., 5.25%, 12/15/21(3)		100,000	105,625
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	155,089
Jack Cooper Holdings Corp., 10.25%, 6/1/20(3)		25,000	16,625
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		255,000	244,481
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(3)		60,000	55,350
			1,527,785
Insurance — 0.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		145,000	149,169
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	63,894
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	300,000	385,009
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	121,659
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	102,971
American International Group, Inc., 4.125%, 2/15/24		540,000	562,680
American International Group, Inc., 4.50%, 7/16/44		110,000	105,089
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	330,764
AXA SA, 7.125%, 12/15/20	GBP	150,000	262,156
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$180,000	198,874
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	115,852
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	92,318
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	189,331
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	216,238
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	104,991
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	600,000	640,485
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	29,488
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16		140,000	47,600
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	69,074
International Lease Finance Corp., 3.875%, 4/15/18		250,000	254,375
International Lease Finance Corp., 6.25%, 5/15/19		195,000	211,087
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)		50,000	54,568
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		190,000	186,328
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)		175,000	151,812
Lincoln National Corp., 6.25%, 2/15/20		100,000	111,919
Markel Corp., 4.90%, 7/1/22		200,000	217,728

	Shares/ Principal Amount	Value
Markel Corp., 3.625%, 3/30/23	$80,000	$80,875
MetLife, Inc., 4.125%, 8/13/42	90,000	87,465
MetLife, Inc., 4.875%, 11/13/43	50,000	54,338
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	250,000	252,981
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	82,252
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	160,000	178,944
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	190,000	214,974
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)	110,000	113,422
Travelers Cos., Inc. (The), 4.60%, 8/1/43	110,000	125,827
Travelers Cos., Inc. (The), 4.30%, 8/25/45	60,000	64,983
USI Inc. / NY, 7.75%, 1/15/21(3)	50,000	49,937
Voya Financial, Inc., 5.50%, 7/15/22	140,000	156,516
Voya Financial, Inc., 5.70%, 7/15/43	150,000	171,134
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	117,506
WR Berkley Corp., 4.625%, 3/15/22	130,000	139,348
WR Berkley Corp., 4.75%, 8/1/44	80,000	79,447
		6,945,408
Internet Software and Services†
Equinix, Inc., 4.875%, 4/1/20	50,000	52,125
Equinix, Inc., 5.375%, 4/1/23	75,000	77,531
Match Group, Inc., 6.75%, 12/15/22(3)	80,000	83,200
Netflix, Inc., 5.375%, 2/1/21	40,000	42,800
Netflix, Inc., 5.75%, 3/1/24	100,000	105,000
VeriSign, Inc., 4.625%, 5/1/23	40,000	40,700
VeriSign, Inc., 5.25%, 4/1/25	40,000	40,900
		442,256
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	70,000	70,525
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	92,925
Fidelity National Information Services, Inc., 4.50%, 10/15/22	150,000	161,022
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	121,541
First Data Corp., 7.00%, 12/1/23(3)	205,000	208,588
First Data Corp., 5.00%, 1/15/24(3)	150,000	150,468
First Data Corp., 5.75%, 1/15/24(3)	220,000	220,825
Xerox Corp., 2.95%, 3/15/17	90,000	90,557
		1,116,451
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	220,917
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	62,587
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	124,424
		407,928
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	75,000	80,625
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	32,042
Navistar International Corp., 8.25%, 11/1/21	100,000	71,270

	Shares/ Principal Amount	Value
Terex Corp., 6.00%, 5/15/21	$50,000	$49,687
		233,624
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	230,000	214,475
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	50,000	18,875
		233,350
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	53,224
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	340,122
21st Century Fox America, Inc., 4.75%, 9/15/44	110,000	116,538
Altice Financing SA, 6.625%, 2/15/23(3)	200,000	200,750
Altice Financing SA, 7.50%, 5/15/26(3)	65,000	65,081
Altice Finco SA, 7.625%, 2/15/25(3)	115,000	108,387
Altice Luxembourg SA, 7.75%, 5/15/22(3)	120,000	123,375
Altice Luxembourg SA, 7.625%, 2/15/25(3)	90,000	89,325
Altice US Finance I Corp., 5.375%, 7/15/23(3)	55,000	56,190
Altice US Finance I Corp., 5.50%, 5/15/26(3)	75,000	76,687
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	99,750
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	138,725
CBS Corp., 3.50%, 1/15/25	150,000	153,894
CBS Corp., 4.85%, 7/1/42	70,000	69,506
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	450,000	463,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(3)	170,000	172,550
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	120,000	123,300
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(3)	80,000	76,800
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(3)	575,000	617,294
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,800
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	140,000	135,100
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	60,000	58,800
Comcast Corp., 6.40%, 5/15/38	230,000	307,232
Comcast Corp., 4.75%, 3/1/44	150,000	167,665
CSC Holdings LLC, 6.75%, 11/15/21	125,000	128,812
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	21,750
Discovery Communications LLC, 5.625%, 8/15/19	130,000	142,369
Discovery Communications LLC, 3.25%, 4/1/23	100,000	96,852
DISH DBS Corp., 6.75%, 6/1/21	200,000	207,660
DISH DBS Corp., 5.00%, 3/15/23	135,000	123,187
DISH DBS Corp., 5.875%, 11/15/24	100,000	93,062
Gray Television, Inc., 7.50%, 10/1/20	75,000	78,750
iHeartCommunications, Inc., 10.00%, 1/15/18	90,000	49,725
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	97,500
Lamar Media Corp., 5.875%, 2/1/22	20,000	21,000

	Shares/ Principal Amount	Value
Lamar Media Corp., 5.00%, 5/1/23	$150,000	$156,375
McClatchy Co. (The), 9.00%, 12/15/22	40,000	38,200
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	288,616
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	359,399
Neptune Finco Corp., 10.125%, 1/15/23(3)	45,000	50,288
Neptune Finco Corp., 10.875%, 10/15/25(3)	45,000	51,300
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	164,200
Numericable-SFR SA, 6.00%, 5/15/22(3)	300,000	299,775
Numericable-SFR SA, 7.375%, 5/1/26(3)	175,000	176,422
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	31,543
Omnicom Group, Inc., 3.60%, 4/15/26	220,000	226,041
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,500
RR Donnelley & Sons Co., 6.00%, 4/1/24	140,000	125,300
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	103,875
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	80,000	82,700
Sirius XM Radio, Inc., 5.75%, 8/1/21(3)	125,000	131,094
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)	60,000	60,375
TEGNA, Inc., 5.50%, 9/15/24(3)	140,000	145,075
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	261,778
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	80,842
Time Warner Cable, Inc., 4.50%, 9/15/42	90,000	80,487
Time Warner, Inc., 3.60%, 7/15/25	90,000	93,522
Time Warner, Inc., 7.70%, 5/1/32	390,000	521,611
Time Warner, Inc., 5.35%, 12/15/43	80,000	87,864
Unitymedia GmbH, 6.125%, 1/15/25(3)	95,000	97,969
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(3)	35,000	35,350
Univision Communications, Inc., 5.125%, 2/15/25(3)	175,000	174,125
UPCB Finance IV Ltd., 5.375%, 1/15/25(3)	135,000	138,276
Viacom, Inc., 3.125%, 6/15/22	100,000	98,052
Viacom, Inc., 4.25%, 9/1/23	135,000	138,138
Videotron Ltd., 5.00%, 7/15/22	75,000	78,234
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	145,000	145,725
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	163,125
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	100,000	109,168
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)	175,000	166,469
WMG Acquisition Corp., 5.625%, 4/15/22(3)	150,000	153,562
Ziggo Bond Finance BV, 5.875%, 1/15/25(3)	90,000	89,437
		10,244,074
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	90,000	72,675
Alcoa, Inc., 5.40%, 4/15/21	25,000	25,969
Alcoa, Inc., 5.125%, 10/1/24	165,000	159,999
Aleris International, Inc., 9.50%, 4/1/21(3)	50,000	51,500
Allegheny Technologies, Inc., 5.95%, 1/15/21	70,000	57,225
Anglo American Capital plc, 4.875%, 5/14/25(3)	100,000	92,000

		Shares/ Principal Amount	Value
ArcelorMittal, 7.75%, 3/1/41		$155,000	$143,375
Barrick North America Finance LLC, 4.40%, 5/30/21		118,000	123,672
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	68,601
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(3)		69,000	38,295
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(3)		50,000	48,125
First Quantum Minerals Ltd., 6.75%, 2/15/20(3)		45,000	36,225
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)		160,000	123,200
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(3)		120,000	129,150
Freeport-McMoRan, Inc., 2.30%, 11/14/17		50,000	49,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22		270,000	228,150
Freeport-McMoRan, Inc., 3.875%, 3/15/23		16,000	13,240
Freeport-McMoRan, Inc., 5.40%, 11/14/34		230,000	175,375
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		130,000	125,259
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	150,000	149,719
HudBay Minerals, Inc., 9.50%, 10/1/20		$75,000	62,625
Kinross Gold Corp., 5.125%, 9/1/21		40,000	39,034
Lundin Mining Corp., 7.875%, 11/1/22(3)		70,000	72,275
New Gold, Inc., 6.25%, 11/15/22(3)		35,000	33,337
Southern Copper Corp., 5.25%, 11/8/42		60,000	49,694
Steel Dynamics, Inc., 6.125%, 8/15/19		120,000	124,800
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	103,080
Teck Resources Ltd., 2.50%, 2/1/18		60,000	60,750
Teck Resources Ltd., 4.75%, 1/15/22		170,000	138,550
Teck Resources Ltd., 6.25%, 7/15/41		40,000	28,400
United States Steel Corp., 7.375%, 4/1/20		19,000	16,577
Vale Overseas Ltd., 5.625%, 9/15/19		100,000	100,095
			2,739,971
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	147,894
Calpine Corp., 5.375%, 1/15/23		110,000	108,041
Calpine Corp., 5.875%, 1/15/24(3)		50,000	52,625
Calpine Corp., 5.75%, 1/15/25		300,000	291,375
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		30,000	29,061
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	102,190
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	221,828
Consumers Energy Co., 2.85%, 5/15/22		50,000	51,334
Consumers Energy Co., 3.375%, 8/15/23		180,000	190,596
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	392,165
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	139,039
Dominion Resources, Inc., 3.625%, 12/1/24		140,000	143,167
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	73,851
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	370,931
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	132,783
Duke Energy Progress, LLC, 4.15%, 12/1/44		120,000	128,071
Dynegy, Inc., 7.375%, 11/1/22		215,000	209,087
Dynegy, Inc., 7.625%, 11/1/24		115,000	110,975
Edison International, 3.75%, 9/15/17		200,000	205,896

		Shares/ Principal Amount	Value
Engie SA, VRN, 4.75%, 7/10/21	EUR	300,000	$364,910
Exelon Corp., 4.45%, 4/15/46		$100,000	101,505
Exelon Generation Co. LLC, 4.25%, 6/15/22		120,000	126,193
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	81,699
FirstEnergy Corp., 4.25%, 3/15/23		230,000	237,741
GenOn Energy, Inc., 9.50%, 10/15/18		165,000	130,762
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	57,800
Georgia Power Co., 4.30%, 3/15/42		60,000	64,268
Nisource Finance Corp., 5.65%, 2/1/45		110,000	134,074
NRG Energy, Inc., 7.625%, 1/15/18		63,000	68,198
NRG Energy, Inc., 6.25%, 7/15/22		50,000	49,359
NRG Energy, Inc., 6.25%, 5/1/24		155,000	151,464
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	128,449
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,733
RWE AG, 3.50%, 4/21/25	EUR	290,000	247,716
Sempra Energy, 6.50%, 6/1/16		$170,000	170,000
Sempra Energy, 2.875%, 10/1/22		220,000	221,715
Southern Power Co., 5.15%, 9/15/41		60,000	62,802
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	208,699
Talen Energy Supply LLC, 4.625%, 7/15/19(3)		$220,000	203,500
Virginia Electric and Power Co., 4.45%, 2/15/44		70,000	76,339
Xcel Energy, Inc., 4.80%, 9/15/41		50,000	55,471
			6,156,306
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		60,000	24,600
J.C. Penney Corp., Inc., 5.75%, 2/15/18		25,000	25,500
J.C. Penney Corp., Inc., 5.65%, 6/1/20		75,000	69,750
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	193,686
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)		60,000	45,900
			359,436
Oil, Gas and Consumable Fuels — 0.7%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		260,000	270,075
Anadarko Petroleum Corp., 5.55%, 3/15/26		120,000	128,146
Anadarko Petroleum Corp., 6.45%, 9/15/36		120,000	129,042
Antero Resources Corp., 5.125%, 12/1/22		180,000	173,250
Antero Resources Corp., 5.625%, 6/1/23		35,000	34,300
Apache Corp., 4.75%, 4/15/43		70,000	67,291
BP Capital Markets plc, 4.50%, 10/1/20		24,000	26,292
California Resources Corp., 8.00%, 12/15/22(3)		108,000	78,705
California Resources Corp., 6.00%, 11/15/24		46,000	25,013
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		20,000	13,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100,000	100,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	68,425
Cenovus Energy, Inc., 5.70%, 10/15/19		100,000	102,421
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		234,000	188,662

	Shares/ Principal Amount	Value
Chevron Corp., 2.10%, 5/16/21	$180,000	$180,028
Cimarex Energy Co., 4.375%, 6/1/24	220,000	224,500
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	155,860
Comstock Resources, Inc., 10.00%, 3/15/20(3)	70,000	51,800
Concho Resources, Inc., 6.50%, 1/15/22	90,000	93,375
Concho Resources, Inc., 5.50%, 10/1/22	50,000	50,250
Concho Resources, Inc., 5.50%, 4/1/23	215,000	216,075
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	96,249
CONSOL Energy, Inc., 5.875%, 4/15/22	100,000	82,000
Continental Resources, Inc., 5.00%, 9/15/22	35,000	33,250
Continental Resources, Inc., 3.80%, 6/1/24	365,000	320,287
Continental Resources, Inc., 4.90%, 6/1/44	65,000	53,788
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	85,000
Ecopetrol SA, 4.125%, 1/16/25	80,000	70,300
Encana Corp., 3.90%, 11/15/21	130,000	116,025
EOG Resources, Inc., 5.625%, 6/1/19	380,000	416,359
EOG Resources, Inc., 4.10%, 2/1/21	130,000	138,560
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	140,000	91,350
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	242,784
Exxon Mobil Corp., 3.04%, 3/1/26	170,000	175,008
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	220,000	207,900
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(3)	55,000	51,013
Halcon Resources Corp., 8.625%, 2/1/20(3)	70,000	66,500
Halcon Resources Corp., 12.00%, 2/15/22(3)	35,000	32,638
Hess Corp., 6.00%, 1/15/40	130,000	129,413
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)	70,000	67,900
Laredo Petroleum, Inc., 6.25%, 3/15/23	85,000	80,962
MEG Energy Corp., 6.50%, 3/15/21(3)	50,000	39,625
MEG Energy Corp., 7.00%, 3/31/24(3)	150,000	116,250
Newfield Exploration Co., 5.75%, 1/30/22	190,000	192,375
Newfield Exploration Co., 5.625%, 7/1/24	90,000	90,000
Noble Energy, Inc., 4.15%, 12/15/21	300,000	307,068
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	115,625
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	50,000	52,188
Petrobras Global Finance BV, 8.375%, 5/23/21	110,000	109,142
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	202,137
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	40,075
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	63,875
Petroleos Mexicanos, 6.625%, 6/15/35	70,000	68,722
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	193,246
Phillips 66, 4.30%, 4/1/22	260,000	278,716
QEP Resources, Inc., 5.375%, 10/1/22	140,000	130,900
Range Resources Corp., 5.00%, 8/15/22	160,000	151,000
Rice Energy, Inc., 6.25%, 5/1/22	65,000	64,350
Sanchez Energy Corp., 6.125%, 1/15/23	40,000	29,000
SandRidge Energy, Inc., 8.75%, 6/1/20(3)(5)	60,000	24,000

		Shares/ Principal Amount	Value
Shell International Finance BV, 2.375%, 8/21/22		$280,000	$282,161
Shell International Finance BV, 3.625%, 8/21/42		65,000	60,095
Shell International Finance BV, VRN, 0.84%, 8/15/16		2,117,000	2,118,243
SM Energy Co., 6.50%, 1/1/23		70,000	64,065
SM Energy Co., 5.00%, 1/15/24		80,000	68,809
Statoil ASA, 2.45%, 1/17/23		230,000	227,112
Statoil ASA, 3.95%, 5/15/43		90,000	87,960
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	49,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		140,000	138,250
Tesoro Corp., 4.25%, 10/1/17		100,000	102,750
Tesoro Corp., 5.375%, 10/1/22		20,000	20,475
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	110,220
Total Capital SA, 2.125%, 8/10/18		150,000	152,069
Total SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	160,661
Whiting Petroleum Corp., 5.75%, 3/15/21		$150,000	127,875
WPX Energy, Inc., 8.25%, 8/1/23		70,000	68,513
			11,042,098
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		220,000	222,683
International Paper Co., 6.00%, 11/15/41		50,000	56,002
			278,685
Personal Products†
Avon Products, Inc., 6.75%, 3/15/23		95,000	71,529
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		230,000	234,901
Actavis Funding SCS, 4.55%, 3/15/35		110,000	108,733
Actavis, Inc., 1.875%, 10/1/17		220,000	220,423
Actavis, Inc., 3.25%, 10/1/22		270,000	271,559
Actavis, Inc., 4.625%, 10/1/42		70,000	68,807
Bayer AG, VRN, 2.375%, 10/2/22	EUR	60,000	61,474
Capsugel SA, PIK, 7.00%, 5/15/19(3)		$35,000	35,131
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(3)		130,000	112,775
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(3)		130,000	113,425
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		44,000	45,615
Merck & Co., Inc., 2.40%, 9/15/22		180,000	182,251
Perrigo Finance Unlimited Co., 3.50%, 3/15/21		200,000	203,586
Perrigo Finance Unlimited Co., 3.90%, 12/15/24		200,000	196,920
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(3)		120,000	106,200
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(3)		225,000	198,112
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)		80,000	66,800
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)		235,000	196,812
			2,423,524

		Shares/ Principal Amount	Value
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		$170,000	$185,856
American Tower Corp., 3.375%, 10/15/26		110,000	108,502
Boston Properties LP, 3.65%, 2/1/26		80,000	83,498
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		140,000	132,650
Crown Castle International Corp., 4.45%, 2/15/26		150,000	159,864
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		75,000	76,312
DDR Corp., 3.625%, 2/1/25		130,000	127,589
Essex Portfolio LP, 3.625%, 8/15/22		100,000	103,843
Essex Portfolio LP, 3.25%, 5/1/23		50,000	50,549
Hospitality Properties Trust, 4.65%, 3/15/24		470,000	469,770
Host Hotels & Resorts LP, 3.75%, 10/15/23		100,000	99,052
iStar, Inc., 5.00%, 7/1/19		100,000	95,500
Kilroy Realty LP, 3.80%, 1/15/23		160,000	164,202
Kilroy Realty LP, 4.375%, 10/1/25		40,000	42,170
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	76,875
Senior Housing Properties Trust, 4.75%, 5/1/24		180,000	175,630
Simon Property Group LP, 3.30%, 1/15/26		140,000	145,264
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		90,000	98,816
Welltower, Inc., 2.25%, 3/15/18		60,000	60,397
Welltower, Inc., 3.75%, 3/15/23		160,000	162,351
			2,618,690
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)		85,000	87,869
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	98,144	132,047
			219,916
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	284,440
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		130,000	148,523
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	173,101
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	72,980
CSX Corp., 4.25%, 6/1/21		140,000	153,119
CSX Corp., 3.40%, 8/1/24		200,000	210,205
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	43,066
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	72,936
Union Pacific Corp., 4.00%, 2/1/21		100,000	109,196
Union Pacific Corp., 4.75%, 9/15/41		220,000	248,338
			1,515,904
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22		30,000	25,087
Advanced Micro Devices, Inc., 7.00%, 7/1/24		75,000	59,625
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	73,031
KLA-Tencor Corp., 4.65%, 11/1/24		40,000	42,602
Lam Research Corp., 3.90%, 6/15/26(4)		90,000	91,431

	Shares/ Principal Amount	Value
Micron Technology, Inc., 5.25%, 8/1/23(3)	$100,000	$85,250
Micron Technology, Inc., 5.50%, 2/1/25	160,000	134,800
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(3)	50,000	52,250
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(3)	75,000	78,750
		642,826
Software — 0.1%
BMC Software Finance, Inc., 8.125%, 7/15/21(3)	25,000	18,500
Infor US, Inc., 6.50%, 5/15/22	173,000	159,592
Intuit, Inc., 5.75%, 3/15/17	571,000	592,536
Microsoft Corp., 2.70%, 2/12/25	170,000	173,154
Microsoft Corp., 3.125%, 11/3/25	100,000	105,211
Nuance Communications, Inc., 5.375%, 8/15/20(3)	100,000	102,125
Oracle Corp., 3.625%, 7/15/23	280,000	302,844
Oracle Corp., 3.40%, 7/8/24	140,000	148,354
Oracle Corp., 2.95%, 5/15/25	150,000	153,648
		1,755,964
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	102,250
Ashtead Capital, Inc., 5.625%, 10/1/24(3)	70,000	71,050
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	100,000	92,375
BMC Stock Holdings, Inc., 9.00%, 9/15/18(3)	85,000	88,888
Claire's Stores, Inc., 9.00%, 3/15/19(3)	40,000	25,000
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.50%, 6/1/22(3)(4)	75,000	75,563
Hertz Corp. (The), 6.75%, 4/15/19	125,000	126,921
Hertz Corp. (The), 6.25%, 10/15/22	75,000	74,906
Home Depot, Inc. (The), 3.35%, 9/15/25	100,000	106,827
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	344,122
Michaels Stores, Inc., 5.875%, 12/15/20(3)	105,000	109,463
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	64,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	79,125
Serta Simmons Bedding LLC, 8.125%, 10/1/20(3)	200,000	212,000
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	123,437
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	87,750
United Rentals North America, Inc., 4.625%, 7/15/23	310,000	308,837
United Rentals North America, Inc., 5.50%, 7/15/25	210,000	206,850
		2,300,114
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	170,000	169,794
Apple, Inc., 2.85%, 5/6/21	180,000	187,923
Apple, Inc., 3.45%, 5/6/24	380,000	405,078
Apple, Inc., 4.65%, 2/23/46	50,000	54,941
CommScope Technologies Finance LLC, 6.00%, 6/15/25(3)	255,000	260,737
Dell, Inc., 5.875%, 6/15/19	125,000	131,406
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(3)(4)	210,000	212,287
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(3)	270,000	277,666

		Shares/ Principal Amount	Value
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(3)		$200,000	$204,934
HP, Inc., 4.30%, 6/1/21		55,000	57,670
NCR Corp., 5.00%, 7/15/22		65,000	64,187
Seagate HDD Cayman, 4.75%, 6/1/23		150,000	125,700
Western Digital Corp., 10.50%, 4/1/24(3)		270,000	280,125
			2,432,448
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)		30,000	30,150
L Brands, Inc., 5.625%, 2/15/22		175,000	187,250
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22		210,000	179,025
PVH Corp., 4.50%, 12/15/22		50,000	51,125
			447,550
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		400,000	411,274
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	308,934
Reynolds American, Inc., 4.45%, 6/12/25		220,000	241,822
			962,030
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(3)		50,000	53,375
Sprint Communications, Inc., 6.00%, 11/15/22		225,000	169,875
Sprint Corp., 7.25%, 9/15/21		275,000	223,781
Sprint Corp., 7.875%, 9/15/23		150,000	118,500
Sprint Corp., 7.125%, 6/15/24		335,000	253,972
T-Mobile USA, Inc., 6.625%, 11/15/20		135,000	139,921
T-Mobile USA, Inc., 6.125%, 1/15/22		75,000	79,406
T-Mobile USA, Inc., 6.625%, 4/1/23		255,000	271,256
T-Mobile USA, Inc., 6.375%, 3/1/25		150,000	157,688
T-Mobile USA, Inc., 6.50%, 1/15/26		80,000	84,850
			1,552,624
TOTAL CORPORATE BONDS (Cost $143,140,362)			143,507,845
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	178,000	142,114
Australia Government Bond, 2.75%, 4/21/24	AUD	723,000	544,099
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	430,000	315,733
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	217,000	161,160
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	296,369
			1,459,475
Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	282,000	355,645
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	120,000	157,079
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	106,000	144,831
Austria Government Bond, 1.65%, 10/21/24(3)	EUR	150,000	187,534
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	108,000	190,385
			1,035,474

		Shares/ Principal Amount	Value
Belgium — 0.1%
Belgium Government Bond, 4.00%, 3/28/18(3)	EUR	273,000	$328,834
Belgium Government Bond, 2.25%, 6/22/23	EUR	320,000	412,456
Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	84,000	151,851
			893,141
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	410,000	314,868
Canadian Government Bond, 4.00%, 6/1/17	CAD	255,000	201,066
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	341,542
Province of British Columbia, 3.25%, 12/18/21	CAD	181,000	151,435
Province of British Columbia, 2.85%, 6/18/25	CAD	758,000	619,268
Province of Ontario Canada, 4.40%, 6/2/19	CAD	474,000	396,190
Province of Ontario Canada, 4.65%, 6/2/41	CAD	490,000	480,434
Province of Quebec Canada, 3.00%, 9/1/23	CAD	505,000	416,232
Province of Quebec Canada, 5.00%, 12/1/41	CAD	45,000	46,252
			2,967,287
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	242,650
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	301,600
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,600,000	189,949
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	35,000	6,028
Denmark Government Bond, 7.00%, 11/10/24	DKK	710,000	167,767
Denmark Government Bond, 4.50%, 11/15/39	DKK	335,000	87,697
			261,492
Finland†
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	135,000	166,396
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	75,000	111,526
			277,922
France — 0.2%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,540,000	2,032,130
France Government Bond OAT, 1.75%, 11/25/24	EUR	507,000	635,660
France Government Bond OAT, 5.50%, 4/25/29	EUR	19,000	33,649
France Government Bond OAT, 3.25%, 5/25/45	EUR	570,000	904,793
			3,606,232
Germany — 0.3%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	335,000	426,110
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	265,000	337,931
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	645,000	780,605
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	1,120,000	1,300,568
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	223,000	381,935
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	144,000	275,312
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	30,000	58,319
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	36,000	75,316

		Shares/ Principal Amount	Value
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	95,000	$149,912
			3,786,008
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	105,000	140,987
Ireland Government Bond, 3.40%, 3/18/24	EUR	133,000	180,792
			321,779
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	280,000	327,315
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	2,060,000	2,395,961
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	215,000	347,538
Italy Government International Bond, 6.875%, 9/27/23		$150,000	187,503
			3,258,317
Japan — 1.2%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	789,200,000	7,620,449
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	95,800,000	929,124
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	315,900,000	4,081,569
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	167,500,000	2,140,474
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	9,000,000	106,272
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	285,950,000	3,180,547
			18,058,435
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	306,021
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	8,000,000	448,948
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	792,537
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	384,825
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	176,813
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	268,650
			2,071,773
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	935,000	1,208,653
Netherlands Government Bond, 0.25%, 7/15/25(3)	EUR	100,000	111,494
Netherlands Government Bond, 3.75%, 1/15/42(3)	EUR	51,000	94,077
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	55,000	89,719
			1,503,943
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	330,000	240,787
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(3)	NOK	18,200,000	2,479,723
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	126,250
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	182,400
			308,650
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	328,559

		Shares/ Principal Amount	Value
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	$141,835
			470,394
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	780,000	213,574
Poland Government International Bond, 5.125%, 4/21/21		$250,000	280,239
			493,813
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3)	EUR	2,540,000	2,829,339
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	190,000	139,720
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	218,928
			358,648
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	357,763
Spain — 0.3%
Spain Government Bond, 5.50%, 7/30/17(3)	EUR	257,000	304,781
Spain Government Bond, 4.30%, 10/31/19(3)	EUR	435,000	552,945
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	1,195,000	1,656,956
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	427,000	487,188
Spain Government Bond, 4.20%, 1/31/37(3)	EUR	600,000	866,779
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	210,000	350,971
			4,219,620
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,700,000	533,471
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	955,000	1,094,763
Switzerland Government Bond, 2.50%, 3/8/36	CHF	65,000	97,585
			1,192,348
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	9,400,000	302,884
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	600,000	183,442
Turkey Government International Bond, 3.25%, 3/23/23		$300,000	280,847
			464,289
United Kingdom — 0.3%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	420,000	792,930
United Kingdom Gilt, 4.25%, 6/7/32	GBP	123,000	234,411
United Kingdom Gilt, 4.25%, 3/7/36	GBP	275,000	534,873
United Kingdom Gilt, 4.50%, 12/7/42	GBP	822,000	1,739,598
United Kingdom Gilt, 4.25%, 12/7/55	GBP	176,000	407,245
			3,709,057
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	68,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $56,894,275)			58,570,484

	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 3.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 1.78%, 6/15/16	$136,750	$138,860
FHLMC, VRN, 1.84%, 6/15/16	54,692	55,414
FHLMC, VRN, 1.92%, 6/15/16	187,235	190,283
FHLMC, VRN, 1.97%, 6/15/16	248,645	252,231
FHLMC, VRN, 2.05%, 6/15/16	120,618	123,107
FHLMC, VRN, 2.31%, 6/15/16	552,411	564,495
FHLMC, VRN, 2.40%, 6/15/16	328,812	348,106
FHLMC, VRN, 2.64%, 6/15/16	544,055	574,957
FHLMC, VRN, 2.65%, 6/15/16	143,150	151,544
FHLMC, VRN, 2.78%, 6/15/16	106,651	112,697
FHLMC, VRN, 2.79%, 6/15/16	305,257	321,428
FHLMC, VRN, 3.01%, 6/15/16	66,225	69,271
FHLMC, VRN, 3.23%, 6/15/16	217,113	228,774
FHLMC, VRN, 3.65%, 6/15/16	183,385	192,108
FHLMC, VRN, 4.06%, 6/15/16	155,564	163,062
FHLMC, VRN, 4.22%, 6/15/16	262,876	277,000
FHLMC, VRN, 4.65%, 6/15/16	190,704	199,137
FHLMC, VRN, 5.17%, 6/15/16	25,062	26,134
FNMA, VRN, 2.24%, 6/25/16	288,363	301,087
FNMA, VRN, 2.24%, 6/25/16	417,463	435,167
FNMA, VRN, 2.26%, 6/25/16	343,632	358,242
FNMA, VRN, 2.26%, 6/25/16	355,610	369,912
FNMA, VRN, 2.27%, 6/25/16	718,303	742,871
FNMA, VRN, 2.34%, 6/25/16	76,259	79,151
FNMA, VRN, 2.52%, 6/25/16	350,748	371,437
FNMA, VRN, 2.52%, 6/25/16	95,118	100,216
FNMA, VRN, 2.57%, 6/25/16	100,695	105,835
FNMA, VRN, 2.65%, 6/25/16	91,931	96,984
FNMA, VRN, 2.70%, 6/25/16	53,021	54,891
FNMA, VRN, 3.35%, 6/25/16	214,219	224,533
FNMA, VRN, 3.62%, 6/25/16	192,193	202,098
FNMA, VRN, 3.94%, 6/25/16	173,676	182,218
FNMA, VRN, 4.78%, 6/25/16	254,593	269,282
		7,882,532
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.2%
FHLMC, 6.50%, 6/1/16	59	59
FHLMC, 6.50%, 6/1/16	133	133
FHLMC, 4.50%, 1/1/19	143,623	147,337
FHLMC, 5.00%, 10/1/19	3,794	3,897
FHLMC, 5.00%, 11/1/19	22,279	22,946
FHLMC, 5.50%, 11/1/19	806	822
FHLMC, 5.50%, 11/1/19	1,100	1,144
FHLMC, 5.50%, 11/1/19	2,250	2,342
FHLMC, 5.50%, 11/1/19	702	717
FHLMC, 5.50%, 11/1/19	538	546

	Shares/ Principal Amount	Value
FHLMC, 5.50%, 12/1/19	$1,685	$1,761
FHLMC, 5.00%, 2/1/20	1,643	1,689
FHLMC, 5.00%, 2/1/20	658	676
FHLMC, 5.50%, 3/1/20	3,262	3,426
FHLMC, 5.50%, 3/1/20	2,545	2,660
FHLMC, 5.50%, 3/1/20	3,987	4,192
FHLMC, 5.00%, 5/1/20	1,486	1,526
FHLMC, 5.00%, 5/1/20	4,216	4,335
FHLMC, 5.00%, 5/1/20	5,037	5,188
FHLMC, 4.50%, 7/1/20	18,037	18,897
FHLMC, 4.00%, 10/1/20	5,936	6,146
FHLMC, 8.00%, 6/1/26	4,470	4,626
FHLMC, 8.00%, 6/1/26	443	513
FHLMC, 8.00%, 7/1/26	438	439
FHLMC, 7.00%, 8/1/29	1,736	1,888
FHLMC, 8.00%, 7/1/30	12,466	15,790
FHLMC, 5.50%, 12/1/33	230,743	262,761
FHLMC, 6.50%, 5/1/34	8,732	10,506
FHLMC, 5.50%, 6/1/35	10,309	11,544
FHLMC, 5.00%, 9/1/35	6,404	7,095
FHLMC, 5.00%, 9/1/35	4,095	4,528
FHLMC, 5.50%, 10/1/35	38,877	43,860
FHLMC, 5.50%, 10/1/35	24,643	27,910
FHLMC, 5.00%, 11/1/35	89,700	99,763
FHLMC, 5.00%, 11/1/35	128,283	144,586
FHLMC, 6.50%, 3/1/36	4,432	5,059
FHLMC, 6.50%, 3/1/36	2,850	3,253
FHLMC, 5.50%, 1/1/38	162,624	182,646
FHLMC, 6.00%, 2/1/38	94,167	107,455
FHLMC, 6.00%, 11/1/38	441,454	502,417
FHLMC, 6.50%, 7/1/47	15,838	17,521
FNMA, 3.00%, 6/13/16(7)	500,000	512,031
FNMA, 3.50%, 6/13/16(7)	4,650,000	4,866,152
FNMA, 4.00%, 6/13/16(7)	5,275,000	5,631,475
FNMA, 4.50%, 6/13/16(7)	2,150,000	2,341,226
FNMA, 5.00%, 6/13/16(7)	300,000	332,812
FNMA, 5.50%, 6/13/16(7)	225,000	252,316
FNMA, 4.00%, 6/1/19	1,888	1,959
FNMA, 4.50%, 6/1/19	36,331	37,435
FNMA, 4.50%, 12/1/19	3,452	3,547
FNMA, 5.00%, 3/1/20	8,469	8,826
FNMA, 5.00%, 3/1/20	6,914	7,120
FNMA, 5.00%, 4/1/20	4,801	4,947
FNMA, 5.00%, 5/1/20	1,646	1,692
FNMA, 5.00%, 5/1/20	5,245	5,407
FNMA, 5.00%, 7/1/20	6,819	7,009
FNMA, 7.00%, 5/1/26	2,402	2,562

	Shares/ Principal Amount	Value
FNMA, 7.00%, 6/1/26	$1,466	$1,707
FNMA, 7.50%, 3/1/27	890	893
FNMA, 6.50%, 4/1/29	9,716	11,134
FNMA, 6.50%, 6/1/29	11,411	13,073
FNMA, 6.50%, 6/1/29	15,586	17,861
FNMA, 7.00%, 7/1/29	3,668	3,990
FNMA, 6.50%, 8/1/29	17,601	20,171
FNMA, 7.00%, 3/1/30	9,773	11,042
FNMA, 8.00%, 7/1/30	16,308	16,799
FNMA, 7.50%, 9/1/30	6,976	8,683
FNMA, 6.50%, 9/1/31	36,109	41,381
FNMA, 7.00%, 9/1/31	30,844	34,492
FNMA, 6.50%, 1/1/32	10,794	12,369
FNMA, 5.50%, 6/1/33	69,966	79,422
FNMA, 5.50%, 8/1/33	505,856	571,022
FNMA, 5.00%, 11/1/33	460,647	513,631
FNMA, 5.50%, 1/1/34	446,293	502,244
FNMA, 5.50%, 9/1/34	26,374	29,854
FNMA, 5.50%, 10/1/34	25,951	29,371
FNMA, 6.00%, 10/1/34	21,895	24,954
FNMA, 5.00%, 11/1/34	74,755	82,909
FNMA, 5.50%, 3/1/35	741	831
FNMA, 5.50%, 3/1/35	6,475	7,286
FNMA, 5.50%, 3/1/35	10,057	11,419
FNMA, 5.50%, 3/1/35	20,097	22,880
FNMA, 5.50%, 3/1/35	16,874	19,203
FNMA, 5.00%, 4/1/35	23,563	26,683
FNMA, 6.00%, 5/1/35	11,044	12,685
FNMA, 6.00%, 5/1/35	451	514
FNMA, 6.00%, 6/1/35	19,902	22,683
FNMA, 6.00%, 6/1/35	3,627	4,167
FNMA, 6.00%, 6/1/35	454	519
FNMA, 5.00%, 7/1/35	108,025	122,319
FNMA, 5.50%, 7/1/35	15,492	17,542
FNMA, 6.00%, 7/1/35	44,535	51,162
FNMA, 6.00%, 7/1/35	3,259	3,714
FNMA, 6.00%, 7/1/35	32,618	37,418
FNMA, 5.50%, 8/1/35	6,780	7,681
FNMA, 4.50%, 9/1/35	498,130	544,725
FNMA, 5.50%, 9/1/35	39,160	44,356
FNMA, 5.50%, 9/1/35	1,212	1,374
FNMA, 5.50%, 9/1/35	554	624
FNMA, 5.50%, 9/1/35	12,506	14,171
FNMA, 5.50%, 9/1/35	90,709	102,805
FNMA, 5.00%, 10/1/35	15,033	17,020
FNMA, 5.50%, 10/1/35	172,826	196,047
FNMA, 6.00%, 10/1/35	33,378	38,120

	Shares/ Principal Amount	Value
FNMA, 5.50%, 11/1/35	$109,131	$123,416
FNMA, 6.00%, 11/1/35	12,299	14,017
FNMA, 6.50%, 11/1/35	3,074	3,524
FNMA, 6.50%, 12/1/35	13,594	15,581
FNMA, 6.50%, 4/1/36	12,678	14,530
FNMA, 6.00%, 8/1/36	17,713	20,199
FNMA, 5.00%, 10/1/36	281,847	312,472
FNMA, 5.00%, 11/1/36	204,512	226,830
FNMA, 5.50%, 1/1/37	633,821	713,112
FNMA, 6.00%, 5/1/37	15,470	17,659
FNMA, 6.00%, 7/1/37	2,736	3,119
FNMA, 6.50%, 8/1/37	12,535	14,008
FNMA, 6.50%, 8/1/37	345,733	371,195
FNMA, 6.50%, 8/1/37	417,000	445,012
FNMA, 5.00%, 4/1/40	1,518,998	1,688,410
FNMA, 4.00%, 1/1/41	4,967,488	5,398,850
FNMA, 5.00%, 6/1/41	1,258,355	1,400,607
FNMA, 4.50%, 7/1/41	1,101,292	1,206,618
FNMA, 4.50%, 9/1/41	2,786,586	3,045,968
FNMA, 4.50%, 9/1/41	30,310	33,126
FNMA, 4.00%, 12/1/41	2,221,738	2,401,063
FNMA, 4.00%, 1/1/42	43,505	46,610
FNMA, 3.50%, 5/1/42	1,936,621	2,036,019
FNMA, 3.50%, 6/1/42	904,510	953,589
FNMA, 3.00%, 11/1/42	1,348,293	1,384,136
FNMA, 3.50%, 5/1/45	1,851,813	1,944,810
FNMA, 6.50%, 8/1/47	46,297	51,628
FNMA, 6.50%, 8/1/47	20,785	23,175
FNMA, 6.50%, 9/1/47	95,322	106,363
FNMA, 6.50%, 9/1/47	4,752	5,300
FNMA, 6.50%, 9/1/47	35,823	39,949
FNMA, 6.50%, 9/1/47	52,098	58,120
FNMA, 6.50%, 9/1/47	13,907	15,505
GNMA, 3.50%, 6/21/16(7)	350,000	369,400
GNMA, 9.00%, 4/20/25	906	1,029
GNMA, 7.50%, 10/15/25	2,525	2,617
GNMA, 6.00%, 4/15/26	666	755
GNMA, 6.00%, 4/15/26	205	233
GNMA, 7.50%, 6/15/26	2,442	2,548
GNMA, 7.00%, 12/15/27	11,305	11,525
GNMA, 7.50%, 12/15/27	12,428	14,009
GNMA, 6.00%, 5/15/28	15,070	17,099
GNMA, 6.00%, 5/15/28	27,422	31,113
GNMA, 6.50%, 5/15/28	6,036	6,903
GNMA, 7.00%, 5/15/31	28,662	35,022
GNMA, 5.50%, 11/15/32	105,051	120,421
GNMA, 6.50%, 10/15/38	1,535,051	1,889,352

	Shares/ Principal Amount	Value
GNMA, 4.50%, 5/20/41	$1,764,240	$1,927,008
GNMA, 4.50%, 6/15/41	595,954	669,404
GNMA, 4.00%, 12/15/41	781,520	838,335
GNMA, 3.50%, 7/20/42	689,120	729,542
GNMA, 3.50%, 4/20/45	391,638	413,811
		50,270,711
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $56,194,024)		58,153,243
MUNICIPAL SECURITIES — 1.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	187,093
Illinois Housing Development Authority Rev., VRDN, 0.41%, 6/2/16 (LIQ FAC: FHLB)	3,850,000	3,850,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	168,068
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	130,000	167,551
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	41,885
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,174
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	274,680
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	207,220
New York City GO, 6.27%, 12/1/37	40,000	54,696
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	237,156
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 0.44%, 6/1/16 (LOC: FNMA)	1,955,000	1,955,000
Pasadena Public Financing Authority Rev., VRDN, 0.42%, 6/2/16 (SBBPA: Bank of the West)	4,565,000	4,565,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	363,964
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	349,748
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	219,263
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	210,443
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	173,961
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	22,134
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	248,077
State of California GO, 7.55%, 4/1/39	60,000	92,560
State of California GO, 7.30%, 10/1/39	160,000	235,189
State of California GO, 7.60%, 11/1/40	145,000	227,112
State of Illinois GO, 5.10%, 6/1/33	170,000	163,154
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	130,000	173,753
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.43%, 6/2/16 (LOC: Bank of America N.A.)	3,400,000	3,400,000
TOTAL MUNICIPAL SECURITIES (Cost $16,804,662)		17,608,881

	Shares/ Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$52,978	$55,064
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.90%, 6/1/16	112,420	111,543
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	591,762	486,253
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 6/1/16	178,328	176,710
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.18%, 6/1/16	325,564	322,071
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	131,992	136,252
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.91%, 6/1/16	74,144	71,325
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.57%, 6/1/16	210,257	200,327
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.26%, 6/1/16	262,655	258,332
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.80%, 6/1/16	193,386	189,285
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.48%, 6/1/16	217,808	211,498
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 6/1/16	306,201	300,462
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.65%, 6/1/16	118,185	113,739
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.46%, 6/1/16	177,705	172,371
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.12%, 6/1/16	245,948	244,705
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.73%, 6/1/16	343,672	339,785
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.87%, 6/1/16	515,269	518,609
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 6/1/16	134,822	134,586
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.66%, 6/1/16	182,531	179,854
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.93%, 6/1/16	140,304	139,119
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.95%, 6/1/16	311,344	312,297
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/16(3)	177,985	178,828
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.82%, 6/1/16	395,048	402,574
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	105,666	105,576
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.54%, 6/25/16	247,416	243,939
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 6/1/16	235,161	230,008
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.64%, 6/1/16	73,488	73,447

	Shares/ Principal Amount	Value
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.38%, 6/1/16	$64,304	$63,611
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/16	102,309	103,112
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	270,688	280,352
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.69%, 6/1/16	216,514	216,255
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.57%, 6/1/16	215,987	214,802
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 6/1/16	144,534	146,629
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 6/25/16	588,951	545,163
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 6/1/16(3)	381,166	390,479
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	167,851	172,326
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 6/1/16	610,315	596,049
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.78%, 6/1/16	295,131	292,460
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.51%, 6/1/16	187,849	184,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.78%, 6/1/16	184,369	187,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 6/1/16	366,625	365,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	163,835	160,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	120,846	122,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	406,575	418,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.86%, 6/1/16	633,312	643,807
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.85%, 6/1/16	310,696	315,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.88%, 6/1/16	85,308	86,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.76%, 6/1/16	76,145	74,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.74%, 6/1/16	316,225	317,330
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 6/1/16	88,765	89,370
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.98%, 6/1/16	176,514	176,534
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.08%, 6/1/16	316,304	315,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	233,865	236,053
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.93%, 6/1/16	245,616	235,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.75%, 6/1/16	203,981	192,209

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.90%, 6/1/16	$385,165	$370,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 3.03%, 6/1/16	95,027	93,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	128,348	131,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	99,276	102,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	148,834	147,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	84,586	87,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 6/1/16	129,865	127,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.78%, 6/1/16	161,117	145,486
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	183,700	192,728
		14,449,678
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	618,869	674,367
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,305,239)		15,124,045
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	800,000	822,431
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 6/15/16(3)	775,000	764,392
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	700,000	713,443
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	850,000	883,316
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(3)	250,000	259,961
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 6/15/16(3)	1,224,286	1,210,009
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 6/15/16(3)	940,000	922,818
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	773,261
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 6/1/16	700,000	764,375
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	750,000	809,601
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 6/1/16	775,000	807,304
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 6/1/16	150,000	162,140
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(3)	175,000	177,499
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	975,000	1,009,092
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	210,081

	Shares/ Principal Amount	Value
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/16(3)	$1,100,000	$1,149,693
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	442,650
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 6/15/16(3)	1,150,000	1,141,318
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 6/1/16(3)	700,000	698,689
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,420,231)		13,722,073
ASSET-BACKED SECURITIES(6) — 0.7%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	47,604	49,686
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(3)	772,627	762,487
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	700,000	705,961
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	250,000	250,441
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	175,000	176,757
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 6/16/16	675,000	675,379
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 6/16/16(3)	725,000	726,597
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	49,413	50,436
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.86%, 6/7/16(3)	617,751	616,736
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.34%, 6/22/16(3)	425,000	425,397
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	150,686	150,536
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	904,152	904,238
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	675,000	673,297
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 6/16/16	14,098	14,098
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.84%, 6/10/16(3)	547,479	546,222
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	145,260	145,087
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	723,374	709,795
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 6/17/16(3)	390,896	385,849
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	425,007	416,271
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	482,895	480,405
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(3)	177,108	175,285
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	108,184	108,390
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	621,182	618,993

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	$328,092	$328,046
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 6/16/16	443,332	443,580
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	79,975	83,474
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	130,731	136,778
TOTAL ASSET-BACKED SECURITIES (Cost $10,780,983)		10,760,221
COMMERCIAL PAPER(8) — 0.4%
Old Line Funding LLC, 0.87%, 6/20/16 (LOC: Royal Bank of Canada)(3)	2,200,000	2,199,501
Royal Bank of Canada, 0.73%, 10/14/16	1,200,000	1,201,077
Thunder Bay Funding LLC, 0.85%, 6/10/16(3)	2,200,000	2,199,741
TOTAL COMMERCIAL PAPER (Cost $5,599,237)		5,600,319
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	8,210	479,300
iShares MSCI EAFE Value ETF	17,500	801,675
iShares MSCI Japan ETF	25,362	298,764
iShares MSCI Malaysia ETF	49,425	391,446
iShares Russell 1000 Growth ETF	9,175	924,840
iShares Russell 2000 Value ETF	2,478	240,168
iShares Russell Mid-Cap Value ETF	30,142	2,219,958
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,139,527)		5,356,151
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 2.125%, 4/24/26	$230,000	229,811
FNMA, 6.625%, 11/15/30	2,510,000	3,706,836
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,540,024)		3,936,647
TEMPORARY CASH INVESTMENTS — 2.1%
Federal Home Loan Bank Discount Notes, 0.47%, 9/2/16(8)	3,000,000	3,000,576
SSgA U.S. Government Money Market Fund, Class N	19,104,915	19,104,915
State Street Institutional Liquid Reserves Fund, Premier Class	11,076,214	11,076,214
U.S. Treasury Bills, 0.42%, 8/11/16(2)(8)	$100,000	99,947
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,281,047)		33,281,652
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,404,618,560)		1,572,080,300
OTHER ASSETS AND LIABILITIES — (0.9)%		(13,995,758)
TOTAL NET ASSETS — 100.0%		$1,558,084,542

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	49,562	USD	36,940	JPMorgan Chase Bank N.A.	6/15/16	$(1,136)
AUD	224,333	USD	164,093	JPMorgan Chase Bank N.A.	6/15/16	(2,036)
AUD	90,693	USD	66,339	JPMorgan Chase Bank N.A.	6/15/16	(823)
AUD	4,005	USD	3,057	JPMorgan Chase Bank N.A.	6/15/16	(164)
AUD	466,475	USD	355,238	UBS AG	6/15/16	(18,259)
AUD	152,905	USD	116,443	UBS AG	6/15/16	(5,985)
AUD	42,754	USD	31,339	UBS AG	6/15/16	(453)
AUD	136,663	USD	100,174	UBS AG	6/15/16	(1,450)
USD	163,587	AUD	220,718	JPMorgan Chase Bank N.A.	6/15/16	4,142
USD	1,348,707	AUD	1,820,019	UBS AG	6/15/16	33,934
BRL	441,109	USD	116,372	UBS AG	6/15/16	5,231
BRL	144,002	USD	37,990	UBS AG	6/15/16	1,708
BRL	857,886	USD	241,318	UBS AG	6/15/16	(4,820)
BRL	285,455	USD	80,297	UBS AG	6/15/16	(1,604)
USD	117,912	BRL	441,109	UBS AG	6/15/16	(3,691)
USD	38,493	BRL	144,002	UBS AG	6/15/16	(1,205)
USD	229,627	BRL	857,886	UBS AG	6/15/16	(6,871)
USD	76,407	BRL	285,455	UBS AG	6/15/16	(2,286)
CAD	45,607	USD	35,502	JPMorgan Chase Bank N.A.	6/15/16	(725)
CAD	111,362	USD	85,769	JPMorgan Chase Bank N.A.	6/15/16	(850)
CAD	309,364	USD	238,268	JPMorgan Chase Bank N.A.	6/15/16	(2,362)
CAD	49,643	USD	39,113	JPMorgan Chase Bank N.A.	6/15/16	(1,257)
CAD	312,490	USD	239,433	UBS AG	6/15/16	(1,144)
CAD	102,715	USD	78,701	UBS AG	6/15/16	(376)
CAD	560,910	USD	434,626	UBS AG	6/15/16	(6,903)
CAD	63,660	USD	48,097	Morgan Stanley	6/30/16	447
CAD	86,186	USD	65,116	Morgan Stanley	6/30/16	606
CAD	51,914	USD	39,385	Morgan Stanley	6/30/16	202
CAD	2,802	USD	2,161	Morgan Stanley	6/30/16	(24)
CAD	73,918	USD	57,012	Morgan Stanley	6/30/16	(645)
CAD	49,781	USD	38,544	Morgan Stanley	6/30/16	(583)
CAD	25,493	USD	19,647	Morgan Stanley	6/30/16	(207)
CAD	2,901	USD	2,245	Morgan Stanley	6/30/16	(33)
CAD	32,776	USD	25,411	Morgan Stanley	6/30/16	(417)
CAD	29,269	USD	22,303	Morgan Stanley	6/30/16	16
CAD	3,809	USD	2,908	Morgan Stanley	6/30/16	(3)
CAD	105,350	USD	81,192	Morgan Stanley	6/30/16	(857)
CAD	3,542	USD	2,686	Morgan Stanley	6/30/16	15
CAD	70,445	USD	53,476	Morgan Stanley	6/30/16	242
CAD	2,856	USD	2,207	Morgan Stanley	6/30/16	(29)
CAD	147,733	USD	114,715	Morgan Stanley	6/30/16	(2,060)
CAD	2,873	USD	2,230	Morgan Stanley	6/30/16	(39)
CAD	93,113	USD	72,281	Morgan Stanley	6/30/16	(1,277)
CAD	61,306	USD	47,615	Morgan Stanley	6/30/16	(866)
CAD	2,760	USD	2,178	Morgan Stanley	6/30/16	(73)
CAD	2,905	USD	2,290	Morgan Stanley	6/30/16	(75)
CAD	2,765	USD	2,188	Morgan Stanley	6/30/16	(79)
CAD	26,444	USD	20,901	Morgan Stanley	6/30/16	(736)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,253	USD	4,162	Morgan Stanley	6/30/16	$(156)
CAD	35,304	USD	27,474	Morgan Stanley	6/30/16	(553)
CAD	67,874	USD	51,461	Morgan Stanley	6/30/16	296
USD	84,639	CAD	111,739	JPMorgan Chase Bank N.A.	6/15/16	(568)
USD	96,630	CAD	128,475	JPMorgan Chase Bank N.A.	6/15/16	(1,339)
USD	232,655	CAD	309,328	JPMorgan Chase Bank N.A.	6/15/16	(3,224)
USD	77,561	CAD	102,271	JPMorgan Chase Bank N.A.	6/15/16	(426)
USD	249,212	CAD	328,606	JPMorgan Chase Bank N.A.	6/15/16	(1,367)
USD	87,657	CAD	111,117	JPMorgan Chase Bank N.A.	6/15/16	2,925
USD	244,252	CAD	320,931	JPMorgan Chase Bank N.A.	6/15/16	(474)
USD	80,792	CAD	106,155	JPMorgan Chase Bank N.A.	6/15/16	(157)
USD	32,119	CAD	41,684	JPMorgan Chase Bank N.A.	6/15/16	333
USD	1,776,268	CAD	2,378,387	UBS AG	6/15/16	(37,374)
USD	195,990	CAD	262,427	UBS AG	6/15/16	(4,124)
USD	1,335,395	CAD	1,762,441	Morgan Stanley	6/30/16	(8,562)
USD	1,807,930	CAD	2,386,087	Morgan Stanley	6/30/16	(11,592)
USD	1,274,031	CAD	1,681,454	Morgan Stanley	6/30/16	(8,169)
USD	94,316	CAD	124,478	Morgan Stanley	6/30/16	(605)
USD	70,717	CAD	91,687	Morgan Stanley	6/30/16	800
USD	31,243	CAD	40,011	Morgan Stanley	6/30/16	732
USD	23,770	CAD	30,441	Morgan Stanley	6/30/16	557
USD	64,387	CAD	82,456	Morgan Stanley	6/30/16	1,509
USD	2,388	CAD	3,067	Morgan Stanley	6/30/16	49
USD	54,433	CAD	68,914	Morgan Stanley	6/30/16	1,882
USD	40,454	CAD	51,269	Morgan Stanley	6/30/16	1,359
USD	41,986	CAD	53,237	Morgan Stanley	6/30/16	1,390
USD	49,049	CAD	62,057	Morgan Stanley	6/30/16	1,727
USD	59,083	CAD	74,425	Morgan Stanley	6/30/16	2,329
USD	35,602	CAD	44,847	Morgan Stanley	6/30/16	1,404
USD	41,328	CAD	51,837	Morgan Stanley	6/30/16	1,800
USD	2,971	CAD	3,779	Morgan Stanley	6/30/16	89
USD	3,745	CAD	4,860	Morgan Stanley	6/30/16	39
USD	42,319	CAD	54,912	Morgan Stanley	6/30/16	445
USD	51,512	CAD	66,658	Morgan Stanley	6/30/16	682
USD	7,751	CAD	10,009	Morgan Stanley	6/30/16	119
USD	49,119	CAD	64,333	Morgan Stanley	6/30/16	62
USD	47,819	CAD	61,989	Morgan Stanley	6/30/16	549
USD	52,379	CAD	68,232	Morgan Stanley	6/30/16	348
USD	2,275	CAD	2,964	Morgan Stanley	6/30/16	15
USD	2,641	CAD	3,479	Morgan Stanley	6/30/16	(12)
CHF	15,900	USD	16,375	JPMorgan Chase Bank N.A.	6/15/16	(370)
CHF	41,017	USD	41,490	UBS AG	6/15/16	(202)
CHF	23,196	USD	23,747	UBS AG	6/15/16	(398)
USD	939,330	CHF	928,622	UBS AG	6/15/16	4,575
CLP	3,491,364	USD	5,104	UBS AG	6/15/16	(71)
CLP	52,955,377	USD	78,360	UBS AG	6/15/16	(2,016)
CLP	161,100,407	USD	238,385	UBS AG	6/15/16	(6,133)
CLP	71,252,177	USD	104,384	UBS AG	6/15/16	(1,662)
CLP	213,536,502	USD	312,828	UBS AG	6/15/16	(4,981)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	233,903	CLP	161,100,409	UBS AG	6/15/16	$1,651
USD	76,801	CLP	52,897,026	UBS AG	6/15/16	542
USD	474,804	CLP	319,543,018	UBS AG	6/15/16	14,132
USD	161,532	CLP	108,710,747	UBS AG	6/15/16	4,808
COP	725,502,257	USD	236,845	UBS AG	6/16/16	(2,763)
COP	255,235,907	USD	83,323	UBS AG	6/16/16	(972)
COP	242,207,923	USD	80,385	UBS AG	6/16/16	(2,237)
COP	727,914,762	USD	241,583	UBS AG	6/16/16	(6,723)
USD	77,631	COP	242,207,909	UBS AG	6/16/16	(517)
USD	233,306	COP	727,914,751	UBS AG	6/16/16	(1,554)
CZK	2,667,922	USD	110,801	JPMorgan Chase Bank N.A.	6/15/16	(909)
USD	114,672	CZK	2,802,123	UBS AG	6/15/16	(748)
USD	141,480	CZK	3,457,210	UBS AG	6/15/16	(923)
DKK	111,411	USD	16,526	UBS AG	6/15/16	148
USD	140,309	DKK	945,896	UBS AG	6/15/16	(1,252)
EUR	1,135,490	USD	1,276,333	Deutsche Bank	6/15/16	(12,382)
EUR	5,804,127	USD	6,585,566	HSBC Holdings plc	6/15/16	(124,804)
EUR	151,203	USD	173,991	JPMorgan Chase Bank N.A.	6/15/16	(5,682)
EUR	80,321	USD	91,828	JPMorgan Chase Bank N.A.	6/15/16	(2,420)
EUR	35,828	USD	41,013	JPMorgan Chase Bank N.A.	6/15/16	(1,132)
EUR	34,420	USD	39,004	JPMorgan Chase Bank N.A.	6/15/16	(690)
EUR	35,146	USD	39,432	JPMorgan Chase Bank N.A.	6/15/16	(309)
EUR	87,632	USD	98,062	JPMorgan Chase Bank N.A.	6/15/16	(515)
EUR	194,589	USD	216,655	JPMorgan Chase Bank N.A.	6/15/16	(52)
EUR	953,114	USD	1,055,488	JPMorgan Chase Bank N.A.	6/15/16	5,454
EUR	90,526	USD	103,356	JPMorgan Chase Bank N.A.	6/15/16	(2,588)
EUR	8,765	USD	10,000	JPMorgan Chase Bank N.A.	6/15/16	(243)
EUR	50,577	USD	57,734	JPMorgan Chase Bank N.A.	6/15/16	(1,435)
EUR	328,326	USD	378,375	JPMorgan Chase Bank N.A.	6/15/16	(12,905)
EUR	799,717	USD	920,274	JPMorgan Chase Bank N.A.	6/15/16	(30,083)
EUR	89,122	USD	102,553	JPMorgan Chase Bank N.A.	6/15/16	(3,349)
EUR	500,761	USD	561,648	UBS AG	6/15/16	(4,234)
EUR	520,642	USD	585,284	UBS AG	6/15/16	(5,741)
EUR	9,644	USD	10,918	UBS AG	6/30/16	(177)
EUR	20,149	USD	22,827	UBS AG	6/30/16	(386)
EUR	1,618	USD	1,828	UBS AG	6/30/16	(26)
EUR	592	USD	677	UBS AG	6/30/16	(17)
EUR	504	USD	571	UBS AG	6/30/16	(9)
EUR	10,152	USD	11,484	UBS AG	6/30/16	(177)
EUR	810	USD	915	UBS AG	6/30/16	(13)
EUR	35,294	USD	39,960	UBS AG	6/30/16	(652)
EUR	2,097	USD	2,379	UBS AG	6/30/16	(43)
EUR	568	USD	650	UBS AG	6/30/16	(18)
EUR	24,933	USD	28,763	UBS AG	6/30/16	(995)
EUR	540	USD	623	UBS AG	6/30/16	(22)
EUR	543	USD	625	UBS AG	6/30/16	(21)
EUR	13,003	USD	14,976	UBS AG	6/30/16	(495)
EUR	137,148	USD	157,968	UBS AG	6/30/16	(5,220)
USD	1,287,909	EUR	1,135,490	Deutsche Bank	6/15/16	23,958

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,278,294	EUR	5,682,614	HSBC Holdings plc	6/15/16	$(47,208)
USD	135,198	EUR	121,513	HSBC Holdings plc	6/15/16	(62)
USD	19,900,252	EUR	17,970,410	JPMorgan Chase Bank N.A.	6/15/16	(103,193)
USD	76,030	EUR	67,663	JPMorgan Chase Bank N.A.	6/15/16	712
USD	100,144	EUR	89,962	JPMorgan Chase Bank N.A.	6/15/16	5
USD	53,197	EUR	47,788	JPMorgan Chase Bank N.A.	6/15/16	2
USD	5,256,243	EUR	4,633,460	JPMorgan Chase Bank N.A.	6/15/16	98,589
USD	95,115	EUR	83,453	JPMorgan Chase Bank N.A.	6/15/16	2,221
USD	64,817	EUR	56,921	JPMorgan Chase Bank N.A.	6/15/16	1,456
USD	138,329	EUR	122,204	JPMorgan Chase Bank N.A.	6/15/16	2,300
USD	52,833	EUR	46,674	JPMorgan Chase Bank N.A.	6/15/16	878
USD	24,609	EUR	21,815	JPMorgan Chase Bank N.A.	6/15/16	325
USD	30,568	EUR	27,273	JPMorgan Chase Bank N.A.	6/15/16	209
USD	33,811	EUR	30,147	JPMorgan Chase Bank N.A.	6/15/16	254
USD	145,631	EUR	129,846	JPMorgan Chase Bank N.A.	6/15/16	1,095
USD	55,320	EUR	49,388	JPMorgan Chase Bank N.A.	6/15/16	345
USD	215,703	EUR	193,733	JPMorgan Chase Bank N.A.	6/15/16	52
USD	61,837	EUR	55,539	JPMorgan Chase Bank N.A.	6/15/16	15
USD	121,231	EUR	107,470	JPMorgan Chase Bank N.A.	6/15/16	1,603
USD	32,115	EUR	28,100	UBS AG	6/15/16	836
USD	57,565	EUR	50,429	UBS AG	6/15/16	1,431
USD	53,257	EUR	46,655	UBS AG	6/15/16	1,324
USD	50,595	EUR	44,313	UBS AG	6/15/16	1,269
USD	500,243	EUR	437,736	UBS AG	6/15/16	12,985
USD	316,268	EUR	276,749	UBS AG	6/15/16	8,209
USD	830,353	EUR	741,356	UBS AG	6/30/16	4,676
USD	2,955,653	EUR	2,638,870	UBS AG	6/30/16	16,643
USD	23,897	EUR	21,335	UBS AG	6/30/16	135
USD	109,636	EUR	97,814	UBS AG	6/30/16	697
USD	31,709	EUR	27,775	UBS AG	6/30/16	775
USD	30,772	EUR	26,923	UBS AG	6/30/16	787
USD	32,289	EUR	28,291	UBS AG	6/30/16	780
USD	29,022	EUR	25,375	UBS AG	6/30/16	760
USD	31,982	EUR	27,993	UBS AG	6/30/16	805
USD	32,360	EUR	28,288	UBS AG	6/30/16	855
USD	30,238	EUR	26,520	UBS AG	6/30/16	702
USD	160,565	EUR	141,950	UBS AG	6/30/16	2,470
USD	102,745	EUR	91,046	UBS AG	6/30/16	1,343
USD	877	EUR	777	UBS AG	6/30/16	11
USD	27,056	EUR	23,976	UBS AG	6/30/16	354
USD	33,373	EUR	29,463	UBS AG	6/30/16	559
USD	861	EUR	760	UBS AG	6/30/16	14
USD	32,792	EUR	28,939	UBS AG	6/30/16	562
USD	643	EUR	569	UBS AG	6/30/16	10
USD	100,862	EUR	89,289	UBS AG	6/30/16	1,418
USD	68,199	EUR	60,374	UBS AG	6/30/16	959
USD	36,842	EUR	32,540	UBS AG	6/30/16	601
USD	52,216	EUR	46,028	UBS AG	6/30/16	953
USD	27,001	EUR	23,767	UBS AG	6/30/16	530

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	618	EUR	544	UBS AG	6/30/16	$12
USD	35,959	EUR	31,382	UBS AG	6/30/16	1,008
USD	29,108	EUR	25,403	UBS AG	6/30/16	816
USD	41,003	EUR	35,542	UBS AG	6/30/16	1,418
USD	25,017	EUR	21,677	UBS AG	6/30/16	875
USD	22,666	EUR	19,851	UBS AG	6/30/16	557
USD	631	EUR	552	UBS AG	6/30/16	16
USD	31,022	EUR	27,094	UBS AG	6/30/16	847
USD	23,097	EUR	20,387	UBS AG	6/30/16	391
USD	2,111	EUR	1,864	UBS AG	6/30/16	36
USD	24,467	EUR	21,661	UBS AG	6/30/16	342
USD	23,644	EUR	21,038	UBS AG	6/30/16	214
USD	808	EUR	719	UBS AG	6/30/16	7
USD	560	EUR	498	UBS AG	6/30/16	5
USD	26,387	EUR	23,482	UBS AG	6/30/16	233
USD	1,990	EUR	1,784	UBS AG	6/30/16	3
USD	13,765	EUR	12,318	UBS AG	6/30/16	46
USD	101,904	EUR	91,033	UBS AG	6/30/16	516
USD	36,311	EUR	32,438	UBS AG	6/30/16	184
USD	37,303	EUR	33,324	UBS AG	6/30/16	189
USD	1,035	EUR	925	UBS AG	6/30/16	5
USD	55,310	EUR	49,666	UBS AG	6/30/16	(5)
GBP	58,797	USD	85,179	JPMorgan Chase Bank N.A.	6/15/16	(14)
GBP	71,480	USD	103,989	JPMorgan Chase Bank N.A.	6/15/16	(453)
GBP	21,416	USD	31,070	UBS AG	6/15/16	(49)
GBP	67,137	USD	97,138	UBS AG	6/15/16	107
GBP	56,419	USD	82,485	UBS AG	6/15/16	(764)
GBP	27,388	USD	40,042	UBS AG	6/15/16	(371)
GBP	24,364	USD	35,593	UBS AG	6/15/16	(303)
GBP	27,943	USD	40,646	UBS AG	6/15/16	(172)
GBP	153,999	USD	218,974	UBS AG	6/15/16	4,087
GBP	95,449	USD	137,374	UBS AG	6/15/16	880
GBP	221,735	USD	319,130	UBS AG	6/15/16	2,045
GBP	30,137	USD	43,633	UBS AG	6/15/16	20
USD	60,081	GBP	42,501	JPMorgan Chase Bank N.A.	6/15/16	(1,480)
USD	185,221	GBP	131,024	JPMorgan Chase Bank N.A.	6/15/16	(4,563)
USD	26,809	GBP	18,663	JPMorgan Chase Bank N.A.	6/15/16	(224)
USD	91,606	GBP	63,252	JPMorgan Chase Bank N.A.	6/15/16	(12)
USD	30,187	GBP	20,796	JPMorgan Chase Bank N.A.	6/15/16	65
USD	4,235,948	GBP	2,979,034	UBS AG	6/15/16	(79,067)
USD	58,432	GBP	41,464	UBS AG	6/15/16	(1,627)
USD	227,155	GBP	161,193	UBS AG	6/15/16	(6,326)
USD	32,761	GBP	22,317	UBS AG	6/15/16	435
USD	38,466	GBP	26,361	UBS AG	6/15/16	283
HKD	59,217	USD	7,627	JPMorgan Chase Bank N.A.	6/15/16	(5)
HUF	28,923,080	USD	104,268	JPMorgan Chase Bank N.A.	6/15/16	(1,665)
HUF	88,104,970	USD	317,620	JPMorgan Chase Bank N.A.	6/15/16	(5,072)
USD	104,800	HUF	28,923,081	JPMorgan Chase Bank N.A.	6/15/16	2,197
USD	319,240	HUF	88,104,971	JPMorgan Chase Bank N.A.	6/15/16	6,692

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	4,631,882,513	USD	347,348	UBS AG	6/15/16	$(8,240)
IDR	1,512,093,655	USD	113,393	UBS AG	6/15/16	(2,690)
USD	110,211	IDR	1,512,093,655	UBS AG	6/15/16	(492)
USD	337,601	IDR	4,631,882,513	UBS AG	6/15/16	(1,507)
ILS	198,977	USD	52,542	JPMorgan Chase Bank N.A.	6/15/16	(887)
ILS	198,977	USD	51,094	State Street Bank & Trust Co.	6/15/16	562
USD	157,414	ILS	611,472	JPMorgan Chase Bank N.A.	6/15/16	(1,327)
USD	51,224	ILS	198,977	JPMorgan Chase Bank N.A.	6/15/16	(432)
USD	52,497	ILS	198,977	State Street Bank & Trust Co.	6/15/16	842
INR	7,752,600	USD	113,758	UBS AG	6/15/16	1,265
INR	23,747,954	USD	348,466	UBS AG	6/15/16	3,876
USD	32,025	INR	2,174,481	UBS AG	6/15/16	(237)
USD	115,666	INR	7,853,735	UBS AG	6/15/16	(857)
JPY	4,835,071	USD	42,619	JPMorgan Chase Bank N.A.	6/15/16	1,061
JPY	21,932,136	USD	195,051	JPMorgan Chase Bank N.A.	6/15/16	3,083
JPY	70,418,802	USD	622,493	JPMorgan Chase Bank N.A.	6/15/16	13,668
JPY	6,355,018	USD	59,637	JPMorgan Chase Bank N.A.	6/15/16	(2,226)
JPY	3,228,631	USD	29,459	JPMorgan Chase Bank N.A.	6/15/16	(291)
JPY	8,417,349	USD	76,947	JPMorgan Chase Bank N.A.	6/15/16	(905)
JPY	4,876,882	USD	44,483	JPMorgan Chase Bank N.A.	6/15/16	(425)
JPY	9,325,622	USD	84,090	JPMorgan Chase Bank N.A.	6/15/16	157
JPY	108,396,127	USD	965,590	JPMorgan Chase Bank N.A.	6/15/16	13,658
JPY	19,601,235	USD	181,836	JPMorgan Chase Bank N.A.	6/15/16	(4,759)
JPY	14,980,230	USD	138,968	JPMorgan Chase Bank N.A.	6/15/16	(3,637)
JPY	85,496,770	USD	787,716	JPMorgan Chase Bank N.A.	6/15/16	(15,341)
JPY	4,876,648	USD	44,931	JPMorgan Chase Bank N.A.	6/15/16	(875)
JPY	5,571,360	USD	50,216	JPMorgan Chase Bank N.A.	6/15/16	116
JPY	17,166,531	USD	155,707	UBS AG	6/15/16	(625)
JPY	7,355,714	USD	66,719	UBS AG	6/15/16	(268)
JPY	42,096,930	USD	396,346	UBS AG	6/15/16	(16,043)
JPY	7,531,142	USD	70,437	UBS AG	6/15/16	(2,401)
JPY	1,893,285	USD	17,421	Credit Suisse AG	6/30/16	(307)
JPY	1,310,302	USD	11,876	Credit Suisse AG	6/30/16	(31)
JPY	1,529,329	USD	14,080	Credit Suisse AG	6/30/16	(255)
JPY	2,014,776	USD	18,891	Credit Suisse AG	6/30/16	(678)
USD	11,682,983	JPY	1,311,519,937	JPMorgan Chase Bank N.A.	6/15/16	(165,251)
USD	95,305	JPY	10,697,107	JPMorgan Chase Bank N.A.	6/15/16	(1,332)
USD	143,543	JPY	16,111,266	JPMorgan Chase Bank N.A.	6/15/16	(2,006)
USD	198,757	JPY	22,174,132	JPMorgan Chase Bank N.A.	6/15/16	(1,563)
USD	411,156	JPY	45,870,133	JPMorgan Chase Bank N.A.	6/15/16	(3,234)
USD	115,686	JPY	12,701,891	JPMorgan Chase Bank N.A.	6/15/16	938
USD	27,593	JPY	3,048,592	JPMorgan Chase Bank N.A.	6/15/16	52
USD	29,292	JPY	3,233,825	JPMorgan Chase Bank N.A.	6/15/16	78
USD	54,069	JPY	5,944,034	JPMorgan Chase Bank N.A.	6/15/16	370
USD	85,003	JPY	9,426,887	JPMorgan Chase Bank N.A.	6/15/16	(159)
USD	120,464	JPY	13,075,065	UBS AG	6/15/16	2,344
USD	219,536	JPY	23,317,506	UBS AG	6/15/16	8,887
USD	313,834	JPY	33,479,006	UBS AG	6/15/16	11,385
USD	20,569	JPY	2,242,278	UBS AG	6/15/16	312

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	318,852	JPY	35,806,426	Credit Suisse AG	6/30/16	$(4,817)
USD	16,484	JPY	1,782,823	Credit Suisse AG	6/30/16	368
USD	21,494	JPY	2,341,337	Credit Suisse AG	6/30/16	330
USD	16,407	JPY	1,821,251	Credit Suisse AG	6/30/16	(56)
USD	17,458	JPY	1,891,724	Credit Suisse AG	6/30/16	358
USD	17,065	JPY	1,858,204	Credit Suisse AG	6/30/16	268
USD	12,547	JPY	1,367,616	Credit Suisse AG	6/30/16	184
KRW	564,598,882	USD	466,148	UBS AG	6/15/16	7,900
KRW	245,720,343	USD	212,249	UBS AG	6/15/16	(5,937)
KRW	83,412,760	USD	72,050	UBS AG	6/15/16	(2,015)
KRW	36,385,220	USD	31,138	UBS AG	6/15/16	(589)
KRW	134,594,179	USD	113,438	UBS AG	6/15/16	(430)
KRW	372,328,513	USD	313,804	UBS AG	6/15/16	(1,190)
KRW	34,540,643	USD	30,114	UBS AG	6/15/16	(1,113)
KRW	94,125,165	USD	82,119	UBS AG	6/15/16	(3,090)
USD	202,873	KRW	245,720,347	UBS AG	6/15/16	(3,438)
USD	235,767	KRW	274,374,044	UBS AG	6/15/16	5,397
USD	79,648	KRW	92,690,395	UBS AG	6/15/16	1,823
USD	62,011	KRW	73,684,791	UBS AG	6/15/16	144
USD	161,649	KRW	192,079,630	UBS AG	6/15/16	375
MXN	915,004	USD	51,833	JPMorgan Chase Bank N.A.	6/15/16	(2,326)
MXN	2,865,357	USD	162,316	JPMorgan Chase Bank N.A.	6/15/16	(7,285)
MXN	2,641,261	USD	146,747	JPMorgan Chase Bank N.A.	6/15/16	(3,841)
MXN	1,202,070	USD	66,786	JPMorgan Chase Bank N.A.	6/15/16	(1,748)
MXN	1,152,228	USD	62,843	JPMorgan Chase Bank N.A.	6/15/16	(502)
MXN	3,106,961	USD	169,455	JPMorgan Chase Bank N.A.	6/15/16	(1,352)
MXN	1,061,168	USD	57,632	JPMorgan Chase Bank N.A.	6/15/16	(218)
MXN	3,009,319	USD	163,437	JPMorgan Chase Bank N.A.	6/15/16	(617)
USD	431,062	MXN	7,790,437	JPMorgan Chase Bank N.A.	6/15/16	9,559
USD	105,486	MXN	1,906,417	JPMorgan Chase Bank N.A.	6/15/16	2,339
MYR	38,600	USD	9,403	UBS AG	6/15/16	(31)
MYR	288,454	USD	70,269	UBS AG	6/15/16	(236)
MYR	294,226	USD	74,346	UBS AG	6/15/16	(2,912)
MYR	865,675	USD	218,743	UBS AG	6/15/16	(8,567)
MYR	88,866	USD	22,125	UBS AG	6/15/16	(550)
USD	64,662	MYR	267,637	UBS AG	6/15/16	(317)
USD	195,149	MYR	807,723	UBS AG	6/15/16	(957)
USD	82,864	MYR	340,445	UBS AG	6/15/16	207
USD	234,702	MYR	964,272	UBS AG	6/15/16	587
USD	211,887	MYR	860,579	UBS AG	6/15/16	2,948
USD	86,226	MYR	350,208	UBS AG	6/15/16	1,200
NOK	459,429	USD	56,425	Barclays Bank plc	6/15/16	(1,508)
NOK	1,506,089	USD	184,972	Barclays Bank plc	6/15/16	(4,944)
NOK	144,735	USD	16,927	Barclays Bank plc	6/15/16	374
NOK	346,508	USD	40,524	Barclays Bank plc	6/15/16	896
NOK	1,979,739	USD	238,843	UBS AG	6/15/16	(2,198)
NOK	653,747	USD	78,870	UBS AG	6/15/16	(726)
NOK	659,301	USD	80,192	UBS AG	6/15/16	(1,384)
NOK	1,972,773	USD	239,953	UBS AG	6/15/16	(4,141)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	218,137	NOK	1,852,597	Barclays Bank plc	6/15/16	$(3,310)
USD	71,138	NOK	604,164	Barclays Bank plc	6/15/16	(1,080)
USD	234,656	NOK	1,993,887	JPMorgan Chase Bank N.A.	6/15/16	(3,681)
USD	77,067	NOK	654,847	JPMorgan Chase Bank N.A.	6/15/16	(1,209)
USD	1,715,741	NOK	13,968,722	JPMorgan Chase Bank N.A.	6/15/16	46,010
USD	546,377	NOK	4,448,338	JPMorgan Chase Bank N.A.	6/15/16	14,652
USD	60,016	NOK	502,050	JPMorgan Chase Bank N.A.	6/15/16	4
USD	78,876	NOK	656,788	UBS AG	6/15/16	368
USD	237,028	NOK	1,973,700	UBS AG	6/15/16	1,105
USD	184,893	NOK	1,506,089	UBS AG	6/15/16	4,865
USD	56,401	NOK	459,429	UBS AG	6/15/16	1,484
NZD	343,983	USD	237,971	UBS AG	6/15/16	(5,389)
NZD	110,353	USD	76,343	UBS AG	6/15/16	(1,729)
NZD	347,843	USD	239,828	UBS AG	6/15/16	(4,636)
NZD	115,530	USD	79,655	UBS AG	6/15/16	(1,540)
USD	65,294	NZD	97,079	JPMorgan Chase Bank N.A.	6/15/16	(345)
USD	111,149	NZD	165,255	JPMorgan Chase Bank N.A.	6/15/16	(587)
USD	469,224	NZD	693,027	UBS AG	6/15/16	639
USD	154,961	NZD	228,871	UBS AG	6/15/16	211
USD	51,749	NZD	75,786	UBS AG	6/15/16	507
USD	160,908	NZD	235,650	UBS AG	6/15/16	1,575
PHP	16,542,687	USD	354,841	UBS AG	6/15/16	(1,284)
PHP	5,400,416	USD	115,839	UBS AG	6/15/16	(419)
USD	350,741	PHP	16,542,687	UBS AG	6/15/16	(2,816)
USD	114,501	PHP	5,400,416	UBS AG	6/15/16	(919)
PLN	1,192,843	USD	312,513	JPMorgan Chase Bank N.A.	6/15/16	(10,139)
PLN	397,944	USD	104,257	JPMorgan Chase Bank N.A.	6/15/16	(3,382)
PLN	606,561	USD	159,279	JPMorgan Chase Bank N.A.	6/15/16	(5,522)
PLN	199,134	USD	52,291	JPMorgan Chase Bank N.A.	6/15/16	(1,813)
PLN	443,166	USD	115,795	State Street Bank & Trust Co.	6/15/16	(3,457)
PLN	51,137	USD	13,362	State Street Bank & Trust Co.	6/15/16	(399)
USD	101,721	PLN	385,067	JPMorgan Chase Bank N.A.	6/15/16	4,110
USD	315,802	PLN	1,195,477	JPMorgan Chase Bank N.A.	6/15/16	12,760
USD	51,075	PLN	199,172	JPMorgan Chase Bank N.A.	6/15/16	586
USD	155,189	PLN	605,180	JPMorgan Chase Bank N.A.	6/15/16	1,782
USD	13,353	PLN	51,137	JPMorgan Chase Bank N.A.	6/15/16	390
USD	115,722	PLN	443,166	JPMorgan Chase Bank N.A.	6/15/16	3,384
USD	157,516	PLN	621,529	JPMorgan Chase Bank N.A.	6/15/16	(35)
USD	49,845	PLN	196,678	JPMorgan Chase Bank N.A.	6/15/16	(11)
USD	112,872	PLN	443,166	State Street Bank & Trust Co.	6/15/16	534
USD	13,024	PLN	51,137	State Street Bank & Trust Co.	6/15/16	62
RUB	2,426,678	USD	33,333	UBS AG	6/15/16	2,933
RUB	5,493,457	USD	80,679	UBS AG	6/15/16	1,420
RUB	16,175,644	USD	237,563	UBS AG	6/15/16	4,181
USD	239,568	RUB	16,175,644	UBS AG	6/15/16	(2,176)
USD	82,299	RUB	5,470,407	UBS AG	6/15/16	544
SEK	83,365	USD	9,869	Barclays Bank plc	6/15/16	131
SEK	566,800	USD	68,130	Barclays Bank plc	6/15/16	(146)
SEK	1,664,023	USD	200,017	Barclays Bank plc	6/15/16	(427)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,888,206	USD	358,377	Barclays Bank plc	6/15/16	$(11,953)
SEK	1,990,870	USD	241,262	UBS AG	6/15/16	(2,468)
SEK	635,836	USD	77,053	UBS AG	6/15/16	(788)
SEK	650,165	USD	80,652	UBS AG	6/15/16	(2,669)
SEK	234,214	USD	28,890	UBS AG	6/15/16	(797)
USD	538,889	SEK	4,552,229	Barclays Bank plc	6/15/16	(7,125)
USD	80,674	SEK	650,165	Barclays Bank plc	6/15/16	2,691
USD	358,280	SEK	2,888,206	UBS AG	6/15/16	11,856
USD	83,486	SEK	692,054	UBS AG	6/15/16	478
USD	49,269	SEK	408,510	UBS AG	6/15/16	270
USD	234,960	SEK	1,947,694	UBS AG	6/15/16	1,345
USD	159,054	SGD	220,613	JPMorgan Chase Bank N.A.	6/15/16	(1,115)
USD	121,511	SGD	168,540	JPMorgan Chase Bank N.A.	6/15/16	(852)
USD	238,858	SGD	323,363	JPMorgan Chase Bank N.A.	6/15/16	4,091
USD	76,344	SGD	103,353	JPMorgan Chase Bank N.A.	6/15/16	1,308
THB	57,940	USD	1,639	UBS AG	6/15/16	(17)
THB	12,833,129	USD	359,074	UBS AG	6/15/16	72
THB	4,456,933	USD	124,706	UBS AG	6/15/16	25
USD	195,130	THB	6,899,814	UBS AG	6/15/16	2,033
USD	114,275	THB	4,075,278	UBS AG	6/15/16	225
USD	356,963	THB	12,730,025	UBS AG	6/15/16	703
TRY	251,858	USD	85,185	JPMorgan Chase Bank N.A.	6/15/16	(191)
TRY	455,781	USD	152,277	State Street Bank & Trust Co.	6/15/16	1,534
TRY	725,620	USD	242,431	State Street Bank & Trust Co.	6/15/16	2,443
USD	164,441	TRY	475,092	JPMorgan Chase Bank N.A.	6/15/16	4,112
USD	53,915	TRY	155,769	JPMorgan Chase Bank N.A.	6/15/16	1,348
USD	244,704	TRY	725,620	State Street Bank & Trust Co.	6/15/16	(170)
USD	153,705	TRY	455,781	State Street Bank & Trust Co.	6/15/16	(107)
TWD	2,497,306	USD	76,935	UBS AG	6/15/16	(391)
TWD	7,797,649	USD	240,223	UBS AG	6/15/16	(1,222)
TWD	4,208,178	USD	128,451	UBS AG	6/15/16	532
TWD	12,742,756	USD	388,961	UBS AG	6/15/16	1,611
USD	204,131	TWD	6,705,484	UBS AG	6/15/16	(1,396)
USD	625,298	TWD	20,540,405	UBS AG	6/15/16	(4,276)
ZAR	3,588,704	USD	238,693	JPMorgan Chase Bank N.A.	6/15/16	(10,947)
ZAR	1,187,043	USD	78,953	JPMorgan Chase Bank N.A.	6/15/16	(3,621)
ZAR	2,333,952	USD	154,503	JPMorgan Chase Bank N.A.	6/15/16	(6,386)
ZAR	875,523	USD	57,958	JPMorgan Chase Bank N.A.	6/15/16	(2,395)
ZAR	1,181,693	USD	78,269	JPMorgan Chase Bank N.A.	6/15/16	(3,277)
ZAR	3,527,314	USD	233,631	JPMorgan Chase Bank N.A.	6/15/16	(9,781)
ZAR	127,302	USD	8,105	UBS AG	6/15/16	(26)
USD	69,294	ZAR	1,084,462	JPMorgan Chase Bank N.A.	6/15/16	472
USD	215,133	ZAR	3,366,841	JPMorgan Chase Bank N.A.	6/15/16	1,466
USD	52,827	ZAR	832,689	JPMorgan Chase Bank N.A.	6/15/16	(18)
USD	150,293	ZAR	2,369,022	JPMorgan Chase Bank N.A.	6/15/16	(50)
USD	21,040	ZAR	330,478	UBS AG	6/15/16	67
USD	154,450	ZAR	2,357,699	UBS AG	6/15/16	4,825
USD	467,716	ZAR	7,139,749	UBS AG	6/15/16	14,612
						$(510,248)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
42	Euro-Schatz	September 2016	$5,223,393	$633
84	U.S. Treasury 2-Year Notes	September 2016	18,304,125	(6,752)
16	U.S. Treasury 5-Year Notes	September 2016	1,921,875	(1,411)
10	U.S. Treasury 10-Year Ultra Notes	September 2016	1,410,156	340
			$26,859,549	$(7,190)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
15	Euro-Bobl	September 2016	$2,207,554	$(2,027)
28	U.S. Treasury 10-Year Notes	September 2016	3,631,250	(8,375)
4	U.S. Treasury Long Bonds	September 2016	653,250	(1,875)
13	U.S. Treasury Ultra Bonds	September 2016	2,276,625	(6,529)
			$8,768,679	$(18,806)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$1,881,000	Sell	5.00%	12/20/20	4.06%	$123,971	$88,379
CDX North America High Yield 26 Index	4,365,000	Sell	5.00%	6/20/21	4.36%	92,591	162,571
						$216,562	$250,950

* The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	KRW	-	South Korean Won
AUD	-	Australian Dollar	LIQ FAC	-	Liquidity Facilities
BRL	-	Brazilian Real	LOC	-	Letter of Credit
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CDX	-	Credit Derivatives Indexes	MXN	-	Mexican Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
COP	-	Colombian Peso	NZD	-	New Zealand Dollar
CVA	-	Certificaten Van Aandelen	PHP	-	Philippine Peso
CZK	-	Czech Koruna	PIK	-	Payment in Kind
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	RUB	-	Russian Ruble
FHLB	-	Federal Home Loan Bank	SBBPA	-	Standby Bond Purchase Agreement
FHLMC	-	Federal Home Loan Mortgage Corporation	SEK	-	Swedish Krona
FNMA	-	Federal National Mortgage Association	SEQ	-	Sequential Payer
GBP	-	British Pound	SGD	-	Singapore Dollar
GDR	-	Global Depositary Receipt	THB	-	Thai Baht
GNMA	-	Government National Mortgage Association	TRY	-	Turkish Lira
GO	-	General Obligation	TWD	-	Taiwanese Dollar
HKD	-	Hong Kong Dollar	USD	-	United States Dollar
HUF	-	Hungarian Forint	VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel	VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
INR	-	Indian Rupee
JPY	-	Japanese Yen	ZAR	-	South African Rand
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $151,620.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $59,433,451, which represented 3.8% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Security is in default.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,404,618,560)	$1,572,080,300
Foreign currency holdings, at value (cost of $556,663)	552,801
Deposits with broker for futures contracts and swap agreements, at value (cost of $374,263)	370,664
Receivable for investments sold	6,471,954
Receivable for capital shares sold	1,486,146
Receivable for variation margin on futures contracts	701
Unrealized appreciation on forward foreign currency exchange contracts	581,563
Dividends and interest receivable	6,103,662
Other assets	13,247
1,587,661,038

Liabilities
Disbursements in excess of demand deposit cash	27,193
Payable for investments purchased	20,677,765
Payable for capital shares redeemed	6,186,758
Payable for variation margin on futures contracts	4,625
Unrealized depreciation on forward foreign currency exchange contracts	1,091,811
Payable for variation margin on swap agreements	5,089
Accrued management fees	1,337,825
Distribution and service fees payable	218,445
Accrued foreign taxes	26,985
29,576,496

Net Assets	$1,558,084,542

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,421,464,121
Undistributed net investment income	1,064,386
Accumulated net realized loss	(31,538,837)
Net unrealized appreciation	167,094,872
$1,558,084,542

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$603,469,521	92,294,755	$6.54
Institutional Class, $0.01 Par Value	$258,626,993	39,531,604	$6.54
A Class, $0.01 Par Value	$476,274,403	73,085,936	$6.52*
C Class, $0.01 Par Value	$113,302,513	17,524,876	$6.47
R Class, $0.01 Par Value	$53,179,789	8,200,705	$6.48
R6 Class, $0.01 Par Value	$53,231,323	8,139,082	$6.54
*Maximum offering price $6.92 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $411,685)	$11,655,387
Interest	6,488,845
18,144,232

Expenses:
Management fees	7,866,520
Distribution and service fees:
A Class	585,275
C Class	569,984
R Class	126,984
Directors' fees and expenses	26,036
Other expenses	8,184
9,182,983

Net investment income (loss)	8,961,249

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $56)	(2,238,138)
Futures contract transactions	(339,059)
Swap agreement transactions	(16,468)
Foreign currency transactions	(370,578)
Capital gain distributions received from underlying funds	104,518
(2,859,725)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $44,581)	7,653,699
Futures contracts	(12,703)
Swap agreements	269,178
Translation of assets and liabilities in foreign currencies	(2,116,882)
5,793,292

Net realized and unrealized gain (loss)	2,933,567

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,894,816

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$8,961,249	$14,156,523
Net realized gain (loss)	(2,859,725)	102,207,687
Change in net unrealized appreciation (depreciation)	5,793,292	(127,766,966)
Net increase (decrease) in net assets resulting from operations	11,894,816	(11,402,756)

Distributions to Shareholders
From net investment income:
Investor Class	(3,524,361)	(4,263,174)
Institutional Class	(1,657,141)	(2,249,589)
A Class	(2,369,044)	(2,306,986)
B Class	—	(3,014)
C Class	(298,255)	(30,853)
R Class	(210,859)	(137,259)
R6 Class	(279,635)	(99,779)
From net realized gains:
Investor Class	(41,011,983)	(55,786,566)
Institutional Class	(17,220,342)	(22,652,074)
A Class	(32,026,415)	(47,218,884)
B Class	—	(989,345)
C Class	(7,878,800)	(10,056,228)
R Class	(3,370,686)	(3,903,781)
R6 Class	(2,716,709)	(675,551)
Decrease in net assets from distributions	(112,564,230)	(150,373,083)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	35,114,613	(23,795,802)

Net increase (decrease) in net assets	(65,554,801)	(185,571,641)

Net Assets
Beginning of period	1,623,639,343	1,809,210,984
End of period	$1,558,084,542	$1,623,639,343

Undistributed net investment income	$1,064,386	$442,432

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.70% to 0.90% for the Institutional Class and 0.55% to 0.75% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.07% for the Investor Class, A Class, C Class and R Class, 0.87% for the Institutional Class and 0.72% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.  There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2016 totaled $630,983,465, of which $139,312,996 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 totaled $674,216,202, of which $139,082,281 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	750,000,000		430,000,000
Sold	4,713,383	$29,736,558	14,253,044	$100,741,975
Issued in reinvestment of distributions	6,893,608	44,055,600	8,646,746	59,379,688
Redeemed	(11,932,369)	(76,674,762)	(23,335,526)	(164,455,879)
	(325,378)	(2,882,604)	(435,736)	(4,334,216)
Institutional Class/Shares Authorized	400,000,000		200,000,000
Sold	4,018,461	26,054,143	6,669,192	47,482,782
Issued in reinvestment of distributions	2,952,116	18,864,023	3,621,783	24,882,100
Redeemed	(5,179,492)	(33,267,621)	(10,288,893)	(73,568,521)
	1,791,085	11,650,545	2,082	(1,203,639)
A Class/Shares Authorized	650,000,000		375,000,000
Sold	6,846,591	43,533,620	15,539,491	110,226,654
Issued in reinvestment of distributions	5,289,577	33,698,241	7,008,844	47,973,910
Redeemed	(11,639,900)	(74,049,958)	(29,084,419)	(205,321,396)
	496,268	3,181,903	(6,536,084)	(47,120,832)
B Class/Shares Authorized	N/A		50,000,000
Sold			26,316	187,457
Issued in reinvestment of distributions			142,921	973,389
Redeemed			(1,896,660)	(13,273,269)
			(1,727,423)	(12,112,423)
C Class/Shares Authorized	150,000,000		75,000,000
Sold	957,151	6,070,598	2,713,490	19,125,505
Issued in reinvestment of distributions	1,237,265	7,832,786	1,411,231	9,625,620
Redeemed	(2,284,512)	(14,351,585)	(3,269,102)	(23,015,840)
	(90,096)	(448,201)	855,619	5,735,285
R Class/Shares Authorized	70,000,000		50,000,000
Sold	961,019	6,040,503	2,018,606	14,217,522
Issued in reinvestment of distributions	557,941	3,538,002	582,486	3,974,561
Redeemed	(864,664)	(5,496,699)	(1,563,598)	(10,978,966)
	654,296	4,081,806	1,037,494	7,213,117
R6 Class/Shares Authorized	70,000,000		10,000,000
Sold	3,586,822	23,323,115	4,509,294	31,300,060
Issued in reinvestment of distributions	468,912	2,996,344	112,986	775,330
Redeemed	(1,062,823)	(6,788,295)	(573,660)	(4,048,484)
	2,992,911	19,531,164	4,048,620	28,026,906
Net increase (decrease)	5,519,086	$35,114,613	(2,755,428)	$(23,795,802)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$771,785,267	$261,035,929	—
U.S. Treasury Securities	—	173,637,543	—
Corporate Bonds	—	143,507,845	—
Sovereign Governments and Agencies	—	58,570,484	—
U.S. Government Agency Mortgage-Backed Securities	—	58,153,243	—
Municipal Securities	—	17,608,881	—
Collateralized Mortgage Obligations	—	15,124,045	—
Commercial Mortgage-Backed Securities	—	13,722,073	—
Asset-Backed Securities	—	10,760,221	—
Commercial Paper	—	5,600,319	—
Exchange-Traded Funds	5,356,151	—	—
U.S. Government Agency Securities	—	3,936,647	—
Temporary Cash Investments	30,181,129	3,100,523	—
	$807,322,547	$764,757,753	—
Other Financial Instruments
Futures Contracts	$340	$633	—
Swap Agreements	—	250,950	—
Forward Foreign Currency Exchange Contracts	—	581,563	—
	$340	$833,146	—

Liabilities
Other Financial Instruments
Futures Contracts	$24,942	$2,027	—
Forward Foreign Currency Exchange Contracts	—	1,091,811	—
	$24,942	$1,093,838	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $6,098,550.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $96,412,775.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 189 contracts.

Value of Derivative Instruments as of May 31, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$5,089
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$581,563	Unrealized depreciation on forward foreign currency exchange contracts	1,091,811
Interest Rate Risk	Receivable for variation margin on futures contracts*	701	Payable for variation margin on futures contracts*	4,625
		$582,264		$1,101,525

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(16,468)	Change in net unrealized appreciation (depreciation) on swap agreements	$269,178
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(396,197)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(2,188,737)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(339,059)	Change in net unrealized appreciation (depreciation) on futures contracts	(12,703)
		$(751,724)		$(1,932,262)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,423,532,220
Gross tax appreciation of investments	$181,732,947
Gross tax depreciation of investments	(33,184,867)
Net tax appreciation (depreciation) of investments	$148,548,080

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$6.97	0.04	0.02	0.06	(0.04)	(0.45)	(0.49)	$6.54	0.99%	1.07%(4)	1.29%(4)	42%	$603,470
2015	$7.67	0.07	(0.13)	(0.06)	(0.04)	(0.60)	(0.64)	$6.97	(0.56)%	1.06%	0.97%	88%	$645,785
2014	$7.75	0.07	0.53	0.60	(0.07)	(0.61)	(0.68)	$7.67	8.46%	1.06%	0.92%	69%	$714,110
2013	$7.08	0.08	0.97	1.05	(0.10)	(0.28)	(0.38)	$7.75	15.44%	1.06%	1.13%	74%	$681,335
2012	$6.48	0.10	0.66	0.76	(0.10)	(0.06)	(0.16)	$7.08	11.81%	1.07%	1.48%	78%	$627,729
2011	$6.30	0.10	0.18	0.28	(0.10)	—	(0.10)	$6.48	4.42%	1.07%	1.51%	86%	$586,861
Institutional Class
2016(3)	$6.97	0.05	0.01	0.06	(0.04)	(0.45)	(0.49)	$6.54	1.06%	0.87%(4)	1.49%(4)	42%	$258,627
2015	$7.68	0.08	(0.13)	(0.05)	(0.06)	(0.60)	(0.66)	$6.97	(0.50)%	0.86%	1.17%	88%	$263,207
2014	$7.75	0.08	0.54	0.62	(0.08)	(0.61)	(0.69)	$7.68	8.82%	0.86%	1.12%	69%	$289,676
2013	$7.08	0.09	0.97	1.06	(0.11)	(0.28)	(0.39)	$7.75	15.66%	0.86%	1.33%	74%	$255,268
2012	$6.48	0.12	0.65	0.77	(0.11)	(0.06)	(0.17)	$7.08	12.03%	0.87%	1.68%	78%	$240,396
2011	$6.30	0.11	0.18	0.29	(0.11)	—	(0.11)	$6.48	4.63%	0.87%	1.71%	86%	$235,783

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$6.95	0.03	0.02	0.05	(0.03)	(0.45)	(0.48)	$6.52	0.92%	1.32%(4)	1.04%(4)	42%	$476,274
2015	$7.66	0.05	(0.13)	(0.08)	(0.03)	(0.60)	(0.63)	$6.95	(0.90)%	1.31%	0.72%	88%	$504,771
2014	$7.74	0.05	0.53	0.58	(0.05)	(0.61)	(0.66)	$7.66	8.22%	1.31%	0.67%	69%	$606,035
2013	$7.07	0.06	0.97	1.03	(0.08)	(0.28)	(0.36)	$7.74	15.19%	1.31%	0.88%	74%	$675,093
2012	$6.47	0.08	0.66	0.74	(0.08)	(0.06)	(0.14)	$7.07	11.57%	1.32%	1.23%	78%	$620,975
2011	$6.29	0.08	0.18	0.26	(0.08)	—	(0.08)	$6.47	4.17%	1.32%	1.26%	86%	$562,309
C Class
2016(3)	$6.91	0.01	0.02	0.03	(0.02)	(0.45)	(0.47)	$6.47	0.53%	2.07%(4)	0.29%(4)	42%	$113,303
2015	$7.64	—(5)	(0.13)	(0.13)	—(5)	(0.60)	(0.60)	$6.91	(1.57)%	2.06%	(0.03)%	88%	$121,748
2014	$7.74	(0.01)	0.53	0.52	(0.01)	(0.61)	(0.62)	$7.64	7.33%	2.06%	(0.08)%	69%	$128,076
2013	$7.07	0.01	0.97	0.98	(0.03)	(0.28)	(0.31)	$7.74	14.39%	2.06%	0.13%	74%	$121,782
2012	$6.48	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.07	10.73%	2.07%	0.48%	78%	$100,437
2011	$6.30	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.48	3.38%	2.07%	0.51%	86%	$91,094
R Class
2016(3)	$6.93	0.03	—(5)	0.03	(0.03)	(0.45)	(0.48)	$6.48	0.54%	1.57%(4)	0.79%(4)	42%	$53,180
2015	$7.64	0.03	(0.12)	(0.09)	(0.02)	(0.60)	(0.62)	$6.93	(1.04)%	1.56%	0.47%	88%	$52,262
2014	$7.72	0.03	0.54	0.57	(0.04)	(0.61)	(0.65)	$7.64	8.02%	1.56%	0.42%	69%	$49,716
2013	$7.06	0.05	0.95	1.00	(0.06)	(0.28)	(0.34)	$7.72	14.78%	1.56%	0.63%	74%	$46,052
2012	$6.46	0.07	0.66	0.73	(0.07)	(0.06)	(0.13)	$7.06	11.36%	1.57%	0.98%	78%	$48,677
2011	$6.28	0.07	0.18	0.25	(0.07)	—	(0.07)	$6.46	3.91%	1.57%	1.01%	86%	$39,971

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$6.97	0.05	0.01	0.06	(0.04)	(0.45)	(0.49)	$6.54	1.11%	0.72%(4)	1.64%(4)	42%	$53,231
2015	$7.67	0.09	(0.12)	(0.03)	(0.07)	(0.60)	(0.67)	$6.97	(0.20)%	0.71%	1.32%	88%	$35,867
2014	$7.75	0.08	0.55	0.63	(0.10)	(0.61)	(0.71)	$7.67	8.84%	0.71%	1.27%	69%	$8,420
2013(6)	$7.41	0.03	0.34	0.37	(0.03)	—	(0.03)	$7.75	4.97%	0.71%(4)	1.17%(4)	74%(7)	$127

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89431 1607

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2016